Schedules of Investments

November 30, 2023

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.1%
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.6%
191,464	AT&T Inc.	$3,172,558
6,540	Frontier Communications Parent Inc.*	143,161
2,850	GCI Liberty Inc.*(a)(b)	–
3,331	Iridium Communications Inc.	126,911
200,332	Verizon Communications Inc.	7,678,726

	Total Diversified Telecommunication Services	11,121,356

Entertainment - 1.7%
1,519	AMC Entertainment Holdings Inc., Class A Shares*	10,101
7,323	Electronic Arts Inc.	1,010,647
577	Liberty Media Corp.-Liberty Formula One, Class A Shares*	33,080
5,182	Liberty Media Corp.-Liberty Formula One, Class C Shares*	329,886
507	Liberty Media Corp.-Liberty Live, Class A Shares*	16,706
1,115	Liberty Media Corp.-Liberty Live, Class C Shares*	38,189
48,173	Live Nation Entertainment Inc.*	4,057,130
497	Madison Square Garden Sports Corp., Class A Shares*	84,088
34,361	Netflix Inc.*	16,286,083
2,011	Playtika Holding Corp.*	17,476
12,269	ROBLOX Corp., Class A Shares*	482,294
3,292	Roku Inc., Class A Shares*	343,026
3,747	Spotify Technology SA*	693,607
4,407	Take-Two Interactive Software Inc.*	697,187
1,176	TKO Group Holdings Inc., Class A Shares	90,940
101,464	Walt Disney Co. (The)*	9,404,698
58,891	Warner Bros Discovery Inc.*	615,411

	Total Entertainment	34,210,549

Interactive Media & Services - 5.2%
331,612	Alphabet Inc., Class A Shares*	43,948,538
200,799	Alphabet Inc., Class C Shares*	26,891,002
2,083	IAC Inc.*	99,630
7,448	Match Group Inc.*	241,166
90,017	Meta Platforms Inc., Class A Shares*	29,449,061
15,854	Pinterest Inc., Class A Shares*	540,146
2,913	TripAdvisor Inc.*	51,939
8,334	ZoomInfo Technologies Inc., Class A Shares*	119,760

	Total Interactive Media & Services	101,341,242

Media - 0.8%
151	Cable One Inc.	80,344
2,741	Charter Communications Inc., Class A Shares*	1,096,756
214,821	Comcast Corp., Class A Shares	8,998,852
6,057	DISH Network Corp., Class A Shares*	22,169
92,003	Fox Corp., Class A Shares	2,717,769
3,588	Fox Corp., Class B Shares	99,244
10,301	Interpublic Group of Cos., Inc. (The)	316,653
396	Liberty Broadband Corp., Class A Shares*	32,844
3,112	Liberty Broadband Corp., Class C Shares*	258,669
4,129	Liberty Media Corp.-Liberty SiriusXM*	111,442
1,933	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	52,075
4,314	New York Times Co. (The), Class A Shares	202,715
10,172	News Corp., Class A Shares	224,191
3,025	News Corp., Class B Shares	69,696
914	Nexstar Media Group Inc., Class A Shares	129,724
5,273	Omnicom Group Inc.	425,162
181	Paramount Global, Class A Shares(c)	3,206
15,412	Paramount Global, Class B Shares	221,470

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 8.4% - (continued)
Media - 0.8% - (continued)
18,261	Sirius XM Holdings Inc.(c)	$85,461
11,779	Trade Desk Inc. (The), Class A Shares*	829,948

	Total Media	15,978,390

Wireless Telecommunication Services - 0.1%
14,241	T-Mobile US Inc.	2,142,559

	TOTAL COMMUNICATION SERVICES	164,794,096

CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.1%
19,342	Aptiv PLC*	1,602,291
6,232	BorgWarner Inc.	209,956
6,260	Gentex Corp.	190,367
1,569	Lear Corp.	209,854
1,093	Phinia Inc.	27,871
7,193	QuantumScape Corp., Class A Shares*	45,604

	Total Automobile Components	2,285,943

Automobiles - 1.2%
104,915	Ford Motor Co.	1,076,428
106,782	General Motors Co.	3,374,311
3,522	Harley-Davidson Inc.	105,625
20,230	Lucid Group Inc.*(c)	85,371
17,716	Rivian Automotive Inc., Class A Shares*(c)	296,920
77,790	Tesla Inc.*	18,675,823
1,389	Thor Industries Inc.	137,608

	Total Automobiles	23,752,086

Broadline Retail - 3.2%
415,384	Amazon.com Inc.*	60,683,448
29,281	Coupang Inc., Class A Shares*	447,414
14,284	eBay Inc.	585,787
3,279	Etsy Inc.*	248,581
2,792	Kohl’s Corp.	65,472
7,409	Macy’s Inc.	117,507
2,693	Nordstrom Inc.	42,065
1,660	Ollie’s Bargain Outlet Holdings Inc.*	121,628

	Total Broadline Retail	62,311,902

Distributors - 0.3%
3,749	Genuine Parts Co.	497,792
125,420	LKQ Corp.	5,584,953
1,015	Pool Corp.	352,530

	Total Distributors	6,435,275

Diversified Consumer Services - 0.0%@
4,867	ADT Inc.	28,569
1,570	Bright Horizons Family Solutions Inc.*	137,281
807	Grand Canyon Education Inc.*	110,333
4,056	H&R Block Inc.	184,224
1,825	Mister Car Wash Inc.*	13,286
3,923	Service Corp. International	240,362

	Total Diversified Consumer Services	714,055

Hotels, Restaurants & Leisure - 2.2%
10,838	Airbnb Inc., Class A Shares*	1,369,273
6,256	Aramark	175,231
992	Booking Holdings Inc.*	3,100,694
1,963	Boyd Gaming Corp.	115,915
5,495	Caesars Entertainment Inc.*	245,736
26,560	Carnival Corp.*	399,994
395	Cava Group Inc.*(c)	13,434
734	Chipotle Mexican Grill Inc., Class A Shares*	1,616,451
786	Choice Hotels International Inc.	86,680
1,900	Churchill Downs Inc.	219,963
27,208	Darden Restaurants Inc.	4,257,236
946	Domino’s Pizza Inc.	371,674

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.4% - (continued)
Hotels, Restaurants & Leisure - 2.2% - (continued)
8,063	DoorDash Inc., Class A Shares*	$757,761
11,171	DraftKings Inc., Class A Shares*	427,179
3,838	Expedia Group Inc.*	522,659
38,869	Hilton Worldwide Holdings Inc.	6,511,335
1,225	Hyatt Hotels Corp., Class A Shares	140,581
8,844	Las Vegas Sands Corp.	407,885
6,626	Marriott International Inc., Class A Shares	1,343,090
976	Marriott Vacations Worldwide Corp.	71,150
48,539	McDonald’s Corp.	13,680,232
7,838	MGM Resorts International	309,131
11,293	Norwegian Cruise Line Holdings Ltd.*	172,444
4,094	Penn Entertainment Inc.*	100,549
2,312	Planet Fitness Inc., Class A Shares*	157,077
6,255	Royal Caribbean Cruises Ltd.*	672,162
30,172	Starbucks Corp.	2,996,080
1,786	Texas Roadhouse Inc., Class A Shares	201,032
1,884	Travel + Leisure Co.	67,146
1,023	Vail Resorts Inc.	222,308
4,621	Wendy’s Co. (The)	86,644
814	Wingstop Inc.	195,653
2,246	Wyndham Hotels & Resorts Inc.	173,706
2,775	Wynn Resorts Ltd.	234,265
7,495	Yum! Brands Inc.	940,997

	Total Hotels, Restaurants & Leisure	42,363,347

Household Durables - 0.2%
8,317	DR Horton Inc.	1,061,831
4,106	Garmin Ltd.	501,917
3,726	Leggett & Platt Inc.	85,214
6,648	Lennar Corp., Class A Shares	850,412
406	Lennar Corp., Class B Shares	46,584
1,413	Mohawk Industries Inc.*	124,782
10,177	Newell Brands Inc.	77,651
79	NVR Inc.*	486,276
5,827	PulteGroup Inc.	515,223
4,457	Tempur Sealy International Inc.	179,706
2,913	Toll Brothers Inc.	250,198
846	TopBuild Corp.*	250,230
1,429	Whirlpool Corp.	155,618

	Total Household Durables	4,585,642

Leisure Products - 0.1%
1,902	Brunswick Corp.	150,011
3,491	Hasbro Inc.	162,017
9,403	Mattel Inc.*	178,657
7,512	Peloton Interactive Inc., Class A Shares*	42,518
1,440	Polaris Inc.	118,757
2,374	YETI Holdings Inc.*	101,227

	Total Leisure Products	753,187

Specialty Retail - 1.7%
1,602	Advance Auto Parts Inc.	81,365
832	AutoNation Inc.*	112,545
484	AutoZone Inc.*	1,263,206
6,121	Bath & Body Works Inc.	199,667
5,206	Best Buy Co., Inc.	369,314
1,726	Burlington Stores Inc.*	292,712
21,583	CarMax Inc.*	1,380,017
1,606	Dick’s Sporting Goods Inc.	208,941
1,464	Five Below Inc.*	275,905
2,780	Floor & Decor Holdings Inc., Class A Shares*	254,954
7,155	GameStop Corp., Class A Shares*(c)	104,105
5,415	Gap Inc. (The)	108,679

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.4% - (continued)
Specialty Retail - 1.7% - (continued)
27,085	Home Depot Inc. (The)	$8,490,877
723	Lithia Motors Inc., Class A Shares	193,034
35,436	Lowe’s Cos., Inc.	7,045,740
528	Murphy USA Inc.	195,122
5,723	O’Reilly Automotive Inc.*	5,622,161
598	Penske Automotive Group Inc.	89,281
1,943	Petco Health & Wellness Co., Inc., Class A Shares*	5,868
441	RH*	119,057
8,977	Ross Stores Inc.	1,170,421
30,800	TJX Cos., Inc. (The)	2,713,788
2,927	Tractor Supply Co.	594,210
1,337	Ulta Beauty Inc.*	569,549
4,520	Valvoline Inc.	154,765
1,832	Victoria’s Secret & Co.*	49,372
2,197	Wayfair Inc., Class A Shares*	122,593
1,703	Williams-Sonoma Inc.	319,381

	Total Specialty Retail	32,106,629

Textiles, Apparel & Luxury Goods - 0.4%
3,002	Capri Holdings Ltd.*	145,417
1,005	Carter’s Inc.	68,531
1,025	Columbia Sportswear Co.	80,288
1,625	Crocs Inc.*	171,616
700	Deckers Outdoor Corp.*	464,779
2,974	lululemon athletica Inc.*	1,328,783
48,501	NIKE Inc., Class B Shares	5,348,205
1,666	PVH Corp.	162,902
1,069	Ralph Lauren Corp., Class A Shares	138,307
3,586	Skechers USA Inc., Class A Shares*	211,251
6,305	Tapestry Inc.	199,680
5,673	Under Armour Inc., Class A Shares*	46,178
5,012	Under Armour Inc., Class C Shares*	38,392
9,339	V.F. Corp.	156,242

	Total Textiles, Apparel & Luxury Goods	8,560,571

	TOTAL CONSUMER DISCRETIONARY	183,868,637

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
260	Boston Beer Co., Inc. (The), Class A Shares*	92,237
1,307	Brown-Forman Corp., Class A Shares	78,721
4,913	Brown-Forman Corp., Class B Shares	288,590
4,005	Celsius Holdings Inc.*	198,287
104,159	Coca-Cola Co. (The)	6,087,052
4,305	Constellation Brands Inc., Class A Shares	1,035,309
25,480	Keurig Dr Pepper Inc.	804,404
4,670	Molson Coors Beverage Co., Class B Shares	287,392
55,351	Monster Beverage Corp.*	3,052,608
59,908	PepsiCo Inc.	10,081,917

	Total Beverages	22,006,517

Consumer Staples Distribution & Retail - 1.3%
11,129	Albertsons Cos., Inc., Class A Shares	242,278
3,554	BJ’s Wholesale Club Holdings Inc.*	229,517
995	Casey’s General Stores Inc.	274,023
15,176	Costco Wholesale Corp.	8,995,422
5,856	Dollar General Corp.	767,839
5,574	Dollar Tree Inc.*	688,891
2,438	Grocery Outlet Holding Corp.*	68,776
17,442	Kroger Co. (The)	772,157
4,093	Performance Food Group Co.*	266,250
13,566	Sysco Corp.	979,058
46,097	Target Corp.	6,168,240
6,054	US Foods Holding Corp.*	265,347

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.8% - (continued)
Consumer Staples Distribution & Retail - 1.3% - (continued)
19,146	Walgreens Boots Alliance Inc.	$381,771
38,173	Walmart Inc.	5,943,154

	Total Consumer Staples Distribution & Retail	26,042,723

Food Products - 0.9%
14,273	Archer-Daniels-Midland Co.	1,052,348
3,990	Bunge Global SA	438,381
5,110	Campbell Soup Co.	205,320
12,712	Conagra Brands Inc.	359,623
4,234	Darling Ingredients Inc.*	185,746
5,020	Flowers Foods Inc.	104,466
1,152	Freshpet Inc.*	81,734
15,705	General Mills Inc.	999,780
3,938	Hershey Co. (The)	740,029
7,734	Hormel Foods Corp.	236,583
1,762	Ingredion Inc.	180,587
2,638	J.M. Smucker Co. (The)	289,468
6,944	Kellanova	364,838
21,474	Kraft Heinz Co. (The)	753,952
3,884	Lamb Weston Holdings Inc.	388,517
6,716	McCormick & Co., Inc., Class VTG Shares	435,398
103,970	Mondelez International Inc., Class A Shares	7,388,108
1,166	Pilgrim’s Pride Corp.*	29,803
1,430	Post Holdings Inc.*	122,165
8	Seaboard Corp.	28,120
46,391	Tyson Foods Inc., Class A Shares	2,172,955
1,736	WK Kellogg Co.	19,443

	Total Food Products	16,577,364

Household Products - 0.8%
6,529	Church & Dwight Co., Inc.	630,897
3,305	Clorox Co. (The)	473,772
21,945	Colgate-Palmolive Co.	1,728,608
9,007	Kimberly-Clark Corp.	1,114,436
79,118	Procter & Gamble Co. (The)	12,146,195
1,594	Reynolds Consumer Products Inc.	41,827
1,110	Spectrum Brands Holdings Inc.	76,956

	Total Household Products	16,212,691

Personal Care Products - 0.4%
9,989	Coty Inc., Class A Shares*	113,875
47,970	Estee Lauder Cos., Inc. (The), Class A Shares	6,125,289
46,380	Kenvue Inc.	948,007
3,001	Olaplex Holdings Inc.*	6,542

	Total Personal Care Products	7,193,713

Tobacco - 0.3%
47,766	Altria Group Inc.	2,008,083
41,503	Philip Morris International Inc.	3,874,720

	Total Tobacco	5,882,803

	TOTAL CONSUMER STAPLES	93,915,811

ENERGY - 3.8%
Energy Equipment & Services - 0.5%
27,078	Baker Hughes Co., Class A Shares	913,883
24,013	Halliburton Co.	889,201
10,480	NOV Inc.	197,234
145,563	Schlumberger NV	7,575,099
11,727	TechnipFMC PLC	242,983

	Total Energy Equipment & Services	9,818,400

Oil, Gas & Consumable Fuels - 3.3%
9,275	Antero Midstream Corp.	123,543
7,554	Antero Resources Corp.*	178,501
8,290	APA Corp.	298,440
6,482	Cheniere Energy Inc.	1,180,696

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.8% - (continued)
Oil, Gas & Consumable Fuels - 3.3% - (continued)
3,389	Chesapeake Energy Corp.	$272,171
47,319	Chevron Corp.	6,795,008
86,426	ConocoPhillips	9,988,253
19,950	Coterra Energy Inc.	523,687
17,132	Devon Energy Corp.	770,426
4,842	Diamondback Energy Inc.	747,653
2,592	DT Midstream Inc.	148,496
50,686	EOG Resources Inc.	6,237,926
9,633	EQT Corp.	384,935
200,210	Exxon Mobil Corp.	20,569,575
7,429	Hess Corp.	1,044,220
3,771	HF Sinclair Corp.	197,902
52,428	Kinder Morgan Inc.	921,160
16,609	Marathon Oil Corp.	422,367
11,338	Marathon Petroleum Corp.	1,691,516
1,579	New Fortress Energy Inc., Class A Shares	60,760
18,650	Occidental Petroleum Corp.	1,103,148
11,946	ONEOK Inc.	822,482
6,858	Ovintiv Inc.	304,084
34,997	Phillips 66	4,510,763
6,223	Pioneer Natural Resources Co.	1,441,496
6,254	Range Resources Corp.	203,255
29,305	Southwestern Energy Co.*	193,120
5,975	Targa Resources Corp.	540,439
154	Texas Pacific Land Corp.	257,480
9,413	Valero Energy Corp.	1,180,014
32,556	Williams Cos., Inc. (The)	1,197,735

	Total Oil, Gas & Consumable Fuels	64,311,251

	TOTAL ENERGY	74,129,651

FINANCIALS - 15.7%
Banks - 2.9%
362,618	Bank of America Corp.	11,056,223
2,978	Bank OZK	124,659
792	BOK Financial Corp.	56,842
52,013	Citigroup Inc.	2,397,799
12,655	Citizens Financial Group Inc.	345,102
5,553	Columbia Banking System Inc.	124,554
3,515	Comerica Inc.	158,948
3,053	Commerce Bancshares Inc.	154,390
1,581	Cullen/Frost Bankers Inc.	155,396
3,752	East West Bancorp Inc.	236,076
18,141	Fifth Third Bancorp	525,182
290	First Citizens BancShares Inc., Class A Shares	425,688
3,636	First Hawaiian Inc.	71,447
14,850	First Horizon Corp.	189,932
9,550	FNB Corp.	114,505
38,437	Huntington Bancshares Inc.	432,801
141,728	JPMorgan Chase & Co.	22,120,906
24,894	KeyCorp	308,437
4,420	M&T Bank Corp.	566,511
19,024	New York Community Bancorp Inc.	179,016
61,647	NU Holdings Ltd., Class A Shares*	501,807
2,010	Pinnacle Financial Partners Inc.	145,866
10,648	PNC Financial Services Group Inc. (The)	1,426,406
1,787	Popular Inc.	131,863
2,326	Prosperity Bancshares Inc.	140,281
24,978	Regions Financial Corp.	416,633
3,863	Synovus Financial Corp.	118,942
1,501	TFS Financial Corp.	19,828
71,879	Truist Financial Corp.	2,310,191

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.7% - (continued)
Banks - 2.9% - (continued)
40,976	US Bancorp	$1,562,005
4,637	Webster Financial Corp.	207,969
204,038	Wells Fargo & Co.	9,098,054
2,984	Western Alliance Bancorp	152,840
1,665	Wintrust Financial Corp.	142,641
3,886	Zions Bancorp NA	138,458

	Total Banks	56,258,198

Capital Markets - 5.0%
952	Affiliated Managers Group Inc.	129,044
2,810	Ameriprise Financial Inc.	993,363
4,282	Ares Management Corp., Class A Shares	480,655
20,845	Bank of New York Mellon Corp. (The)	1,007,230
11,945	BlackRock Inc., Class A Shares	8,973,442
19,056	Blackstone Inc.	2,141,323
11,937	Blue Owl Capital Inc., Class A Shares	160,911
46,846	Brookfield Asset Management Ltd., Class A Shares	1,641,015
282,937	Brookfield Corp.	9,979,188
5,636	Carlyle Group Inc. (The)	193,202
2,810	Cboe Global Markets Inc.	511,954
97,745	Charles Schwab Corp. (The)	5,993,724
9,601	CME Group Inc., Class A Shares	2,096,474
4,453	Coinbase Global Inc., Class A Shares*	555,378
951	Evercore Inc., Class A Shares	140,320
1,026	FactSet Research Systems Inc.	465,250
7,604	Franklin Resources Inc.	188,579
8,634	Goldman Sachs Group Inc. (The)	2,948,856
1,360	Houlihan Lokey Inc., Class A Shares	146,499
2,700	Interactive Brokers Group Inc., Class A Shares	210,168
56,510	Intercontinental Exchange Inc.	6,433,098
9,702	Invesco Ltd.	138,448
3,359	Janus Henderson Group PLC	87,972
5,184	Jefferies Financial Group Inc.	183,721
76,793	KKR & Co., Inc., Class Miscella Shares	5,823,981
3,006	Lazard Ltd., Class A Shares	90,120
2,084	LPL Financial Holdings Inc.	463,273
989	MarketAxess Holdings Inc.	237,479
14,223	Moody’s Corp.	5,190,826
32,152	Morgan Stanley(d)	2,550,940
687	Morningstar Inc.	194,668
2,053	MSCI Inc., Class A Shares	1,069,305
9,128	Nasdaq Inc.	509,708
5,475	Northern Trust Corp.	433,894
5,057	Raymond James Financial Inc.	531,744
17,735	Robinhood Markets Inc., Class A Shares*	156,068
74,399	S&P Global Inc.	30,937,336
2,718	SEI Investments Co.	159,465
30,235	State Street Corp.	2,201,713
2,742	Stifel Financial Corp.	167,317
5,895	T. Rowe Price Group Inc.	590,266
1,564	TPG Inc., Class A Shares	54,740
3,066	Tradeweb Markets Inc., Class A Shares	297,095
2,150	Virtu Financial Inc., Class A Shares	38,657
8,874	XP Inc., Class A Shares	206,676

	Total Capital Markets	97,705,085

Consumer Finance - 0.4%
6,877	Ally Financial Inc.	200,946
31,085	American Express Co.	5,308,386
10,134	Capital One Financial Corp.	1,131,562
171	Credit Acceptance Corp.*	78,147
6,668	Discover Financial Services	620,124

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.7% - (continued)
Consumer Finance - 0.4% - (continued)
2,996	OneMain Holdings Inc., Class A Shares	$126,731
5,972	SLM Corp.	89,759
24,505	SoFi Technologies Inc.*	178,641
11,125	Synchrony Financial	360,005

	Total Consumer Finance	8,094,301

Financial Services - 5.0%
6,056	Affirm Holdings Inc., Class A Shares*(c)	208,387
13,945	Apollo Global Management Inc.	1,282,940
65,227	Berkshire Hathaway Inc., Class B Shares*	23,481,720
14,492	Block Inc., Class A Shares*	919,228
9,550	Equitable Holdings Inc.	293,089
1,263	Euronet Worldwide Inc.*	110,159
139,032	Fidelity National Information Services Inc.	8,152,836
16,238	Fiserv Inc.*	2,120,845
1,921	FleetCor Technologies Inc.*	462,000
6,993	Global Payments Inc.	814,265
1,943	Jack Henry & Associates Inc.	308,335
46,083	MasterCard Inc., Class A Shares	19,070,528
7,602	MGIC Investment Corp.	133,719
1,704	NCR Atleos Corp.*	37,846
106,502	PayPal Holdings Inc.*	6,135,580
3,597	Rocket Cos., Inc., Class A Shares*	33,596
1,519	Shift4 Payments Inc., Class A Shares*	99,981
9,464	Toast Inc., Class A Shares*	140,730
3,045	UWM Holdings Corp.	16,595
133,712	Visa Inc., Class A Shares	34,321,196
2,617	Voya Financial Inc.	187,142
6,893	Western Union Co. (The)	80,166
1,142	WEX Inc.*	201,654

	Total Financial Services	98,612,537

Insurance - 2.3%
16,089	Aflac Inc.	1,330,721
7,011	Allstate Corp. (The)	966,607
1,944	American Financial Group Inc.	222,374
19,347	American International Group Inc.	1,273,226
5,406	Aon PLC, Class A Shares	1,775,817
9,559	Arch Capital Group Ltd.*	799,993
5,660	Arthur J. Gallagher & Co.	1,409,340
1,412	Assurant Inc.	237,244
1,518	Assured Guaranty Ltd.	103,087
2,113	Axis Capital Holdings Ltd.	119,046
1,934	Brighthouse Financial Inc.*	100,626
6,336	Brown & Brown Inc.	473,553
11,023	Chubb Ltd.	2,529,007
4,103	Cincinnati Financial Corp.	421,747
623	CNA Financial Corp.	26,247
1,145	Everest Group Ltd.	470,080
6,097	Fidelity National Financial Inc.	273,389
2,676	First American Financial Corp.	159,490
2,347	Globe Life Inc.	288,986
948	Hanover Insurance Group Inc. (The)	117,836
63,070	Hartford Financial Services Group Inc. (The)	4,929,551
1,779	Kemper Corp.	78,685
583	Kinsale Capital Group Inc.	204,108
4,059	Lincoln National Corp.	96,523
4,940	Loews Corp.	347,233
351	Markel Group Inc.*	505,121
22,736	Marsh & McLennan Cos., Inc.	4,534,013
17,291	MetLife Inc.	1,100,226
7,175	Old Republic International Corp.	210,299

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.7% - (continued)
Insurance - 2.3% - (continued)
969	Primerica Inc.	$203,015
6,461	Principal Financial Group Inc.	477,016
63,286	Progressive Corp. (The)	10,380,803
29,751	Prudential Financial Inc.	2,909,053
1,776	Reinsurance Group of America Inc., Class A Shares	289,595
1,342	RenaissanceRe Holdings Ltd.	287,671
1,088	RLI Corp.	147,533
2,481	Ryan Specialty Holdings Inc., Class A Shares*	113,803
24,153	Travelers Cos., Inc. (The)	4,362,515
5,250	Unum Group	225,750
65	White Mountains Insurance Group Ltd.	99,575
2,805	Willis Towers Watson PLC	690,872
5,409	WR Berkley Corp.	392,423

	Total Insurance	45,683,799

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
15,868	AGNC Investment Corp.	139,956
13,190	Annaly Capital Management Inc.	238,343
12,869	Rithm Capital Corp.	133,580
7,871	Starwood Property Trust Inc.	156,397

	Total Mortgage Real Estate Investment Trusts (REITs)	668,276

	TOTAL FINANCIALS	307,022,196

HEALTH CARE - 12.5%
Biotechnology - 1.5%
69,303	AbbVie Inc.	9,868,054
3,308	Alnylam Pharmaceuticals Inc.*	556,571
26,226	Amgen Inc.	7,071,579
2,670	Apellis Pharmaceuticals Inc.*	143,833
3,851	Biogen Inc.*	901,442
5,000	BioMarin Pharmaceutical Inc.*	455,400
4,771	Exact Sciences Corp.*	305,344
8,567	Exelixis Inc.*	186,846
33,425	Gilead Sciences Inc.	2,560,355
4,925	Incyte Corp.*	267,624
3,804	Ionis Pharmaceuticals Inc.*	188,184
950	Karuna Therapeutics Inc.*	181,650
1,327	Mirati Therapeutics Inc.*	75,307
8,886	Moderna Inc.*	690,442
2,765	Natera Inc.*	154,702
2,582	Neurocrine Biosciences Inc.*	301,035
2,771	Regeneron Pharmaceuticals Inc.*	2,282,778
9,552	Roivant Sciences Ltd.*	91,317
2,390	Sarepta Therapeutics Inc.*	194,259
3,746	Seagen Inc.*	798,685
1,870	Ultragenyx Pharmaceutical Inc.*	72,650
1,206	United Therapeutics Corp.*	289,440
6,889	Vertex Pharmaceuticals Inc.*	2,444,286

	Total Biotechnology	30,081,783

Health Care Equipment & Supplies - 2.6%
104,646	Abbott Laboratories	10,913,531
25,170	Alcon Inc.	1,903,607
2,040	Align Technology Inc.*	436,152
13,511	Baxter International Inc.	487,477
21,511	Becton Dickinson and Co.	5,080,468
145,799	Boston Scientific Corp.*	8,148,706
1,298	Cooper Cos., Inc. (The)	437,322
5,647	DENTSPLY SIRONA Inc.	179,292
10,338	DexCom Inc.*	1,194,246
16,098	Edwards Lifesciences Corp.*	1,089,996
1,498	Enovis Corp.*	74,091
4,374	Envista Holdings Corp.*	99,246

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.5% - (continued)
Health Care Equipment & Supplies - 2.6% - (continued)
10,423	GE HealthCare Technologies Inc.	$713,559
3,166	Globus Medical Inc., Class A Shares*	142,217
6,493	Hologic Inc.*	462,951
580	ICU Medical Inc.*	50,901
5,366	IDEXX Laboratories Inc.*	2,499,590
768	Inspire Medical Systems Inc.*	111,598
1,852	Insulet Corp.*	350,195
1,908	Integra LifeSciences Holdings Corp.*	74,775
18,510	Intuitive Surgical Inc.*	5,753,648
1,183	Masimo Corp.*	110,918
35,521	Medtronic PLC	2,815,750
2,658	Novocure Ltd.*	32,614
969	Penumbra Inc.*	215,205
1,451	QuidelOrtho Corp.*	99,727
3,880	ResMed Inc.	611,992
969	Shockwave Medical Inc.*	169,139
2,651	STERIS PLC	532,692
16,600	Stryker Corp.	4,919,078
1,518	Tandem Diabetes Care Inc.*	30,724
1,255	Teleflex Inc.	283,241
5,613	Zimmer Biomet Holdings Inc.	652,848

	Total Health Care Equipment & Supplies	50,677,496

Health Care Providers & Services - 3.4%
2,396	Acadia Healthcare Co., Inc.*	174,884
7,882	agilon health Inc.*	83,707
873	Amedisys Inc.*	81,695
6,813	Cardinal Health Inc.	729,536
26,134	Cencora Inc.	5,314,872
14,461	Centene Corp.*	1,065,487
392	Chemed Corp.	222,264
7,808	Cigna Group (The)	2,052,567
89,848	CVS Health Corp.	6,105,172
1,459	DaVita Inc.*	148,030
6,340	Elevance Health Inc.	3,039,967
2,638	Encompass Health Corp.	171,918
5,467	HCA Healthcare Inc.	1,369,374
3,482	Henry Schein Inc.*	232,354
3,340	Humana Inc.	1,619,432
85,229	Laboratory Corp. of America Holdings	18,487,022
3,625	McKesson Corp.	1,705,780
1,544	Molina Healthcare Inc.*	564,425
2,994	Premier Inc., Class A Shares	61,646
2,993	Quest Diagnostics Inc.	410,729
4,270	R1 RCM Inc.*	45,177
2,696	Tenet Healthcare Corp.*	186,051
42,028	UnitedHealth Group Inc.	23,240,223
1,619	Universal Health Services Inc., Class B Shares	222,580

	Total Health Care Providers & Services	67,334,892

Health Care Technology - 0.0%@
3,535	Certara Inc.*	50,939
3,062	Doximity Inc., Class A Shares*	71,191
4,140	Teladoc Health Inc.*	75,100
3,871	Veeva Systems Inc., Class A Shares*	674,754

	Total Health Care Technology	871,984

Life Sciences Tools & Services - 1.8%
2,527	10X Genomics Inc., Class A Shares*	109,975
7,894	Agilent Technologies Inc.	1,008,853
139,026	Avantor Inc.*	2,944,571
1,652	Azenta Inc.*	93,123
561	Bio-Rad Laboratories Inc., Class A Shares*	171,060

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.5% - (continued)
Life Sciences Tools & Services - 1.8% - (continued)
4,158	Bio-Techne Corp.	$261,538
2,837	Bruker Corp.	184,660
1,356	Charles River Laboratories International Inc.*	267,240
49,972	Danaher Corp.	11,159,247
2,062	Fortrea Holdings Inc.*	60,705
2,178	ICON PLC, ADR*	581,395
4,226	Illumina Inc.*	430,841
4,928	IQVIA Holdings Inc.*	1,055,085
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	12,985
630	Medpace Holdings Inc.*	170,554
582	Mettler-Toledo International Inc.*	635,503
6,075	QIAGEN NV*	250,047
1,483	Repligen Corp.*	233,202
3,374	Revvity Inc.	299,949
2,422	Sotera Health Co.*	33,060
27,289	Thermo Fisher Scientific Inc.	13,528,795
1,565	Waters Corp.*	439,155
1,978	West Pharmaceutical Services Inc.	693,803

	Total Life Sciences Tools & Services	34,625,346

Pharmaceuticals - 3.2%
120,054	Bristol-Myers Squibb Co.	5,928,266
4,805	Catalent Inc.*	186,674
13,091	Elanco Animal Health Inc.*	154,212
24,833	Eli Lilly & Co.	14,677,296
1,631	Jazz Pharmaceuticals PLC*	192,833
91,215	Johnson & Johnson	14,107,312
136,606	Merck & Co., Inc.	13,999,383
7,027	Organon & Co.	79,546
3,629	Perrigo Co. PLC	110,539
151,110	Pfizer Inc.	4,604,322
9,922	Royalty Pharma PLC, Class A Shares	268,589
31,966	Viatris Inc.	293,448
43,898	Zoetis Inc., Class A Shares	7,755,460

	Total Pharmaceuticals	62,357,880

	TOTAL HEALTH CARE	245,949,381

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.2%
1,859	Axon Enterprise Inc.*	427,328
14,912	Boeing Co. (The)*	3,454,067
2,439	BWX Technologies Inc.	190,315
1,019	Curtiss-Wright Corp.	217,964
6,545	General Dynamics Corp.	1,616,419
1,205	HEICO Corp.	206,091
20,397	HEICO Corp., Class A Shares	2,802,752
2,251	Hexcel Corp.	156,017
10,136	Howmet Aerospace Inc.	533,154
1,047	Huntington Ingalls Industries Inc.	248,160
5,056	L3Harris Technologies Inc.	964,735
6,047	Lockheed Martin Corp.	2,707,665
1,373	Mercury Systems Inc.*	47,080
8,783	Northrop Grumman Corp.	4,173,330
115,249	RTX Corp.	9,390,489
2,513	Spirit AeroSystems Holdings Inc., Class A Shares*	69,082
54,959	Textron Inc.	4,213,157
11,784	TransDigm Group Inc.	11,346,460
1,580	Woodward Inc.	213,584

	Total Aerospace & Defense	42,977,849

Air Freight & Logistics - 0.3%
3,071	CH Robinson Worldwide Inc.	251,975
4,065	Expeditors International of Washington Inc.	489,182

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.7% - (continued)
Air Freight & Logistics - 0.3% - (continued)
6,201	FedEx Corp.	$1,605,005
3,126	GXO Logistics Inc.*	175,869
27,777	United Parcel Service Inc., Class B Shares	4,211,271

	Total Air Freight & Logistics	6,733,302

Building Products - 0.7%
1,821	Advanced Drainage Systems Inc.	220,541
2,344	Allegion PLC	248,675
3,278	AO Smith Corp.	247,030
1,208	Armstrong World Industries Inc.	102,451
3,654	AZEK Co., Inc. (The), Class A Shares*	126,026
3,402	Builders FirstSource Inc.*	456,242
1,326	Carlisle Cos., Inc.	371,824
95,853	Carrier Global Corp.	4,980,522
3,377	Fortune Brands Innovations Inc.	231,088
3,435	Hayward Holdings Inc.*	40,499
18,367	Johnson Controls International PLC	969,778
854	Lennox International Inc.	347,288
6,008	Masco Corp.	363,784
29,159	Owens Corning	3,953,377
6,087	Trane Technologies PLC	1,372,071
2,901	Trex Co., Inc.*	203,853

	Total Building Products	14,235,049

Commercial Services & Supplies - 1.0%
2,316	Cintas Corp.	1,281,327
1,352	Clean Harbors Inc.*	218,564
114,041	Copart Inc.*	5,727,139
1,448	Driven Brands Holdings Inc.*	19,041
984	MSA Safety Inc.	171,354
4,853	RB Global Inc.	309,039
5,521	Republic Services Inc., Class A Shares	893,519
6,820	Rollins Inc.	277,847
2,500	Stericycle Inc.*	117,425
1,416	Tetra Tech Inc.	223,940
5,867	Veralto Corp.*	453,226
3,128	Vestis Corp.*	57,274
56,554	Waste Management Inc.	9,670,168

	Total Commercial Services & Supplies	19,419,863

Construction & Engineering - 0.4%
3,498	AECOM	310,832
1,252	EMCOR Group Inc.	266,075
1,661	MasTec Inc.*	100,723
5,397	MDU Resources Group Inc.	103,299
32,408	Quanta Services Inc.	6,102,750
554	Valmont Industries Inc.	121,642
5,254	WillScot Mobile Mini Holdings Corp.*	219,197

	Total Construction & Engineering	7,224,518

Electrical Equipment - 0.5%
834	Acuity Brands Inc.	149,503
6,148	AMETEK Inc.	954,354
7,292	ChargePoint Holdings Inc.*(c)	13,563
21,899	Eaton Corp. PLC	4,986,183
15,261	Emerson Electric Co.	1,356,703
1,625	Generac Holdings Inc.*	190,239
1,431	Hubbell Inc., Class B Shares	429,300
4,395	nVent Electric PLC	234,034
14,462	Plug Power Inc.*(c)	58,426
1,767	Regal Rexnord Corp.	211,687
3,071	Rockwell Automation Inc.	845,876
4,029	Sensata Technologies Holding PLC	130,983
5,737	Sunrun Inc.*	74,007

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.7% - (continued)
Electrical Equipment - 0.5% - (continued)
9,171	Vertiv Holdings Co., Class A Shares*	$400,406

	Total Electrical Equipment	10,035,264

Ground Transportation - 1.4%
546	Avis Budget Group Inc.*	99,836
196,517	CSX Corp.	6,347,499
4,858	Hertz Global Holdings Inc.*	40,516
2,199	JB Hunt Transport Services Inc.	407,409
4,172	Knight-Swift Transportation Holdings Inc., Class A Shares	224,370
955	Landstar System Inc.	164,881
9,253	Lyft Inc., Class A Shares*	108,538
6,075	Norfolk Southern Corp.	1,325,322
2,637	Old Dominion Freight Line Inc.	1,025,951
1,175	Ryder System Inc.	125,889
709	Saia Inc.*	276,786
1,269	Schneider National Inc., Class B Shares	29,225
95,705	Uber Technologies Inc.*	5,395,848
219	U-Haul Holding Co.*	12,398
2,680	U-Haul Holding Co.-Non Voting	145,122
51,410	Union Pacific Corp.	11,581,131
3,043	XPO Inc.*	262,550

	Total Ground Transportation	27,573,271

Industrial Conglomerates - 0.7%
14,703	3M Co.	1,456,626
28,993	General Electric Co.	3,531,348
47,883	Honeywell International Inc.	9,381,237

	Total Industrial Conglomerates	14,369,211

Machinery - 2.0%
1,672	AGCO Corp.	189,822
2,466	Allison Transmission Holdings Inc.	131,882
29,099	Caterpillar Inc.	7,295,701
26,116	CNH Industrial NV	280,486
1,281	Crane Co.	135,376
3,790	Cummins Inc.	849,566
7,216	Deere & Co.	2,629,583
3,234	Donaldson Co., Inc.	196,757
3,728	Dover Corp.	526,245
1,507	Esab Corp.	116,265
3,494	Flowserve Corp.	133,680
9,452	Fortive Corp.	651,999
3,074	Gates Industrial Corp. PLC*	37,687
4,464	Graco Inc.	360,602
2,020	IDEX Corp.	407,394
8,110	Illinois Tool Works Inc.	1,964,323
10,817	Ingersoll Rand Inc.	772,658
2,207	ITT Inc.	238,952
1,491	Lincoln Electric Holdings Inc.	295,307
1,421	Middleby Corp. (The)*	179,373
1,528	Nordson Corp.	359,600
1,741	Oshkosh Corp.	169,382
108,432	Otis Worldwide Corp.	9,302,381
13,705	PACCAR Inc.	1,258,393
17,563	Parker-Hannifin Corp.	7,607,940
4,383	Pentair PLC	282,879
755	RBC Bearings Inc.*	194,594
1,391	Snap-on Inc.	382,094
4,091	Stanley Black & Decker Inc.	371,872
1,671	Timken Co. (The)	120,980
2,781	Toro Co. (The)	230,823
4,765	Westinghouse Air Brake Technologies Corp.	555,408
6,338	Xylem Inc.	666,314

	Total Machinery	38,896,318

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.7% - (continued)
Marine Transportation - 0.0%@
1,593	Kirby Corp.*	$122,263
Passenger Airlines - 0.2%
3,406	Alaska Air Group Inc.*	128,781
17,354	American Airlines Group Inc.*	215,710
17,151	Delta Air Lines Inc.	633,386
77,789	Southwest Airlines Co.	1,989,065
8,729	United Airlines Holdings Inc.*	343,923

	Total Passenger Airlines	3,310,865

Professional Services - 0.9%
11,060	Automatic Data Processing Inc.	2,542,915
3,475	Booz Allen Hamilton Holding Corp., Class A Shares	434,827
3,132	Broadridge Financial Solutions Inc.	607,044
603	CACI International Inc., Class A Shares*	193,533
3,941	Ceridian HCM Holding Inc.*	271,535
12,572	Clarivate PLC*	97,559
1,126	Concentrix Corp.	105,833
7,708	Dun & Bradstreet Holdings Inc.	81,628
3,257	Equifax Inc.	709,081
889	FTI Consulting Inc.*	195,989
4,789	Genpact Ltd.	162,634
3,362	Jacobs Solutions Inc.	427,579
3,613	KBR Inc.	186,684
3,647	Leidos Holdings Inc.	391,396
1,392	ManpowerGroup Inc.	103,300
8,613	Paychex Inc.	1,050,527
1,380	Paycom Software Inc.	250,691
1,438	Paycor HCM Inc.*	30,500
1,122	Paylocity Holding Corp.*	175,784
2,810	Robert Half Inc.	230,364
1,436	Science Applications International Corp.	168,601
5,807	SS&C Technologies Holdings Inc.	326,702
5,160	TransUnion	302,995
31,722	Verisk Analytics Inc., Class A Shares	7,658,642

	Total Professional Services	16,706,343

Trading Companies & Distributors - 0.4%
2,818	Air Lease Corp., Class A Shares	109,310
2,881	Core & Main Inc., Class A Shares*	100,921
15,262	Fastenal Co.	915,262
5,515	Ferguson PLC	944,940
1,233	MSC Industrial Direct Co., Inc., Class A Shares	120,119
1,187	SiteOne Landscape Supply Inc.*	167,153
1,834	United Rentals Inc.	873,021
887	Watsco Inc.	339,038
1,182	WESCO International Inc.	184,215
4,753	WW Grainger Inc.	3,736,761

	Total Trading Companies & Distributors	7,490,740

	TOTAL INDUSTRIALS	209,094,856

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.7%
6,704	Arista Networks Inc.*	1,472,936
3,962	Ciena Corp.*	181,658
109,658	Cisco Systems Inc.	5,305,254
1,610	F5 Inc.*	275,616
8,504	Juniper Networks Inc.	241,939
1,722	Lumentum Holdings Inc.*	73,701
19,174	Motorola Solutions Inc.	6,190,709
142	Ubiquiti Inc.	15,941
3,369	ViaSat Inc.*	68,896

	Total Communications Equipment	13,826,650

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 23.1% - (continued)
Electronic Equipment, Instruments & Components - 0.3%
15,587	Amphenol Corp., Class A Shares	$1,418,261
1,531	Arrow Electronics Inc.*	181,515
2,440	Avnet Inc.	114,094
3,612	CDW Corp.	761,699
4,615	Cognex Corp.	173,985
3,195	Coherent Corp.*	117,544
20,329	Corning Inc.	579,173
1,310	Crane NXT Co.	67,413
827	IPG Photonics Corp.*	79,193
3,408	Jabil Inc.	393,011
4,743	Keysight Technologies Inc.*	644,526
646	Littelfuse Inc.	150,389
1,111	TD SYNNEX Corp.	109,589
1,245	Teledyne Technologies Inc.*	501,685
6,584	Trimble Inc.*	305,498
4,157	Vontier Corp.	140,216
1,368	Zebra Technologies Corp., Class A Shares*	324,189

	Total Electronic Equipment, Instruments & Components	6,061,980

IT Services - 1.2%
16,898	Accenture PLC, Class A Shares	5,629,400
4,112	Akamai Technologies Inc.*	475,059
3,178	Amdocs Ltd.	266,221
7,686	Cloudflare Inc., Class A Shares*	592,975
13,579	Cognizant Technology Solutions Corp., Class A Shares	955,690
5,429	DXC Technology Co.*	125,573
1,486	EPAM Systems Inc.*	383,670
2,051	Gartner Inc.*	891,857
1,101	Globant SA*	243,101
4,119	GoDaddy Inc., Class A Shares*	412,147
24,300	International Business Machines Corp.	3,853,008
6,314	Kyndryl Holdings Inc.*	113,841
1,755	MongoDB Inc., Class A Shares*	729,624
4,013	Okta Inc., Class A Shares*	269,072
8,285	Snowflake Inc., Class A Shares*	1,554,929
4,523	Twilio Inc., Class A Shares*	292,548
37,013	VeriSign Inc.*	7,854,158

	Total IT Services	24,642,873

Semiconductors & Semiconductor Equipment - 5.8%
42,867	Advanced Micro Devices Inc.*	5,193,766
1,841	Allegro MicroSystems Inc.*	50,112
59,689	Analog Devices Inc.	10,945,769
22,575	Applied Materials Inc.	3,381,283
2,870	ASML Holding NV, Class REG Shares, ADR	1,962,391
15,527	Broadcom Inc.	14,373,810
1,475	Cirrus Logic Inc.*	111,967
3,556	Enphase Energy Inc.*	359,227
3,990	Entegris Inc.	416,556
2,844	First Solar Inc.*	448,726
2,099	GLOBALFOUNDRIES Inc.*(c)	112,695
137,147	Intel Corp.	6,130,471
3,668	KLA Corp.	1,997,666
3,587	Lam Research Corp.	2,568,005
3,640	Lattice Semiconductor Corp.*	213,122
22,845	Marvell Technology Inc.	1,273,152
14,377	Microchip Technology Inc.	1,199,617
74,613	Micron Technology Inc.	5,679,542
1,773	MKS Instruments Inc.	146,361
1,213	Monolithic Power Systems Inc.	665,597

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 23.1% - (continued)
Semiconductors & Semiconductor Equipment - 5.8% - (continued)
81,545	NVIDIA Corp.	$38,138,596
63,683	ON Semiconductor Corp.*	4,542,508
2,615	Qorvo Inc.*	252,348
29,836	QUALCOMM Inc.	3,850,336
56,761	Skyworks Solutions Inc.	5,501,844
4,165	Teradyne Inc.	384,138
24,276	Texas Instruments Inc.	3,707,188
1,248	Universal Display Corp.	211,162
3,321	Wolfspeed Inc.*	122,412

	Total Semiconductors & Semiconductor Equipment	113,940,367

Software - 10.8%
33,746	Adobe Inc.*	20,619,144
1,588	Alteryx Inc., Class A Shares*	63,599
2,320	ANSYS Inc.*	680,595
5,695	AppLovin Corp., Class A Shares*	213,449
753	Aspen Technology Inc.*	141,760
10,638	Atlassian Corp., Class A Shares*	2,031,326
5,745	Autodesk Inc.*	1,254,880
5,134	Bentley Systems Inc., Class B Shares	267,276
2,740	BILL Holdings Inc.*	179,388
7,228	Cadence Design Systems Inc.*	1,975,196
5,037	CCC Intelligent Solutions Holdings Inc.*	58,832
4,944	Confluent Inc., Class A Shares*	104,912
5,627	Crowdstrike Holdings Inc., Class A Shares*	1,333,543
7,299	Datadog Inc., Class A Shares*	850,844
5,404	DocuSign Inc., Class A Shares*	232,912
1,588	Dolby Laboratories Inc., Class A Shares	136,774
3,467	DoubleVerify Holdings Inc.*	115,104
6,897	Dropbox Inc., Class A Shares*	194,357
6,424	Dynatrace Inc.*	344,005
2,077	Elastic NV*	166,908
648	Fair Isaac Corp.*	704,765
1,914	Five9 Inc.*	145,885
17,558	Fortinet Inc.*	922,849
14,801	Gen Digital Inc.	326,806
2,386	Gitlab Inc., Class A Shares*	115,339
2,179	Guidewire Software Inc.*	217,769
2,623	HashiCorp Inc., Class A Shares*	56,185
1,220	HubSpot Inc.*	602,595
854	Informatica Inc., Class A Shares*	21,427
26,187	Intuit Inc.	14,964,823
1,646	Manhattan Associates Inc.*	367,140
300,692	Microsoft Corp.	113,935,206
1,692	nCino Inc.*	46,750
3,408	NCR Voyix Corp.*	53,437
6,137	Nutanix Inc., Class A Shares*	264,443
82,726	Oracle Corp.	9,613,589
50,066	Palantir Technologies Inc., Class A Shares*	1,003,823
18,950	Palo Alto Networks Inc.*	5,591,956
1,187	Pegasystems Inc.	61,700
2,097	Procore Technologies Inc.*	123,912
3,061	PTC Inc.*	481,679
2,347	RingCentral Inc., Class A Shares*	66,796
13,547	Roper Technologies Inc.	7,291,673
38,558	Salesforce Inc.*	9,712,760
6,304	SentinelOne Inc., Class A Shares*	120,343
5,445	ServiceNow Inc.*	3,733,854
3,392	Smartsheet Inc., Class A Shares*	143,753
12,776	Splunk Inc.*	1,936,075
4,062	Synopsys Inc.*	2,206,600

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 23.1% - (continued)
Software - 10.8% - (continued)
2,698	Teradata Corp.*	$127,481
1,112	Tyler Technologies Inc.*	454,630
10,035	UiPath Inc., Class A Shares*	198,292
7,679	Unity Software Inc.*	226,607
12,508	Workday Inc., Class A Shares*	3,386,166
6,705	Zoom Video Communications Inc., Class A Shares*	454,800
2,332	Zscaler Inc.*	460,640

	Total Software	211,107,352

Technology Hardware, Storage & Peripherals - 4.3%
428,596	Apple Inc.	81,411,810
34,567	Hewlett Packard Enterprise Co.	584,528
23,095	HP Inc.	677,607
5,632	NetApp Inc.	514,709
7,514	Pure Storage Inc., Class A Shares*	250,291
8,537	Western Digital Corp.*	412,423

	Total Technology Hardware, Storage & Peripherals	83,851,368

	TOTAL INFORMATION TECHNOLOGY	453,430,590

MATERIALS - 2.9%
Chemicals - 1.7%
20,580	Air Products & Chemicals Inc.	5,567,919
3,129	Albemarle Corp.	379,454
1,313	Ashland Inc.	104,935
5,911	Axalta Coating Systems Ltd.*	186,019
2,641	Celanese Corp., Class A Shares	366,201
5,224	CF Industries Holdings Inc.	392,584
3,971	Chemours Co. (The)	108,925
19,069	Corteva Inc.	861,919
18,919	Dow Inc.	979,058
61,580	DuPont de Nemours Inc.	4,405,433
3,168	Eastman Chemical Co.	265,573
6,642	Ecolab Inc.	1,273,471
6,185	Element Solutions Inc.	129,638
3,336	FMC Corp.	179,010
43,532	Ginkgo Bioworks Holdings Inc.*(c)	56,156
4,616	Huntsman Corp.	113,554
6,824	International Flavors & Fragrances Inc.	514,393
21,311	Linde PLC	8,817,852
6,915	LyondellBasell Industries NV, Class A Shares	657,616
8,842	Mosaic Co. (The)	317,339
154	NewMarket Corp.	81,699
3,450	Olin Corp.	162,633
6,274	PPG Industries Inc.	890,845
3,398	RPM International Inc.	349,756
1,178	Scotts Miracle-Gro Co. (The)	65,567
20,330	Sherwin-Williams Co. (The)	5,668,004
904	Westlake Corp.	116,065

	Total Chemicals	33,011,618

Construction Materials - 0.6%
956	Eagle Materials Inc.	173,084
9,139	Martin Marietta Materials Inc.	4,245,888
31,965	Vulcan Materials Co.	6,826,445

	Total Construction Materials	11,245,417

Containers & Packaging - 0.2%
39,543	Amcor PLC	374,868
1,747	AptarGroup Inc.	221,677
532	Ardagh Group SA, Class A Shares*(a)(b)	3,474
3,600	Ardagh Metal Packaging SA	14,472
2,157	Avery Dennison Corp.	419,536
8,233	Ball Corp.	455,202
3,185	Berry Global Group Inc.	210,592

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.9% - (continued)
Containers & Packaging - 0.2% - (continued)
2,834	Crown Holdings Inc.	$243,752
8,134	Graphic Packaging Holding Co.	184,398
9,254	International Paper Co.	341,843
2,364	Packaging Corp. of America	397,176
3,841	Sealed Air Corp.	128,212
2,326	Silgan Holdings Inc.	97,041
2,650	Sonoco Products Co.	146,174
6,787	WestRock Co.	279,421

	Total Containers & Packaging	3,517,838

Metals & Mining - 0.4%
4,749	Alcoa Corp.	127,558
13,577	Cleveland-Cliffs Inc.*	232,981
100,107	Freeport-McMoRan Inc.	3,735,993
2,631	MP Materials Corp.*	41,754
30,837	Newmont Corp.	1,239,339
6,729	Nucor Corp.	1,143,728
1,562	Reliance Steel & Aluminum Co.	429,956
1,752	Royal Gold Inc.	213,394
2,279	Southern Copper Corp.	163,929
5,283	SSR Mining Inc.	62,340
4,293	Steel Dynamics Inc.	511,425
5,990	United States Steel Corp.	215,041

	Total Metals & Mining	8,117,438

Paper & Forest Products - 0.0%@
1,811	Louisiana-Pacific Corp.	110,453

	TOTAL MATERIALS	56,002,764

REAL ESTATE - 3.9%
Diversified REITs - 0.0%@
5,665	WP Carey Inc.	352,590

Health Care REITs - 0.1%
10,147	Healthcare Realty Trust Inc., Class A Shares	154,945
14,620	Healthpeak Properties Inc.	253,218
15,939	Medical Properties Trust Inc.(c)	77,304
6,257	Omega Healthcare Investors Inc.	198,660
10,677	Ventas Inc.	489,434
13,283	Welltower Inc.	1,183,515

	Total Health Care REITs	2,357,076

Hotel & Resort REITs - 0.0%@
18,891	Host Hotels & Resorts Inc.	330,026
5,285	Park Hotels & Resorts Inc.	78,376

	Total Hotel & Resort REITs	408,402

Industrial REITs - 0.4%
7,214	Americold Realty Trust Inc.	203,651
1,172	EastGroup Properties Inc.	203,635
3,526	First Industrial Realty Trust Inc.	165,898
60,115	Prologis Inc.	6,909,017
5,499	Rexford Industrial Realty Inc.	270,661
4,797	STAG Industrial Inc.	171,973

	Total Industrial REITs	7,924,835

Office REITs - 0.1%
4,584	Alexandria Real Estate Equities Inc.	501,490
4,191	Boston Properties Inc.	238,594
4,043	Cousins Properties Inc.	82,962
2,894	Highwoods Properties Inc.	54,841
3,229	Kilroy Realty Corp.	106,493
377	NET Lease Office Properties*	6,164
4,873	Vornado Realty Trust	114,710

	Total Office REITs	1,105,254

Real Estate Management & Development - 0.4%
8,280	CBRE Group Inc., Class A Shares*	653,789

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 3.9% - (continued)
Real Estate Management & Development - 0.4% - (continued)
76,833	CoStar Group Inc.*	$6,380,212
873	Howard Hughes Holdings Inc.*	64,174
1,266	Jones Lang LaSalle Inc.*	196,888
1,418	Zillow Group Inc., Class A Shares*	55,855
4,127	Zillow Group Inc., Class C Shares*	168,960

	Total Real Estate Management & Development	7,519,878

Residential REITs - 0.3%
8,897	American Homes 4 Rent, Class A Shares	322,694
3,974	Apartment Income REIT Corp.	123,671
3,788	AvalonBay Communities Inc.	655,097
2,772	Camden Property Trust	250,201
38,818	Equity LifeStyle Properties Inc.	2,759,960
9,969	Equity Residential	566,638
1,706	Essex Property Trust Inc.	364,163
16,334	Invitation Homes Inc.	544,902
3,103	Mid-America Apartment Communities Inc.	386,261
3,284	Sun Communities Inc.	424,752
8,767	UDR Inc.	292,818

	Total Residential REITs	6,691,157

Retail REITs - 0.2%
2,455	Agree Realty Corp.	145,361
7,997	Brixmor Property Group Inc.	172,095
2,160	Federal Realty Investment Trust	206,474
16,168	Kimco Realty Corp.	312,366
4,847	NNN REIT Inc.	196,885
18,009	Realty Income Corp.	971,766
4,827	Regency Centers Corp.	303,039
8,673	Simon Property Group Inc.	1,083,171
3,803	Spirit Realty Capital Inc.	157,064

	Total Retail REITs	3,548,221

Specialized REITs - 2.4%
65,285	American Tower Corp.	13,630,202
89,198	Crown Castle Inc.	10,461,141
5,976	CubeSmart	237,606
7,981	Digital Realty Trust Inc.	1,107,603
2,088	EPR Properties	93,167
4,726	Equinix Inc.	3,851,737
5,589	Extra Space Storage Inc.	727,520
6,723	Gaming and Leisure Properties Inc.	314,166
7,739	Iron Mountain Inc.	496,457
2,321	Lamar Advertising Co., Class A Shares	235,094
2,067	National Storage Affiliates Trust	68,604
49,386	Public Storage	12,779,121
3,921	Rayonier Inc.	120,296
4,414	SBA Communications Corp., Class A Shares	1,090,081
26,832	VICI Properties Inc., Class A Shares	802,009
19,574	Weyerhaeuser Co.	613,645

	Total Specialized REITs	46,628,449

	TOTAL REAL ESTATE	76,535,862

UTILITIES - 1.9%
Electric Utilities - 1.5%
6,714	Alliant Energy Corp.	339,527
13,771	American Electric Power Co., Inc.	1,095,483
2,031	Avangrid Inc.	62,697
8,758	Constellation Energy Corp.	1,060,068
72,973	Duke Energy Corp.	6,733,948
10,103	Edison International	676,800
5,657	Entergy Corp.	573,676
5,950	Evergy Inc.	303,688
9,317	Eversource Energy	553,523

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.9% - (continued)
Electric Utilities - 1.5% - (continued)
26,576	Exelon Corp.	$1,023,442
14,555	FirstEnergy Corp.	537,662
2,582	Hawaiian Electric Industries Inc.(c)	31,475
1,349	IDACORP Inc.	130,179
141,879	NextEra Energy Inc.	8,301,340
6,166	NRG Energy Inc.	294,981
5,341	OGE Energy Corp.	187,202
53,376	PG&E Corp.*	916,466
3,025	Pinnacle West Capital Corp.	226,694
19,727	PPL Corp.	515,269
29,140	Southern Co. (The)	2,068,357
54,328	Xcel Energy Inc.	3,305,316

	Total Electric Utilities	28,937,793

Gas Utilities - 0.0%@
3,852	Atmos Energy Corp.	438,396
2,373	National Fuel Gas Co.	120,525
5,696	UGI Corp.	125,255

	Total Gas Utilities	684,176

Independent Power & Renewable Electricity Producers - 0.0%@
17,848	AES Corp. (The)	307,164
3,564	Brookfield Renewable Corp., Class A Shares(c)	94,589
845	Clearway Energy Inc., Class A Shares	20,001
2,355	Clearway Energy Inc., Class C Shares	58,804
9,851	Vistra Corp.	348,824

	Total Independent Power & Renewable Electricity Producers	829,382

Multi-Utilities - 0.4%
6,999	Ameren Corp.	543,052
16,867	CenterPoint Energy Inc.	476,830
7,773	CMS Energy Corp.	441,196
9,275	Consolidated Edison Inc.	835,770
22,348	Dominion Energy Inc.	1,013,258
5,506	DTE Energy Co.	573,230
11,046	NiSource Inc.	283,219
13,293	Public Service Enterprise Group Inc.	829,882
16,845	Sempra	1,227,495
8,435	WEC Energy Group Inc.	705,335

	Total Multi-Utilities	6,929,267

Water Utilities - 0.0%@
5,208	American Water Works Co., Inc.	686,623
6,486	Essential Utilities Inc.	230,966

	Total Water Utilities	917,589

	TOTAL UTILITIES	38,298,207

	TOTAL COMMON STOCKS
	(Cost - $1,150,222,943)	1,903,042,051

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (e) - 2.8%
MONEY MARKET FUND - 0.0%@
$ 1,244,343		Invesco STIT - Government & Agency Portfolio, 5.211%, Institutional Class(f) (Cost - $1,244,343)	$1,244,343

TIME DEPOSITS - 2.8%
31,694,222		Citibank - New York, 4.680% due 12/1/23	31,694,222
22,852,528		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	22,852,528
37,044	CAD	Royal Bank of Canada - Toronto, 3.790% due 12/1/23	27,300

		TOTAL TIME DEPOSITS (Cost - $54,574,050)	54,574,050

		TOTAL SHORT-TERM INVESTMENTS (Cost - $55,818,393)	55,818,393

		TOTAL INVESTMENTS - 99.9% (Cost - $1,206,041,336)	1,958,860,444

		Other Assets in Excess of Liabilities - 0.1%	1,696,394

		TOTAL NET ASSETS - 100.0%	$1,960,556,838

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Affiliated security. As of November 30, 2023, total cost and total market value of affiliated securities amounted to $1,011,336 and $2,550,940, respectively.

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of November 30, 2023
Morgan Stanley	$ 2,498,471	$ 234,052	$ —	$ —	$ (181,583)	$ 27,329	$ 2,550,940

(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(f)	Represents investments of collateral received from securities lending transactions.

At November 30, 2023, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$ 1,206,041,336	$ 795,270,263	$ (42,013,112)	$ 753,257,151

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	23.2%
Financials	15.7
Health Care	12.6
Industrials	10.7
Consumer Discretionary	9.4
Communication Services	8.4
Consumer Staples	4.8
Real Estate	3.9
Energy	3.8
Materials	2.8
Utilities	1.9
Short-Term Investments	2.8

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2023, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index Futures	79	12/23	$17,634,817	$18,078,162	$443,345
S&P MidCap 400 E-mini Index Futures	5	12/23	1,289,102	1,283,800	(5,302)

					$438,043

At November 30, 2023, Large Cap Equity Fund had deposited cash of $932,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.6%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.2%
478	Anterix Inc.*	$15,630
3,542	AST SpaceMobile Inc., Class A Shares*(a)	17,179
382	ATN International Inc.	11,628
868	Bandwidth Inc., Class A Shares*	9,531
4,518	Charge Enterprises Inc.*	753
1,628	Cogent Communications Holdings Inc.	103,964
2,589	Consolidated Communications Holdings Inc.*	11,133
1,244	EchoStar Corp., Class A Shares*	13,025
9,197	Frontier Communications Parent Inc.*	201,322
5,412	GCI Liberty Inc.*(b)	–
25,763	Globalstar Inc.*	40,963
600	IDT Corp., Class B Shares*	17,610
4,567	Iridium Communications Inc.	174,003
2,029	Liberty Latin America Ltd., Class A Shares*	13,736
5,226	Liberty Latin America Ltd., Class C Shares*	35,693
35,944	Lumen Technologies Inc.*	47,087
702	Ooma Inc.*	8,143
1,859	Shenandoah Telecommunications Co.	41,400

	Total Diversified Telecommunication Services	762,800

Entertainment - 0.5%
2,118	AMC Entertainment Holdings Inc., Class A Shares*	14,085
409	Atlanta Braves Holdings Inc., Class A Shares*	16,503
1,632	Atlanta Braves Holdings Inc., Class C Shares*	58,670
4,030	Cinemark Holdings Inc.*	57,427
1,635	IMAX Corp.*	26,078
702	Liberty Media Corp.-Liberty Live, Class A Shares*	23,131
1,766	Liberty Media Corp.-Liberty Live, Class C Shares*	60,485
1,754	Lions Gate Entertainment Corp., Class A Shares*	15,488
91,280	Lions Gate Entertainment Corp., Class B Shares*	763,101
1,939	Loop Media Inc.*	865
1,538	Madison Square Garden Entertainment Corp., Class A Shares*	46,571
680	Madison Square Garden Sports Corp., Class A Shares*	115,049
809	Marcus Corp. (The)	11,253
3,300	Playstudios Inc.*	7,887
830	Playtika Holding Corp.*	7,213
992	Reservoir Media Inc.*	6,002
4,618	Roku Inc., Class A Shares*	481,195
1,026	Sphere Entertainment Co.*	35,110
7,760	TKO Group Holdings Inc., Class A Shares	600,081
1,280	Vivid Seats Inc., Class A Shares*	10,586

	Total Entertainment	2,356,780

Interactive Media & Services - 0.2%
3,830	Bumble Inc., Class A Shares*	53,084
3,649	Cargurus Inc., Class A Shares*	78,891
2,308	Cars.com Inc.*	42,975
1,882	DHI Group Inc.*	4,630
2,993	Eventbrite Inc., Class A Shares*	21,101
770	EverQuote Inc., Class A Shares*	8,070
10,279	fuboTV Inc.*	32,790
1,371	Grindr Inc.*	9,213
2,774	IAC Inc.*	132,680
847	MediaAlpha Inc., Class A Shares*	8,572
4,699	Nextdoor Holdings Inc.*	7,518
1,027	Outbrain Inc.*	3,913
1,999	QuinStreet Inc.*	24,967
947	Shutterstock Inc.	41,583

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 1.7% - (continued)
Interactive Media & Services - 0.2% - (continued)
1,360	System1 Inc.*	$2,013
3,936	TripAdvisor Inc.*	70,179
2,364	TrueCar Inc.*	6,595
5,844	Vimeo Inc.*	20,571
2,441	Yelp Inc., Class A Shares*	106,696
1,741	Ziff Davis Inc.*	111,111
2,653	ZipRecruiter Inc., Class A Shares*	35,577
11,677	ZoomInfo Technologies Inc., Class A Shares*	167,798

	Total Interactive Media & Services	990,527

Media - 0.8%
2,665	Advantage Solutions Inc.*	7,329
1,217	AMC Networks Inc., Class A Shares*	18,547
862	Boston Omaha Corp., Class A Shares*	12,499
208	Cable One Inc.	110,673
1,317	Cardlytics Inc.*	10,483
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	20,141
47,650	Criteo SA, ADR*	1,187,438
41	Daily Journal Corp.*	13,349
8,770	DISH Network Corp., Class A Shares*	32,098
1,121	Emerald Holding Inc.*	5,683
2,331	Entravision Communications Corp., Class A Shares	9,254
2,008	EW Scripps Co. (The), Class A Shares*	13,875
546	Gambling.com Group Ltd.*	5,220
4,982	Gannett Co., Inc.*	9,217
3,030	Gray Television Inc.	23,422
4,494	iHeartMedia Inc., Class A Shares*	11,774
1,849	Integral Ad Science Holding Corp.*	26,977
14,276	Interpublic Group of Cos., Inc. (The)	438,844
1,659	John Wiley & Sons Inc., Class A Shares	50,118
5,692	Liberty Media Corp.-Liberty SiriusXM*	153,627
2,810	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	75,701
4,748	Magnite Inc.*	38,364
5,944	New York Times Co. (The), Class A Shares	279,309
14,376	News Corp., Class A Shares	316,847
4,199	News Corp., Class B Shares	96,745
1,282	Nexstar Media Group Inc., Class A Shares	181,954
1,446	PubMatic Inc., Class A Shares*	24,163
1,051	Scholastic Corp.	39,928
1,502	Sinclair Inc.	18,940
2,732	Stagwell Inc., Class A Shares*	13,715
1,022	TechTarget Inc.*	30,251
7,388	TEGNA Inc.	113,258
1,179	Thryv Holdings Inc.*	20,974
506	Townsquare Media Inc., Class A Shares	5,030
1,160	Urban One Inc.*	4,768
2,259	WideOpenWest Inc.*	9,036

	Total Media	3,429,551

Wireless Telecommunication Services - 0.0%@
2,307	Gogo Inc.*	23,139
602	Spok Holdings Inc.	10,090
3,751	Telephone & Data Systems Inc.	73,895
4,434	Tingo Group Inc.*(b)	3,059

	Total Wireless Telecommunication Services	110,183

	TOTAL COMMUNICATION SERVICES	7,649,841

CONSUMER DISCRETIONARY - 8.6%
Automobile Components - 0.4%
3,452	Adient PLC*	111,154
4,445	American Axle & Manufacturing Holdings Inc.*	30,937
579	Atmus Filtration Technologies Inc.*(a)	12,669
8,804	BorgWarner Inc.	296,607

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Automobile Components - 0.4% - (continued)
593	Cooper-Standard Holdings Inc.*	$10,520
4,871	Dana Inc.	64,346
949	Dorman Products Inc.*	68,366
1,607	Fox Factory Holding Corp.*	100,454
8,837	Gentex Corp.	268,733
1,170	Gentherm Inc.*	53,726
10,666	Goodyear Tire & Rubber Co. (The)*	148,151
2,083	Holley Inc.*	8,603
913	LCI Industries	99,070
2,170	Lear Corp.	290,237
10,315	Luminar Technologies Inc., Class A Shares*(a)	25,787
1,934	Modine Manufacturing Co.*	95,153
752	Patrick Industries Inc.	61,694
1,696	Phinia Inc.	43,248
10,687	QuantumScape Corp., Class A Shares*	67,756
5,627	Solid Power Inc.*	7,934
760	Standard Motor Products Inc.	27,337
946	Stoneridge Inc.*	15,136
1,020	Visteon Corp.*	121,043
833	XPEL Inc.*	38,068

	Total Automobile Components	2,066,729

Automobiles - 0.1%
7,548	Fisker Inc.*(a)	11,926
4,960	Harley-Davidson Inc.	148,750
567	Livewire Group Inc.*	6,220
1,893	Thor Industries Inc.	187,540
1,063	Winnebago Industries Inc.	68,702
6,490	Workhorse Group Inc.*	2,412

	Total Automobiles	425,550

Broadline Retail - 0.1%
998	Big Lots Inc.	5,259
812	ContextLogic Inc., Class A Shares*	4,092
131	Dillard’s Inc., Class A Shares	45,469
4,202	Kohl’s Corp.	98,537
10,243	Macy’s Inc.	162,454
4,340	Nordstrom Inc.	67,791
2,288	Ollie’s Bargain Outlet Holdings Inc.*	167,642
946	Savers Value Village Inc.*	14,237

	Total Broadline Retail	565,481

Distributors - 0.2%
2,493	Pool Corp.	865,869
348	Weyco Group Inc.	10,248

	Total Distributors	876,117

Diversified Consumer Services - 0.5%
2,764	2U Inc.*	2,715
8,133	ADT Inc.	47,741
1,583	Adtalem Global Education Inc.*	90,184
2,112	Bright Horizons Family Solutions Inc.*	184,673
552	Carriage Services Inc., Class A Shares	12,470
4,181	Chegg Inc.*	41,517
4,747	Coursera Inc.*	93,753
1,067	Duolingo Inc., Class A Shares*	226,513
1,392	European Wax Center Inc., Class A Shares*	19,878
2,971	Frontdoor Inc.*	101,994
132	Graham Holdings Co., Class B Shares	82,784
1,110	Grand Canyon Education Inc.*	151,759
5,624	H&R Block Inc.	255,442
4,855	Laureate Education Inc., Class A Shares	63,746
914	Lincoln Educational Services Corp.*	8,464
2,966	Mister Car Wash Inc.*	21,593

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Diversified Consumer Services - 0.5% - (continued)
2,768	Nerdy Inc.*	$7,197
2,997	OneSpaWorld Holdings Ltd.*	36,114
2,348	Perdoceo Education Corp.	40,902
3,776	Rover Group Inc., Class A Shares*	41,310
5,496	Service Corp. International	336,740
866	Strategic Education Inc.	77,048
1,561	Stride Inc.*	94,565
3,145	Udemy Inc.*	46,798
1,399	Universal Technical Institute Inc.*	16,326
1,838	WW International Inc.*	13,252

	Total Diversified Consumer Services	2,115,478

Hotels, Restaurants & Leisure - 2.1%
2,156	Accel Entertainment Inc., Class A Shares*	21,862
8,686	Aramark	243,295
952	Bally’s Corp.*	10,967
43	Biglari Holdings Inc., Class B Shares*	6,270
912	BJ’s Restaurants Inc.*	27,296
3,128	Bloomin’ Brands Inc.	73,008
407	Bluegreen Vacations Holding Corp., Class A Shares	30,330
1,093	Bowlero Corp., Class A Shares*(a)	11,236
2,795	Boyd Gaming Corp.	165,045
1,679	Brinker International Inc.*	60,461
1,319	Carrols Restaurant Group Inc.	9,958
626	Cava Group Inc.*(a)	21,290
1,124	Century Casinos Inc.*	4,833
1,828	Cheesecake Factory Inc. (The)	57,308
1,173	Choice Hotels International Inc.	129,358
10,329	Churchill Downs Inc.	1,195,788
673	Chuy’s Holdings Inc.*	23,690
788	Cracker Barrel Old Country Store Inc.	52,898
1,338	Dave & Buster’s Entertainment Inc.*	54,912
1,906	Denny’s Corp.*	18,088
533	Dine Brands Global Inc.	23,170
756	El Pollo Loco Holdings Inc.*	6,282
163	Empire Resorts Inc.*(b)(c)	–
2,900	Everi Holdings Inc.*	30,305
640	First Watch Restaurant Group Inc.*	11,571
1,323	Full House Resorts Inc.*	6,642
1,036	Global Business Travel Group I*	6,444
752	Golden Entertainment Inc.	26,801
2,989	Hilton Grand Vacations Inc.*	102,403
1,699	Hyatt Hotels Corp., Class A Shares	194,977
1,130	Inspired Entertainment Inc.*	8,882
54,854	International Game Technology PLC	1,466,247
736	Jack in the Box Inc.	53,213
3,158	Krispy Kreme Inc.	41,054
232	Kura Sushi USA Inc., Class A Shares*	14,495
1,507	Life Time Group Holdings Inc.*	22,846
3,367	Light & Wonder Inc., Class A Shares*	297,710
1,085	Lindblad Expeditions Holdings Inc.*	8,517
1,382	Marriott Vacations Worldwide Corp.	100,748
445	Monarch Casino & Resort Inc.	27,982
1,579	Mondee Holdings Inc., Class A Shares*	4,169
79	Nathan’s Famous Inc.	5,328
1,393	Noodles & Co., Class A Shares*	4,263
15,612	Norwegian Cruise Line Holdings Ltd.*	238,395
786	ONE Group Hospitality Inc. (The)*	3,757
1,240	Papa John’s International Inc.	80,898
5,599	Penn Entertainment Inc.*	137,511
3,154	Planet Fitness Inc., Class A Shares*	214,283

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Hotels, Restaurants & Leisure - 2.1% - (continued)
1,219	PlayAGS Inc.*	$9,325
1,494	Portillo’s Inc., Class A Shares*	23,217
893	Potbelly Corp.*	8,037
318	RCI Hospitality Holdings Inc.	18,638
556	Red Robin Gourmet Burgers Inc.*	4,926
1,732	Red Rock Resorts Inc., Class A Shares	77,126
2,470	Rush Street Interactive Inc.*	10,399
12,587	Sabre Corp.*	44,432
9,237	SeaWorld Entertainment Inc.*	451,689
1,363	Shake Shack Inc., Class A Shares*	82,543
2,664	Six Flags Entertainment Corp.*	66,334
6,411	Super Group SGHC Ltd.*	19,489
3,613	Sweetgreen Inc., Class A Shares*	33,998
1,370	Target Hospitality Corp.*	14,947
8,161	Texas Roadhouse Inc., Class A Shares	918,602
2,776	Travel + Leisure Co.	98,937
1,439	Vail Resorts Inc.	312,709
6,483	Wendy’s Co. (The)	121,556
5,924	Wingstop Inc.	1,423,893
3,101	Wyndham Hotels & Resorts Inc.	239,831
3,833	Wynn Resorts Ltd.	323,582
803	Xponential Fitness Inc., Class A Shares*	10,969

	Total Hotels, Restaurants & Leisure	9,671,965

Household Durables - 1.7%
1,214	Beazer Homes USA Inc.*	31,940
332	Cavco Industries Inc.*	93,883
1,009	Century Communities Inc.	72,789
1,709	Cricut Inc., Class A Shares(a)	11,792
929	Dream Finders Homes Inc., Class A Shares*	22,612
824	Ethan Allen Interiors Inc.	22,116
4,982	GoPro Inc., Class A Shares*	17,985
993	Green Brick Partners Inc.*	47,118
905	Helen of Troy Ltd.*	95,052
330	Hooker Furnishings Corp.	5,901
162	Hovnanian Enterprises Inc., Class A Shares*	14,645
867	Installed Building Products Inc.	130,492
1,016	iRobot Corp.*	36,688
11,202	KB Home	583,624
713	Landsea Homes Corp.*	7,351
1,487	La-Z-Boy Inc.	52,328
368	Legacy Housing Corp.*	8,243
4,961	Leggett & Platt Inc.	113,458
782	LGI Homes Inc.*	92,331
483	Lovesac Co. (The)*	10,027
10,666	M/I Homes Inc.*	1,125,370
2,176	MDC Holdings Inc.	96,310
10,117	Meritage Homes Corp.	1,429,532
1,922	Mohawk Industries Inc.*	169,732
39,579	Newell Brands Inc.	301,988
8,166	PulteGroup Inc.	722,038
2,062	Purple Innovation Inc., Class A Shares	1,279
2,036	Skyline Champion Corp.*	122,547
815	Snap One Holdings Corp.*	5,827
19,272	Sonos Inc.*	291,007
3,881	Taylor Morrison Home Corp., Class A Shares*	175,033
18,838	Tempur Sealy International Inc.	759,548
4,017	Toll Brothers Inc.	345,020
1,172	TopBuild Corp.*	346,654
1,614	Traeger Inc.*	3,615
3,607	Tri Pointe Homes Inc.*	105,252

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Household Durables - 1.7% - (continued)
2,930	Vizio Holding Corp., Class A Shares*	$19,631
524	VOXX International Corp., Class A Shares*	5,628
1,990	Whirlpool Corp.	216,711

	Total Household Durables	7,713,097

Leisure Products - 0.4%
1,188	Acushnet Holdings Corp.	67,122
4,531	AMMO Inc.*	9,243
7,440	BRP Inc.	459,271
2,654	Brunswick Corp.	209,321
970	Clarus Corp.	5,519
445	Escalade Inc.	8,277
1,453	Funko Inc., Class A Shares*	9,416
4,835	Hasbro Inc.	224,392
271	JAKKS Pacific Inc.*	7,978
182	Johnson Outdoors Inc., Class A Shares	9,562
1,748	Latham Group Inc.*	3,951
693	Malibu Boats Inc., Class A Shares*	30,658
338	Marine Products Corp.	3,231
691	MasterCraft Boat Holdings Inc.*	13,820
13,258	Mattel Inc.*	251,902
11,712	Peloton Interactive Inc., Class A Shares*	66,290
2,024	Polaris Inc.	166,919
1,482	Smith & Wesson Brands Inc.	20,378
740	Solo Brands Inc., Class A Shares*	3,856
678	Sturm Ruger & Co., Inc.	29,805
5,393	Topgolf Callaway Brands Corp.*	66,118
2,094	Vista Outdoor Inc.*	59,072
3,272	YETI Holdings Inc.*	139,518

	Total Leisure Products	1,865,619

Specialty Retail - 2.2%
29,091	1-800-Flowers.com Inc., Class A Shares*	256,874
1,010	Aaron’s Co., Inc. (The)	8,898
1,836	Abercrombie & Fitch Co., Class A Shares*	139,334
2,781	Academy Sports & Outdoors Inc.	141,469
2,252	Advance Auto Parts Inc	114,379
6,838	American Eagle Outfitters Inc.	130,127
216	America’s Car-Mart Inc.*	17,252
2,699	Arko Corp.	20,189
756	Asbury Automotive Group Inc.*	158,624
1,072	AutoNation Inc.*	145,009
5,855	BARK Inc.*	4,812
8,508	Bath & Body Works Inc.	277,531
1,756	Beyond Inc.*	33,750
720	Big 5 Sporting Goods Corp.	4,270
1,121	Boot Barn Holdings Inc.*	82,147
1,198	Buckle Inc. (The)	46,195
589	Build-A-Bear Workshop Inc.	14,389
13,460	Caleres Inc.	408,646
1,580	Camping World Holdings Inc., Class A Shares	33,401
17,490	CarMax Inc.*	1,118,311
1,761	CarParts.com Inc.*	5,389
3,461	Carvana Co., Class A Shares*	108,399
597	Cato Corp. (The), Class A Shares	4,131
19,998	Chewy Inc., Class A Shares*	348,365
4,677	Chico’s FAS Inc.*	35,265
6,125	Children’s Place Inc. (The)*	139,344
25,518	Designer Brands Inc., Class A Shares(a)	297,030
1,732	Destination XL Group Inc.*	6,547
2,248	Dick’s Sporting Goods Inc.	292,465
362	Duluth Holdings Inc., Class B Shares*	1,814

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Specialty Retail - 2.2% - (continued)
4,959	EVgo Inc., Class A Shares*(a)	$15,472
2,035	Five Below Inc.*	383,516
13,599	Floor & Decor Holdings Inc., Class A Shares*	1,247,164
3,197	Foot Locker Inc.	86,095
9,851	GameStop Corp., Class A Shares*(a)	143,332
7,264	Gap Inc. (The)	145,788
483	Genesco Inc.*	18,050
507	Group 1 Automotive Inc.	143,025
2,023	GrowGeneration Corp.*	5,381
953	Guess? Inc.	20,985
560	Haverty Furniture Cos., Inc.	17,550
493	Hibbett Inc.	30,837
264	J Jill Inc.*	7,791
617	Lands’ End Inc.*	4,356
553	Lazydays Holdings Inc.*	3,821
7,109	Leslie’s Inc.*	35,047
1,017	Lithia Motors Inc., Class A Shares	271,529
705	MarineMax Inc.*	21,030
12,435	Monro Inc.	359,620
736	Murphy USA Inc.	271,989
2,811	National Vision Holdings Inc.*	51,863
13,586	ODP Corp. (The)*	618,842
338	OneWater Marine Inc., Class A Shares*	9,075
740	Penske Automotive Group Inc.	110,482
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	9,872
610	PetMed Express Inc.	4,227
1,430	Rent the Runway Inc., Class A Shares*(a)	770
1,569	Revolve Group Inc., Class A Shares*	20,899
637	RH*	171,971
4,000	Sally Beauty Holdings Inc.*	38,680
641	Shoe Carnival Inc.	15,570
1,625	Signet Jewelers Ltd.	133,543
997	Sleep Number Corp.*	10,110
527	Sonic Automotive Inc., Class A Shares	27,019
1,503	Sportsman’s Warehouse Holdings Inc.*	7,259
3,079	Stitch Fix Inc., Class A Shares*	11,515
3,143	ThredUp Inc., Class A Shares*	6,129
617	Tile Shop Holdings Inc.*	4,165
885	Tilly’s Inc., Class A Shares*	7,319
416	Torrid Holdings Inc.*	1,597
1,998	Upbound Group Inc.	58,142
2,309	Urban Outfitters Inc.*	82,431
6,105	Valvoline Inc.	209,035
3,026	Victoria’s Secret & Co.*	81,551
3,198	Warby Parker Inc., Class A Shares*	33,291
3,114	Wayfair Inc., Class A Shares*	173,761
2,379	Williams-Sonoma Inc.	446,158
105	Winmark Corp.	45,150
661	Zumiez Inc.*	12,480

	Total Specialty Retail	10,029,640

Textiles, Apparel & Luxury Goods - 0.9%
4,134	Allbirds Inc., Class A Shares*	3,739
4,314	Capri Holdings Ltd.*	208,970
9,578	Carter’s Inc.	653,124
1,335	Columbia Sportswear Co.	104,571
2,289	Crocs Inc.*	241,741
969	Deckers Outdoor Corp.*	643,387
4,676	Figs Inc., Class A Shares*	33,948
1,694	Fossil Group Inc.*	1,863
1,577	G-III Apparel Group Ltd.*	45,370

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.6% - (continued)
Textiles, Apparel & Luxury Goods - 0.9% - (continued)
13,309	Hanesbrands Inc.*	$48,445
2,018	Kontoor Brands Inc.	110,929
555	Movado Group Inc.	14,513
530	Oxford Industries Inc.	47,928
2,319	PVH Corp.	226,752
1,502	Ralph Lauren Corp., Class A Shares	194,329
279	Rocky Brands Inc.	8,055
4,977	Skechers USA Inc., Class A Shares*	293,195
2,756	Steven Madden Ltd.	104,507
8,700	Tapestry Inc.	275,529
6,905	Under Armour Inc., Class A Shares*	56,207
43,781	Under Armour Inc., Class C Shares*	335,362
12,955	V.F. Corp.	216,737
954	Vera Bradley Inc.*	7,165
29,393	Wolverine World Wide Inc.	251,898

	Total Textiles, Apparel & Luxury Goods	4,128,264

	TOTAL CONSUMER DISCRETIONARY	39,457,940

CONSUMER STAPLES - 4.0%
Beverages - 0.2%
347	Boston Beer Co., Inc. (The), Class A Shares*	123,102
5,422	Celsius Holdings Inc.*	268,443
174	Coca-Cola Consolidated Inc.	127,806
1,536	Diageo PLC, ADR	215,916
1,699	Duckhorn Portfolio Inc. (The)*	17,449
562	MGP Ingredients Inc.	48,023
871	National Beverage Corp.*	41,407
5,905	Primo Water Corp.	84,855
998	Vita Coco Co., Inc. (The)*	28,004
1,279	Zevia PBC, Class A Shares*	2,750

	Total Beverages	957,755

Consumer Staples Distribution & Retail - 0.7%
15,666	Albertsons Cos., Inc., Class A Shares	341,049
1,190	Andersons Inc. (The)	59,333
4,919	BJ’s Wholesale Club Holdings Inc.*	317,669
1,387	Casey’s General Stores Inc.	381,980
1,302	Chefs’ Warehouse Inc. (The)*	35,024
2,809	Dollar General Corp.	368,316
3,608	Grocery Outlet Holding Corp.*	101,782
1,410	HF Foods Group Inc.*	6,683
551	Ingles Markets Inc., Class A Shares	44,973
321	Natural Grocers by Vitamin Cottage Inc.	5,037
5,670	Performance Food Group Co.*	368,834
983	PriceSmart Inc.	66,244
1,338	SpartanNash Co.	29,663
3,827	Sprouts Farmers Market Inc.*	164,867
4,369	Target Corp.	584,616
2,231	United Natural Foods Inc.*	32,461
8,398	US Foods Holding Corp.*	368,084
334	Village Super Market Inc., Class A Shares	8,403
639	Weis Markets Inc.	38,564

	Total Consumer Staples Distribution & Retail	3,323,582

Food Products - 1.3%
185	Alico Inc.	5,173
2,480	B&G Foods Inc.	22,915
7,743	Benson Hill Inc.*	1,560
2,282	Beyond Meat Inc.*(a)	16,636
1,347	BRC Inc., Class A Shares*	5,738
13,318	Calavo Growers Inc.	288,867
16,859	Cal-Maine Foods Inc.	807,883
5,863	Darling Ingredients Inc.*	257,210

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.0% - (continued)
Food Products - 1.3% - (continued)
2,569	Dole PLC	$29,569
6,914	Flowers Foods Inc.	143,880
1,375	Fresh Del Monte Produce Inc.	31,350
1,663	Freshpet Inc.*	117,990
36,301	Hain Celestial Group Inc. (The)*	383,702
2,445	Ingredion Inc.	250,588
3,298	J&J Snack Foods Corp.	542,686
317	John B Sanfilippo & Son Inc.	29,177
718	Lancaster Colony Corp.	119,116
536	Limoneira Co.	8,147
30,201	Mission Produce Inc.*	255,500
1,685	Pilgrim’s Pride Corp.*	43,069
1,996	Post Holdings Inc.*	170,518
9	Seaboard Corp.	31,635
203	Seneca Foods Corp., Class A Shares*	9,921
3,320	Simply Good Foods Co. (The)*	128,617
1,884	Sovos Brands Inc.*	41,278
3,519	SunOpta Inc.*	17,384
26,859	TreeHouse Foods Inc.*	1,093,430
58,885	Utz Brands Inc.	777,871
969	Vital Farms Inc.*	12,907
966	Westrock Coffee Co.*	8,887

	Total Food Products	5,653,204

Household Products - 1.5%
362	Central Garden & Pet Co.*	14,690
1,519	Central Garden & Pet Co., Class A Shares*	55,109
9,845	Clorox Co. (The)	1,411,281
2,550	Energizer Holdings Inc.	78,642
147,060	Henkel AG & Co. KGaA, ADR	2,699,389
17,988	Kimberly-Clark Corp.	2,225,655
171	Oil-Dri Corp. of America	9,706
2,043	Reynolds Consumer Products Inc.	53,608
1,460	Spectrum Brands Holdings Inc.	101,222
495	WD-40 Co.	119,731

	Total Household Products	6,769,033

Personal Care Products - 0.3%
3,042	Beauty Health Co. (The)*	7,787
4,920	BellRing Brands Inc.*	260,268
13,479	Coty Inc., Class A Shares*	153,661
1,823	Edgewell Personal Care Co.	63,459
1,950	elf Beauty Inc.*	230,275
21,441	Herbalife Ltd.*	276,160
677	Inter Parfums Inc.	84,733
412	Medifast Inc.	27,349
462	Nature’s Sunshine Products Inc.*	7,914
12,333	Nu Skin Enterprises Inc., Class A Shares	209,908
5,174	Olaplex Holdings Inc.*	11,279
416	USANA Health Sciences Inc.*	19,660
1,477	Waldencast PLC, Class A Shares*(a)	14,091

	Total Personal Care Products	1,366,544

Tobacco - 0.0%@
514	Turning Point Brands Inc.	11,735
938	Universal Corp.	52,772
5,374	Vector Group Ltd.	57,555

	Total Tobacco	122,062

	TOTAL CONSUMER STAPLES	18,192,180

ENERGY - 4.3%
Energy Equipment & Services - 1.6%
5,249	Archrock Inc.	76,058
776	Atlas Energy Solutions Inc.	13,239

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.3% - (continued)
Energy Equipment & Services - 1.6% - (continued)
8,246	Borr Drilling Ltd.*	$51,950
972	Bristow Group Inc.*	25,029
2,389	Cactus Inc., Class A Shares	101,509
25,551	ChampionX Corp.	749,155
1,670	Core Laboratories Inc.	29,576
3,613	Diamond Offshore Drilling Inc.*	46,499
699	DMC Global Inc.*	11,149
11,817	Dril-Quip Inc.*	262,574
3,333	Expro Group Holdings NV*	51,828
302	Forum Energy Technologies Inc.*	6,575
5,447	Helix Energy Solutions Group Inc.*	50,766
3,546	Helmerich & Payne Inc.	128,472
6,678	ION Geophysical Corp.*(b)(c)	–
679	KLX Energy Services Holdings Inc.*	6,450
578	Kodiak Gas Services Inc.	10,190
5,984	Liberty Energy Inc., Class A Shares	118,782
1,296	Mammoth Energy Services Inc.*	5,728
341	Nabors Industries Ltd.*	29,606
2,604	Newpark Resources Inc.*	18,098
4,128	Noble Corp. PLC	190,466
14,406	NOV Inc.	271,121
33,837	Oceaneering International Inc.*	699,072
37,196	Oil States International Inc.*	256,280
150,009	Patterson-UTI Energy Inc.	1,756,605
852	ProFrac Holding Corp., Class A Shares*	6,867
3,242	ProPetro Holding Corp.*	29,535
585	Ranger Energy Services Inc., Class A Shares	5,704
3,435	RPC Inc.	24,904
769	SEACOR Marine Holdings Inc.*	8,882
1,932	Seadrill Ltd.*	85,742
2,960	Select Water Solutions Inc., Class A Shares	22,082
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	11,488
61,464	TechnipFMC PLC	1,273,534
81,401	TETRA Technologies Inc.*	384,213
1,762	Tidewater Inc.*	105,861
2,766	US Silica Holdings Inc.*	31,200
2,245	Valaris Ltd.*	154,007
2,663	Weatherford International PLC*	241,507

	Total Energy Equipment & Services	7,352,303

Oil, Gas & Consumable Fuels - 2.7%
1,554	Amplify Energy Corp.*	9,542
12,188	Antero Midstream Corp.	162,344
10,632	Antero Resources Corp.*	251,234
11,610	APA Corp.	417,960
1,403	Ardmore Shipping Corp.	19,081
3,004	Berry Corp.	21,569
2,673	California Resources Corp.	136,884
2,197	Callon Petroleum Co.*	68,700
515	Centrus Energy Corp., Class A Shares*	25,760
4,779	Chesapeake Energy Corp.	383,802
1,541	Chord Energy Corp.	249,858
2,531	Civitas Resources Inc.	173,854
6,419	Clean Energy Fuels Corp.*	23,173
30,523	CNX Resources Corp.*	636,710
3,476	Comstock Resources Inc.	34,308
1,239	CONSOL Energy Inc.	132,164
1,205	Crescent Energy Co., Class A Shares	13,737
1,093	CVR Energy Inc.	34,725
2,446	Delek US Holdings Inc.	66,384
21,721	Devon Energy Corp.	976,793

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.3% - (continued)
Oil, Gas & Consumable Fuels - 2.7% - (continued)
5,288	DHT Holdings Inc.	$52,669
4,499	Diamondback Energy Inc.	694,691
1,250	Dorian LPG Ltd.	52,950
3,539	DT Midstream Inc.	202,749
481	Empire Petroleum Corp.*	4,348
4,893	Encore Energy Corp.*(a)	19,083
5,943	Energy Fuels Inc.*	47,247
1,173	Enviva Inc.	1,431
13,421	EQT Corp.	536,303
16,383	Equitrans Midstream Corp.	153,673
1,066	Evolution Petroleum Corp.	6,321
696	Excelerate Energy Inc., Class A Shares	11,637
1,152	FLEX LNG Ltd.	33,431
1,005	FutureFuel Corp.	5,970
8,472	Gevo Inc.*	9,573
3,638	Golar LNG Ltd.	78,326
892	Granite Ridge Resources Inc.	5,272
1,457	Green Plains Inc.*	36,250
403	Gulfport Energy Corp.*	55,227
818	Hallador Energy Co.*	10,331
5,402	HF Sinclair Corp.	283,497
636	HighPeak Energy Inc.(a)	9,782
1,469	International Seaways Inc.	67,045
677	Kinetik Holdings Inc., Class A Shares	24,616
16,401	Kosmos Energy Ltd.*	111,363
6,648	Magnolia Oil & Gas Corp., Class A Shares	142,932
4,113	Matador Resources Co.	238,060
5,412	Murphy Oil Corp.	231,471
101	NACCO Industries Inc., Class A Shares	3,497
2,343	New Fortress Energy Inc., Class A Shares	90,159
927	NextDecade Corp.*	4,626
8,222	Nordic American Tankers Ltd.	31,901
41,157	Northern Oil & Gas Inc.	1,540,095
1,800	Overseas Shipholding Group Inc., Class A Shares*	8,730
9,537	Ovintiv Inc.	422,871
2,115	Par Pacific Holdings Inc.*	72,481
4,165	PBF Energy Inc., Class A Shares	184,926
4,550	Peabody Energy Corp.	108,472
13,378	Permian Resources Corp., Class A Shares	175,787
34,746	Range Resources Corp.	1,129,245
618	REX American Resources Corp.*	30,294
484	Riley Exploration Permian Inc.	11,955
3,896	Ring Energy Inc.*	6,428
778	SandRidge Energy Inc.	10,744
1,883	Scorpio Tankers Inc.	103,358
4,375	SFL Corp., Ltd.	49,700
731	SilverBow Resources Inc.*	23,253
2,933	Sitio Royalties Corp., Class A Shares	64,614
4,369	SM Energy Co.	163,619
41,116	Southwestern Energy Co.*	270,954
3,971	Talos Energy Inc.*	55,276
2,758	Teekay Corp.*	19,030
933	Teekay Tankers Ltd., Class A Shares	46,361
18,515	Tellurian Inc.*	11,276
213	Texas Pacific Land Corp.	356,125
13,303	Uranium Energy Corp.*	86,736
4,463	VAALCO Energy Inc.	20,753
2,235	Vertex Energy Inc.*	7,554
669	Vital Energy Inc.*	29,998
897	Vitesse Energy Inc.	21,196

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.3% - (continued)
Oil, Gas & Consumable Fuels - 2.7% - (continued)
3,524	W&T Offshore Inc.	$11,770
2,429	World Kinect Corp.	51,106

	Total Oil, Gas & Consumable Fuels	12,189,720

	TOTAL ENERGY	19,542,023

FINANCIALS - 13.3%
Banks - 4.1%
662	1st Source Corp.	31,994
385	ACNB Corp.	15,046
634	Amalgamated Financial Corp.	13,314
1,072	Amerant Bancorp Inc., Class A Shares	22,201
360	American National Bankshares Inc.	14,634
2,380	Ameris Bancorp	101,340
326	Ames National Corp.	6,024
704	Arrow Financial Corp.	17,354
5,874	Associated Banc-Corp	104,205
2,661	Atlantic Union Bankshares Corp.	81,347
2,109	Axos Financial Inc.*	80,711
12,800	Banc of California Inc.(a)	147,968
848	BancFirst Corp.	73,462
1,521	Bancorp Inc. (The)*	59,334
343	Bank First Corp.	27,701
1,399	Bank of Hawaii Corp.(a)	81,240
722	Bank of Marin Bancorp	13,884
1,986	Bank of NT Butterfield & Son Ltd. (The)	55,072
4,158	Bank OZK	174,054
245	Bank7 Corp.	5,831
40,386	BankUnited Inc.	1,114,250
327	Bankwell Financial Group Inc.	8,816
6,824	Banner Corp.	308,035
692	Bar Harbor Bankshares	17,971
565	Baycom Corp.	11,808
599	BCB Bancorp Inc.	6,936
7,699	Berkshire Hills Bancorp Inc.	161,140
936	Blue Foundry Bancorp*	8,143
1,144	Blue Ridge Bankshares Inc.	3,089
1,110	BOK Financial Corp.	79,665
835	Bridgewater Bancshares Inc.*	8,659
3,195	Brookline Bancorp Inc.	30,448
214	Burke & Herbert Financial Services Corp.	10,178
842	Business First Bancshares Inc.	17,034
1,141	Byline Bancorp Inc.	22,809
108	C&F Financial Corp.	6,301
5,119	Cadence Bank	128,231
308	Cambridge Bancorp	17,996
653	Camden National Corp.	22,039
572	Capital Bancorp Inc.	12,109
553	Capital City Bank Group Inc.	14,787
5,361	Capitol Federal Financial Inc.	28,896
779	Capstar Financial Holdings Inc.	12,799
965	Carter Bankshares Inc.*	12,091
2,666	Cathay General Bancorp	97,789
770	Central Pacific Financial Corp.	13,529
375	Central Valley Community Bancorp	6,454
154	Chemung Financial Corp.	7,115
247	ChoiceOne Financial Services Inc.	6,177
635	Citizens & Northern Corp.	12,770
140	Citizens Financial Services Inc.	7,972
423	City Holding Co.	40,722
855	Civista Bancshares Inc.	13,381
817	CNB Financial Corp.	16,618

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.1% - (continued)
417	Coastal Financial Corp.*	$16,292
299	Codorus Valley Bancorp Inc.	6,043
731	Colony Bankcorp Inc.	7,844
7,916	Columbia Banking System Inc.	177,556
1,021	Columbia Financial Inc.*	16,795
12,910	Comerica Inc.	583,790
4,367	Commerce Bancshares Inc.	220,839
1,556	Community Bank System Inc.	69,024
527	Community Trust Bancorp Inc.	20,969
1,551	ConnectOne Bancorp Inc.	30,493
1,541	CrossFirst Bankshares Inc.*	17,290
2,239	Cullen/Frost Bankers Inc.	220,071
955	Customers Bancorp Inc.*	43,042
5,019	CVB Financial Corp.	89,740
1,259	Dime Community Bancshares Inc.	25,306
919	Eagle Bancorp Inc.	21,817
5,302	East West Bancorp Inc.	333,602
5,871	Eastern Bankshares Inc.	70,217
361	Enterprise Bancorp Inc.	9,758
1,380	Enterprise Financial Services Corp.	54,110
673	Equity Bancshares Inc., Class A Shares	16,980
286	Esquire Financial Holdings Inc.	13,319
378	ESSA Bancorp Inc.	6,309
238	Evans Bancorp Inc.	6,516
603	Farmers & Merchants Bancorp Inc.	11,758
1,431	Farmers National Banc Corp.	17,616
1,482	FB Financial Corp.	49,736
134	Fidelity D&D Bancorp Inc.	6,945
794	Financial Institutions Inc.	13,784
7,540	First Bancorp.	135,829
605	First Bancorp Inc. (The)	15,119
1,136	First Bancshares Inc. (The)	29,138
727	First Bank	8,862
2,165	First Busey Corp.	46,980
371	First Business Financial Services Inc.	12,978
404	First Citizens BancShares Inc., Class A Shares	593,028
2,751	First Commonwealth Financial Corp.	36,781
743	First Community Bancshares Inc.	24,266
334	First Community Corp.	5,892
2,751	First Financial Bancorp.	55,598
4,987	First Financial Bankshares Inc.	130,909
501	First Financial Corp.	19,163
1,919	First Foundation Inc.	11,284
4,889	First Hawaiian Inc.	96,069
21,037	First Horizon Corp.	269,063
3,155	First Interstate BancSystem Inc., Class A Shares	81,683
2,333	First Merchants Corp.	71,553
679	First Mid Bancshares Inc.	21,042
1,106	First of Long Island Corp. (The)	12,586
320	First Western Financial Inc.*	5,312
479	Five Star Bancorp	10,945
1,288	Flushing Financial Corp.	18,199
13,983	FNB Corp.	167,656
197	FS Bancorp Inc.	5,979
5,822	Fulton Financial Corp.	82,847
686	FVCBankcorp Inc.*	7,656
1,080	German American Bancorp Inc.	31,126
4,071	Glacier Bancorp Inc.	136,908
423	Great Southern Bancorp Inc.	21,493
266	Greene County Bancorp Inc.	6,677

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.1% - (continued)
344	Guaranty Bancshares Inc.	$10,282
3,184	Hancock Whitney Corp.	131,340
722	Hanmi Financial Corp.	12,014
1,485	HarborOne Bancorp Inc.	16,380
538	HBT Financial Inc.	10,088
1,666	Heartland Financial USA Inc.	51,529
2,685	Heritage Commerce Corp.	22,796
843	Heritage Financial Corp.	15,022
1,689	Hilltop Holdings Inc.	49,741
56	Hingham Institution For Savings The	9,128
353	Home Bancorp Inc.	12,867
7,268	Home BancShares Inc.	161,204
519	HomeStreet Inc.	3,503
700	HomeTrust Bancshares Inc.	16,156
3,457	Hope Bancorp Inc.	33,879
1,961	Horizon Bancorp Inc.	21,355
32,593	Huntington Bancshares Inc.	366,997
15,740	Independent Bank Corp.	860,785
1,375	Independent Bank Group Inc.	53,185
2,099	International Bancshares Corp.	94,182
587	John Marshall Bancorp Inc.	11,593
2,369	Kearny Financial Corp.	18,715
2,589	Lakeland Bancorp Inc.	32,078
924	Lakeland Financial Corp.	51,328
403	LCNB Corp.	5,868
1,277	Live Oak Bancshares Inc.	42,907
760	Luther Burbank Corp.*	6,513
1,098	Macatawa Bank Corp.	10,662
260	MainStreet Bancshares Inc.	5,413
721	Mercantile Bank Corp.	24,795
734	Metrocity Bankshares Inc.	14,665
370	Metropolitan Bank Holding Corp.*	14,419
566	Mid Penn Bancorp Inc.	11,388
222	Middlefield Banc Corp.	6,294
1,022	Midland States Bancorp Inc.	23,077
706	MidWestOne Financial Group Inc.	14,868
284	MVB Financial Corp.	5,677
19,763	National Bank Holdings Corp., Class A Shares	652,377
191	National Bankshares Inc.	5,165
1,226	NBT Bancorp Inc.	43,560
26,691	New York Community Bancorp Inc.	251,162
468	Nicolet Bankshares Inc.	34,473
287	Northeast Bank	14,714
418	Northeast Community Bancorp Inc.	7,010
1,560	Northfield Bancorp Inc.	14,882
200	Northrim BanCorp Inc.	9,874
3,558	Northwest Bancshares Inc.	39,636
194	Norwood Financial Corp.	5,376
236	Oak Valley Bancorp	6,162
2,438	OceanFirst Financial Corp.	33,791
1,444	OFG Bancorp	48,461
11,152	Old National Bancorp	166,053
1,613	Old Second Bancorp Inc.	22,727
183	Orange County Bancorp Inc.	8,749
1,165	Origin Bancorp Inc.	37,012
454	Orrstown Financial Services Inc.	10,864
16,588	Pacific Premier Bancorp Inc.	373,562
4,602	PacWest Bancorp	34,699
568	Park National Corp.	63,048
507	Parke Bancorp Inc.	9,156

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.1% - (continued)
914	Pathward Financial Inc.	$45,325
540	PCB Bancorp	8,370
659	Peapack Gladstone Financial Corp.	16,370
220	Penns Woods Bancorp Inc.	4,490
1,230	Peoples Bancorp Inc.	36,199
386	Peoples Financial Services Corp.	16,397
2,844	Pinnacle Financial Partners Inc.	206,389
545	Pioneer Bancorp Inc.*	4,510
161	Plumas Bancorp	5,408
668	Ponce Financial Group Inc.*	5,959
2,724	Popular Inc.	201,004
386	Preferred Bank	23,789
1,513	Premier Financial Corp.	30,215
950	Primis Financial Corp.	9,510
209	Princeton Bancorp Inc.	6,891
3,366	Prosperity Bancshares Inc.	203,003
2,206	Provident Financial Services Inc.	33,575
640	QCR Holdings Inc.	31,795
663	RBB Bancorp	10,131
182	Red River Bancshares Inc.	9,242
1,640	Renasant Corp.	44,674
341	Republic Bancorp Inc., Class A Shares	16,010
966	S&T Bancorp Inc.	27,038
1,724	Sandy Spring Bancorp Inc.	37,962
2,485	Seacoast Banking Corp. of Florida	57,751
1,891	ServisFirst Bancshares Inc.	96,744
1,226	Shore Bancshares Inc.	14,638
690	Sierra Bancorp	12,931
3,907	Simmons First National Corp., Class A Shares	62,473
655	SmartFinancial Inc.	13,997
410	South Plains Financial Inc.	10,660
313	Southern First Bancshares Inc.*	9,196
327	Southern Missouri Bancorp Inc.	14,090
275	Southern States Bancshares Inc.	6,908
906	Southside Bancshares Inc.	24,852
2,873	SouthState Corp.	212,746
1,786	Stellar Bancorp Inc.	42,614
1,036	Sterling Bancorp Inc.*	5,791
970	Stock Yards Bancorp Inc.	42,796
388	Summit Financial Group Inc.	9,068
5,518	Synovus Financial Corp.	169,899
22,769	Texas Capital Bancshares Inc.*	1,249,563
2,041	TFS Financial Corp.	26,962
458	Third Coast Bancshares Inc.*	7,763
237	Timberland Bancorp Inc.	6,906
620	Tompkins Financial Corp.	32,841
23,597	Towne Bank	619,657
1,262	TriCo Bancshares	43,438
839	Triumph Financial Inc.*	56,943
651	TrustCo Bank Corp. NY	17,473
1,807	Trustmark Corp.	41,398
1,630	UMB Financial Corp.	116,806
4,876	United Bankshares Inc.	161,444
17,122	United Community Banks Inc.	422,057
385	Unity Bancorp Inc.	10,561
1,195	Univest Financial Corp.	22,574
346	USCB Financial Holdings Inc.*	4,007
16,571	Valley National Bancorp	150,796
1,815	Veritex Holdings Inc.	34,739
198	Virginia National Bankshares Corp.	6,978

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Banks - 4.1% - (continued)
2,534	WaFd Inc.	$67,734
784	Washington Trust Bancorp Inc.	20,964
6,535	Webster Financial Corp.	293,095
2,198	WesBanco Inc.	58,511
761	West BanCorp Inc.	13,477
757	Westamerica BanCorp.	38,387
4,013	Western Alliance Bancorp	205,546
9,240	Wintrust Financial Corp.	791,591
7,460	WSFS Financial Corp.	287,732
5,430	Zions Bancorp NA	193,471

	Total Banks	18,753,685

Capital Markets - 2.6%
1,351	Affiliated Managers Group Inc.	183,128
764	AlTi Global Inc.*	5,784
2,179	Artisan Partners Asset Management Inc., Class A Shares	82,039
771	Assetmark Financial Holdings Inc.*	19,768
638	B. Riley Financial Inc.(a)	11,739
4,167	Bakkt Holdings Inc.*	6,251
12,142	BGC Group Inc., Class A Shares	78,923
1,257	Brightsphere Investment Group Inc.	21,935
7,818	Carlyle Group Inc. (The)	268,001
3,923	Cboe Global Markets Inc.	714,731
7,704	Charles Schwab Corp. (The)	472,409
9,974	Cohen & Steers Inc.	583,379
116	Diamond Hill Investment Group Inc.	18,628
959	Donnelley Financial Solutions Inc.*	56,600
1,350	Evercore Inc., Class A Shares	199,193
1,426	FactSet Research Systems Inc.	646,634
3,523	Forge Global Holdings Inc.*	11,626
1,524	GCM Grosvenor Inc., Class A Shares	12,299
1,357	Hamilton Lane Inc., Class A Shares	132,782
1,865	Houlihan Lokey Inc., Class A Shares	200,898
13,785	Invesco Ltd.	196,712
5,052	Janus Henderson Group PLC	132,312
7,108	Jefferies Financial Group Inc.	251,908
4,207	Lazard Ltd., Class A Shares	126,126
1,395	MarketAxess Holdings Inc.	334,967
1,956	MarketWise Inc.	6,240
2,335	Moelis & Co., Class A Shares	110,796
4,990	Moody’s Corp.	1,821,150
963	Morningstar Inc.	272,876
11,414	Nasdaq Inc.	637,358
27,858	Northern Trust Corp.	2,207,747
3,688	Open Lending Corp.*	23,566
1,354	P10 Inc., Class A Shares	13,811
1,902	Patria Investments Ltd., Class A Shares	26,932
1,549	Perella Weinberg Partners, Class A Shares	18,154
618	Piper Sandler Cos	95,623
916	PJT Partners Inc., Class A Shares	82,495
1,168	Raymond James Financial Inc.	122,815
24,704	Robinhood Markets Inc., Class A Shares*	217,395
3,800	SEI Investments Co.	222,946
575	Silvercrest Asset Management Group Inc., Class A Shares	8,959
27,919	SLR Investment Corp.	422,694
1,921	StepStone Group Inc., Class A Shares	49,216
3,864	Stifel Financial Corp.	235,781
1,038	StoneX Group Inc.*	63,453
2,362	TPG Inc., Class A Shares	82,670
1,027	Victory Capital Holdings Inc., Class A Shares	33,018
3,456	Virtu Financial Inc., Class A Shares	62,139

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Capital Markets - 2.6% - (continued)
241	Virtus Investment Partners Inc.	$47,144
4,940	WisdomTree Inc.	32,159
12,330	XP Inc., Class A Shares	287,166

	Total Capital Markets	11,973,075

Consumer Finance - 0.4%
10,082	Ally Financial Inc.	294,596
163	Atlanticus Holdings Corp.*	5,032
7,671	Bread Financial Holdings Inc.	215,555
201	Consumer Portfolio Services Inc.*	1,905
245	Credit Acceptance Corp.*	111,965
882	Encore Capital Group Inc.*	39,513
1,078	Enova International Inc.*	44,414
1,421	FirstCash Holdings Inc.	159,152
1,554	Green Dot Corp., Class A Shares*	12,463
3,916	LendingClub Corp.*	24,671
456	LendingTree Inc.*	8,071
3,316	Navient Corp.	56,803
507	Nelnet Inc., Class A Shares	42,537
1,164	NerdWallet Inc., Class A Shares*	13,677
4,273	OneMain Holdings Inc., Class A Shares	180,748
1,477	PRA Group Inc.*	27,369
1,672	PROG Holdings Inc.*	45,579
276	Regional Management Corp.	6,105
8,366	SLM Corp.	125,741
34,144	SoFi Technologies Inc.*(a)	248,910
2,676	Upstart Holdings Inc.*(a)	71,610
162	World Acceptance Corp.*	18,055

	Total Consumer Finance	1,754,471

Financial Services - 2.0%
1,324	Acacia Research Corp.*	4,819
8,105	Affirm Holdings Inc., Class A Shares*(a)	278,893
766	Alerus Financial Corp.	13,995
652	A-Mark Precious Metals Inc.	18,686
5,464	AvidXchange Holdings Inc.*	58,301
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	25,905
11,484	Cannae Holdings Inc.*	206,253
2,077	Cantaloupe Inc.*	14,684
515	Cass Information Systems Inc.	21,295
2,484	Compass Diversified Holdings	50,102
1,089	Enact Holdings Inc.	30,176
13,449	Equitable Holdings Inc.	412,750
4,003	Essent Group Ltd.	193,505
7,030	Euronet Worldwide Inc.*	613,157
2,348	EVERTEC Inc.	86,806
352	Federal Agricultural Mortgage Corp., Class C Shares	58,376
3,963	Finance Of America Cos Inc., Class A Shares*	3,635
42,840	Flywire Corp.*	998,172
964	I3 Verticals Inc., Class A Shares*	19,405
1,401	International Money Express Inc.*	29,211
2,715	Jack Henry & Associates Inc.	430,843
2,857	Jackson Financial Inc., Class A Shares	136,365
76,466	Marqeta Inc., Class A Shares*	485,559
586	Merchants Bancorp	19,719
10,485	MGIC Investment Corp.	184,431
2,429	Mr. Cooper Group Inc.*	147,003
2,320	NCR Atleos Corp.*	51,527
808	NewtekOne Inc.	10,932
3,182	NMI Holdings Inc., Class A Shares*	87,505
214	Ocwen Financial Corp.*	5,528
7,794	Pagseguro Digital Ltd., Class A Shares*	78,564

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Financial Services - 2.0% - (continued)
9,200	Payoneer Global Inc.*	$47,656
1,252	Paysafe Ltd.*	12,658
2,412	Paysign Inc.*	5,668
1,004	PennyMac Financial Services Inc.	78,101
482	Priority Technology Holdings Inc.*	1,446
5,666	Radian Group Inc.	145,673
4,791	Remitly Global Inc.*	103,198
2,846	Repay Holdings Corp., Class A Shares*	21,345
753	Security National Financial Corp., Class A Shares*	5,994
17,009	Shift4 Payments Inc., Class A Shares*	1,119,532
10,530	StoneCo Ltd., Class A Shares*	164,268
13,157	Toast Inc., Class A Shares*	195,645
3,252	UWM Holdings Corp.	17,723
342	Velocity Financial Inc.*	5,079
11,256	Voya Financial Inc.	804,917
1,192	Walker & Dunlop Inc.	100,152
615	Waterstone Financial Inc.	7,509
11,551	Western Union Co. (The)	134,338
6,951	WEX Inc.*	1,227,408

	Total Financial Services	8,974,412

Insurance - 3.7%
1,747	Ambac Financial Group Inc.*	25,768
725	American Coastal Insurance Corp.*	5,996
2,920	American Equity Investment Life Holding Co.*	161,067
2,751	American Financial Group Inc.	314,687
749	AMERISAFE Inc.	36,072
1,970	Assurant Inc.	330,999
2,146	Assured Guaranty Ltd.	145,735
3,287	Axis Capital Holdings Ltd.	185,190
2,625	Brighthouse Financial Inc.*	136,579
23,970	BRP Group Inc., Class A Shares*	419,235
1,019	Chubb Ltd.	233,789
4,730	CNO Financial Group Inc.	125,345
698	Crawford & Co., Class A Shares	7,804
558	Donegal Group Inc., Class A Shares	7,940
10,764	eHealth Inc.*	79,977
812	Employers Holdings Inc.	31,108
439	Enstar Group Ltd.*	120,567
1,614	Everest Group Ltd.	662,628
883	F&G Annuities & Life Inc.	36,035
521	Fidelis Insurance Holdings Ltd.*	6,356
3,633	First American Financial Corp.	216,527
13,732	Genworth Financial Inc., Class A Shares*	80,881
5,815	Globe Life Inc.	716,001
324	GoHealth Inc., Class A Shares*	4,173
15,818	Goosehead Insurance Inc., Class A Shares*	1,159,143
1,274	Greenlight Capital Re Ltd., Class A Shares*	14,116
1,361	Hanover Insurance Group Inc. (The)	169,172
4,566	Hartford Financial Services Group Inc. (The)	356,879
251	HCI Group Inc.	21,277
352	Hippo Holdings Inc.*	3,010
1,213	Horace Mann Educators Corp.	40,587
51	Investors Title Co.	7,712
977	James River Group Holdings Ltd.	8,773
2,188	Kemper Corp.	96,775
681	Kingsway Financial Services Inc.*	4,985
3,671	Kinsale Capital Group Inc.	1,285,217
1,963	Lemonade Inc.*(a)	34,686
6,224	Lincoln National Corp.	148,007
2,733	Maiden Holdings Ltd.*	4,892

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Insurance - 3.7% - (continued)
967	Markel Group Inc.*	$1,391,600
1,651	MBIA Inc.*	11,953
1,086	Mercury General Corp.	40,453
83	National Western Life Group Inc., Class A Shares	39,809
380	NI Holdings Inc.*	5,062
10,243	Old Republic International Corp.	300,222
5,610	Oscar Health Inc., Class A Shares*	47,685
10,040	Palomar Holdings Inc.*	587,440
5,225	Primerica Inc.	1,094,690
1,532	ProAssurance Corp.	18,951
11,828	Reinsurance Group of America Inc., Class A Shares	1,928,674
1,880	RenaissanceRe Holdings Ltd.	402,997
1,492	RLI Corp.	202,315
3,523	Ryan Specialty Holdings Inc., Class A Shares*	161,600
412	Safety Insurance Group Inc.	31,695
2,272	Selective Insurance Group Inc.	231,040
6,025	Selectquote Inc.*	7,592
3,624	SiriusPoint Ltd.*	38,704
938	Skyward Specialty Insurance Group Inc.*	30,673
776	Stewart Information Services Corp.	36,666
845	Tiptree Inc.	15,751
12,260	Travelers Cos., Inc. (The)	2,214,401
1,502	Trupanion Inc.*	38,631
896	United Fire Group Inc.	18,717
1,053	Universal Insurance Holdings Inc.	17,859
7,493	Unum Group	322,199
92	White Mountains Insurance Group Ltd.	140,937

	Total Insurance	16,824,006

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
773	AFC Gamma Inc.	8,774
21,899	AGNC Investment Corp.	193,149
286	Angel Oak Mortgage REIT Inc.	2,960
18,663	Annaly Capital Management Inc.	337,240
5,243	Apollo Commercial Real Estate Finance Inc.	56,519
5,912	Arbor Realty Trust Inc.(a)	73,782
1,995	Ares Commercial Real Estate Corp.	20,050
1,524	ARMOUR Residential REIT Inc.(a)	26,822
6,215	Blackstone Mortgage Trust Inc., Class A Shares(a)	137,849
4,329	BrightSpire Capital Inc., Class A Shares	29,394
397	Chicago Atlantic Real Estate Finance Inc.	6,146
8,889	Chimera Investment Corp.	46,312
3,564	Claros Mortgage Trust Inc.	43,516
2,026	Dynex Capital Inc.	23,177
2,275	Ellington Financial Inc.	29,575
3,014	Franklin BSP Realty Trust Inc.	39,423
1,891	Granite Point Mortgage Trust Inc.	10,400
26,766	Hannon Armstrong Sustainable Infrastructure Capital Inc.(a)	648,005
1,747	Invesco Mortgage Capital Inc.	13,993
2,316	KKR Real Estate Finance Trust Inc.	29,089
4,146	Ladder Capital Corp., Class A Shares	46,477
3,899	MFA Financial Inc.	42,109
3,073	New York Mortgage Trust Inc.	27,012
510	Nexpoint Real Estate Finance Inc.	8,349
1,831	Orchid Island Capital Inc.	13,494
3,390	PennyMac Mortgage Investment Trust	47,596
5,708	Ready Capital Corp.	58,336
4,454	Redwood Trust Inc.	31,668
17,997	Rithm Capital Corp.	186,809
11,199	Starwood Property Trust Inc.	222,524
2,163	TPG RE Finance Trust Inc.	12,783

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 13.3% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.5% - (continued)
3,443	Two Harbors Investment Corp.	$47,720

	Total Mortgage Real Estate Investment Trusts (REITs)	2,521,052

	TOTAL FINANCIALS	60,800,701

HEALTH CARE - 13.9%
Biotechnology - 3.3%
1,894	2seventy bio Inc.*	3,466
1,467	4D Molecular Therapeutics Inc.*	18,660
36,360	89bio Inc.*	292,334
354	Aadi Bioscience Inc.*	1,862
4,608	ACADIA Pharmaceuticals Inc.*	102,666
1,290	ACELYRIN Inc.*	8,669
5,051	Achillion Pharmaceuticals Inc.*(b)	2,323
468	Acrivon Therapeutics Inc.*	1,895
874	Actinium Pharmaceuticals Inc.*	4,003
1,213	Adicet Bio Inc.*	1,431
7,033	ADMA Biologics Inc.*	26,022
870	Aduro Biotech Holdings Europe BV*(b)(c)	2,209
321	Aerovate Therapeutics Inc.*	5,043
12,811	Agenus Inc.*	9,955
2,066	Agios Pharmaceuticals Inc.*	45,927
1,888	Akero Therapeutics Inc.*	31,605
1,677	Aldeyra Therapeutics Inc.*	4,645
2,467	Alector Inc.*	13,371
39,069	Alkermes PLC*	943,126
2,261	Allakos Inc.*	5,019
2,827	Allogene Therapeutics Inc.*	6,643
1,036	Allovir Inc.*	1,948
1,084	Alpine Immune Sciences Inc.*	16,802
1,561	Altimmune Inc.*	4,933
636	ALX Oncology Holdings Inc.*	4,986
10,063	Amicus Therapeutics Inc.*	110,894
711	AnaptysBio Inc.*	10,054
2,611	Anavex Life Sciences Corp.*	18,825
530	Anika Therapeutics Inc.*	11,612
1,763	Annexon Inc.*	4,390
3,769	Apellis Pharmaceuticals Inc.*	203,036
742	Apogee Therapeutics Inc.*	14,476
5,603	Arbutus Biopharma Corp.*	11,486
1,365	Arcellx Inc.*	71,703
787	Arcturus Therapeutics Holdings Inc.*	18,841
1,962	Arcus Biosciences Inc.*	29,548
2,083	Arcutis Biotherapeutics Inc.*	3,833
7,675	Ardelyx Inc.*	34,614
3,746	Arrowhead Pharmaceuticals Inc.*	79,415
960	ARS Pharmaceuticals Inc.*	4,637
18,240	Ascendis Pharma AS, ADR*	1,831,843
883	Astria Therapeutics Inc.*	4,106
3,264	Atara Biotherapeutics Inc.*	2,154
944	Aura Biosciences Inc.*	7,571
4,781	Aurinia Pharmaceuticals Inc.*	41,308
2,130	Avid Bioservices Inc.*	10,842
2,506	Avidity Biosciences Inc.*	19,572
894	Avita Medical Inc.*	9,530
2,656	Beam Therapeutics Inc.*	74,580
1,566	BioAtla Inc.*	2,772
7,114	BioCryst Pharmaceuticals Inc.*	41,830
2,210	Biohaven Ltd.*	73,637
719	Biomea Fusion Inc.*	10,835
654	Bioxcel Therapeutics Inc.*(a)	2,485
4,643	Bluebird Bio Inc.*	17,736

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Biotechnology - 3.3% - (continued)
2,290	Blueprint Medicines Corp.*	$159,476
4,207	Bridgebio Pharma Inc.*	120,783
1,296	Cabaletta Bio Inc.*	20,801
2,063	CareDx Inc.*	20,032
3,156	Caribou Biosciences Inc.*	18,526
877	Carisma Therapeutics Inc.	2,105
4,968	Cartesian Therapeutics Inc.*	6,707
3,721	Catalyst Pharmaceuticals Inc.*	53,694
546	Celcuity Inc.*	8,010
1,757	Celldex Therapeutics Inc.*	53,079
1,003	Century Therapeutics Inc.*	1,374
30,487	Cerevel Therapeutics Holdings Inc.*	790,528
2,730	Cogent Biosciences Inc.*	20,939
35,012	Coherus Biosciences Inc.*	74,576
3,100	Compass Therapeutics Inc.*	5,115
2,511	Crinetics Pharmaceuticals Inc.*	79,825
3,690	CRISPR Therapeutics AG*(a)	246,234
1,488	Cue Biopharma Inc.*	3,720
871	Cullinan Oncology Inc.*	7,134
3,341	Cytokinetics Inc.*	111,857
2,325	Day One Biopharmaceuticals Inc.*	26,924
1,864	Deciphera Pharmaceuticals Inc.*	23,505
4,274	Denali Therapeutics Inc.*	79,154
1,220	Design Therapeutics Inc.*	2,928
399	Discount Medicine Inc., Class A Shares*	22,017
4,541	Dynavax Technologies Corp.*	62,212
1,705	Dyne Therapeutics Inc.*	18,891
486	Eagle Pharmaceuticals Inc.*	2,843
3,076	Editas Medicine Inc.*	32,390
2,144	Emergent BioSolutions Inc.*	4,588
712	Enanta Pharmaceuticals Inc.*	6,650
729	Entrada Therapeutics Inc.*	9,455
2,775	Erasca Inc.*	4,718
6,657	Exact Sciences Corp.*	426,048
11,966	Exelixis Inc.*	260,978
3,113	Fate Therapeutics Inc.*	7,751
629	Fennec Pharmaceuticals Inc.*	5,409
3,344	FibroGen Inc.*	1,847
784	Foghorn Therapeutics Inc.*	3,332
700	Genelux Corp.*	8,330
1,906	Generation Bio Co.*	2,154
17,899	Geron Corp.*	34,545
2,397	Graphite Bio Inc.*	5,441
2,793	Gritstone bio Inc.*	3,631
4,845	Halozyme Therapeutics Inc.*	187,065
4,418	Heron Therapeutics Inc.*	5,434
892	HilleVax Inc.*	12,229
2,222	Humacyte Inc.*	5,888
1,045	Icosavax Inc.*	10,575
1,956	Ideaya Biosciences Inc.*	61,516
297	IGM Biosciences Inc.*	2,002
650	Immuneering Corp., Class A Shares*	4,264
4,886	ImmunityBio Inc.*(a)	17,980
8,764	ImmunoGen Inc.*	257,223
2,044	Immunovant Inc.*	79,982
1,253	Inhibrx Inc.*	26,025
1,105	Inozyme Pharma Inc.*	4,254
4,944	Insmed Inc.*	123,699
3,165	Intellia Therapeutics Inc.*	93,779
5,307	Ionis Pharmaceuticals Inc.*	262,537

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Biotechnology - 3.3% - (continued)
8,514	Iovance Biotherapeutics Inc.*	$51,680
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	52,193
1,000	iTeos Therapeutics Inc.*	9,360
442	Janux Therapeutics Inc.*	3,859
871	KalVista Pharmaceuticals Inc.*	7,351
1,330	Karuna Therapeutics Inc.*	254,309
2,788	Karyopharm Therapeutics Inc.*	2,147
918	Keros Therapeutics Inc.*	27,852
1,957	Kezar Life Sciences Inc.*	1,639
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	17,350
1,361	Kodiak Sciences Inc.*	3,294
811	Krystal Biotech Inc.*	84,531
2,417	Kura Oncology Inc.*	23,372
1,443	Kymera Therapeutics Inc.*	29,957
1,727	Larimar Therapeutics Inc.*	5,924
2,519	Lexicon Pharmaceuticals Inc.*	2,670
4,062	Lineage Cell Therapeutics Inc.*	3,989
7,232	Lyell Immunopharma Inc.*	12,511
2,240	MacroGenics Inc.*	18,390
524	Madrigal Pharmaceuticals Inc.*	106,529
8,922	MannKind Corp.*	32,298
1,109	MeiraGTx Holdings PLC*	5,789
483	Merrimack Pharmaceuticals Inc.*	6,095
3,754	Mersana Therapeutics Inc.*	6,194
4,371	MiMedx Group Inc.*	33,963
465	Mineralys Therapeutics Inc.*	3,097
1,714	Mirati Therapeutics Inc.*	97,270
977	Mirum Pharmaceuticals Inc.*	31,332
1,250	Monte Rosa Therapeutics Inc.*	3,875
12,260	MoonLake Immunotherapeutics, Class A Shares*(a)	538,337
1,279	Morphic Holding Inc.*	30,312
12,246	Mural Oncology PLC*(a)	44,208
2,979	Myriad Genetics Inc.*	56,869
3,912	Natera Inc.*	218,876
3,620	Neurocrine Biosciences Inc.*	422,056
1,590	Nkarta Inc.*	4,198
2,945	Novavax Inc.*(a)	16,198
1,837	Nurix Therapeutics Inc.*	11,426
871	Nuvalent Inc., Class A Shares*	56,937
334	Nuvectis Pharma Inc.*	2,839
891	Olema Pharmaceuticals Inc.*	12,429
819	Omega Therapeutics Inc.*	1,876
19	Oncternal Therapeutics Inc.*(b)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	7,094
1,279	ORIC Pharmaceuticals Inc.*	10,104
6,955	Outlook Therapeutics Inc.*	3,338
2,010	Ovid therapeutics Inc.*	5,980
1,007	PDS Biotechnology Corp.*	5,297
569	PepGen Inc.*	2,788
1,268	PMV Pharmaceuticals Inc.*	2,904
3,246	Point Biopharma Global Inc., Class A Shares*	44,146
2,515	Poseida Therapeutics Inc., Class A Shares*	6,715
8,172	Precigen Inc.*	9,153
1,377	Prime Medicine Inc.*	9,997
1,385	ProKidney Corp., Class A Shares*	2,327
2,334	Protagonist Therapeutics Inc.*	42,502
2,660	Protalix BioTherapeutics Inc.*	4,017
1,502	Prothena Corp. PLC*	48,935
2,558	PTC Therapeutics Inc.*	58,885
1,002	Rallybio Corp.*	1,914

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Biotechnology - 3.3% - (continued)
1,172	RAPT Therapeutics Inc.*	$17,017
5,037	Recursion Pharmaceuticals Inc., Class A Shares*	34,503
1,451	REGENXBIO Inc.*	28,324
3,260	Relay Therapeutics Inc.*	25,787
848	Reneo Pharmaceuticals Inc.*	5,376
1,383	Replimune Group Inc.*	15,462
4,957	REVOLUTION Medicines Inc.*	115,647
1,836	Rhythm Pharmaceuticals Inc.*	61,378
5,956	Rigel Pharmaceuticals Inc.*	6,790
48,558	Rocket Pharmaceuticals Inc.*	1,132,858
12,831	Roivant Sciences Ltd.*	122,664
2,005	Sage Therapeutics Inc.*	39,258
497	Sagimet Biosciences Inc., Class A Shares*	1,899
3,358	Sana Biotechnology Inc.*	13,633
5,271	Sangamo Therapeutics Inc.*	2,267
3,310	Sarepta Therapeutics Inc.*	269,037
4,343	Savara Inc.*	16,721
1,911	Scholar Rock Holding Corp.*	24,060
3,866	Seres Therapeutics Inc.*	4,021
2,081	SpringWorks Therapeutics Inc.*	63,242
1,107	Stoke Therapeutics Inc.*	4,196
3,907	Summit Therapeutics Inc.*	7,931
1,648	Sutro Biopharma Inc.*	4,301
2,331	Syndax Pharmaceuticals Inc.*	38,800
1,743	Tango Therapeutics Inc.*	13,247
1,223	Tenaya Therapeutics Inc.*	2,299
5,159	TG Therapeutics Inc.*	66,087
2,561	Travere Therapeutics Inc., Class Preferred Shares*	16,083
2,119	Twist Bioscience Corp.*	50,962
599	Tyra Biosciences Inc.*	7,014
2,439	Ultragenyx Pharmaceutical Inc.*	94,755
1,669	United Therapeutics Corp.*	400,560
647	UroGen Pharma Ltd.*	8,534
2,203	Vanda Pharmaceuticals Inc.*	8,195
19,845	Vaxcyte Inc.*	1,027,376
2,720	Vaxxinity Inc., Class A Shares*	2,307
1,189	Vera Therapeutics Inc., Class A Shares*	16,111
2,741	Veracyte Inc.*	70,170
1,815	Vericel Corp.*	64,505
1,869	Verve Therapeutics Inc.*	21,082
570	Vigil Neuroscience Inc.*	1,813
3,475	Viking Therapeutics Inc.*	42,465
3,014	Vir Biotechnology Inc.*	28,603
1,634	Viridian Therapeutics Inc.*	27,353
1,219	Vor BioPharma Inc.*	2,255
1,127	Voyager Therapeutics Inc.*	8,182
4,096	X4 Pharmaceuticals Inc.*	3,195
2,183	Xencor Inc.*	40,036
322	XOMA Corp.*	4,779
1,519	Y-mAbs Therapeutics Inc.*	9,433
2,160	Zentalis Pharmaceuticals Inc.*	24,300
470	Zura Bio Ltd., Class A Shares*	2,280
1,842	Zymeworks Inc.*	16,339

	Total Biotechnology	15,109,404

Health Care Equipment & Supplies - 3.9%
85,905	Accuray Inc.*	224,212
2,953	Alphatec Holdings Inc.*	35,052
1,224	AngioDynamics Inc.*	7,993
1,298	Artivion Inc.*	23,026
12,356	AtriCure Inc.*	438,391

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Health Care Equipment & Supplies - 3.9% - (continued)
48	Atrion Corp.	$14,801
13,214	Avanos Medical Inc.*	284,762
1,826	AxoGen Inc.*	11,960
1,745	Axonics Inc.*	97,703
971	Beyond Air Inc.*	1,534
5,328	Butterfly Network Inc.*	5,074
6,314	Cerus Corp.*	10,166
869	ClearPoint Neuro Inc.*	5,005
1,110	CONMED Corp.	119,070
634	Cutera Inc.*	1,078
406	CVRx Inc.*	8,311
20,132	CytoSorbents Corp.*	24,158
114,989	DENTSPLY SIRONA Inc	3,650,901
14,589	Edwards Lifesciences Corp.*	987,821
2,187	Embecta Corp.	40,110
1,953	Enovis Corp.*	96,595
39,690	Envista Holdings Corp.*	900,566
1,758	Glaukos Corp.*	112,319
12,157	Globus Medical Inc., Class A Shares*	546,092
28,356	Haemonetics Corp.*	2,293,150
744	ICU Medical Inc.*	65,293
1,968	Inari Medical Inc.*	117,470
2,787	Inmode Ltd.*	66,191
990	Inogen Inc.*	5,762
6,290	Inspire Medical Systems Inc.*	914,000
1,198	Integer Holdings Corp.*	104,490
9,758	Integra LifeSciences Holdings Corp.*	382,416
3,052	Intuitive Surgical Inc.*	948,684
236	iRadimed Corp.	10,370
1,149	iRhythm Technologies Inc.*	97,987
1,545	KORU Medical Systems Inc.*	3,492
14,581	Lantheus Holdings Inc.*	1,044,291
674	LeMaitre Vascular Inc.	35,520
2,030	LivaNova PLC*	91,045
1,601	Masimo Corp.*	150,110
15,092	Merit Medical Systems Inc.*	1,079,983
1,596	Nano-X Imaging Ltd.*(a)	10,693
7,902	Neogen Corp.*	134,097
1,335	Nevro Corp.*	23,122
3,989	Novocure Ltd.*	48,945
1,604	Omnicell Inc.*	53,509
46,150	OraSure Technologies Inc.*	337,818
1,188	Orchestra BioMed Holdings Inc.*	7,389
1,705	Orthofix Medical Inc.*	18,840
567	OrthoPediatrics Corp.*	17,481
1,689	Outset Medical Inc.*	8,850
1,646	Paragon 28 Inc.*	18,188
1,362	Penumbra Inc.*	302,487
1,291	PROCEPT BioRobotics Corp.*	47,857
1,149	Pulmonx Corp.*	12,524
989	Pulse Biosciences Inc.*	8,931
5,726	QuidelOrtho Corp.*	393,548
939	RxSight Inc.*	28,320
143	Sanara Medtech Inc.*	4,633
233	Semler Scientific Inc.*	8,980
1,352	Shockwave Medical Inc.*	235,992
1,218	SI-BONE Inc.*	23,093
981	Sight Sciences Inc.*	3,345
1,454	Silk Road Medical Inc.*	13,566
1,737	STAAR Surgical Co.*	54,472

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Health Care Equipment & Supplies - 3.9% - (continued)
496	Surmodics Inc.*	$16,279
906	Tactile Systems Technology Inc.*	12,077
2,454	Tandem Diabetes Care Inc.*	49,669
548	Tela Bio Inc.*	2,855
1,442	Teleflex Inc.	325,445
1,178	TransMedics Group Inc.*	89,151
1,716	Treace Medical Concepts Inc.*	15,032
247	UFP Technologies Inc.*	41,116
120	Utah Medical Products Inc.	10,116
15,419	Varex Imaging Corp.*	290,648
2,847	Vicarious Surgical Inc., Class A Shares*	782
19,339	Zimvie Inc.*	182,754
811	Zynex Inc.*	7,429

	Total Health Care Equipment & Supplies	17,916,987

Health Care Providers & Services - 2.8%
9,685	23andMe Holding Co., Class A Shares*	8,334
34,897	Acadia Healthcare Co., Inc.*	2,547,132
2,358	Accolade Inc.*	20,585
3,521	AdaptHealth Corp., Class A Shares*	29,858
584	Addus HomeCare Corp.*	50,925
931	Agiliti Inc.*	7,504
10,754	agilon health Inc.*	114,207
782	AirSculpt Technologies Inc.*(a)	3,933
3,586	Alignment Healthcare Inc.*	26,895
1,165	Amedisys Inc.*	109,021
1,458	AMN Healthcare Services Inc.*	98,852
1,632	Apollo Medical Holdings Inc.*	54,231
1,522	Aveanna Healthcare Holdings Inc.*	4,155
7,719	Brookdale Senior Living Inc.*	40,911
70	Cano Health Inc.*	517
2,788	CareMax Inc.*	1,896
919	Castle Biosciences Inc.*	18,371
2,092	Chemed Corp.	1,186,164
5,286	Community Health Systems Inc.*	13,585
305	CorVel Corp.*	63,702
1,387	Cross Country Healthcare Inc.*	28,114
2,023	DaVita Inc.*	205,254
2,822	DocGo Inc.*	15,944
12,324	Encompass Health Corp.	803,155
6,949	Enhabit Inc.*	74,076
1,967	Ensign Group Inc. (The)	210,607
726	Fulgent Genetics Inc.*	20,023
4,188	Guardant Health Inc.*	105,412
12,181	HealthEquity Inc.*	816,371
11,792	Henry Schein Inc.*	786,880
4,666	Hims & Hers Health Inc.*	41,481
589	InfuSystem Holdings Inc.*	5,908
722	Innovage Holding Corp.*	4,238
8,433	Invitae Corp.*	4,286
633	Joint Corp. (The)*	5,564
3,803	LifeStance Health Group Inc.*	26,127
449	ModivCare Inc.*	16,954
2,817	Molina Healthcare Inc.*	1,029,782
440	National HealthCare Corp.	33,691
496	National Research Corp.	20,549
4,862	NeoGenomics Inc.*	88,343
13,691	OPKO Health Inc.*	19,989
45,236	Option Care Health Inc.*	1,345,771
2,753	Owens & Minor Inc.*	54,730
1,319	P3 Health Partners Inc.*	1,583

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Health Care Providers & Services - 2.8% - (continued)
21,445	Patterson Cos., Inc.	$544,917
15,668	Pediatrix Medical Group Inc.*	131,298
916	Pennant Group Inc. (The)*	12,567
19,551	PetIQ Inc., Class A Shares*	340,578
4,545	Premier Inc., Class A Shares	93,582
3,997	Privia Health Group Inc.*	82,578
2,882	Progyny Inc.*	99,026
1,232	Quipt Home Medical Corp.*	5,790
5,757	R1 RCM Inc.*	60,909
2,223	RadNet Inc.*	73,870
3,798	Select Medical Holdings Corp.	85,835
2,424	Surgery Partners Inc.*	79,386
3,791	Tenet Healthcare Corp.*	261,617
4,806	Universal Health Services Inc., Class B Shares	660,729
569	US Physical Therapy Inc.	48,382
1,122	Viemed Healthcare Inc.*	8,718

	Total Health Care Providers & Services	12,755,392

Health Care Technology - 0.7%
8,519	American Well Corp., Class A Shares*	10,819
4,518	Certara Inc.*	65,104
536	Computer Programs & Systems Inc.*	5,633
1,391	Definitive Healthcare Corp., Class A Shares*	11,476
4,421	Doximity Inc., Class A Shares*	102,788
3,978	Evolent Health Inc., Class A Shares*	110,589
2,001	Health Catalyst Inc.*	14,367
873	HealthStream Inc.	21,825
15,564	Multiplan Corp.*	20,233
765	OptimizeRx Corp.*	7,275
1,878	Phreesia Inc.*	28,940
1,959	Schrodinger Inc.*	60,905
10,385	Sharecare Inc.*	9,737
547	Simulations Plus Inc.	21,443
6,082	Teladoc Health Inc.*	110,328
10,725	Veeva Systems Inc., Class A Shares*	1,869,475
61,352	Veradigm Inc.*	704,321

	Total Health Care Technology	3,175,258

Life Sciences Tools & Services - 2.2%
3,379	10X Genomics Inc., Class A Shares*	147,054
3,898	Adaptive Biotechnologies Corp.*	17,073
767	Akoya Biosciences Inc.*	3,367
2,375	Azenta Inc.*	133,879
1,206	BioLife Solutions Inc.*	14,918
2,218	Bio-Rad Laboratories Inc., Class A Shares*	676,313
30,389	Bio-Techne Corp.	1,911,468
3,971	Bruker Corp.	258,473
7,129	Charles River Laboratories International Inc.*	1,404,983
2,245	Codexis Inc.*	5,298
1,543	CryoPort Inc.*	21,633
4,353	Cytek Biosciences Inc.*	30,210
1,350	Harvard Bioscience Inc.*	5,751
7,041	Illumina Inc.*	717,830
3,971	Maravai LifeSciences Holdings Inc., Class A Shares*	20,252
3,229	MaxCyte Inc.*	15,338
870	Medpace Holdings Inc.*	235,527
188	Mesa Laboratories Inc.	16,050
1,925	NanoString Technologies Inc.*	957
1,289	Nautilus Biotechnology Inc., Class A Shares*	3,545
4,188	OmniAb Inc.*	18,385
234	OmniAb Inc., Class CR3 Shares (Cost - $0, acquired 11/3/22)*(b)(c)(d)	–
234	OmniAb Inc., Class CR4 Shares (Cost - $0, acquired 11/3/22)*(b)(c)(d)	–

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Life Sciences Tools & Services - 2.2% - (continued)
9,044	Pacific Biosciences of California Inc.*	$76,693
14,120	QIAGEN NV*	581,179
1,361	Quanterix Corp.*	32,623
4,548	Quantum-Si Inc.*	7,322
10,416	Repligen Corp.*	1,637,916
1,843	Seer Inc., Class A Shares*	2,967
4,744	SomaLogic Inc.*	13,378
3,591	Sotera Health Co.*	49,017
83,055	Standard BioTools Inc.*(a)	214,282
5,658	Waters Corp.*	1,587,691

	Total Life Sciences Tools & Services	9,861,372

Pharmaceuticals - 1.0%
2,445	Aclaris Therapeutics Inc.*	2,139
60,753	Amneal Pharmaceuticals Inc.*	261,845
1,437	Amphastar Pharmaceuticals Inc.*	80,932
1,899	Amylyx Pharmaceuticals Inc.*	26,890
534	ANI Pharmaceuticals Inc.*	26,599
1,849	Arvinas Inc.*	40,623
3,800	Assertio Holdings Inc.*	3,876
3,220	Atea Pharmaceuticals Inc.*	9,628
1,293	Axsome Therapeutics Inc.*	87,213
813	Biote Corp., Class A Shares*	4,057
1,882	Cara Therapeutics Inc.*	1,820
1,467	Cassava Sciences Inc.*(a)	30,558
16,324	Catalent Inc.*	634,187
1,004	CinCor Pharma Inc.*(b)	3,072
4,809	Citius Pharmaceuticals Inc.*	3,707
1,236	Collegium Pharmaceutical Inc.*	31,679
2,878	Corcept Therapeutics Inc.*	73,303
1,546	CorMedix Inc.*	5,024
3,543	Cymabay Therapeutics Inc.*	67,778
1,704	Edgewise Therapeutics Inc.*	10,360
18,185	Elanco Animal Health Inc.*	214,219
826	Enliven Therapeutics Inc.*(a)	9,301
1,328	Evolus Inc.*	12,576
826	EyePoint Pharmaceuticals Inc.*	5,162
1,175	Harmony Biosciences Holdings Inc.*	34,145
955	Harrow Inc.*	8,815
903	Ikena Oncology Inc.*	1,309
55,354	Innoviva Inc.*	766,653
3,445	Intra-Cellular Therapies Inc.*	211,420
2,248	Jazz Pharmaceuticals PLC*	265,781
612	Ligand Pharmaceuticals Inc.*	35,686
1,539	Liquidia Corp.*	11,019
689	Longboard Pharmaceuticals Inc.*	2,591
1,787	Marinus Pharmaceuticals Inc.*	12,026
1,878	NGM Biopharmaceuticals Inc.*	1,403
6,179	Nuvation Bio Inc.*	7,662
2,651	Ocular Therapeutix Inc.*	6,574
2,109	Omeros Corp.*	4,619
4,731	Optinose Inc.*	5,914
9,604	Organon & Co	108,717
1,718	Pacira BioSciences Inc.*	46,867
4,928	Perrigo Co. PLC	150,107
1,080	Phathom Pharmaceuticals Inc.*	7,549
789	Phibro Animal Health Corp., Class A Shares	7,566
2,039	Pliant Therapeutics Inc.*	28,322
11,029	Prestige Consumer Healthcare Inc.*	632,513
3,024	Revance Therapeutics Inc.*	20,472
2,404	Scilex Holding Co.*(c)	3,005

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Pharmaceuticals - 1.0% - (continued)
1,052	scPharmaceuticals Inc.*	$5,723
1,907	SIGA Technologies Inc.	10,355
20,324	Supernus Pharmaceuticals Inc.*	553,829
282	Taro Pharmaceutical Industries Ltd.*	10,152
827	Tarsus Pharmaceuticals Inc.*	13,670
1,513	Terns Pharmaceuticals Inc.*	6,733
2,181	Theravance Biopharma Inc.*	22,857
738	Theseus Pharmaceuticals Inc.*	2,812
1,286	Third Harmonic Bio Inc.*	10,931
2,218	Trevi Therapeutics Inc.*	2,495
1,687	Ventyx Biosciences Inc.*	3,644
1,000	Verrica Pharmaceuticals Inc.*	3,680
1,969	WaVe Life Sciences Ltd.*	10,455
4,439	Xeris Biopharma Holdings Inc.*	8,257
1,116	Zevra Therapeutics Inc.*	5,312

	Total Pharmaceuticals	4,698,188

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%@
2,089	Novartis AG*(b)(c)	898

	TOTAL HEALTH CARE	63,517,499

INDUSTRIALS - 20.2%
Aerospace & Defense - 1.9%
1,231	AAR Corp.*	85,308
949	Aerovironment Inc.*	130,592
1,142	AerSale Corp.*	15,931
5,490	Archer Aviation Inc., Class A Shares*(a)	32,830
1,028	Astronics Corp.*	15,266
2,594	Axon Enterprise Inc.*	596,283
3,382	BWX Technologies Inc.	263,897
633	Cadre Holdings Inc.	20,383
1,419	Curtiss-Wright Corp.	303,524
531	Ducommun Inc.*	26,752
611	Eve Holding Inc.*	4,314
14,061	HEICO Corp., Class A Shares	1,932,122
18,753	Hexcel Corp.	1,299,770
1,457	Huntington Ingalls Industries Inc.	345,338
1,078	Kaman Corp.	21,851
4,791	Kratos Defense & Security Solutions Inc.*	91,268
2,522	Leonardo DRS Inc.*	46,480
15,924	Mercury Systems Inc.*	546,034
1,058	Moog Inc., Class A Shares	148,131
183	National Presto Industries Inc.	13,674
809	Park Aerospace Corp.	12,200
9,941	Rocket Lab USA Inc.*	43,542
4,049	Spirit AeroSystems Holdings Inc., Class A Shares*	111,307
4,234	Terran Orbital Corp.*	3,429
7,368	Textron Inc.	564,831
1,737	TransDigm Group Inc.	1,672,505
2,488	Triumph Group Inc.*	27,841
407	V2X Inc.*	17,257
9,464	Virgin Galactic Holdings Inc.*	21,105
2,234	Woodward Inc.	301,992

	Total Aerospace & Defense	8,715,757

Air Freight & Logistics - 0.2%
2,280	Air Transport Services Group Inc.*	36,275
968	Forward Air Corp.	61,497
9,363	GXO Logistics Inc.*	526,762
1,124	Hub Group Inc., Class A Shares*	84,918
1,467	Radiant Logistics Inc.*	8,817

	Total Air Freight & Logistics	718,269

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.2% - (continued)
Building Products - 2.2%
13,522	AAON Inc.	$846,477
2,511	Advanced Drainage Systems Inc.	304,107
3,295	Allegion PLC	349,567
578	American Woodmark Corp.*	41,847
4,554	AO Smith Corp.	343,189
824	Apogee Enterprises Inc.	37,162
1,682	Armstrong World Industries Inc.	142,650
53,081	AZEK Co., Inc. (The), Class A Shares*	1,830,764
8,786	AZZ Inc.	432,008
4,737	Builders FirstSource Inc.*	635,279
4,603	Carlisle Cos., Inc.	1,290,727
556	CSW Industrials Inc.	98,595
4,695	Fortune Brands Innovations Inc.	321,279
1,082	Gibraltar Industries Inc.*	72,700
1,552	Griffon Corp.	72,215
5,126	Hayward Holdings Inc.*	60,436
762	Insteel Industries Inc.	25,923
2,870	Janus International Group Inc.*	30,279
3,154	JELD-WEN Holding Inc.*	50,401
1,195	Lennox International Inc.	485,959
790	Masonite International Corp.*	70,191
4,986	Masterbrand Inc.*	66,912
3,369	Owens Corning	456,769
2,141	PGT Innovations Inc.*	68,919
1,220	Quanex Building Products Corp.	37,564
61,292	Resideo Technologies Inc.*	1,007,028
1,601	Simpson Manufacturing Co., Inc.	267,319
4,024	Trex Co., Inc.*	282,766
2,236	UFP Industries Inc.	245,133
5,501	Zurn Elkay Water Solutions Corp.	161,949

	Total Building Products	10,136,114

Commercial Services & Supplies - 2.2%
2,482	ABM Industries Inc.	101,737
3,556	ACCO Brands Corp.	19,131
4,618	ACV Auctions Inc., Class A Shares*	72,179
933	Aris Water Solutions Inc., Class A Shares	7,539
1,204	BrightView Holdings Inc.*	9,199
1,672	Brink’s Co. (The)	131,921
17,400	Casella Waste Systems Inc., Class A Shares*	1,407,312
1,052	CECO Environmental Corp.*	20,251
692	Cimpress PLC*	48,779
5,852	Clean Harbors Inc.*	946,034
4,350	CoreCivic Inc.*	62,945
1,668	Deluxe Corp.	30,508
2,333	Driven Brands Holdings Inc.*	30,679
1,039	Ennis Inc.	22,058
93,019	Enviri Corp.*	548,812
4,530	GEO Group Inc. (The)*	45,979
2,707	Healthcare Services Group Inc.*	26,285
1,728	HNI Corp.	67,513
2,175	Interface Inc., Class A Shares	21,989
1,055	LanzaTech Global Inc.*(a)	4,473
4,501	Li-Cycle Holdings Corp.*(a)	3,968
937	Liquidity Services Inc.*	17,953
16,367	Matthews International Corp., Class A Shares	558,933
2,875	MillerKnoll Inc.	74,175
998	Montrose Environmental Group Inc.*	31,207
1,369	MSA Safety Inc.	238,398
157	NL Industries Inc.	804
45,756	OPENLANE Inc.*	668,953

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.2% - (continued)
Commercial Services & Supplies - 2.2% - (continued)
2,219	Performant Financial Corp.*	$6,635
4,876	Pitney Bowes Inc.	19,699
1,655	Quad/Graphics Inc.*	7,630
761	SP Plus Corp.*	38,925
3,580	Steelcase Inc., Class A Shares	44,070
16,891	Stericycle Inc.*	793,370
1,938	Tetra Tech Inc.	306,495
550	UniFirst Corp.	94,930
21,359	Veralto Corp.*	1,649,983
4,343	Vestis Corp.*	79,520
677	Viad Corp.*	22,544
481	VSE Corp.	29,067
11,515	Waste Connections Inc.	1,560,167

	Total Commercial Services & Supplies	9,872,749

Construction & Engineering - 1.8%
4,862	AECOM	432,037
1,214	Ameresco Inc., Class A Shares*	36,372
7,564	API Group Corp.*	229,567
10,614	Arcosa Inc.	787,559
520	Argan Inc.	24,253
363	Bowman Consulting Group Ltd., Class A Shares*	11,191
4,712	Comfort Systems USA Inc.	912,149
1,176	Concrete Pumping Holdings Inc.*	8,750
1,429	Construction Partners Inc., Class A Shares*	59,961
8,452	Dycom Industries Inc.*	877,909
1,761	EMCOR Group Inc.	374,248
871	Eneti Inc.	9,450
5,177	Fluor Corp.*	196,881
1,542	Granite Construction Inc.	70,855
2,542	Great Lakes Dredge & Dock Corp.*	17,082
303	IES Holdings Inc.*	21,201
3,869	INNOVATE Corp.*	4,101
339	Limbach Holdings Inc.*	12,923
2,300	MasTec Inc.*	139,472
7,712	MDU Resources Group Inc.	147,608
629	MYR Group Inc.*	78,260
394	Northwest Pipe Co.*	10,685
2,009	Primoris Services Corp.	60,993
1,076	Sterling Infrastructure Inc.*	68,337
1,364	Tutor Perini Corp.*	11,417
776	Valmont Industries Inc.	170,386
85,192	WillScot Mobile Mini Holdings Corp.*	3,554,210

	Total Construction & Engineering	8,327,857

Electrical Equipment - 1.1%
1,168	Acuity Brands Inc.	209,376
459	Allient Inc.	11,971
5,511	Array Technologies Inc.*	85,255
1,401	Atkore Inc.*	181,990
97,546	Babcock & Wilcox Enterprises Inc.*	138,515
1,578	Blink Charging Co.*(a)	5,081
30,694	Bloom Energy Corp., Class A Shares*(a)	443,221
11,452	ChargePoint Holdings Inc.*(a)	21,301
601	Encore Wire Corp.	110,764
5,000	Energy Vault Holdings Inc.*	11,500
1,506	EnerSys	133,251
4,936	Enovix Corp.*(a)	54,642
3,733	Eos Energy Enterprises Inc.*	4,106
3,957	ESS Tech Inc.*	4,630
1,499	Fluence Energy Inc., Class A Shares*	37,595
1,932	FTC Solar Inc.*	1,256

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.2% - (continued)
Electrical Equipment - 1.1% - (continued)
14,079	FuelCell Energy Inc.*(a)	$17,176
2,259	Generac Holdings Inc.*	264,461
6,858	GrafTech International Ltd.	16,939
1,994	Hubbell Inc., Class B Shares	598,200
6,245	Legrand SA, ADR	120,216
931	LSI Industries Inc.	12,205
1,828	NEXTracker Inc., Class A Shares*	74,290
1,761	NuScale Power Corp.*(a)	4,878
6,089	nVent Electric PLC	324,239
19,645	Plug Power Inc.*(a)	79,366
332	Powell Industries Inc.	27,609
90	Preformed Line Products Co.	11,215
2,490	Regal Rexnord Corp.	298,302
28,551	Sensata Technologies Holding PLC	928,193
4,042	SES AI Corp.*	8,610
6,532	Shoals Technologies Group Inc., Class A Shares*	90,468
2,117	SKYX Platforms Corp.*	3,281
5,478	Stem Inc.*(a)	15,722
3,093	SunPower Corp., Class A Shares*(a)	12,836
8,121	Sunrun Inc.*	104,761
1,189	Thermon Group Holdings Inc.*	35,848
1,329	TPI Composites Inc.*	2,804
12,825	Vertiv Holdings Co., Class A Shares*	559,940
880	Vicor Corp.*	32,182

	Total Electrical Equipment	5,098,195

Ground Transportation - 1.4%
909	ArcBest Corp.	108,344
772	Avis Budget Group Inc.*	141,160
318	Covenant Logistics Group Inc., Class A Shares	13,537
1,348	Daseke Inc.*	5,904
3,332	FTAI Infrastructure Inc.	12,328
1,639	Heartland Express Inc.	21,995
4,870	Hertz Global Holdings Inc.*	40,616
14,865	Knight-Swift Transportation Holdings Inc., Class A Shares	799,440
1,356	Landstar System Inc.	234,113
12,374	Lyft Inc., Class A Shares*	145,147
2,249	Marten Transport Ltd.	42,394
4,353	Old Dominion Freight Line Inc.	1,693,578
234	PAM Transportation Services Inc.*	4,413
4,405	RXO Inc.*	92,329
1,669	Ryder System Inc.	178,817
3,897	Saia Inc.*	1,521,350
2,149	Schneider National Inc., Class B Shares	49,491
6,050	TuSimple Holdings Inc., Class A Shares*	5,149
280	U-Haul Holding Co.*	15,851
3,826	U-Haul Holding Co., Class B Shares	207,178
346	Universal Logistics Holdings Inc.	8,560
22,744	Werner Enterprises Inc.	909,987
4,235	XPO Inc.*	365,396

	Total Ground Transportation	6,617,077

Industrial Conglomerates - 0.7%
34,058	3M Co.	3,374,126
1,087	Brookfield Business Corp., Class A Shares	19,783

	Total Industrial Conglomerates	3,393,909

Machinery - 3.6%
2,030	374Water Inc.*	2,334
4,809	3D Systems Corp.*	25,680
2,333	AGCO Corp.	264,865
384	Alamo Group Inc.	70,541
9,039	Albany International Corp., Class A Shares	775,727

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.2% - (continued)
Machinery - 3.6% - (continued)
3,378	Allison Transmission Holdings Inc.	$180,655
862	Astec Industries Inc.	26,800
16,659	Barnes Group Inc.	439,464
679	Blue Bird Corp.*	12,955
1,586	Chart Industries Inc.*	206,228
1,031	Columbus McKinnon Corp.	36,003
1,187	Commercial Vehicle Group Inc.*	7,739
1,785	Crane Co.	188,639
8,660	Desktop Metal Inc., Class A Shares*	6,059
4,568	Donaldson Co., Inc.	277,917
929	Douglas Dynamics Inc.	25,380
2,126	Energy Recovery Inc.*	40,522
16,425	Enerpac Tool Group Corp., Class A Shares	448,402
792	Enpro Industries Inc.	101,717
2,086	Esab Corp.	160,935
922	ESCO Technologies Inc.	96,792
2,214	Federal Signal Corp.	152,633
14,404	Flowserve Corp.	551,097
1,691	Franklin Electric Co., Inc.	150,499
3,848	Gates Industrial Corp. PLC*	47,176
401	Gencor Industries Inc.*	5,991
903	Gorman-Rupp Co. (The)	28,517
10,834	Graco Inc.	875,171
1,205	Greenbrier Cos., Inc. (The)	45,441
1,229	Helios Technologies Inc.	47,169
2,531	Hillenbrand Inc.	98,051
7,121	Hillman Solutions Corp.*	52,126
4,856	Hyliion Holdings Corp.*	2,762
452	Hyster-Yale Materials Handling Inc.	21,547
2,210	IDEX Corp.	445,713
16,117	ITT Inc.	1,744,988
1,203	John Bean Technologies Corp.	124,270
436	Kadant Inc.	113,630
2,852	Kennametal Inc.	66,480
62,528	Knorr-Bremse AG, ADR	977,313
7,413	Lincoln Electric Holdings Inc.	1,468,219
3,124	Lindsay Corp.	372,724
984	Luxfer Holdings PLC, ADR	8,118
1,152	Manitowoc Co., Inc. (The)*	16,508
52,250	Markforged Holding Corp.*	38,665
407	Mayville Engineering Co., Inc.*	5,169
3,622	Microvast Holdings Inc.*(a)	4,238
2,009	Middleby Corp. (The)*	253,596
385	Miller Industries Inc.	15,300
4,134	Mueller Industries Inc.	171,685
122,758	Mueller Water Products Inc., Class A Shares	1,631,454
21,152	Nikola Corp.*(a)	20,568
2,126	Nordson Corp.	500,333
108	Omega Flex Inc.	7,616
2,402	Oshkosh Corp.	233,691
333	Park-Ohio Holdings Corp.	7,582
6,146	Pentair PLC	396,663
996	Proto Labs Inc.*	36,055
1,060	RBC Bearings Inc.*	273,204
1,070	REV Group Inc.	16,895
1,310	Shyft Group Inc. (The)	14,502
1,948	Snap-on Inc.	535,096
1,610	SPX Technologies Inc.*	137,349
443	Standex International Corp.	59,282
698	Tennant Co.	59,763

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.2% - (continued)
Machinery - 3.6% - (continued)
2,438	Terex Corp.	$120,681
2,346	Timken Co. (The)	169,850
1,948	Titan International Inc.*	25,460
3,912	Toro Co. (The)	324,696
3,101	Trinity Industries Inc.	77,401
4,610	Twin Disc Inc.	63,111
2,325	Velo3D Inc.*(a)	2,252
1,657	Wabash National Corp.	36,321
1,005	Watts Water Technologies Inc., Class A Shares	193,473
2,781	Westinghouse Air Brake Technologies Corp.	324,153

	Total Machinery	16,567,601

Marine Transportation - 0.1%
1,644	Costamare Inc.	16,621
343	Eagle Bulk Shipping Inc.	15,589
1,622	Genco Shipping & Trading Ltd.	25,174
4,921	Golden Ocean Group Ltd.	46,504
2,188	Kirby Corp.*	167,929
1,277	Matson Inc.	122,298
1,099	Pangaea Logistics Solutions Ltd.	7,693
2,124	Safe Bulkers Inc.	8,241

	Total Marine Transportation	410,049

Passenger Airlines - 0.2%
4,751	Alaska Air Group Inc.*	179,635
618	Allegiant Travel Co.	42,327
24,074	American Airlines Group Inc.*(a)	299,240
2,589	Blade Air Mobility Inc.*	8,207
1,205	Frontier Group Holdings Inc.*	4,711
2,057	Hawaiian Holdings Inc.*	9,236
12,249	JetBlue Airways Corp.*	54,141
10,154	Joby Aviation Inc.*(a)	60,518
1,588	SkyWest Inc.*	75,081
9,370	Southwest Airlines Co.	239,591
4,311	Spirit Airlines Inc.	63,889
1,269	Sun Country Airlines Holdings Inc.*	19,263

	Total Passenger Airlines	1,055,839

Professional Services - 3.1%
14,695	Alight Inc., Class A Shares*	112,417
10,758	ASGN Inc.*	960,044
986	Asure Software Inc.*	7,858
269	Barrett Business Services Inc.	29,577
3,852	BlackSky Technology Inc.*	5,085
4,856	Booz Allen Hamilton Holding Corp., Class A Shares	607,631
843	CACI International Inc., Class A Shares*	270,561
1,785	CBIZ Inc.*	103,334
5,461	Ceridian HCM Holding Inc.*	376,263
17,101	Clarivate PLC*	132,704
1,614	Concentrix Corp.	151,700
188,388	Conduent Inc.*	572,699
256	CRA International Inc.	24,261
1,208	CSG Systems International Inc.	59,421
9,728	Dun & Bradstreet Holdings Inc.	103,020
5,910	ExlService Holdings Inc.*	167,667
1,869	Exponent Inc.	143,838
2,109	First Advantage Corp.	32,711
2,038	FiscalNote Holdings Inc.*	2,079
386	Forrester Research Inc.*	9,333
463	Franklin Covey Co.*	18,001
6,744	FTI Consulting Inc.*	1,486,782
6,714	Genpact Ltd.	228,007
791	Heidrick & Struggles International Inc.	21,499

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.2% - (continued)
Professional Services - 3.1% - (continued)
213	HireQuest Inc.	$3,155
569	HireRight Holdings Corp.*	7,482
10,435	Huron Consulting Group Inc.*	1,087,014
464	IBEX Holdings Ltd.*	8,227
704	ICF International Inc.	98,525
935	Innodata Inc.*	6,321
1,311	Insperity Inc.	149,126
3,911	Jacobs Solutions Inc.	497,401
43,243	KBR Inc.	2,234,366
1,238	Kelly Services Inc., Class A Shares	25,738
683	Kforce Inc.	47,605
1,954	Korn Ferry	101,100
3,898	Legalzoom.com Inc.*	44,944
1,914	ManpowerGroup Inc.	142,038
2,240	Maximus Inc.	187,018
777	Mistras Group Inc.*	5,144
511	NV5 Global Inc.*	49,710
1,511	Parsons Corp.*	94,120
2,153	Paycor HCM Inc.*	45,665
1,558	Paylocity Holding Corp.*	244,092
5,395	Planet Labs PBC*	13,110
1,137	Resources Connection Inc.	15,463
3,951	Robert Half Inc.	323,903
2,026	Science Applications International Corp.	237,873
186	Skillsoft Corp.*	3,560
1,252	Sterling Check Corp.*	15,850
1,377	TriNet Group Inc.*	159,636
1,029	TrueBlue Inc.*	14,344
660	TTEC Holdings Inc.	12,355
4,713	Upwork Inc.*	66,406
5,156	Verra Mobility Corp., Class A Shares*	103,532
374	Willdan Group Inc.*	7,480
38,008	WNS Holdings Ltd., ADR*	2,260,716

	Total Professional Services	13,939,511

Trading Companies & Distributors - 1.7%
32,457	AerCap Holdings NV*	2,214,217
3,768	Air Lease Corp., Class A Shares	146,161
713	Alta Equipment Group Inc.	6,802
1,407	Applied Industrial Technologies Inc.	225,218
1,956	Beacon Roofing Supply Inc.*	157,184
316	BlueLinx Holdings Inc.*	27,761
1,506	Boise Cascade Co.	164,606
4,580	Core & Main Inc., Class A Shares*	160,437
2,528	Custom Truck One Source Inc.*	14,688
434	Distribution Solutions Group Inc.*	11,050
477	DXP Enterprises Inc.*	13,967
261	EVI Industries Inc.	6,760
22,788	Fastenal Co.	1,366,596
3,647	FTAI Aviation Ltd.	150,293
1,295	GATX Corp.	141,155
459	Global Industrial Co.	16,345
1,524	GMS Inc.*	103,083
1,119	H&E Equipment Services Inc.	49,583
1,020	Herc Holdings Inc.	126,133
1,643	Hudson Technologies Inc.*	20,291
144	Karat Packaging Inc.	3,106
900	McGrath RentCorp.	91,521
2,806	MRC Global Inc.*	29,014
1,716	MSC Industrial Direct Co., Inc., Class A Shares	167,173
4,179	NOW Inc.*	41,665

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.2% - (continued)
Trading Companies & Distributors - 1.7% - (continued)
2,226	Rush Enterprises Inc., Class A Shares	$88,305
432	Rush Enterprises Inc., Class B Shares	18,840
7,821	SiteOne Landscape Supply Inc.*	1,101,353
1,536	Textainer Group Holdings Ltd.	75,617
751	Titan Machinery Inc.*	17,168
281	Transcat Inc.*	27,532
1,235	Watsco Inc.	472,054
1,642	WESCO International Inc.	255,906
135	Willis Lease Finance Corp.*	6,172
1,261	Xometry Inc., Class A Shares*	30,869

	Total Trading Companies & Distributors	7,548,625

	TOTAL INDUSTRIALS	92,401,552

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.3%
2,885	ADTRAN Holdings Inc.	15,089
458	Aviat Networks Inc.*	13,882
19,546	Calix Inc.*	754,280
368	Cambium Networks Corp.*	1,719
37,951	Ciena Corp.*	1,740,053
426	Clearfield Inc.*	10,837
7,895	CommScope Holding Co., Inc.*	13,185
1,241	Comtech Telecommunications Corp.	14,656
1,322	Digi International Inc.*	31,120
734	DZS Inc.*	1,182
31,978	EMCORE Corp.*	15,042
4,639	Extreme Networks Inc.*	74,873
6,540	F5 Inc.*	1,119,583
4,005	Harmonic Inc.*	44,295
52,650	Infinera Corp.*(a)	204,809
11,849	Juniper Networks Inc.	337,104
624	KVH Industries Inc.*	2,989
2,592	Lumentum Holdings Inc.*	110,938
997	NETGEAR Inc.*	13,599
2,413	NetScout Systems Inc.*	48,453
219,302	Ribbon Communications Inc.*	467,113
36,254	ViaSat Inc.*	741,394
48,421	Viavi Solutions Inc.*	391,242

	Total Communications Equipment	6,167,437

Electronic Equipment, Instruments & Components - 2.8%
742	908 Devices Inc.*	5,906
9,830	Advanced Energy Industries Inc.	934,342
3,973	Aeva Technologies Inc.*	2,220
1,778	Akoustis Technologies Inc.*	1,013
4,070	Amphenol Corp., Class A Shares	370,329
3,094	Arlo Technologies Inc.*	28,124
2,136	Arrow Electronics Inc.*	253,244
3,433	Avnet Inc.	160,527
1,080	Badger Meter Inc.	159,160
386	Bel Fuse Inc., Class B Shares	20,883
11,557	Belden Inc.	767,847
1,380	Benchmark Electronics Inc.	34,431
138	Climb Global Solutions Inc.	6,581
6,421	Cognex Corp.	242,072
14,357	Coherent Corp.*	528,194
1,818	Crane NXT Co.	93,554
1,193	CTS Corp.	46,229
1,404	Daktronics Inc.*	14,644
966	ePlus Inc.*	61,322
4,084	Evolv Technologies Holdings Inc.*	16,336
6,779	Fabrinet*	1,097,520

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 14.7% - (continued)
Electronic Equipment, Instruments & Components - 2.8% - (continued)
684	FARO Technologies Inc.*	$12,565
61,876	Innoviz Technologies Ltd.*(a)	105,808
6,674	Insight Enterprises Inc.*	1,010,577
4,078	IPG Photonics Corp.*	390,509
1,379	Iteris Inc.*	5,847
23,238	Itron Inc.*	1,565,776
4,738	Jabil Inc.	546,386
906	Kimball Electronics Inc.*	22,324
33,760	Knowles Corp.*	535,771
3,888	Lightwave Logic Inc.*(a)	15,474
891	Littelfuse Inc.	207,425
1,133	Luna Innovations Inc.*	7,217
1,435	Methode Electronics Inc.	34,053
5,919	MicroVision Inc.*(a)	14,916
7,172	Mirion Technologies Inc., Class A Shares*	64,046
1,103	Napco Security Technologies Inc.	33,752
16,465	nLight Inc.*	217,667
1,307	Novanta Inc.*	188,783
5,440	OSI Systems Inc.*	670,698
1,052	PAR Technology Corp.*	38,745
429	PC Connection Inc.	25,581
995	Plexus Corp.*	101,381
409	Richardson Electronics Ltd.	5,325
2,131	Rogers Corp.*	275,751
2,105	Sanmina Corp.*	105,482
977	ScanSource Inc.*	32,661
7,000	SmartRent Inc., Class A Shares*	21,910
1,779	TD SYNNEX Corp.	175,481
2,313	Teledyne Technologies Inc.*	932,047
3,557	TTM Technologies Inc.*	53,391
4,787	Vishay Intertechnology Inc	106,415
436	Vishay Precision Group Inc.*	13,294
5,839	Vontier Corp.	196,949
2,174	Vuzix Corp.*	4,565

	Total Electronic Equipment, Instruments & Components	12,583,050

IT Services - 1.2%
4,444	Amdocs Ltd.	372,274
2,207	Applied Digital Corp.*	10,307
2,700	BigCommerce Holdings Inc.*	23,544
1,407	Brightcove Inc.*	3,447
1,382	Couchbase Inc.*	27,142
2,293	DigitalOcean Holdings Inc.*	67,919
7,981	DXC Technology Co.*	184,600
13,482	Endava PLC, ADR*	879,566
4,444	Fastly Inc., Class A Shares*	73,815
2,317	Gartner Inc.*	1,007,524
1,531	Globant SA*	338,045
2,238	Grid Dynamics Holdings Inc.*	28,378
959	Hackett Group Inc. (The)	21,395
1,768	Information Services Group Inc.	7,355
74,393	Kyndryl Holdings Inc.*	1,341,306
1,330	Perficient Inc.*	82,300
1,997	Rackspace Technology Inc.*	2,516
1,592	Squarespace Inc., Class A Shares*	44,624
3,012	Thoughtworks Holding Inc.*	11,747
342	Tucows Inc., Class A Shares*	7,254
75,145	Unisys Corp.*	359,945
4,955	Wix.com Ltd.*	502,932

	Total IT Services	5,397,935

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 14.7% - (continued)
Semiconductors & Semiconductor Equipment - 2.8%
1,895	ACM Research Inc., Class A Shares*	$31,533
940	Aehr Test Systems*	21,582
2,764	Allegro MicroSystems Inc.*	75,236
906	Alpha & Omega Semiconductor Ltd.*	19,379
1,437	Ambarella Inc.*	84,366
3,709	Amkor Technology Inc.	104,483
785	Atomera Inc.*	5,409
1,200	Axcelis Technologies Inc.*	149,136
5,640	Camtek Ltd.*	358,027
11,299	CEVA Inc.*	245,866
2,091	Cirrus Logic Inc.*	158,728
1,728	Cohu Inc.*	54,829
3,764	Credo Technology Group Holding Ltd.*	67,413
1,635	Diodes Inc.*	108,597
6,599	Entegris Inc.	688,936
2,768	FormFactor Inc.*	104,021
1,104	Ichor Holdings Ltd.*	28,847
9,715	Impinj Inc.*	812,077
20,573	indie Semiconductor Inc., Class A Shares*	153,475
405	inTEST Corp.*	5,293
14,664	Kulicke & Soffa Industries Inc.	755,489
5,065	Lattice Semiconductor Corp.*	296,556
30,136	MACOM Technology Solutions Holdings Inc.*	2,530,821
916	Maxeon Solar Technologies Ltd.*	3,783
2,761	MaxLinear Inc., Class A Shares*	51,714
2,474	MKS Instruments Inc.	204,229
3,652	Navitas Semiconductor Corp., Class A Shares*	25,345
165	NVE Corp.	11,826
1,806	Onto Innovation Inc.*	254,664
1,170	PDF Solutions Inc.*	35,088
2,243	Photronics Inc.*	47,395
2,085	Power Integrations Inc.	159,315
3,658	Qorvo Inc.*	352,997
24,787	Rambus Inc.*	1,677,336
19,173	Semtech Corp.*	313,862
1,161	Silicon Laboratories Inc.*	122,335
633	SiTime Corp.*	70,010
1,185	SkyWater Technology Inc.*	8,354
2,043	SMART Global Holdings Inc.*	34,036
1,421	Synaptics Inc.*	143,862
1,545	Transphorm Inc.*	4,789
1,554	Ultra Clean Holdings Inc.*	42,176
6,342	Universal Display Corp.	1,073,066
47,456	Veeco Instruments Inc.*	1,353,920
4,692	Wolfspeed Inc.*	172,947

	Total Semiconductors & Semiconductor Equipment	13,023,148

Software - 6.2%
4,737	8x8 Inc.*	14,637
2,712	A10 Networks Inc.	33,873
24,981	ACI Worldwide Inc.*	667,992
48,167	Adeia Inc.	442,655
778	Agilysys Inc.*	66,978
1,808	Alarm.com Holdings Inc.*	98,500
1,289	Alkami Technology Inc.*	29,351
1,957	Altair Engineering Inc., Class A Shares*	141,804
2,285	Alteryx Inc., Class A Shares*	91,514
997	American Software Inc., Class A Shares	9,900
2,380	Amplitude Inc., Class A Shares*	25,347
4,726	ANSYS Inc.*	1,386,419
5,962	Appfolio Inc., Class A Shares*	1,128,309

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 14.7% - (continued)
Software - 6.2% - (continued)
1,532	Appian Corp., Class A Shares*	$55,520
7,888	AppLovin Corp., Class A Shares*	295,642
2,923	Asana Inc., Class A Shares*	61,412
3,083	Aspen Technology Inc.*	580,406
2,790	Atlassian Corp., Class A Shares*	532,751
12,556	Aurora Innovation Inc., Class A Shares*	27,498
5,466	AvePoint Inc.*	44,767
7,144	Bentley Systems Inc., Class B Shares	371,917
3,873	BILL Holdings Inc.*	253,565
2,552	Bit Digital Inc.*(a)	6,584
1,661	Blackbaud Inc.*	124,974
2,111	BlackLine Inc.*	122,121
39,829	Box Inc., Class A Shares*	1,042,325
1,933	Braze Inc., Class A Shares*	106,199
2,233	C3.ai Inc., Class A Shares*(a)	65,025
61,580	CCC Intelligent Solutions Holdings Inc.*	719,254
1,428	Cerence Inc.*	24,690
4,667	Cleanspark Inc.*	29,122
3,000	Clear Secure Inc., Class A Shares	63,990
70,666	Cognyte Software Ltd.*	362,517
1,640	CommVault Systems Inc.*	120,671
6,934	Confluent Inc., Class A Shares*	147,139
750	Consensus Cloud Solutions Inc.*	13,815
231	CoreCard Corp.*	3,010
2,796	Crowdstrike Holdings Inc., Class A Shares*	662,624
934	CS Disco Inc.*	5,557
621	Digimarc Corp.*	20,735
3,618	Digital Turbine Inc.*	16,824
2,203	Dolby Laboratories Inc., Class A Shares	189,744
1,305	Domo Inc., Class B Shares*	12,384
5,028	DoubleVerify Holdings Inc.*	166,930
9,758	Dropbox Inc., Class A Shares*	274,980
23,410	Dynatrace Inc.*	1,253,606
5,732	E2open Parent Holdings Inc.*	20,864
883	Ebix Inc.	3,479
816	eGain Corp.*	6,218
2,907	Elastic NV*	233,607
1,186	Enfusion Inc., Class A Shares*	12,133
1,678	EngageSmart Inc.*	38,275
1,579	Envestnet Inc.*	60,049
1,579	Everbridge Inc.*	32,148
757	EverCommerce Inc.*	7,055
1,861	Expensify Inc., Class A Shares*	4,336
2,653	Five9 Inc.*	202,212
6,135	Freshworks Inc., Class A Shares*	122,823
20,782	Gen Digital Inc.	458,867
3,241	Gitlab Inc., Class A Shares*	156,670
18,264	Guidewire Software Inc.*	1,825,304
3,620	HashiCorp Inc., Class A Shares*	77,540
1,601	Informatica Inc., Class A Shares*	40,169
836	Instructure Holdings Inc.*	21,861
822	Intapp Inc.*	30,825
983	InterDigital Inc.	98,221
2,598	Jamf Holding Corp.*	42,789
3,036	Kaltura Inc.*	5,192
2,814	LivePerson Inc.*	7,992
2,448	LiveRamp Holdings Inc.*	81,176
1,882	LiveVox Holdings Inc.*	6,926
2,284	Manhattan Associates Inc.*	509,446
6,662	Marathon Digital Holdings Inc.*(a)	79,744

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 14.7% - (continued)
Software - 6.2% - (continued)
9,476	Matterport Inc.*	$23,880
971	MeridianLink Inc.*	18,468
412	MicroStrategy Inc., Class A Shares*	205,300
1,693	Mitek Systems Inc.*	19,114
1,391	Model N Inc.*	31,923
2,451	N-able Inc.*	29,191
2,641	nCino Inc.*	72,971
22,438	NCR Voyix Corp.*	351,828
2,530	NextNav Inc.*(a)	10,019
8,606	Nutanix Inc., Class A Shares*	370,833
3,960	Olo Inc., Class A Shares*	21,226
1,099	ON24 Inc.	8,363
24,379	OneSpan Inc.*	244,521
3,225	PagerDuty Inc.*	70,305
1,582	Pegasystems Inc.	82,232
2,077	PowerSchool Holdings Inc., Class A Shares*	48,436
2,948	Procore Technologies Inc.*	174,197
1,582	Progress Software Corp	85,207
1,659	PROS Holdings Inc.*	60,636
4,271	PTC Inc.*	672,085
2,162	Q2 Holdings Inc.*	76,794
1,372	Qualys Inc.*	253,600
14,823	Radware Ltd.*	226,051
2,230	Rapid7 Inc.*	120,755
472	Red Violet Inc.*	9,874
1,777	Rimini Street Inc.*	5,580
3,093	RingCentral Inc., Class A Shares*	88,027
6,499	Riot Platforms Inc.*	81,562
37,370	Samsara Inc., Class A Shares*	1,029,170
1,094	Sapiens International Corp. NV	28,149
1,053	SEMrush Holdings Inc., Class A Shares*	11,499
52,893	SentinelOne Inc., Class A Shares*	1,009,727
32,709	Smartsheet Inc., Class A Shares*	1,386,207
1,625	SolarWinds Corp.*	18,834
4,933	SoundHound AI Inc., Class A Shares*(a)	10,557
355	SoundThinking Inc.*	7,902
3,830	Sprinklr Inc., Class A Shares*	60,054
19,297	Sprout Social Inc., Class A Shares*	1,097,999
1,340	SPS Commerce Inc.*	230,855
19,089	Tenable Holdings Inc.*	790,094
3,769	Teradata Corp.*	178,085
5,250	Terawulf Inc.*	6,090
1,048	Tyler Technologies Inc.*	428,464
13,815	UiPath Inc., Class A Shares*	272,984
14,481	Varonis Systems Inc., Class B Shares*	606,609
20,350	Verint Systems Inc.*	500,000
1,052	Veritone Inc.*	2,178
490	Viant Technology Inc., Class A Shares*	3,102
1,088	Weave Communications Inc.*	10,271
5,071	Workiva Inc., Class A Shares*	487,678
37,498	Xperi Inc.*	386,979
4,069	Yext Inc.*	26,977
4,856	Zeta Global Holdings Corp., Class A Shares*	39,674
4,721	Zuora Inc., Class A Shares*	43,056

	Total Software	28,237,670

Technology Hardware, Storage & Peripherals - 0.4%
855	CompoSecure Inc.*	4,266
1,437	Corsair Gaming Inc.*	18,552
236	CPI Card Group Inc.*	4,198
1,829	Eastman Kodak Co.*	6,621

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 14.7% - (continued)
Technology Hardware, Storage & Peripherals - 0.4% - (continued)
1,544	Immersion Corp.	$10,005
1,553	Intevac Inc.*	5,777
5,803	IonQ Inc.*(a)	70,971
10,413	Pure Storage Inc., Class A Shares*	346,857
306,548	Quantum Corp.*	91,750
55,282	Stratasys Ltd.*	610,313
2,671	Super Micro Computer Inc.*	730,438
602	Turtle Beach Corp.*	6,809
4,018	Xerox Holdings Corp.	56,212

	Total Technology Hardware, Storage & Peripherals	1,962,769

	TOTAL INFORMATION TECHNOLOGY	67,372,009

MATERIALS - 5.3%
Chemicals - 1.8%
900	AdvanSix Inc.	23,517
1,145	American Vanguard Corp.	10,740
1,756	Ashland Inc.	140,340
2,013	Aspen Aerogels Inc.*	21,096
27,788	Avient Corp.	954,518
40,693	Axalta Coating Systems Ltd.*	1,280,609
1,168	Balchem Corp.	145,673
2,053	Cabot Corp.	155,823
5,637	Chemours Co. (The)	154,623
310	Core Molding Technologies Inc.*	5,577
3,418	Danimer Scientific Inc.*	3,726
3,267	DuPont de Nemours Inc.	233,721
11,486	Ecolab Inc.	2,202,211
3,245	Ecovyst Inc.*	30,892
8,272	Element Solutions Inc.	173,381
59,332	Ginkgo Bioworks Holdings Inc.*(a)	76,538
685	Hawkins Inc.	42,086
1,966	HB Fuller Co.	148,787
6,265	Huntsman Corp.	154,119
1,334	Ingevity Corp.*	51,746
943	Innospec Inc.	99,081
517	Intrepid Potash Inc.*	10,619
733	Koppers Holdings Inc.	33,110
772	Kronos Worldwide Inc.	6,740
6,508	Livent Corp.*	89,550
1,941	LSB Industries Inc.*	16,634
1,852	Mativ Holdings Inc.	21,668
1,197	Minerals Technologies Inc.	74,980
231	NewMarket Corp.	122,548
4,815	Olin Corp.	226,979
3,607	Origin Materials Inc.*	2,462
2,044	Orion SA	48,709
5,409	Perimeter Solutions SA*	22,501
4,506	PureCycle Technologies Inc.*(a)	18,204
532	Quaker Chemical Corp.	95,116
2,153	Rayonier Advanced Materials Inc.*	7,105
4,748	RPM International Inc.	488,712
1,533	Scotts Miracle-Gro Co. (The)	85,327
1,533	Sensient Technologies Corp.	88,822
806	Stepan Co.	66,551
1,323	Trinseo PLC	7,647
39,958	Tronox Holdings PLC	509,464
115	Valhi Inc.	1,562

	Total Chemicals	8,153,814

Construction Materials - 0.7%
1,286	Eagle Materials Inc.	232,830
2,058	Knife River Corp.*	122,822

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.3% - (continued)
Construction Materials - 0.7% - (continued)
20,996	Summit Materials Inc., Class A Shares*	$728,351
78	United States Lime & Minerals Inc.	16,537
9,654	Vulcan Materials Co.	2,061,708

	Total Construction Materials	3,162,248

Containers & Packaging - 1.6%
10,400	AptarGroup Inc.	1,319,656
765	Ardagh Group SA, Class A Shares*(b)(c)	4,995
4,697	Ardagh Metal Packaging SA	18,882
9,449	Avery Dennison Corp.	1,837,830
4,476	Berry Global Group Inc.	295,953
17,855	Crown Holdings Inc.	1,535,709
11,349	Graphic Packaging Holding Co.	257,282
932	Greif Inc., Class A Shares	65,147
197	Greif Inc., Class B Shares	13,721
1,358	Myers Industries Inc.	23,928
5,641	O-I Glass Inc.*	83,261
3,303	Packaging Corp. of America	554,937
1,500	Pactiv Evergreen Inc.	17,160
1,487	Ranpak Holdings Corp., Class A Shares*	6,097
5,304	Sealed Air Corp.	177,048
9,079	Silgan Holdings Inc.	378,776
3,708	Sonoco Products Co.	204,533
1,594	TriMas Corp.	40,854
9,529	WestRock Co.	392,309

	Total Containers & Packaging	7,228,078

Metals & Mining - 1.1%
1,518	5E Advanced Materials Inc.*	3,127
51,791	Alamos Gold Inc., Class A Shares	767,025
6,671	Alcoa Corp.	179,183
468	Alpha Metallurgical Resources Inc.	131,302
695	Arch Resources Inc.	115,342
4,707	ATI Inc.*	206,873
445	Caledonia Mining Corp. PLC	5,273
1,798	Carpenter Technology Corp.	127,316
2,063	Century Aluminum Co.*	16,215
75,703	Cleveland-Cliffs Inc.*	1,299,064
13,155	Coeur Mining Inc.*	40,123
4,335	Commercial Metals Co.	196,506
1,279	Compass Minerals International Inc.	31,054
4,506	Constellium SE, Class A Shares*	78,404
202	Contango ORE Inc.*	4,414
2,810	Dakota Gold Corp.*	7,924
429	Haynes International Inc.	21,055
22,258	Hecla Mining Co.	110,845
6,041	i-80 Gold Corp.*	9,786
2,174	Ivanhoe Electric Inc.*	24,697
602	Kaiser Aluminum Corp.	35,205
772	Materion Corp.	87,321
3,923	MP Materials Corp.*	62,258
8,864	Novagold Resources Inc.*	37,229
372	Olympic Steel Inc.	21,029
1,578	Perpetua Resources Corp.*	4,987
611	Piedmont Lithium Inc.*	15,831
945	Ramaco Resources Inc., Class A Shares	15,782
189	Ramaco Resources Inc., Class B Shares	2,827
2,174	Reliance Steel & Aluminum Co.	598,415
2,402	Royal Gold Inc.	292,564
1,021	Ryerson Holding Corp.	31,620
932	Schnitzer Steel Industries Inc., Class A Shares	23,887
7,730	SSR Mining Inc.	91,214

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.3% - (continued)
Metals & Mining - 1.1% - (continued)
2,994	SunCoke Energy Inc.	$27,874
1,617	TimkenSteel Corp.*	32,857
1,116	Tredegar Corp.	5,245
8,265	United States Steel Corp.	296,714
1,955	Warrior Met Coal Inc.	109,421
1,114	Worthington Industries Inc.	79,874

	Total Metals & Mining	5,247,682

Paper & Forest Products - 0.1%
630	Clearwater Paper Corp.*	22,094
1,591	Glatfelter Corp.*	2,339
2,429	Louisiana-Pacific Corp.	148,145
1,860	Resolute Forest Products Inc.*(b)	2,734
1,350	Sylvamo Corp.	67,878

	Total Paper & Forest Products	243,190

	TOTAL MATERIALS	24,035,012

REAL ESTATE - 5.0%
Diversified REITs - 0.1%
2,672	Alexander & Baldwin Inc.	44,756
375	Alpine Income Property Trust Inc.	6,124
1,805	American Assets Trust Inc.	36,353
2,298	Armada Hoffler Properties Inc.	25,232
6,827	Broadstone Net Lease Inc., Class A Shares	109,232
723	CTO Realty Growth Inc.(a)	12,219
4,561	Empire State Realty Trust Inc., Class A Shares	40,866
5,698	Essential Properties Realty Trust Inc.	135,327
1,504	Gladstone Commercial Corp.	18,800
7,142	Global Net Lease Inc.	62,707
953	NexPoint Diversified Real Estate Trust	7,681
539	One Liberty Properties Inc.	11,012
398	Star Holdings*	4,863

	Total Diversified REITs	515,172

Health Care REITs - 0.7%
3,733	CareTrust REIT Inc.	86,158
927	Community Healthcare Trust Inc.	25,122
8,279	Diversified Healthcare Trust	19,373
2,614	Global Medical REIT Inc.	26,218
113,959	Healthcare Realty Trust Inc., Class A Shares	1,740,154
32,938	Healthpeak Properties Inc.	570,486
1,529	LTC Properties Inc.	49,876
21,774	Medical Properties Trust Inc.(a)	105,604
1,562	National Health Investors Inc.	84,754
8,863	Omega Healthcare Investors Inc.	281,400
8,622	Physicians Realty Trust	100,705
8,662	Sabra Health Care REIT Inc.	126,465
455	Universal Health Realty Income Trust	18,141

	Total Health Care REITs	3,234,456

Hotel & Resort REITs - 0.3%
7,755	Apple Hospitality REIT Inc.	129,276
3,087	Braemar Hotels & Resorts Inc.	6,483
17,683	Chatham Lodging Trust	175,238
8,046	DiamondRock Hospitality Co.	66,943
26,367	Host Hotels & Resorts Inc.	460,631
8,005	Park Hotels & Resorts Inc.	118,714
4,268	Pebblebrook Hotel Trust	54,417
21,253	RLJ Lodging Trust	227,195
2,144	Ryman Hospitality Properties Inc.	215,150
6,311	Service Properties Trust	45,124
4,049	Summit Hotel Properties Inc.	25,347
7,393	Sunstone Hotel Investors Inc.	73,043
4,287	Xenia Hotels & Resorts Inc.	52,344

	Total Hotel & Resort REITs	1,649,905

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.0% - (continued)
Industrial REITs - 0.6%
10,097	Americold Realty Trust Inc.	$285,038
1,632	EastGroup Properties Inc.	283,560
4,917	First Industrial Realty Trust Inc.	231,345
1,071	Innovative Industrial Properties Inc., Class A Shares	87,458
10,739	LXP Industrial Trust	94,288
1,414	Plymouth Industrial REIT Inc.	30,755
7,616	Rexford Industrial Realty Inc.	374,860
30,662	STAG Industrial Inc.	1,099,233
3,022	Terreno Realty Corp.	172,586

	Total Industrial REITs	2,659,123

Office REITs - 0.6%
636	Alexandria Real Estate Equities Inc.	69,578
9,373	Boston Properties Inc.	533,605
6,768	Brandywine Realty Trust	30,185
1,288	City Office REIT Inc.	6,221
4,070	COPT Defense Properties	98,494
5,611	Cousins Properties Inc.	115,138
6,007	Douglas Emmett Inc.	73,406
3,367	Easterly Government Properties Inc., Class A Shares	39,259
49,564	Equity Commonwealth	931,308
3,913	Highwoods Properties Inc.	74,151
5,116	Hudson Pacific Properties Inc.	30,031
25,359	JBG SMITH Properties	347,925
4,348	Kilroy Realty Corp.	143,397
1,940	Office Properties Income Trust	10,825
2,327	Orion Office REIT Inc.	12,007
6,601	Paramount Group Inc.	31,025
1,310	Peakstone Realty Trust(a)	20,908
4,416	Piedmont Office Realty Trust Inc., Class A Shares	27,468
905	Postal Realty Trust Inc., Class A Shares	12,670
2,309	SL Green Realty Corp.	84,440
6,547	Vornado Realty Trust	154,116

	Total Office REITs	2,846,157

Real Estate Management & Development - 1.1%
4,266	Anywhere Real Estate Inc.*	22,951
30,812	CBRE Group Inc., Class A Shares*	2,432,915
11,407	Compass Inc., Class A Shares*	25,323
13,775	CoStar Group Inc.*	1,143,876
5,997	Cushman & Wakefield PLC*	49,235
6,038	DigitalBridge Group Inc.	104,216
2,770	Douglas Elliman Inc.	5,401
2,614	eXp World Holdings Inc.(a)	31,655
669	Forestar Group Inc.*	20,425
253	FRP Holdings Inc.*	13,953
1,215	Howard Hughes Holdings Inc.*	89,315
1,785	Jones Lang LaSalle Inc.*	277,603
4,535	Kennedy-Wilson Holdings Inc.	51,472
946	Marcus & Millichap Inc.	32,552
426	Maui Land & Pineapple Co., Inc.*	6,369
5,443	Newmark Group Inc., Class A Shares	44,796
19,598	Opendoor Technologies Inc.*	58,990
623	RE/MAX Holdings Inc., Class A Shares	5,732
3,994	Redfin Corp.*	27,838
525	RMR Group Inc. (The), Class A Shares	12,511
1,323	St Joe Co. (The)	68,042
298	Stratus Properties Inc.*	8,365
758	Tejon Ranch Co.*	11,969
2,038	Zillow Group Inc., Class A Shares*	80,277

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.0% - (continued)
Real Estate Management & Development - 1.1% - (continued)
5,836	Zillow Group Inc., Class C Shares*	$238,926

	Total Real Estate Management & Development	4,864,707

Residential REITs - 0.4%
12,451	American Homes 4 Rent, Class A Shares	451,598
5,582	Apartment Income REIT Corp.	173,712
5,639	Apartment Investment & Management Co., Class A Shares*	38,853
474	BRT Apartments Corp.	8,627
3,880	Camden Property Trust	350,209
544	Centerspace	29,017
586	Clipper Realty Inc.	2,989
3,050	Elme Communities	40,077
6,616	Equity LifeStyle Properties Inc.	470,397
8,095	Independence Realty Trust Inc.	110,254
823	NexPoint Residential Trust Inc.	25,060
1,939	UMH Properties Inc.	27,379
2,844	Veris Residential Inc.	41,209

	Total Residential REITs	1,769,381

Retail REITs - 0.7%
3,372	Acadia Realty Trust	50,985
3,432	Agree Realty Corp.	203,209
77	Alexander’s Inc.	14,165
11,034	Brixmor Property Group Inc.	237,452
968	CBL & Associates Properties Inc.	22,748
3,008	Federal Realty Investment Trust	287,535
1,633	Getty Realty Corp.	48,059
2,620	InvenTrust Properties Corp.	63,194
22,511	Kimco Realty Corp.	434,913
7,885	Kite Realty Group Trust	166,531
8,122	Macerich Co. (The)	93,159
2,529	NETSTREIT Corp.	38,896
6,771	NNN REIT Inc.	275,038
4,306	Phillips Edison & Co., Inc.	151,743
6,772	Regency Centers Corp.	425,146
4,625	Retail Opportunity Investments Corp.	59,524
2,853	RPT Realty	33,152
421	Saul Centers Inc.	15,556
6,827	SITE Centers Corp.	90,048
5,265	Spirit Realty Capital Inc.	217,444
3,624	Tanger Inc.	90,455
4,420	Urban Edge Properties	74,035
1,631	Whitestone REIT, Class B Shares	17,876

	Total Retail REITs	3,110,863

Specialized REITs - 0.5%
8,396	CubeSmart	333,825
2,684	EPR Properties	119,760
2,031	Farmland Partners Inc.	25,144
3,096	Four Corners Property Trust Inc.	71,177
9,360	Gaming and Leisure Properties Inc.	437,393
1,177	Gladstone Land Corp.	16,890
3,260	Lamar Advertising Co., Class A Shares	330,205
2,888	National Storage Affiliates Trust	95,853
5,507	Outfront Media Inc.	67,351
2,928	PotlatchDeltic Corp.	134,219
5,512	Rayonier Inc.	169,108
5,236	Safehold Inc.	103,097
1,954	SBA Communications Corp., Class A Shares	482,560
8,862	Uniti Group Inc.	49,007

	Total Specialized REITs	2,435,589

	TOTAL REAL ESTATE	23,085,353

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 3.6%
Electric Utilities - 0.8%
19,879	ALLETE Inc.	$1,102,887
689	Genie Energy Ltd., Class B Shares	16,708
4,394	Hawaiian Electric Industries Inc.(a)	53,563
1,873	IDACORP Inc.	180,745
1,299	MGE Energy Inc.	95,801
8,563	NRG Energy Inc.	409,654
7,571	OGE Energy Corp.	265,364
1,510	Otter Tail Corp.	115,228
4,248	Pinnacle West Capital Corp.	318,345
3,140	PNM Resources Inc.	130,530
24,104	Portland General Electric Co.	989,710

	Total Electric Utilities	3,678,535

Gas Utilities - 0.4%
2,750	Atmos Energy Corp.	312,977
4,380	Brookfield Infrastructure Corp., Class A Shares	136,043
782	Chesapeake Utilities Corp.	74,759
3,326	National Fuel Gas Co.	168,927
10,736	New Jersey Resources Corp.	453,059
1,335	Northwest Natural Holding Co.	48,888
2,063	ONE Gas Inc.	118,891
281	RGC Resources Inc.	4,932
2,318	Southwest Gas Holdings Inc.	137,017
1,871	Spire Inc.	114,150
7,666	UGI Corp.	168,575

	Total Gas Utilities	1,738,218

Independent Power & Renewable Electricity Producers - 0.7%
2,229	Altus Power Inc., Class A Shares*	11,145
4,984	Brookfield Renewable Corp., Class A Shares(a)	132,275
1,443	Clearway Energy Inc., Class A Shares	34,156
2,895	Clearway Energy Inc., Class C Shares	72,288
2,632	Montauk Renewables Inc.*	24,320
16,168	Ormat Technologies Inc.	1,088,430
3,763	Sunnova Energy International Inc.*(a)	43,651
47,066	Vistra Corp.	1,666,607

	Total Independent Power & Renewable Electricity Producers	3,072,872

Multi-Utilities - 0.4%
19,258	Avista Corp.	653,809
2,492	Black Hills Corp.	128,562
15,651	NiSource Inc.	401,292
13,679	Northwestern Energy Group Inc.	688,190
581	Unitil Corp.	28,167

	Total Multi-Utilities	1,900,020

Water Utilities - 1.3%
1,345	American States Water Co.	107,466
5,590	American Water Works Co., Inc.	736,986
334	Artesian Resources Corp., Class A Shares	14,045
1,459	Cadiz Inc.*	3,983
21,392	California Water Service Group	1,081,793
513	Consolidated Water Co., Ltd.	18,514
15,248	Essential Utilities Inc.	542,981
619	Global Water Resources Inc.	7,552
667	Middlesex Water Co.	42,621
47,691	Pennon Group PLC, ADR	851,284
734	Pure Cycle Corp.*	7,340
1,344	Severn Trent PLC, ADR	44,605
12,980	SJW Group	852,007
57,698	United Utilities Group PLC, ADR(a)	1,608,043
586	York Water Co. (The)	22,315

	Total Water Utilities	5,941,535

	TOTAL UTILITIES	16,331,180

	TOTAL COMMON STOCKS
	(Cost - $335,034,517)	432,385,290

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security		Value
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
29,998			US Bancorp, 6.255% (3-Month Term SOFR + 0.862%)(e)(f)	$592,161

Capital Markets - 0.1%
17,972			Charles Schwab Corp. (The), 5.950%(a)(f)	448,581

Insurance - 0.2%
14,325			MetLife Inc., 5.625%(f)	339,646
22,176			MetLife Inc., 4.750%(f)	462,813

			Total Insurance	802,459

			TOTAL PREFERRED STOCKS (Cost - $1,860,207)	1,843,201

OPEN END MUTUAL FUND SECURITIES - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
2,746			iShares® Core S&P Small-Capital ETF	264,275
786			iShares® Russell 2000 ETF, Common Class Shares	141,213
4,889			iShares® Russell Mid-Capital ETF, Common Class Shares	354,501

			TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $440,157)	759,989

Face Amount/Units†		Rating††
CORPORATE BONDS & NOTES - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
$ 702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(c)	616,067

ENERGY - 0.0%@
Energy Equipment & Services - 0.0%@
20,000		D	ION Geophysical Corp., 8.000% due 12/15/25*(b)(c)(g)	–

			TOTAL CORPORATE BONDS & NOTES (Cost - $702,010)	616,067

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $338,036,891)	435,604,547

SHORT-TERM INVESTMENTS (h) - 5.8%
MONEY MARKET FUND - 1.4%
6,176,412			Invesco STIT - Government & Agency Portfolio, 5.211%, Institutional Class(i) (Cost - $6,176,412)	6,176,412

TIME DEPOSITS - 4.4%
7,449,164			Citibank - New York, 4.680% due 12/1/23	7,449,164
12,840,110			JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	12,840,110
28,176	CAD		Royal Bank of Canada - Toronto, 3.790% due 12/1/23	20,765

			TOTAL TIME DEPOSITS (Cost - $20,310,039)	20,310,039

			TOTAL SHORT-TERM INVESTMENTS (Cost - $26,486,451)	26,486,451

			TOTAL INVESTMENTS - 101.1% (Cost - $364,523,342)	462,090,998

			Liabilities in Excess of Other Assets - (1.1)%	(4,912,498)

			TOTAL NET ASSETS - 100.0%	$457,178,500

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Illiquid security.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2023, amounts to $0 and represents 0.0% of net assets.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is currently in default.
(h)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 4.4%.
(i)	Represents investments of collateral received from securities lending transactions.

At November 30, 2023, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$ 364,523,342	$ 135,138,090	$ (37,521,256)	$ 97,616,834

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Sector^
Industrials	20.2%
Information Technology	14.9
Health Care	13.9
Financials	13.9
Consumer Discretionary	8.7
Materials	5.2
Real Estate	5.1
Energy	4.3
Consumer Staples	4.0
Utilities	3.6
Communication Services	1.7
Short-Term Investments	4.5

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2023, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	14	12/23	$1,230,542	$1,268,540	$37,998
S&P MidCap 400 E-mini Index Futures	1	12/23	245,580	256,760	11,180

					$49,178

At November 30, 2023, Small-Mid Cap Equity Fund had deposited cash of $102,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
USD	—	United States Dollar

See pages 250-252 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.6%
Australia - 3.6%
49,952	AGL Energy Ltd.	$311,521
50,491	Allkem Ltd.*	290,370
5,359	ALS Ltd.	43,338
6,769	Ampol Ltd.	153,436
78,437	ANZ Group Holdings Ltd.	1,269,954
36,161	APA Group	204,022
15,370	Aristocrat Leisure Ltd.	412,910
5,254	ASX Ltd.	201,828
45,484	Aurizon Holdings Ltd.	106,212
303,388	Beach Energy Ltd.	297,972
132,939	BHP Group Ltd.	4,054,698
11,388	BlueScope Steel Ltd.	156,189
36,525	Brambles Ltd.	322,115
8,959	CAR Group Ltd.	164,436
71,170	Champion Iron Ltd.	356,223
40,803	Charter Hall Group, REIT	282,166
16,545	Cochlear Ltd.	2,988,050
34,648	Coles Group Ltd.	350,620
43,779	Commonwealth Bank of Australia	3,045,338
15,342	Computershare Ltd.	239,269
33,210	CSL Ltd.	5,761,095
81,541	CSR Ltd.	316,702
26,577	Dexus, REIT	124,152
3,787	EBOS Group Ltd.	86,343
35,404	Endeavour Group Ltd.	115,447
44,526	Fortescue Ltd.	738,352
44,540	Goodman Group, REIT	671,958
54,632	GPT Group (The), REIT	149,304
54,440	GrainCorp Ltd., Class A Shares	274,700
7,587	IDP Education Ltd.	113,779
20,434	IGO Ltd.	116,157
65,662	Insurance Australia Group Ltd.	259,052
12,724	JB Hi-Fi Ltd.	402,597
54,999	Lottery Corp., Ltd. (The)	167,380
9,794	Macquarie Group Ltd.	1,091,643
68,051	Medibank Pvt Ltd.	156,178
4,302	Mineral Resources Ltd.	175,785
97,502	Mirvac Group, REIT	133,306
81,977	National Australia Bank Ltd.	1,549,085
30,881	Northern Star Resources Ltd.	261,705
236,494	OceanaGold Corp.	414,810
11,222	Orica Ltd.	115,972
45,801	Origin Energy Ltd.	249,429
75,451	Pilbara Minerals Ltd.	182,044
21,998	Qantas Airways Ltd.*	77,422
38,815	QBE Insurance Group Ltd.	396,725
4,530	Ramsay Health Care Ltd.	148,683
1,306	REA Group Ltd.	134,195
5,940	Reece Ltd.	76,020
42,931	Rio Tinto Ltd.	3,540,091
85,368	Santos Ltd.	390,094
140,123	Scentre Group, REIT	246,252
9,589	SEEK Ltd.	151,620
26,862	Seven Group Holdings Ltd.	571,093
12,034	Sonic Healthcare Ltd.	232,193
111,715	South32 Ltd.	227,650
58,987	Stockland, REIT	161,688

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.6% - (continued)
33,458	Suncorp Group Ltd.	$309,089
47,457	Super Retail Group Ltd.	437,230
52,876	Technology One Ltd.	548,820
107,375	Telstra Group Ltd.	271,257
80,608	Transurban Group	691,108
19,512	Treasury Wine Estates Ltd.	138,090
173,489	Ventia Services Group Pty Ltd.	346,474
95,614	Vicinity Ltd., REIT	120,220
5,798	Washington H Soul Pattinson & Co., Ltd.	128,969
29,518	Wesfarmers Ltd.	1,029,500
91,710	Westpac Banking Corp.	1,302,618
4,567	WiseTech Global Ltd.	200,109
49,469	Woodside Energy Group Ltd.	1,009,298
31,746	Woolworths Group Ltd.	732,421

	Total Australia	42,496,571

Austria - 0.3%
65,573	Erste Group Bank AG	2,651,465
4,078	OMV AG	173,720
1,678	Verbund AG	159,955
2,875	Voestalpine AG	80,894

	Total Austria	3,066,034

Belgium - 0.8%
4,471	Ageas SA/NV	192,308
102,871	Anheuser-Busch InBev SA/NV	6,470,244
575	D’ieteren Group	98,267
729	Elia Group SA/NV	78,966
2,457	Groupe Bruxelles Lambert NV	195,025
6,473	KBC Group NV	371,022
12	Lotus Bakeries NV	104,553
382	Sofina SA	85,033
2,010	Solvay SA	232,479
22,568	UCB SA	1,670,394
5,175	Umicore SA	138,364
4,781	Warehouses de Pauw CVA, REIT(a)	134,398

	Total Belgium	9,771,053

Bermuda - 0.0%@
8,379	Seadrill Ltd.*	369,569

Brazil - 0.2%
290,433	B3 SA - Brasil Bolsa Balcao	784,802
553,878	Banco Bradesco SA, ADR	1,844,414

	Total Brazil	2,629,216

Canada - 2.5%
51,780	Alamos Gold Inc., Class A Shares	767,408
152,525	Alimentation Couche-Tard Inc.	8,700,298
10,718	ATS Corp.*	421,880
13,483	Boardwalk Real Estate Investment Trust, Class Trust Un Shares(b)	663,568
8,455	Bombardier Inc., Class B Shares*	291,990
9,023	BRP Inc.	557,246
33,400	Canadian National Railway Co.	3,875,867
49,462	Canadian Pacific Kansas City Ltd.	3,561,016
41,948	Celestica Inc.*	1,130,237
75,053	Dundee Precious Metals Inc.	554,227
31,341	Element Fleet Management Corp.	504,911
5,385	EQB Inc.	303,201
27,170	Finning International Inc.	691,014
108,628	Headwater Exploration Inc.	568,398
16,490	IMAX Corp.*	263,016
2,702	Kinaxis Inc.*	300,687
3,878	lululemon athletica Inc.*	1,732,690
37,782	Lundin Mining Corp.	261,737
18,568	Nutrien Ltd.	993,194

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 2.5% - (continued)
50,089	NuVista Energy Ltd.*	$432,635
26,649	Parex Resources Inc.	546,571
12,332	Stella-Jones Inc.	709,983
39,836	Superior Plus Corp.	290,645
20,174	Toronto-Dominion Bank (The)	1,230,155
30,434	TransAlta Corp.	247,617
38,843	Tricon Residential Inc.(b)	306,015
68,109	Whitecap Resources Inc.(b)	470,825

	Total Canada	30,377,031

Chile - 0.1%
65,694	Antofagasta PLC	1,170,675

China - 0.5%
74,240	Alibaba Group Holding Ltd.*	692,253
1,506,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)(c)	545,826
28,500	BYD Co., Ltd., Class H Shares(c)	763,367
20,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	470,221
74,700	Tencent Holdings Ltd.	3,106,098

	Total China	5,577,765

Denmark - 3.1%
87	AP Moller - Maersk AS, Class A Shares	134,873
121	AP Moller - Maersk AS, Class B Shares	190,943
15,762	Bavarian Nordic AS*(b)	384,511
2,591	Carlsberg AS, Class B Shares	321,279
2,880	Chr Hansen Holding AS	230,364
36,211	Coloplast AS, Class B Shares	4,275,166
17,964	Danske Bank AS	465,009
2,729	Demant AS*	115,940
4,977	DSV AS	750,822
1,746	Genmab AS*	552,174
17,516	ISS AS	302,554
7,772	Jyske Bank AS, Class Registered Shares*	538,475
222,834	Novo Nordisk AS, Class B Shares	22,684,559
5,472	Novozymes AS, Class B Shares	284,174
5,175	Orsted AS(d)	244,368
6,782	Pandora AS	916,114
1,446	Rockwool AS, Class B Shares	390,890
8,897	Tryg AS	191,980
129,686	Vestas Wind Systems AS*	3,589,212

	Total Denmark	36,563,407

Finland - 0.7%
3,515	Elisa OYJ	157,410
12,481	Fortum OYJ	175,519
6,749	Kesko OYJ, Class B Shares	129,199
82,470	Kone OYJ, Class B Shares	3,673,825
12,776	Konecranes OYJ	505,609
16,387	Metso OYJ	161,440
11,118	Neste OYJ	423,871
141,964	Nokia OYJ	498,181
84,150	Nordea Bank Abp	940,110
2,646	Orion OYJ, Class B Shares	105,025
11,794	Sampo OYJ, Class A Shares	516,468
15,939	Stora Enso OYJ, Class R Shares	206,992
12,360	TietoEVRY OYJ	270,888
13,823	UPM-Kymmene OYJ	483,124
13,194	Wartsila OYJ Abp	182,212

	Total Finland	8,429,873

France - 11.4%
17,757	Accor SA	616,474
896	Aeroports de Paris SA	110,537
54,946	Air Liquide SA	10,397,748
15,523	Airbus SE	2,308,217

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.4% - (continued)
397,661	Alstom SA	$4,936,674
1,540	Amundi SA(d)	94,863
10,020	Arkema SA	1,018,460
186,242	AXA SA	5,802,736
1,024	BioMerieux	110,189
55,325	BNP Paribas SA	3,484,375
21,877	Bollore SE	125,013
5,089	Bouygues SA	193,533
7,265	Bureau Veritas SA	176,029
4,148	Capgemini SE	849,765
267,928	Carrefour SA	5,074,344
12,131	Cie de Saint-Gobain SA	790,681
17,669	Cie Generale des Etablissements Michelin SCA	593,030
1,360	Covivio SA, REIT	66,465
29,699	Credit Agricole SA	389,022
119,952	Danone SA	7,703,791
516	Dassault Aviation SA	102,633
105,240	Dassault Systemes SE	4,937,842
6,522	Edenred SE	354,626
8,841	Eiffage SA	895,954
30,757	Elis SA	592,722
47,502	Engie SA	823,595
22,657	EssilorLuxottica SA	4,329,256
1,091	Eurazeo SE	82,037
1,136	Gecina SA, REIT	125,802
8,834	Getlink SE	161,444
2,178	Hermes International SCA	4,524,870
4,651	Ipsen SA	525,191
12,167	Kering SA	5,242,672
33,396	Klepierre SA, REIT	843,030
11,058	La Francaise des Jeux SAEM(d)	400,507
21,491	Legrand SA	2,072,896
17,093	L’Oréal SA	8,040,981
14,099	LVMH Moët Hennessy Louis Vuitton SE	10,464,420
48,181	Orange SA	593,616
5,337	Pernod Ricard SA	922,088
5,944	Publicis Groupe SA	504,401
577	Remy Cointreau SA	68,737
18,119	Renault SA	710,840
27,981	Rexel SA	674,922
8,889	Safran SA	1,565,154
109,768	Sanofi SA	10,225,859
683	Sartorius Stedim Biotech	153,717
34,035	Schneider Electric SE	6,269,827
711	SEB SA	81,036
18,977	Societe Generale SA	477,306
2,361	Sodexo SA	252,997
3,666	Sopra Steria Group SACA	756,742
20,499	SPIE SA	599,487
17,931	STMicroelectronics NV	853,637
21,199	Technip Energies NV	493,810
1,620	Teleperformance SE	229,645
2,725	Thales SA	406,404
171,134	TotalEnergies SE	11,654,028
3,290	Unibail-Rodamco-Westfield, REIT*	209,565
149,788	Valeo SE	2,169,056
36,245	Vallourec SACA*	533,573
17,529	Veolia Environnement SA	553,551
8,856	Verallia SA(d)	316,614
38,575	Vinci SA	4,723,142
973	Virbac SACA	303,660

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.4% - (continued)
17,714	Vivendi SE	$167,608
32	Wendel SE	2,708
5,911	Worldline SA*(d)	91,291

	Total France	135,927,445

Germany - 7.8%
23,837	adidas AG	4,982,382
21,072	AIXTRON SE	767,108
28,987	Allianz SE, Class Registered Shares	7,275,658
5,108	Aurubis AG	421,677
23,399	BASF SE	1,086,736
75,230	Bayer AG, Class Registered Shares	2,566,480
24,881	Bayerische Motoren Werke AG	2,588,894
13,851	Bechtle AG	684,938
2,681	Beiersdorf AG	375,777
3,572	Brenntag SE	308,472
995	Carl Zeiss Meditec AG	89,184
28,021	Commerzbank AG	342,866
3,003	Continental AG	231,793
5,146	Covestro AG*(d)	270,147
7,477	CTS Eventim AG & Co. KGaA	510,540
14,049	Daimler Truck Holding AG	455,992
4,285	Delivery Hero SE*(d)	135,826
51,365	Deutsche Bank AG, Class Registered Shares	639,237
4,986	Deutsche Boerse AG	946,298
14,770	Deutsche Lufthansa AG, Class Registered Shares*	128,405
15,189	Deutsche Pfandbriefbank AG(d)	93,451
26,341	Deutsche Post AG	1,233,817
367,753	Deutsche Telekom AG, Class Registered Shares	8,800,434
58,692	E.ON SE	762,442
21,591	Encavis AG*	321,117
6,230	Evonik Industries AG	116,190
20,010	Freenet AG	560,220
5,467	Fresenius Medical Care AG & Co. KGaA	224,018
11,166	Fresenius SE & Co. KGaA	353,552
17,405	GEA Group AG	639,364
6,014	Gerresheimer AG	568,286
1,572	Hannover Rueck SE	374,618
3,580	Heidelberg Materials AG	291,437
4,042	HelloFresh SE*	61,803
2,859	Henkel AG & Co. KGaA	199,220
8,027	HUGO BOSS AG	561,638
123,475	Infineon Technologies AG	4,780,919
7,618	KION Group AG	276,232
1,792	Knorr-Bremse AG	112,284
91,339	Lanxess AG	2,217,891
2,092	LEG Immobilien SE*	159,765
20,977	Mercedes-Benz Group AG	1,360,688
25,025	Merck KGaA	4,364,503
1,422	MTU Aero Engines AG	290,757
3,575	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,520,816
1,427	Nemetschek SE	124,302
2,609	Puma SE	167,828
131	Rational AG	83,917
2,254	Rheinmetall AG	677,701
109,233	RWE AG	4,680,320
135,305	SAP SE	21,391,310
7,414	Scout24 SE(d)	515,053
40,074	Siemens AG, Class Registered Shares	6,717,718
12,838	Siemens Energy AG*	152,169
7,415	Siemens Healthineers AG(d)	427,745
3,949	SMA Solar Technology AG*	239,443

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 7.8% - (continued)
3,467	Symrise AG, Class A Shares	$389,392
52,203	TAG Immobilien AG*	713,831
1,565	Talanx AG	113,477
19,685	TeamViewer SE*(d)	284,209
860	Volkswagen AG	111,627
19,358	Vonovia SE	538,018
473	Wacker Chemie AG	57,804
5,536	Zalando SE*(d)	131,831

	Total Germany	92,571,567

Hong Kong - 3.1%
1,035,200	AIA Group Ltd.	8,877,140
730,000	BOC Hong Kong Holdings Ltd.	1,958,939
51,900	Budweiser Brewing Co. APAC Ltd.(d)	92,012
52,500	CK Asset Holdings Ltd.	249,684
69,500	CK Hutchison Holdings Ltd.	349,011
15,500	CK Infrastructure Holdings Ltd.	76,792
374,000	CLP Holdings Ltd.	2,909,145
61,200	ESR Group Ltd.(d)	78,746
1,458	Futu Holdings Ltd., ADR*	78,615
57,000	Galaxy Entertainment Group Ltd.	295,201
1,274,000	Hang Lung Properties Ltd.	1,711,782
20,600	Hang Seng Bank Ltd.	229,095
35,894	Henderson Land Development Co., Ltd.	97,537
94,000	HKT Trust & HKT Ltd., Class Miscella Shares	100,270
300,380	Hong Kong & China Gas Co., Ltd.	206,498
28,799	Hong Kong Exchanges & Clearing Ltd.	1,025,312
32,700	Hongkong Land Holdings Ltd.	105,376
60,900	Jardine Matheson Holdings Ltd.	2,353,117
134,000	Kerry Properties Ltd.	225,897
70,180	Link REIT	347,823
43,500	MTR Corp., Ltd.	155,926
37,669	New World Development Co., Ltd.	56,232
38,000	Power Assets Holdings Ltd.	198,252
1,121,470	Prudential PLC	12,278,891
88,646	Sino Land Co., Ltd.	89,384
33,000	SITC International Holdings Co., Ltd.	49,916
38,000	Sun Hung Kai Properties Ltd.	373,531
13,000	Swire Pacific Ltd., Class A Shares	84,455
29,000	Swire Properties Ltd.	56,481
114,500	Techtronic Industries Co., Ltd.	1,169,782
430,000	United Laboratories International Holdings Ltd. (The)	440,382
205,500	WH Group Ltd.(d)	131,711
27,000	Wharf Holdings Ltd. (The)	70,167
46,000	Wharf Real Estate Investment Co., Ltd.	145,301
52,000	Xinyi Glass Holdings Ltd.	60,035

	Total Hong Kong	36,728,438

India - 0.2%
95,297	HDFC Bank Ltd.	1,784,694

Indonesia - 0.1%
2,065,500	Bank Central Asia Tbk PT	1,196,665

Ireland - 1.3%
5,089	AerCap Holdings NV*	347,172
37,312	AIB Group PLC	173,228
124,487	Bank of Ireland Group PLC	1,164,851
19,019	CRH PLC	1,199,578
88,650	Dalata Hotel Group PLC	398,522
6,940	DCC PLC	468,410
145,573	Experian PLC	5,341,649
4,586	Flutter Entertainment PLC*	716,981
36,555	Glanbia PLC	616,552
11,671	James Hardie Industries PLC, CDI*	374,041

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Ireland - 1.3% - (continued)
3,938	Kerry Group PLC, Class A Shares	$319,230
3,820	Kingspan Group PLC	303,242
30,900	Ryanair Holdings PLC, ADR*	3,652,998
6,428	Smurfit Kappa Group PLC	244,046

	Total Ireland	15,320,500

Isle of Man - 0.0%@
51,065	Playtech PLC*	264,913

Israel - 0.3%
1,049	Azrieli Group Ltd.	60,984
31,382	Bank Hapoalim BM	265,821
38,141	Bank Leumi Le-Israel BM	286,051
2,386	Check Point Software Technologies Ltd.*	348,356
1,132	CyberArk Software Ltd.*	225,574
752	Elbit Systems Ltd.	149,860
2,737	Global E-Online Ltd.*	93,742
22,945	ICL Group Ltd.	115,561
1	Isracard Ltd.	3
30,567	Israel Discount Bank Ltd., Class A Shares	147,591
4,328	Mizrahi Tefahot Bank Ltd.	154,457
694	Monday.com Ltd.*	124,809
1,673	Nice Ltd.*	318,909
24,796	Perion Network Ltd.*(b)	700,239
29,663	Teva Pharmaceutical Industries Ltd., ADR*	291,291
1,538	Wix.com Ltd.*	156,107

	Total Israel	3,439,355

Italy - 2.8%
3,718	Amplifon SpA	115,914
26,282	Assicurazioni Generali SpA	544,873
160,456	Banco BPM SpA	887,496
20,910	Buzzi SpA	610,475
14,677	Davide Campari-Milano NV	160,398
680	DiaSorin SpA	64,541
1,246,679	Enel SpA	8,829,356
61,609	Eni SpA	1,018,933
9,743	ERG SpA	279,271
11,294	Ferrari NV	4,068,220
169,495	FinecoBank Banca Fineco SpA	2,284,298
10,003	Infrastrutture Wireless Italiane SpA(d)	123,607
406,194	Intesa Sanpaolo SpA	1,169,188
171,289	Iren SpA	380,800
35,548	Leonardo SpA	544,855
15,200	Mediobanca Banca di Credito Finanziario SpA	178,404
5,447	Moncler SpA	302,881
14,585	Nexi SpA*(d)	113,967
12,910	Poste Italiane SpA(d)	139,208
6,767	Prysmian SpA	261,625
52,297	Recordati Industria Chimica e Farmaceutica SpA	2,521,775
221,944	Saras SpA	359,902
53,554	Snam SpA	270,123
250,258	Telecom Italia SpA*	72,660
37,248	Terna - Rete Elettrica Nazionale	300,067
303,114	UniCredit SpA	8,253,374

	Total Italy	33,856,211

Japan - 18.0%
15,900	Adastria Co., Ltd.	409,048
19,600	Advantest Corp.	613,364
17,100	Aeon Co., Ltd.	353,499
5,100	AGC Inc.	185,036
3,600	Aisin Corp.	132,770
11,600	Ajinomoto Co., Inc.	431,213
38,200	Alps Alpine Co., Ltd.	334,513

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.0% - (continued)
36,100	Amada Co., Ltd.	$361,774
3,900	ANA Holdings Inc.*	80,385
12,600	Asahi Group Holdings Ltd.	464,185
5,400	Asahi Intecc Co., Ltd.	105,811
34,000	Asahi Kasei Corp.	235,766
12,300	Asics Corp.	442,224
47,600	Astellas Pharma Inc.	581,898
2,800	Azbil Corp.	90,394
15,800	Bandai Namco Holdings Inc.	314,292
14,000	BayCurrent Consulting Inc.	471,255
13,600	BIPROGY Inc.	392,795
82,100	Bridgestone Corp.	3,383,348
6,100	Brother Industries Ltd.	102,928
26,400	Canon Inc.	678,799
5,000	Capcom Co., Ltd.	168,292
18,900	Central Japan Railway Co.	452,883
13,100	Chiba Bank Ltd. (The)	97,943
17,500	Chubu Electric Power Co., Inc.	216,006
17,400	Chugai Pharmaceutical Co., Ltd.	619,589
61,100	Citizen Watch Co., Ltd.	357,936
26,900	Concordia Financial Group Ltd.	126,124
31,100	Credit Saison Co., Ltd.	521,486
5,400	Dai Nippon Printing Co., Ltd.	151,593
63,300	Daicel Corp.	607,845
15,700	Daido Steel Co., Ltd.	724,609
7,500	Daifuku Co., Ltd.	141,703
11,300	Daihen Corp.	445,378
24,900	Dai-ichi Life Holdings Inc.	517,895
48,200	Daiichi Sankyo Co., Ltd.	1,306,082
41,100	Daikin Industries Ltd.	6,158,133
1,700	Daito Trust Construction Co., Ltd.	187,179
15,500	Daiwa House Industry Co., Ltd.	439,836
54	Daiwa House REIT Investment Corp., Class A Shares	96,053
36,100	Daiwa Securities Group Inc.	233,278
45,300	Denso Corp.	708,995
5,800	Dentsu Group Inc.	155,580
2,400	Disco Corp.	514,104
16,900	DMG Mori Co., Ltd.	302,337
7,900	East Japan Railway Co.	426,394
9,300	Ebara Corp.	526,295
6,500	Eisai Co., Ltd.	336,888
71,150	ENEOS Holdings Inc.	279,748
353,600	FANUC Corp.	9,790,978
4,600	Fast Retailing Co., Ltd.	1,169,001
3,600	Fuji Electric Co., Ltd.	150,964
13,400	Fuji Soft Inc.	542,157
45,100	FUJIFILM Holdings Corp.	2,639,596
62,100	Fujikura Ltd.	478,152
4,700	Fujitsu Ltd.	677,339
14,500	FULLCAST Holdings Co., Ltd.	187,865
4,600	Fuyo General Lease Co., Ltd.	373,093
111	GLP J-REIT	104,660
4,000	Goldwin Inc.	311,893
3,500	Hamamatsu Photonics KK	138,610
5,700	Hankyu Hanshin Holdings Inc.	172,110
600	Hikari Tsushin Inc.	93,253
845	Hirose Electric Co., Ltd.	94,499
3,400	Hitachi Construction Machinery Co., Ltd.	88,179
60,500	Hitachi Ltd.	4,199,995
122,100	Honda Motor Co., Ltd.	1,247,426
5,500	Horiba Ltd.	370,344

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.0% - (continued)
2,600	Hoshizaki Corp.	$82,739
45,700	Hoya Corp.	5,155,019
11,600	Hulic Co., Ltd.	115,055
2,800	Ibiden Co., Ltd.	132,297
4,937	Idemitsu Kosan Co., Ltd.	132,713
3,900	Iida Group Holdings Co., Ltd.	58,265
50,800	INFRONEER Holdings Inc.	535,809
25,400	Inpex Corp.	344,783
42,900	Internet Initiative Japan Inc.	770,455
885	Invincible Investment Corp., REIT	357,920
14,300	Isuzu Motors Ltd.	189,135
30,700	ITOCHU Corp.	1,194,784
45,000	J Front Retailing Co., Ltd.	411,789
3,700	Japan Airlines Co., Ltd.	70,124
93,700	Japan Exchange Group Inc.	1,911,864
173	Japan Metropolitan Fund Invest, REIT	115,037
38,400	Japan Post Bank Co., Ltd.	379,424
54,500	Japan Post Holdings Co., Ltd.	479,997
4,900	Japan Post Insurance Co., Ltd.	91,408
32	Japan Real Estate Investment Corp., REIT	124,220
31,400	Japan Tobacco Inc.	805,821
12,700	Jeol Ltd.	503,711
15,100	JFE Holdings Inc.	223,653
23,500	JGC Holdings Corp.	265,866
4,400	JSR Corp.	120,935
10,400	Kajima Corp.	164,292
11,700	Kaneka Corp.	293,536
17,200	Kansai Electric Power Co., Inc. (The)	229,166
12,600	Kao Corp.	483,850
3,400	Kawasaki Kisen Kaisha Ltd.	118,752
133,500	KDDI Corp.	4,170,507
348	KDX Realty Investment Corp., REIT, Class A Shares	398,189
3,200	Keisei Electric Railway Co., Ltd.	128,875
19,100	Keyence Corp.	8,125,342
3,800	Kikkoman Corp.	232,876
4,500	Kintetsu Group Holdings Co., Ltd.	125,979
20,600	Kirin Holdings Co., Ltd.	290,184
3,700	Kobe Bussan Co., Ltd.	97,482
3,200	Koei Tecmo Holdings Co., Ltd.	39,144
5,300	Koito Manufacturing Co., Ltd.	80,131
7,800	Kokusai Electric Corp.*(b)	174,421
23,700	Komatsu Ltd.	604,306
5,900	Komeri Co., Ltd.	125,620
3,000	Konami Group Corp.	148,430
900	Kose Corp.	63,832
135,800	Kubota Corp.	1,945,161
8,300	Kyocera Corp.	459,957
6,700	Kyowa Kirin Co., Ltd.	111,619
2,000	Lasertec Corp.	442,482
72,900	LY Corp.	208,769
10,800	M3 Inc.	178,731
43,800	Makita Corp.	1,153,723
37,500	Marubeni Corp.	585,393
8,300	MatsukiyoCocokara & Co.	143,113
15,900	Mazda Motor Corp.	167,312
2,700	McDonald’s Holdings Co. Japan Ltd.	114,994
166,500	Mebuki Financial Group Inc.	500,425
6,200	MEIJI Holdings Co., Ltd.	143,075
10,100	MINEBEA MITSUMI Inc.	192,323
167,600	MISUMI Group Inc.	2,729,879
31,500	Mitsubishi Chemical Group Corp.	206,156

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.0% - (continued)
30,300	Mitsubishi Corp.	$1,411,066
50,300	Mitsubishi Electric Corp.	690,423
29,300	Mitsubishi Estate Co., Ltd.	395,459
21,700	Mitsubishi HC Capital Inc.	141,499
33,400	Mitsubishi Heavy Industries Ltd.	1,884,644
299,400	Mitsubishi UFJ Financial Group Inc.	2,564,445
33,600	Mitsui & Co., Ltd.	1,217,910
4,200	Mitsui Chemicals Inc.	122,881
23,200	Mitsui Fudosan Co., Ltd.	544,554
9,300	Mitsui OSK Lines Ltd.	254,638
63,590	Mizuho Financial Group Inc.	1,079,032
6,400	MonotaRO Co., Ltd.	64,602
17,200	Morinaga Milk Industry Co., Ltd.	320,051
54,500	MS&AD Insurance Group Holdings Inc.	2,041,716
589,200	Murata Manufacturing Co., Ltd.	11,501,676
23,100	Nakanishi Inc.	373,445
6,500	NEC Corp.	362,205
9,500	Nexon Co., Ltd.	204,213
36,400	Nichicon Corp.	361,984
10,700	Nidec Corp.	405,269
27,200	Nintendo Co., Ltd.	1,268,416
68	Nippon Accommodations Fund Inc., REIT, Class A Shares	278,981
38	Nippon Building Fund Inc., REIT	159,274
1,800	Nippon Express Holdings Inc.	98,136
26,200	Nippon Paint Holdings Co., Ltd.	196,338
54	Nippon Prologis REIT Inc.	102,358
4,300	Nippon Sanso Holdings Corp.	112,914
22,200	Nippon Steel Corp.	518,541
787,300	Nippon Telegraph & Telephone Corp.	922,407
12,000	Nippon Yusen KK	321,525
3,700	Nissan Chemical Corp.	134,886
57,200	Nissan Motor Co., Ltd.	225,912
1,800	Nissin Foods Holdings Co., Ltd.	178,450
95,900	Nissui Corp.	477,331
16,500	Nitori Holdings Co., Ltd.	1,897,430
3,700	Nitto Denko Corp.	263,137
76,500	Nomura Holdings Inc.	312,237
3,000	Nomura Real Estate Holdings Inc.	73,012
105	Nomura Real Estate Master Fund Inc., REIT	120,206
10,280	Nomura Research Institute Ltd.	288,635
15,500	NTT Data Group Corp.	188,375
16,000	Obayashi Corp.	134,837
19,700	Obic Co., Ltd.	3,013,598
8,700	Odakyu Electric Railway Co., Ltd.	122,228
20,700	Oji Holdings Corp.	76,792
6,500	OKUMA Corp.	271,990
31,500	Olympus Corp.	465,805
4,800	Omron Corp.	201,540
10,700	Ono Pharmaceutical Co., Ltd.	196,653
1,900	Open House Group Co., Ltd.	52,971
1,100	Oracle Corp. Japan	84,998
28,400	Oriental Land Co., Ltd.	964,514
30,200	ORIX Corp.	551,422
9,300	Osaka Gas Co., Ltd.	180,703
2,800	Otsuka Corp.	114,096
10,800	Otsuka Holdings Co., Ltd.	415,067
9,400	Pan Pacific International Holdings Corp.	203,891
56,400	Panasonic Holdings Corp.	581,919
30,100	Park24 Co., Ltd.*	362,505
36,900	Rakuten Group Inc.	145,937
84,300	Recruit Holdings Co., Ltd.	3,144,025

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.0% - (continued)
39,500	Renesas Electronics Corp.*	$696,946
80,700	Rengo Co., Ltd.	509,826
56,400	Resona Holdings Inc.	292,688
10,500	Resorttrust Inc.	159,600
13,300	Ricoh Co., Ltd.	108,499
8,800	Rohm Co., Ltd.	168,454
93,100	Round One Corp.	371,400
10,700	Sankyo Co., Ltd.	460,662
10,100	Sankyu Inc.	343,834
55,900	Santen Pharmaceutical Co., Ltd.	526,340
39,300	Sanwa Holdings Corp.	563,633
6,000	SBI Holdings Inc.	130,068
3,900	SCSK Corp.	71,773
5,500	Secom Co., Ltd.	382,477
7,100	Seiko Epson Corp.	105,543
114,000	Sekisui Chemical Co., Ltd.	1,618,022
15,200	Sekisui House Ltd.	311,081
52,400	Seven & i Holdings Co., Ltd.	1,945,029
7,900	SG Holdings Co., Ltd.	114,049
8,100	Sharp Corp.	50,668
66,600	Shimadzu Corp.	1,726,702
4,400	Shimamura Co., Ltd.	491,785
9,000	Shimano Inc.	1,384,595
13,600	Shimizu Corp.	89,041
179,200	Shin-Etsu Chemical Co., Ltd.	6,316,943
9,500	Shinko Electric Industries Co., Ltd.	354,401
7,000	Shionogi & Co., Ltd.	329,837
10,400	Shiseido Co., Ltd.	279,653
11,000	Shizuoka Financial Group Inc.	88,862
13,000	SMC Corp.	6,549,637
2,800	Socionext Inc.	247,852
75,400	Softbank Corp.	915,571
26,800	SoftBank Group Corp.	1,092,144
7,700	Sompo Holdings Inc.	351,440
69,600	Sony Group Corp.	5,999,147
2,200	Square Enix Holdings Co., Ltd.	76,307
16,300	Subaru Corp.	289,080
8,800	SUMCO Corp.	130,947
7,700	Sumitomo Bakelite Co., Ltd.	367,603
34,800	Sumitomo Chemical Co., Ltd.	88,914
27,300	Sumitomo Corp.	572,259
19,400	Sumitomo Electric Industries Ltd.	238,708
16,000	Sumitomo Forestry Co., Ltd.	407,916
6,800	Sumitomo Metal Mining Co., Ltd.	197,207
144,390	Sumitomo Mitsui Financial Group Inc.	7,076,811
8,600	Sumitomo Mitsui Trust Holdings Inc.	324,707
7,900	Sumitomo Realty & Development Co., Ltd.	222,985
4,100	Suntory Beverage & Food Ltd.	127,704
9,600	Suzuki Motor Corp.	389,454
62,800	Sysmex Corp.	3,473,333
13,600	T&D Holdings Inc.	200,758
4,200	Taisei Corp.	142,695
178,554	Takeda Pharmaceutical Co., Ltd.	5,047,044
16,900	Takeuchi Manufacturing Co., Ltd.	494,416
10,200	TDK Corp.	474,439
153,200	Terumo Corp.	4,891,391
5,300	TIS Inc.	111,989
4,700	Tobu Railway Co., Ltd.	116,020
2,900	Toho Co., Ltd.	100,509
41,700	Tokai Carbon Co., Ltd.	306,969
47,500	Tokio Marine Holdings Inc.	1,166,883

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.0% - (continued)
42,400	Tokyo Electric Power Co. Holdings Inc.*	$180,881
12,300	Tokyo Electron Ltd.	1,974,116
9,600	Tokyo Gas Co., Ltd.	222,285
10,400	Tokyo Seimitsu Co., Ltd.	603,354
30,400	Tokyo Tatemono Co., Ltd.	431,743
14,900	Tokyu Corp.	174,633
49,700	Tokyu Fudosan Holdings Corp.	307,217
6,000	TOPPAN Holdings Inc.	140,499
38,200	Toray Industries Inc.	198,306
2,297	Toshiba Corp.*	71,274
7,000	Tosoh Corp.	93,010
4,100	TOTO Ltd.	105,134
10,700	Toyo Suisan Kaisha Ltd.	569,074
30,800	Toyo Tire Corp.	510,011
22,300	Toyoda Gosei Co., Ltd.	446,196
14,900	Toyota Industries Corp.	1,281,122
396,100	Toyota Motor Corp.	7,506,225
5,600	Toyota Tsusho Corp.	310,586
3,800	Trend Micro Inc.	191,132
10,600	Unicharm Corp.	340,283
6,200	USS Co., Ltd.	121,175
5,900	West Japan Railway Co.	232,971
7,300	Yakult Honsha Co., Ltd.	162,579
56,700	Yamaguchi Financial Group Inc.	497,498
3,500	Yamaha Corp.	81,881
8,300	Yamaha Motor Co., Ltd.	212,054
7,100	Yamato Holdings Co., Ltd.	126,053
6,500	Yaskawa Electric Corp.	249,567
5,600	Yokogawa Electric Corp.	105,712
2,700	Zensho Holdings Co., Ltd.	149,643
3,100	ZOZO Inc.	65,433

	Total Japan	214,979,045

Jordan - 0.0%@
24,985	Hikma Pharmaceuticals PLC	545,059

Luxembourg - 0.1%
20,246	ArcelorMittal SA	511,238
3,334	Eurofins Scientific SE	193,938
11,668	Tenaris SA	200,203

	Total Luxembourg	905,379

Macau - 0.0%@
222,800	MGM China Holdings Ltd.*	245,323
59,200	Sands China Ltd.*	145,394

	Total Macau	390,717

Netherlands - 4.4%
12,450	ABN AMRO Bank NV, Dutch Certificate, GDR(d)	167,244
575	Adyen NV*(d)	673,768
41,828	Aegon Ltd.	229,115
89,909	Akzo Nobel NV	6,909,095
1,544	Argenx SE*	690,387
1,203	ASM International NV	619,269
24,145	ASML Holding NV	16,439,980
19,638	ASR Nederland NV	904,990
7,448	BE Semiconductor Industries NV	1,042,283
6,078	Euronext NV(d)	505,453
2,523	EXOR NV	245,518
33,507	Fugro NV*	616,037
3,428	Heineken Holding NV	266,351
7,589	Heineken NV	693,916
1,548	IMCD NV	239,433
417,990	ING Groep NV	5,870,691
3,106	JDE Peet’s NV	83,267

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.4% - (continued)
24,761	Koninklijke Ahold Delhaize NV	$716,143
85,703	Koninklijke KPN NV	293,841
281,977	Koninklijke Philips NV*	5,768,821
7,356	NN Group NV	279,735
16,014	OCI NV	344,640
276,841	Pharming Group NV*	318,910
38,309	Prosus NV*	1,269,711
6,123	QIAGEN NV*	250,718
2,727	Randstad NV	162,121
57,772	Stellantis NV	1,256,520
89,222	Universal Music Group NV	2,361,237
20,734	Wolters Kluwer NV	2,851,953

	Total Netherlands	52,071,147

New Zealand - 0.1%
35,093	Auckland International Airport Ltd.	171,485
15,833	Fisher & Paykel Healthcare Corp., Ltd.	229,579
18,172	Mercury NZ Ltd.	69,695
31,915	Meridian Energy Ltd.	102,611
46,242	Spark New Zealand Ltd.	147,713
3,844	Xero Ltd.*	262,349

	Total New Zealand	983,432

Norway - 0.4%
7,856	Adevinta ASA, Class B Shares*	81,280
8,447	Aker BP ASA	240,624
117,884	DNB Bank ASA	2,244,489
23,584	Equinor ASA	754,514
4,942	Gjensidige Forsikring ASA	83,140
2,191	Kongsberg Gruppen ASA	93,998
12,026	Mowi ASA	213,805
182,835	Norsk Hydro ASA	1,060,365
18,559	Orkla ASA	136,733
1,793	Salmar ASA	98,303
16,758	Telenor ASA	180,295
4,669	Yara International ASA	158,224

	Total Norway	5,345,770

Portugal - 0.2%
83,018	EDP - Energias de Portugal SA	397,267
13,469	Galp Energia SGPS SA	201,049
66,165	Jeronimo Martins SGPS SA	1,639,347

	Total Portugal	2,237,663

Singapore - 1.0%
1,803,858	CapitaLand Ascendas REIT	3,821,485
131,450	CapitaLand Integrated Commercial Trust, REIT	179,177
73,000	CapitaLand Investment Ltd.	165,667
13,900	City Developments Ltd.	65,126
47,200	DBS Group Holdings Ltd.	1,121,913
338,200	Frasers Logistics & Commercial Trust, REIT	280,944
149,400	Genting Singapore Ltd.	102,091
46,158	Grab Holdings Ltd., Class A Shares*	140,320
2,800	Jardine Cycle & Carriage Ltd.	59,951
39,800	Keppel Corp., Ltd.	198,727
85,429	Mapletree Logistics Trust, REIT	103,019
61,400	Mapletree Pan Asia Commercial Trust, REIT	63,005
88,200	Oversea-Chinese Banking Corp., Ltd.	829,626
9,349	Sea Ltd., ADR*	338,621
1,278,419	Seatrium Ltd.*	100,457
186,700	Sembcorp Industries Ltd.	718,583
41,250	Singapore Airlines Ltd.	195,743
17,300	Singapore Exchange Ltd.	122,139
45,300	Singapore Technologies Engineering Ltd.	125,763
214,700	Singapore Telecommunications Ltd.	371,247

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 1.0% - (continued)
150,803	United Overseas Bank Ltd.	$3,073,658
13,271	UOL Group Ltd.	58,728
54,700	Wilmar International Ltd.	148,681

	Total Singapore	12,384,671

South Korea - 2.0%
17,312	Classys Inc.	556,155
4,758	Dentium Co., Ltd.	460,568
1,695	Hanmi Pharm Co., Ltd.	400,141
4,995	HD Hyundai Electric Co., Ltd.	323,673
6,054	JYP Entertainment Corp.	447,805
7,700	LOTTE Fine Chemical Co., Ltd.	341,606
850	NongShim Co., Ltd.	265,362
268,635	Samsung Electronics Co., Ltd.	15,017,368
23,700	Samsung Engineering Co., Ltd.*	461,064
3,647	Samsung SDI Co., Ltd.	1,327,631
32,692	SK Hynix Inc.	3,376,057
19,045	SOLUM Co., Ltd.*	401,249
9,006	Youngone Corp.	303,162

	Total South Korea	23,681,841

Spain - 3.2%
610	Acciona SA	86,259
43,561	Acerinox SA	477,961
5,932	ACS Actividades de Construccion y Servicios SA	236,970
29,233	Aena SME SA(d)	5,035,432
86,727	Amadeus IT Group SA	5,943,693
5,599	Applus Services SA	60,488
498,189	Banco Bilbao Vizcaya Argentaria SA	4,632,523
423,188	Banco Santander SA	1,753,178
105,394	Bankinter SA	739,780
465,295	CaixaBank SA	2,094,224
15,065	Cellnex Telecom SA(d)	576,528
16,014	Cia de Distribucion Integral Logista Holdings SA	414,735
1,960	Corp. ACCIONA Energias Renovables SA	58,163
8,634	EDP Renovaveis SA	157,822
3,916	Enagas SA	71,654
8,821	Endesa SA	184,295
13,817	Ferrovial SE	478,457
7,371	Grifols SA*	104,452
576,788	Iberdrola SA	7,133,550
24,381	Indra Sistemas SA	376,466
134,760	Industria de Diseno Textil SA	5,562,315
7,711	Laboratorios Farmaceuticos Rovi SA	471,739
65,440	Merlin Properties Socimi SA, REIT	662,023
3,296	Naturgy Energy Group SA	98,430
6,811	Redeia Corp. SA	114,214
34,148	Repsol SA	524,205
130,198	Telefonica SA(b)	561,628

	Total Spain	38,611,184

Sweden - 2.1%
7,749	Alfa Laval AB	289,336
85,310	Assa Abloy AB, Class B Shares	2,186,477
70,522	Atlas Copco AB, Class A Shares	1,088,950
272,045	Atlas Copco AB, Class B Shares	3,592,513
17,053	Avanza Bank Holding AB(b)	334,470
9,511	Beijer Ref AB, Class B Shares	105,491
7,491	Boliden AB	199,890
16,260	Epiroc AB, Class A Shares	303,408
10,820	Epiroc AB, Class B Shares	170,305
8,974	EQT AB(b)	212,522
15,985	Essity AB, Class B Shares	399,868
4,713	Evolution AB(d)	490,059

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.1% - (continued)
16,504	Fastighets AB Balder, Class B Shares*	$97,888
5,652	Getinge AB, Class B Shares	120,331
17,610	H & M Hennes & Mauritz AB, Class B Shares	281,843
53,447	Hexagon AB, Class B Shares	535,867
2,318	Holmen AB, Class B Shares	97,276
10,691	Husqvarna AB, Class B Shares	81,811
3,371	Industrivarden AB, Class A Shares	101,480
3,815	Industrivarden AB, Class C Shares	114,802
7,668	Indutrade AB	168,663
4,018	Investment AB Latour, Class B Shares	90,040
45,305	Investor AB, Class B Shares	941,987
1,878	L E Lundbergforetagen AB, Class B Shares	91,435
6,664	Lifco AB, Class B Shares	144,575
10,831	Loomis AB, Class B Shares	288,788
108,797	Nibe Industrier AB, Class B Shares	645,114
2,368	Saab AB, Class B Shares	121,590
4,776	Sagax AB, Class B Shares	108,249
163,506	Sandvik AB	3,228,935
12,153	Securitas AB, Class B Shares	109,408
41,649	Skandinaviska Enskilda Banken AB, Class A Shares	503,942
8,407	Skanska AB, Class B Shares	135,022
8,462	SKF AB, Class B Shares	159,173
12,587	Spotify Technology SA*	2,329,979
315,517	Storskogen Group AB, Class B Shares	232,147
16,329	Svenska Cellulosa AB SCA, Class B Shares	242,552
204,113	Svenska Handelsbanken AB, Class A Shares	1,932,732
22,200	Swedbank AB, Class A Shares	407,585
4,811	Swedish Orphan Biovitrum AB*	114,378
13,201	Tele2 AB, Class B Shares	103,566
75,953	Telefonaktiebolaget LM Ericsson, Class B Shares	374,646
69,034	Telia Co. AB	163,655
17,657	Trelleborg AB, Class B Shares	548,345
4,948	Volvo AB, Class A Shares	116,843
39,650	Volvo AB, Class B Shares	919,322
14,725	Volvo Car AB, Class B Shares*	48,078
47,307	Wihlborgs Fastigheter AB	384,677

	Total Sweden	25,460,013

Switzerland - 8.7%
41,779	ABB Ltd., Class Registered Shares	1,659,116
11,783	Accelleron Industries AG	339,027
11,312	Adecco Group AG, Class Registered Shares	545,451
40,200	Alcon Inc.	3,032,667
2,436	Avolta AG*	85,054
859	Bachem Holding AG, Class B Shares	63,922
3,776	Baloise Holding AG, Class Registered Shares	577,894
818	Banque Cantonale Vaudoise, Class Registered Shares	99,717
88	Barry Callebaut AG, Class Registered Shares	146,784
515	BKW AG	90,950
796	Bucher Industries AG, Class Registered Shares	314,435
139	Chocoladefabriken Lindt & Spruengli AG	1,718,142
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	366,517
47,825	Cie Financiere Richemont SA, Class Registered Shares	5,987,469
6,689	Clariant AG, Class Registered Shares*	100,139
28,346	Coca-Cola HBC AG*	787,145
4,868	DSM-Firmenich AG	461,527
173	EMS-Chemie Holding AG, Class Registered Shares	122,278
2,097	Flughafen Zurich AG, Class Registered Shares	444,406
7,618	Galenica AG(d)	632,200
880	Geberit AG, Class Registered Shares	493,822
241	Givaudan SA, Class Registered Shares	902,024
274,043	Glencore PLC	1,536,540

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 8.7% - (continued)
1,066	Helvetia Holding AG, Class Registered Shares	$145,759
13,522	Holcim AG*	995,307
13,651	Julius Baer Group Ltd.	691,698
14,213	Kuehne + Nagel International AG, Class Registered Shares	4,114,506
6,882	Logitech International SA, Class Registered Shares	600,884
11,696	Lonza Group AG, Class Registered Shares	4,529,041
129,737	Nestlé SA, Class Registered Shares	14,769,738
141,432	Novartis AG, Class Registered Shares	13,831,297
600	Partners Group Holding AG	792,524
6,016	PSP Swiss Property AG, Class Registered Shares	795,748
78,503	Roche Holding AG	21,200,481
11,010	Sandoz Group AG*	314,482
1,099	Schindler Holding AG	246,072
580	Schindler Holding AG, Class Registered Shares	124,321
28,335	SGS SA, Class Registered Shares	2,409,406
702	Siegfried Holding AG, Class Registered Shares*	632,483
7,531	SIG Group AG*	176,393
7,244	Sika AG, Class Registered Shares	1,964,960
1,293	Sonova Holding AG, Class Registered Shares	374,050
2,937	Straumann Holding AG, Class Registered Shares	404,126
5,488	Sulzer AG, Class Registered Shares	546,695
715	Swatch Group AG (The)	187,842
1,832	Swatch Group AG (The), Class Registered Shares	91,882
762	Swiss Life Holding AG, Class Registered Shares	488,835
2,099	Swiss Prime Site AG, Class Registered Shares	211,366
8,053	Swiss Re AG	950,252
674	Swisscom AG, Class Registered Shares	393,133
2,858	Swissquote Group Holding SA, Class Registered Shares	651,027
5,991	Temenos AG, Class Registered Shares	510,430
140,782	UBS Group AG, Class Registered Shares	3,966,009
9,320	VAT Group AG(d)	4,339,646
4,172	Zurich Insurance Group AG	2,088,096

	Total Switzerland	104,045,715

Taiwan - 0.5%
57,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,043,377
46,600	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,534,646

	Total Taiwan	5,578,023

United Kingdom - 16.6%
25,633	3i Group PLC	724,305
8,271	4imprint Group PLC(b)	447,946
47,125	Abrdn PLC	97,084
6,555	Admiral Group PLC	223,907
33,158	Anglo American PLC	898,341
15,641	ARM Holdings PLC, ADR*(b)	961,922
11,463	Ashtead Group PLC	690,287
8,670	Associated British Foods PLC	260,509
117,343	AstraZeneca PLC	15,014,973
22,699	Auto Trader Group PLC(d)	207,948
72,657	Aviva PLC	383,250
79,215	BAE Systems PLC	1,050,995
105,824	Balfour Beatty PLC	434,701
4,253,327	Barclays PLC	7,633,797
24,319	Barratt Developments PLC	158,180
63,209	Beazley PLC	428,715
37,433	Berkeley Group Holdings PLC	2,197,959
1,708,430	BP PLC	10,347,458
186,761	British American Tobacco PLC	5,943,130
64,304	British Land Co. PLC (The), REIT	286,301
171,793	BT Group PLC	267,357
52,420	Bunzl PLC	1,992,103
84,875	Burberry Group PLC	1,570,017

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.6% - (continued)
140,506	Centrica PLC	$264,837
5,459	Coca-Cola Europacific Partners PLC	331,034
347,891	Compass Group PLC	8,803,037
20,781	Computacenter PLC	712,035
124,028	ConvaTec Group PLC(d)	352,723
20,788	Croda International PLC	1,178,567
18,549	CVS Group PLC	349,166
366,973	Diageo PLC	12,845,141
210,798	Dowlais Group PLC	272,683
43,555	Drax Group PLC	240,249
20,024	Dunelm Group PLC	264,221
54,930	easyJet PLC*	314,775
4,587	Endeavour Mining PLC	106,601
22,653	Endeavour Mining PLC(b)	531,391
17,393	Entain PLC	176,832
550,783	GSK PLC	9,906,568
144,911	Haleon PLC	607,701
10,215	Halma PLC	275,127
81,188	Harbour Energy PLC	236,176
8,790	Hargreaves Lansdown PLC	80,030
734,888	HSBC Holdings PLC	5,603,427
54,909	IG Group Holdings PLC	475,647
18,312	IMI PLC	362,316
22,566	Imperial Brands PLC	526,896
53,507	Inchcape PLC	429,082
36,719	Informa PLC	344,778
4,284	InterContinental Hotels Group PLC	331,210
4,394	Intertek Group PLC	221,613
40,753	J Sainsbury PLC	147,399
64,038	JD Sports Fashion PLC	127,065
23,224	JET2 PLC	353,286
877,209	Kingfisher PLC	2,431,122
20,089	Land Securities Group PLC, REIT	158,863
1,170,283	Legal & General Group PLC	3,401,893
1,687,445	Lloyds Banking Group PLC	928,402
11,110	London Stock Exchange Group PLC	1,250,046
151,494	LondonMetric Property PLC, REIT	345,498
55,408	M&G PLC	146,828
171,945	Man Group PLC	456,383
205,782	Marks & Spencer Group PLC	653,630
36,064	Melrose Industries PLC	236,375
11,998	Mondi PLC	213,826
131,166	Moneysupermarket.com Group PLC	452,550
208,109	National Grid PLC	2,701,481
909,678	NatWest Group PLC	2,395,335
3,233	Next PLC	324,477
14,296	Ocado Group PLC*	108,879
81,115	OSB Group PLC	384,331
15,926	Pearson PLC	188,684
7,892	Persimmon PLC	125,078
18,541	Phoenix Group Holdings PLC	109,351
82,654	QinetiQ Group PLC	309,651
165,519	Reckitt Benckiser Group PLC	11,303,044
243,357	RELX PLC	9,360,562
68,329	Rentokil Initial PLC	373,238
70,639	Rio Tinto PLC	4,821,981
3,746,512	Rolls-Royce Holdings PLC*	12,732,662
46,796	Safestore Holdings PLC, REIT	452,773
27,052	Sage Group PLC (The)	386,893
4,299	Savills PLC	43,131
24,043	Schroders PLC	122,002

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United Kingdom - 16.6% - (continued)
156,454		Segro PLC, REIT	$1,605,878
262,240		Serco Group PLC	519,268
6,789		Severn Trent PLC	223,393
544,148		Shell PLC	17,814,784
23,247		Smith & Nephew PLC	301,297
8,704		Smiths Group PLC	181,434
9,235		Spectris PLC	394,285
2,011		Spirax-Sarco Engineering PLC	235,408
136,727		SSE PLC	3,171,098
14,943		St. James’s Place PLC	122,621
61,992		Standard Chartered PLC	515,257
36,265		Tate & Lyle PLC	284,644
292,371		Taylor Wimpey PLC	480,122
186,874		Tesco PLC	675,231
173,272		Tritax Big Box REIT PLC	335,124
205,156		Unilever PLC	9,775,077
18,263		United Utilities Group PLC	252,115
162,313		Virgin Money UK PLC	297,159
606,922		Vodafone Group PLC	547,751
15,349		Weir Group PLC (The)	364,081
164,682		WH Smith PLC	2,640,344
37,522		Whitbread PLC	1,467,969
15,192		Wise PLC, Class A Shares*	150,677
28,717		WPP PLC	257,324

		Total United Kingdom	198,524,108

United States - 0.4%
671		Booking Holdings Inc.*	2,097,345
16,414		International Game Technology PLC	438,746
13,050		Liberty Media Corp.-Liberty Formula One, Class C Shares*	830,763
3,724		Linde PLC	1,540,879

		Total United States	4,907,733

Uruguay - 0.1%
392		MercadoLibre Inc.*	635,220

		TOTAL COMMON STOCKS (Cost - $958,594,304)	1,152,827,702

PREFERRED STOCKS - 0.2%
Germany - 0.2%
1,468		Bayerische Motoren Werke AG, Class Preferred Shares	139,153
14,435		Dr ING hc F Porsche AG, Class Preferred Shares(d)	1,320,581
4,434		Henkel AG & Co. KGaA, Class Preferred Shares	348,275
4,200		Porsche Automobil Holding SE, Class Preferred Shares	205,073
721		Sartorius AG, Class Preferred Shares	232,056
5,304		Volkswagen AG, Class Preferred Shares	613,867

		TOTAL PREFERRED STOCKS (Cost - $2,991,753)	2,859,005

OPEN END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
31,575		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $1,302,570)	1,451,187

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $962,888,627)	1,157,137,894

Face Amount†
SHORT-TERM INVESTMENTS (e) - 2.8%
MONEY MARKET FUND - 0.3%
$ 4,224,923		Invesco STIT - Government & Agency Portfolio, 5.211%, Institutional Class(f) (Cost - $4,224,923)	4,224,923

TIME DEPOSITS - 2.5%
204,631	AUD	ANZ National Bank - Hongkong, 2.900% due 12/1/23	135,200
		BBH - Grand Cayman:
361,448	DKK	2.500% due 12/1/23	52,782
419,618	SEK	2.700% due 12/1/23	39,953

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†	Security	Value
TIME DEPOSITS - 2.5% - (continued)
1 AUD	2.900% due 12/1/23	$1
485,397 NOK	3.090% due 12/1/23	44,847
7,363 NZD	3.350% due 12/1/23	4,534
270,543 GBP	4.160% due 12/1/23	341,561
	BNP Paribas - Paris:
454,142 CHF	0.560% due 12/1/23	518,664
1,315 ZAR	6.570% due 12/1/23	70
969,994 EUR	Citibank - London, 2.810% due 12/1/23	1,055,935
$ 7,374,373	Citibank - New York, 4.680% due 12/1/23	7,374,373
377,633 HKD	HSBC Bank - Hong Kong, 3.220% due 12/1/23	48,344
105,287 SGD	HSBC Bank - Singapore, 2.500% due 12/1/23	78,711
5,673,363	JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	5,673,363
	Royal Bank of Canada - Toronto:
2,338 CAD	3.790% due 12/1/23	1,723
205,669	4.680% due 12/1/23	205,669
85 EUR	Skandinaviska Enskilda Banken AB - Stockholm, 2.810% due 12/1/23	92
	Sumitomo Mitsui Banking Corp. - Tokyo:
32,812,503 JPY	(0.330)% due 12/1/23	221,340
13,715,518	4.680% due 12/1/23	13,715,518

	TOTAL TIME DEPOSITS (Cost - $29,512,680)	29,512,680

	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,737,603)	33,737,603

	TOTAL INVESTMENTS - 99.7% (Cost - $996,626,230)	1,190,875,497

	Other Assets in Excess of Liabilities - 0.3%	3,107,552

	TOTAL NET ASSETS - 100.0%	$1,193,983,049

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $17,986,738 and represents 1.5% of net assets.

(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(f)	Represents investments of collateral received from securities lending transactions.

At November 30, 2023, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 996,626,230	$ 291,802,489	$ (97,510,785)	$ 194,291,704

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	17.3%
Financials	14.8
Health Care	14.6
Consumer Discretionary	11.2
Information Technology	10.9
Consumer Staples	9.7
Materials	6.2
Energy	4.2
Utilities	3.3
Communication Services	3.3
Real Estate	2.0
Short-Term Investments	2.5

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2023, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 Futures	18	12/23	$827,913	$860,407	$32,494
FTSE 100 Index Futures	4	12/23	375,854	376,755	901
SPI 200 Index Futures	2	12/23	230,786	234,351	3,565
TOPIX Index Futures	3	12/23	475,349	480,826	5,477

					$42,437

At November 30, 2023, International Equity Fund had deposited cash of $152,282 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.8%
Brazil - 6.5%
102,731	Ambev SA	$285,738
8,789	Atacadao SA	20,249
894,696	B3 SA - Brasil Bolsa Balcao	2,417,631
35,894	Banco Bradesco SA	104,139
25,022	Banco BTG Pactual SA	180,677
177,836	Banco do Brasil SA	1,960,841
7,586	Banco Santander Brasil SA	47,779
274,792	BB Seguridade Participacoes SA	1,747,476
400,647	CCR SA	1,102,157
23,824	Centrais Eletricas Brasileiras SA	197,777
6,924	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	95,041
13,971	Cia Siderurgica Nacional SA	46,608
274,500	Clear Sale SA*	191,851
699,601	Cosan SA	2,522,967
4,539	CPFL Energia SA	34,167
4,000	Energisa SA	42,894
21,442	Eneva SA*	55,283
73,312	Engie Brasil Energia SA	647,929
21,671	Equatorial Energia SA	149,964
139,945	Fleury SA	488,192
109,708	Hapvida Participacoes e Investimentos SA*(a)	97,405
8,586	Hypera SA	58,927
17,130	JBS SA	80,778
623,200	JSL SA	1,262,366
14,944	Klabin SA	68,527
20,069	Localiza Rent a Car SA	244,810
147	Localiza Rent a Car SA*	1,687
22,790	Lojas Renner SA	75,798
66,160	Magazine Luiza SA*	27,152
365,500	Movida Participacoes SA	826,505
19,733	Natura & Co. Holding SA*	66,111
47,600	NU Holdings Ltd., Class A Shares*	387,464
459,290	Odontoprev SA	1,036,726
81,899	Petroleo Brasileiro SA	627,311
111,052	Petróleo Brasileiro SA, ADR	1,695,764
17,297	PRIO SA*	161,410
26,372	Raia Drogasil SA	150,454
63,686	Rede D’Or Sao Luiz SA(a)	344,182
26,054	Rumo SA	121,220
31,594	Sendas Distribuidora SA	82,998
17,164	Suzano SA	187,543
18,442	TIM SA	64,596
12,300	TOTVS SA	83,242
16,567	Ultrapar Participações SA	84,990
74,291	Vale SA	1,114,678
60,320	Vale SA, Class B Shares, ADR	904,800
520,800	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	976,642
207,523	Vibra Energia SA	984,500
409,026	WEG SA	2,841,272

	Total Brazil	26,999,218

Chile - 0.9%
137,376	Antofagasta PLC	2,448,057
924,977	Banco de Chile	103,915
1,424	Banco de Credito e Inversiones SA	38,242
1,469,702	Banco Santander Chile	72,124
33,447	Cencosud SA	62,127
448,463	Cia Sud Americana de Vapores SA	26,019

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.9% - (continued)
23,513	Empresas CMPC SA	$45,481
7,342	Empresas COPEC SA	54,338
473,707	Enel Americas SA*	55,151
564,409	Enel Chile SA	35,600
23,830	Falabella SA*	55,630
3,807,181	Latam Airlines Group SA*	37,105
11,384	Sociedad Quimica y Minera de Chile SA, ADR	571,932

	Total Chile	3,605,721

China - 21.9%
9,300	360 Security Technology Inc., Class A Shares*	11,303
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	12,100
48,500	3SBio Inc.(a)	45,076
20,000	AAC Technologies Holdings Inc.	56,091
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	18,898
3,000	AECC Aviation Power Co., Ltd., Class A Shares	15,105
111,800	Agricultural Bank of China Ltd., Class A Shares	57,283
613,000	Agricultural Bank of China Ltd., Class H Shares(b)	227,459
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	28,373
13,600	Air China Ltd., Class A Shares*	15,367
40,000	Air China Ltd., Class H Shares*(b)	26,935
11,000	Akeso Inc.*(a)	70,273
483,076	Alibaba Group Holding Ltd.*	4,504,454
34,908	Alibaba Group Holding Ltd., ADR*	2,613,911
31,400	Aluminum Corp. of China Ltd., Class A Shares	24,361
74,000	Aluminum Corp. of China Ltd., Class H Shares(b)	36,567
351	Amlogic Shanghai Co., Ltd., Class A Shares	3,008
2,500	Angel Yeast Co., Ltd., Class A Shares	12,774
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	19,636
329,837	Anhui Conch Cement Co., Ltd., Class H Shares(b)	769,189
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	36,220
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	34,914
200	Anhui Yingjia Distillery Co., Ltd., Class A Shares	2,105
600	Anjoy Foods Group Co., Ltd., Class A Shares	9,596
27,200	ANTA Sports Products Ltd.	281,795
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	14,140
1,342	Autohome Inc., ADR	36,650
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	10,867
8,199	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	3,755
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	19,956
2,200	AVICOPTER PLC, Class A Shares	11,525
3,500	Baidu Inc., ADR*	415,310
48,968	Baidu Inc., Class A Shares*	723,797
19,200	Bank of Beijing Co., Ltd., Class A Shares	12,175
16,600	Bank of Changsha Co., Ltd., Class A Shares	15,781
4,000	Bank of Chengdu Co., Ltd., Class A Shares	6,333
54,930	Bank of China Ltd., Class A Shares	30,686
1,725,000	Bank of China Ltd., Class H Shares(b)	635,476
54,100	Bank of Communications Co., Ltd., Class A Shares	44,216
180,000	Bank of Communications Co., Ltd., Class H Shares(b)	106,229
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	20,595
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	32,979
16,600	Bank of Nanjing Co., Ltd., Class A Shares	16,777
8,290	Bank of Ningbo Co., Ltd., Class A Shares	26,615
29,640	Bank of Shanghai Co., Ltd., Class A Shares	24,438
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	26,275
14,900	Beijing Dabeinong Technology Group Co., Ltd., Class A Shares	15,184
687	Beijing Kingsoft Office Software Inc., Class A Shares	29,036
2,000	Beijing New Building Materials PLC, Class A Shares	6,539
2,600	Beijing Tongrentang Co., Ltd., Class A Shares	19,344
2,733	Beijing United Information Technology Co., Ltd., Class A Shares	13,036
1,218	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	8,333

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	$55,974
200	Betta Pharmaceuticals Co., Ltd., Class A Shares	1,595
1,000	BGI Genomics Co., Ltd., Class A Shares	7,185
4,607	Bilibili Inc., Class Z Shares*	52,154
38,300	BOE Technology Group Co., Ltd., Class A Shares	20,757
2,800	BYD Co., Ltd., Class A Shares	78,085
22,500	BYD Co., Ltd., Class H Shares(b)	602,659
13,500	BYD Electronic International Co., Ltd.	61,676
639	Cambricon Technologies Corp., Ltd., Class A Shares*	13,416
1,820	Canmax Technologies Co., Ltd., Class A Shares	6,144
2,800	CETC Cyberspace Security Technology Co., Ltd., Class A Shares	8,966
254,000	CGN Power Co., Ltd., Class H Shares(a)(b)	61,165
600	Changchun High & New Technology Industry Group Inc., Class A Shares	13,517
1,100	Changjiang Securities Co., Ltd., Class A Shares	857
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	16,014
2,300	Chengxin Lithium Group Co., Ltd., Class A Shares	7,005
2,800	China Baoan Group Co., Ltd., Class A Shares	4,582
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(b)	24,835
203,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	91,792
43,000	China Coal Energy Co., Ltd., Class H Shares(b)	36,426
54,000	China Communications Services Corp., Ltd., Class H Shares(b)	23,023
21,100	China Construction Bank Corp., Class A Shares	18,905
5,391,224	China Construction Bank Corp., Class H Shares(b)	3,117,028
6,200	China CSSC Holdings Ltd., Class A Shares	23,984
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	16,050
47,400	China Energy Engineering Corp., Ltd., Class A Shares	14,130
91,612	China Everbright Bank Co., Ltd., Class A Shares	37,041
52,000	China Everbright Bank Co., Ltd., Class H Shares(b)	14,852
92,000	China Feihe Ltd.(a)	53,986
12,000	China Galaxy Securities Co., Ltd., Class A Shares	21,027
62,000	China Galaxy Securities Co., Ltd., Class H Shares(b)	33,222
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares	16,884
53,000	China Hongqiao Group Ltd.	43,220
3,100	China International Capital Corp., Ltd., Class A Shares	17,629
34,000	China International Capital Corp., Ltd., Class H Shares(a)(b)	53,887
7,200	China Jushi Co., Ltd., Class A Shares	11,170
5,300	China Life Insurance Co., Ltd., Class A Shares	22,302
160,000	China Life Insurance Co., Ltd., Class H Shares(b)	217,037
8,800	China Literature Ltd.*(a)	30,063
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	59,652
68,000	China Mengniu Dairy Co., Ltd.*	212,824
24,400	China Merchants Bank Co., Ltd., Class A Shares	98,387
757,391	China Merchants Bank Co., Ltd., Class H Shares(b)	2,648,662
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	14,301
9,230	China Merchants Securities Co., Ltd., Class A Shares	18,190
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	9,502
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	30,138
116,200	China Minsheng Banking Corp., Ltd., Class H Shares(b)	38,844
78,000	China National Building Material Co., Ltd., Class H Shares(b)	34,749
34,000	China National Nuclear Power Co., Ltd., Class A Shares	33,456
2,470	China National Software & Service Co., Ltd., Class A Shares	11,898
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	14,447
44,000	China Oilfield Services Ltd., Class H Shares(b)	47,342
6,900	China Pacific Insurance Group Co., Ltd., Class A Shares	23,289
60,600	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	128,005
43,800	China Petroleum & Chemical Corp., Class A Shares	33,539
540,000	China Petroleum & Chemical Corp., Class H Shares(b)	277,902
27,800	China Railway Group Ltd., Class A Shares	21,956
93,000	China Railway Group Ltd., Class H Shares(b)	40,869
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	13,989
14,000	China Resources Mixc Lifestyle Services Ltd.(a)	53,039

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
44,500	China Resources Pharmaceutical Group Ltd.(a)	$27,800
400	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	2,720
10,099	China Shenhua Energy Co., Ltd., Class A Shares	44,506
226,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	735,725
20,400	China Southern Airlines Co., Ltd., Class A Shares*	17,585
44,000	China Southern Airlines Co., Ltd., Class H Shares*(b)	21,140
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	39,953
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	26,787
2,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	31,664
1,900	China Tourism Group Duty Free Corp., Ltd., Class H Shares(a)(b)	20,700
1,048,000	China Tower Corp., Ltd., Class H Shares(a)(b)	108,840
40,000	China United Network Communications Ltd., Class A Shares	24,596
15,600	China Vanke Co., Ltd., Class A Shares	24,993
468,695	China Vanke Co., Ltd., Class H Shares(b)	473,956
31,600	China Yangtze Power Co., Ltd., Class A Shares	100,976
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	10,856
52,390	China Zheshang Bank Co., Ltd., Class A Shares	18,554
56,000	Chinasoft International Ltd.*	48,019
1,800	Chongqing Brewery Co., Ltd., Class A Shares	17,958
8,682	Chongqing Changan Automobile Co., Ltd., Class A Shares	24,785
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	27,382
132,000	CITIC Ltd.	124,372
17,365	CITIC Securities Co., Ltd., Class A Shares	52,179
36,925	CITIC Securities Co., Ltd., Class H Shares(b)	76,809
26,600	CMOC Group Ltd., Class A Shares	19,396
75,000	CMOC Group Ltd., Class H Shares(b)	43,086
1,300	CNGR Advanced Material Co., Ltd., Class A Shares	8,952
16,100	CNPC Capital Co., Ltd., Class A Shares	12,996
70,480	Contemporary Amperex Technology Co., Ltd., Class A Shares	1,648,814
45,800	COSCO SHIPPING Development Co., Ltd., Class A Shares	14,934
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	9,763
32,000	COSCO Shipping Energy Transportation Co., Ltd., Class H Shares(b)	31,071
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	29,026
63,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(b)	58,791
268,000	Country Garden Holdings Co., Ltd.*	30,277
52,000	Country Garden Services Holdings Co., Ltd.	49,193
51,400	CRRC Corp., Ltd., Class A Shares	37,424
76,000	CRRC Corp., Ltd., Class H Shares(b)	30,727
8,700	CSC Financial Co., Ltd., Class A Shares	31,423
189,120	CSPC Pharmaceutical Group Ltd.	170,686
21,700	Daqin Railway Co., Ltd., Class A Shares	22,049
1,297	Daqo New Energy Corp., ADR*	30,687
3,283	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	11,950
600	Dongfang Electric Corp., Ltd., Class A Shares	1,224
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	31,138
10,000	East Buy Holding Ltd.*(a)	37,245
19,025	East Money Information Co., Ltd., Class A Shares	39,030
600	Eastroc Beverage Group Co., Ltd., Class A Shares	16,562
900	Ecovacs Robotics Co., Ltd., Class A Shares	5,382
16,600	ENN Energy Holdings Ltd.	115,180
228,699	ENN Natural Gas Co., Ltd., Class A Shares	513,182
2,581	Eve Energy Co., Ltd., Class A Shares	15,251
7,300	Everbright Securities Co., Ltd., Class A Shares	16,619
10,000	Flat Glass Group Co., Ltd., Class H Shares(b)	16,462
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	19,038
5,686	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	30,328
53,500	Fosun International Ltd.	30,507
17,700	Founder Securities Co., Ltd., Class A Shares	21,524
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	31,780
587,000	Fu Shou Yuan International Group Ltd.	381,887
69,800	Full Truck Alliance Co., Ltd., ADR*	522,802

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	$21,612
13,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	63,866
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	17,588
8,120	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(b)	26,150
21,800	GD Power Development Co., Ltd., Class A Shares	12,051
19,684	GDS Holdings Ltd., Class A Shares*	25,062
15,100	GEM Co., Ltd., Class A Shares	11,924
26,000	Genscript Biotech Corp.*	72,313
1,000	GF Securities Co., Ltd., Class A Shares	2,018
31,600	GF Securities Co., Ltd., Class H Shares(b)	39,792
5,700	Giant Network Group Co., Ltd., Class A Shares	9,670
924	Gigadevice Semiconductor Inc., Class A Shares	12,173
4,300	GoerTek Inc., Class A Shares	10,841
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	3,289
1,100	Gongniu Group Co., Ltd., Class A Shares	15,051
2,000	Gotion High-tech Co., Ltd., Class A Shares*	6,204
4,100	Great Wall Motor Co., Ltd., Class A Shares	15,443
44,500	Great Wall Motor Co., Ltd., Class H Shares(b)	63,932
206,200	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	951,275
22,000	Greentown China Holdings Ltd.	23,404
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	13,610
7,700	Guanghui Energy Co., Ltd., Class A Shares	7,828
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(b)	40,815
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	10,973
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	13,976
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	10,164
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	3,805
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	10,911
9,400	Guosen Securities Co., Ltd., Class A Shares	12,507
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	35,109
5,900	Guoyuan Securities Co., Ltd., Class A Shares	5,693
4,416	H World Group Ltd., ADR*	161,537
35,000	Haidilao International Holding Ltd.(a)	69,769
7,300	Haier Smart Home Co., Ltd., Class A Shares	22,599
52,400	Haier Smart Home Co., Ltd., Class H Shares(b)	153,293
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	14,334
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares*	16,639
16,000	Haitian International Holdings Ltd.	40,959
9,300	Haitong Securities Co., Ltd., Class A Shares	12,660
67,200	Haitong Securities Co., Ltd., Class H Shares(b)	37,732
700	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A Shares	757
3,528	Hangzhou First Applied Material Co., Ltd., Class A Shares	11,481
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	9,133
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	3,481
20,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	40,442
1,600	Henan Shenhuo Coal & Power Co., Ltd., Class A Shares	3,531
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	19,359
260,500	Hengan International Group Co., Ltd.	950,438
10,778	Hengli Petrochemical Co., Ltd., Class A Shares*	21,173
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	14,287
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares*	2,871
699	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	13,762
14,100	HLA Group Corp., Ltd., Class A Shares	14,957
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	6,257
35,054	Hoyuan Green Energy Co., Ltd., Class A Shares	162,483
12,000	Hua Hong Semiconductor Ltd.*(a)	27,787
18,400	Huadian Power International Corp., Ltd., Class A Shares	13,184
1,694	Huadong Medicine Co., Ltd., Class A Shares	9,675
15,100	Huafon Chemical Co., Ltd., Class A Shares	14,496
3,500	Huagong Tech Co., Ltd., Class A Shares	14,493
2,260	Hualan Biological Engineering Inc., Class A Shares	7,647

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
22,500	Huaneng Power International Inc., Class A Shares*	$24,289
82,000	Huaneng Power International Inc., Class H Shares*(b)	42,688
7,200	Huatai Securities Co., Ltd., Class A Shares	14,453
35,800	Huatai Securities Co., Ltd., Class H Shares(a)(b)	44,868
10,500	Huaxia Bank Co., Ltd., Class A Shares	8,525
299,799	Huayu Automotive Systems Co., Ltd., Class A Shares	730,322
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	18,188
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	11,927
3,785	Hundsun Technologies Inc., Class A Shares	15,923
7,200	Hygeia Healthcare Holdings Co., Ltd.(a)	44,372
1,100	IEIT Systems Co., Ltd., Class A Shares	5,429
3,900	Iflytek Co., Ltd., Class A Shares	24,452
400	Imeik Technology Development Co., Ltd., Class A Shares	17,057
86,700	Industrial & Commercial Bank of China Ltd., Class A Shares	58,381
1,421,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	672,980
31,400	Industrial Bank Co., Ltd., Class A Shares	64,159
19,760	Industrial Securities Co., Ltd., Class A Shares	16,826
800	Ingenic Semiconductor Co., Ltd., Class A Shares	7,626
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	13,476
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	15,722
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	8,854
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	33,198
29,900	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares*	42,526
26,500	Innovent Biologics Inc.*(a)	155,603
9,276	iQIYI Inc., ADR*	41,649
4,116	JA Solar Technology Co., Ltd., Class A Shares	11,475
2,600	Jason Furniture Hangzhou Co., Ltd., Class A Shares	13,635
4,000	JCET Group Co., Ltd., Class A Shares	17,063
23,100	JD Health International Inc.*(a)	110,156
45,200	JD Logistics Inc.*(a)	55,594
59,525	JD.com Inc., ADR	1,632,771
83,394	JD.com Inc., Class A Shares	1,134,794
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	10,486
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	21,604
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	15,354
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	69,274
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	22,616
1,000	Jiangsu Pacific Quartz Co., Ltd., Class A Shares	12,022
1,800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	29,381
1,430	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	12,945
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	15,293
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	11,295
5,300	Jiangxi Copper Co., Ltd., Class A Shares	13,136
19,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	26,950
9,597	Jinko Solar Co., Ltd., Class A Shares	11,939
800	JiuGui Liquor Co., Ltd., Class A Shares	8,001
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	12,042
2,130	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	2,239
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares*	10,067
1,366	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(c)(d)	2
4,655	Kanzhun Ltd., ADR*	76,947
66,752	KE Holdings Inc., ADR	1,063,359
66,000	Kingdee International Software Group Co., Ltd.*	91,946
22,400	Kingsoft Corp., Ltd.	71,402
50,300	Kuaishou Technology, Class B Shares*(a)	372,531
1,588	Kweichow Moutai Co., Ltd., Class A Shares	398,548
1,596,000	Lenovo Group Ltd.	1,966,968
9,000	Lens Technology Co., Ltd., Class A Shares	16,466
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	10,813
25,206	Li Auto Inc., Class A Shares*	463,284
50,500	Li Ning Co., Ltd.	141,671

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
70,500	Liaoning Port Co., Ltd., Class A Shares	$14,799
14,500	Lingyi iTech Guangdong Co., Class A Shares	13,551
3,100	Livzon Pharmaceutical Group Inc., Class A Shares	15,193
39,500	Longfor Group Holdings Ltd.(a)	69,799
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares	26,974
10,300	Luxi Chemical Group Co., Ltd., Class A Shares	14,328
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	49,071
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	58,082
3,400	Mango Excellent Media Co., Ltd., Class A Shares	12,289
864	Maxscend Microelectronics Co., Ltd., Class A Shares	16,710
11,300	Meihua Holdings Group Co., Ltd., Class A Shares	15,102
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	8,215
292,483	Meituan, Class B Shares*(a)	3,371,695
36,900	Metallurgical Corp. of China Ltd., Class A Shares	16,017
15,000	Microport Scientific Corp.*	24,082
130,000	Midea Group Co., Ltd., Class A Shares	940,417
4,300	Ming Yang Smart Energy Group Ltd., Class A Shares	8,110
8,716	MINISO Group Holding Ltd.	55,889
32,100	MINISO Group Holding Ltd., ADR	813,093
428,000	Minth Group Ltd.	927,076
6,986	Muyuan Foods Co., Ltd., Class A Shares	38,210
4,680	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A Shares	10,270
10,195	NARI Technology Co., Ltd., Class A Shares	31,425
5,493	National Silicon Industry Group Co., Ltd., Class A Shares*	13,587
700	NAURA Technology Group Co., Ltd., Class A Shares	22,998
82,625	NetEase Inc.	1,868,396
2,400	New China Life Insurance Co., Ltd., Class A Shares	10,509
21,000	New China Life Insurance Co., Ltd., Class H Shares(b)	41,713
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	8,959
32,710	New Oriental Education & Technology Group Inc.*	266,037
3,400	Ninestar Corp., Class A Shares	13,160
1,780	Ningbo Deye Technology Co., Ltd., Class A Shares	15,724
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	12,061
1,202	Ningbo Ronbay New Energy Technology Co., Ltd., Class A Shares	6,569
5,200	Ningbo Shanshan Co., Ltd., Class A Shares	9,727
800	Ningbo Tuopu Group Co., Ltd., Class A Shares	8,261
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	20,967
29,916	NIO Inc., ADR*(e)	217,489
43,200	Nongfu Spring Co., Ltd., Class H Shares(a)(b)	246,655
1,000	Oppein Home Group Inc., Class A Shares	11,056
14,464	Orient Securities Co., Ltd., Class A Shares	17,644
2,029	Ovctek China Inc., Class A Shares	6,950
234,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(b)	75,856
4,650	Perfect World Co., Ltd., Class A Shares	8,207
21,700	PetroChina Co., Ltd., Class A Shares	21,795
470,000	PetroChina Co., Ltd., Class H Shares(b)	308,441
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	9,482
144,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	167,202
1,389,980	Ping An Bank Co., Ltd., Class A Shares	1,884,104
15,600	Ping An Healthcare & Technology Co., Ltd.*(a)	34,869
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	90,313
789,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	3,613,639
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	25,857
8,800	Pop Mart International Group Ltd.(a)	26,456
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	27,841
149,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	66,500
22,300	Power Construction Corp. of China Ltd., Class A Shares	15,573
45,000	Proya Cosmetics Co., Ltd., Class A Shares	651,165
2,652	Qifu Technology Inc., ADR	41,159
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	18,421
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	15,114

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	$17,834
11,800	SAIC Motor Corp., Ltd., Class A Shares	24,578
1,400	Sailun Group Co., Ltd., Class A Shares	2,091
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	11,856
800	Sangfor Technologies Inc., Class A Shares*	9,455
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	24,948
9,400	Sany Heavy Industry Co., Ltd., Class A Shares	17,958
7,247	Satellite Chemical Co., Ltd., Class A Shares*	16,196
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	25,511
2,700	Seres Group Co., Ltd., Class A Shares*	28,635
7,700	SF Holding Co., Ltd., Class A Shares	45,542
975	SG Micro Corp., Class A Shares	12,245
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	33,540
10,950	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A Shares	13,628
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	18,237
15,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(b)	30,673
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	9,403
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	6,009
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	11,432
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	59,193
4,620	Shanghai Aiko Solar Energy Co., Ltd., Class A Shares	10,469
2,548	Shanghai Bairun Investment Holding Group Co., Ltd., Class A Shares	9,204
141,138	Shanghai Baosight Software Co., Ltd., Class A Shares	829,886
14,664	Shanghai Baosight Software Co., Ltd., Class B Shares	27,610
39,300	Shanghai Electric Group Co., Ltd., Class A Shares*	24,269
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	15,625
458,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(b)	1,013,907
1,361	Shanghai Fudan Microelectronics Group Co., Ltd., Class A Shares	8,526
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	10,055
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	12,672
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	12,815
2,200	Shanghai M&G Stationery Inc., Class A Shares	12,239
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	6,788
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(b)	24,346
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	38,538
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	16,397
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	17,583
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	15,721
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	8,312
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	22,656
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares*	3,544
9,600	Shanxi Securities Co., Ltd., Class A Shares	7,501
1,540	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	51,483
18,000	Shenergy Co., Ltd., Class A Shares	15,089
4,400	Shengyi Technology Co., Ltd., Class A Shares	10,555
1,260	Shennan Circuits Co., Ltd., Class A Shares	12,874
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	30,760
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,437
234,400	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,166,769
100	Shenzhen Kaifa Technology Co., Ltd., Class A Shares	240
2,240	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	10,074
1,600	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	65,131
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	18,682
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares*	7,343
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	15,047
67,100	Shenzhou International Group Holdings Ltd.	673,784
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	16,351
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	7,994
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	19,296
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	9,832
7,000	Silergy Corp.	94,947

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares	$9,410
840	Sinomine Resource Group Co., Ltd., Class A Shares	4,047
444,972	Sinopharm Group Co., Ltd., Class H Shares(b)	1,105,382
16,500	Sinotruk Hong Kong Ltd.	34,219
1,176	Skshu Paint Co., Ltd., Class A Shares*	8,896
37,000	Smoore International Holdings Ltd.(a)	32,291
3,520	Songcheng Performance Development Co., Ltd., Class A Shares	5,180
2,000	Spring Airlines Co., Ltd., Class A Shares*	14,862
400	StarPower Semiconductor Ltd., Class A Shares	10,548
51,350	Sungrow Power Supply Co., Ltd., Class A Shares	598,600
14,600	Sunny Optical Technology Group Co., Ltd.	139,575
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	5,965
30,403	SUPCON Technology Co., Ltd., Class A Shares	186,270
512	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	7,743
10,231	TAL Education Group, ADR*	128,194
8,060	TBEA Co., Ltd., Class A Shares	15,722
20,020	TCL Technology Group Corp., Class A Shares*	11,721
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	11,389
351,931	Tencent Holdings Ltd.	14,633,628
17,432	Tencent Music Entertainment Group, ADR*	148,346
9,900	Tianma Microelectronics Co., Ltd., Class A Shares*	15,068
2,300	Tianqi Lithium Corp., Class A Shares	16,136
2,400	Tianshan Aluminum Group Co., Ltd., Class A Shares	2,030
730,000	Tingyi Cayman Islands Holding Corp.	916,899
23,600	Tongcheng Travel Holdings Ltd.*	43,445
4,800	TongFu Microelectronics Co., Ltd., Class A Shares	15,270
5,900	Tongkun Group Co., Ltd., Class A Shares*	11,227
4,700	Tongwei Co., Ltd., Class A Shares	16,125
400	Topchoice Medical Corp., Class A Shares*	4,590
39,000	Topsports International Holdings Ltd.(a)	31,724
25,000	TravelSky Technology Ltd., Class H Shares(b)	42,228
4,401	Trina Solar Co., Ltd., Class A Shares	16,622
11,914	Trip.com Group Ltd.*	419,781
300	Tsingtao Brewery Co., Ltd., Class A Shares	3,133
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	92,587
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares*	9,936
37,000	Uni-President China Holdings Ltd.	23,721
1,560	Unisplendour Corp., Ltd., Class A Shares*	4,417
7,135	Vipshop Holdings Ltd., ADR*	114,374
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	6,237
8,300	Wanda Film Holding Co., Ltd., Class A Shares*	14,531
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	53,050
1,280	Weibo Corp., ADR	12,941
12,400	Weichai Power Co., Ltd., Class A Shares	25,858
776,200	Weichai Power Co., Ltd., Class H Shares(b)	1,426,919
3,040	Weihai Guangwei Composites Co., Ltd., Class A Shares	10,597
7,640	Wens Foodstuffs Group Co., Ltd., Class A Shares	20,595
8,300	Western Mining Co., Ltd., Class A Shares	14,891
11,400	Western Securities Co., Ltd., Class A Shares	10,537
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	24,509
1,600	Wingtech Technology Co., Ltd., Class A Shares*	10,784
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	5,304
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares	2,214
4,900	Wuliangye Yibin Co., Ltd., Class A Shares	102,378
1,760	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	5,095
3,864	WuXi AppTec Co., Ltd., Class A Shares	44,669
7,248	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	84,970
550,000	Wuxi Biologics Cayman Inc.*(a)	3,076,583
36,300	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	132,893
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	17,027
332,600	Xiaomi Corp., Class B Shares*(a)	662,316

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 21.9% - (continued)
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares	$11,974
1,076,000	Xinyi Solar Holdings Ltd.	615,977
20,922	XPeng Inc., Class A Shares*	174,386
27,500	Xtep International Holdings Ltd.	15,877
28,000	Yadea Group Holdings Ltd.(a)	52,813
3,000	Yankuang Energy Group Co., Ltd., Class A Shares	8,630
49,000	Yankuang Energy Group Co., Ltd., Class H Shares(b)	91,020
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	15,353
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	6,623
111,357	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	594,295
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	8,795
1,430	YongXing Special Materials Technology Co., Ltd., Class A Shares	8,809
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	12,475
6,500	Yuan Longping High-tech Agriculture Co., Ltd., Class A Shares*	15,373
20,205	Yum China Holdings Inc.	862,232
4,160	Yunda Holding Co., Ltd., Class A Shares	5,004
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	14,241
800	Yunnan Botanee Bio-Technology Group Co., Ltd., Class A Shares	8,002
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	10,711
121,900	Zai Lab Ltd.*	332,504
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	28,342
24,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(b)	31,944
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	11,343
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	6,447
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	17,329
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	8,846
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(b)	22,829
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	9,701
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	11,469
7,200	Zhejiang NHU Co., Ltd., Class A Shares	17,176
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares*	15,454
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,619
18,500	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(b)	46,486
1,300	Zhongji Innolight Co., Ltd., Class A Shares	17,189
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	17,549
17,500	Zhongsheng Group Holdings Ltd.	41,566
2,300	Zhongtai Securities Co., Ltd., Class A Shares	2,316
3,906	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	21,040
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	35,415
8,000	Zhuzhou Kibing Group Co., Ltd., Class A Shares	8,795
25,900	Zijin Mining Group Co., Ltd., Class A Shares	44,150
118,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	187,303
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	11,916
3,100	ZTE Corp., Class A Shares	11,127
18,000	ZTE Corp., Class H Shares(b)	39,320
9,065	ZTO Express Cayman Inc., ADR	202,331

	Total China	90,547,595

Colombia - 0.0%@
5,316	Bancolombia SA	41,997
8,913	Interconexion Electrica SA ESP	33,653

	Total Colombia	75,650

Cyprus - 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*#(c)	–

Czech Republic - 0.1%
3,412	CEZ AS	150,921
1,684	Komercni Banka AS	52,133
5,966	Moneta Money Bank AS(a)	23,317

	Total Czech Republic	226,371

Egypt - 0.4%
1,593,504	Cleopatra Hospital*	263,006
55,480	Commercial International Bank - Egypt (CIB)(c)	138,610

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Egypt - 0.4% - (continued)
793,001	Commercial International Bank - Egypt (CIB), Class Registered Shares, GDR	$1,110,692
22,745	Eastern Co. SAE(c)	19,065

	Total Egypt	1,531,373

Georgia - 0.1%
25,900	Georgia Capital PLC*	327,151

Germany - 0.2%
22,340	Delivery Hero SE*(a)	708,131

Greece - 0.6%
39,655	Alpha Services & Holdings SA*	67,327
331,236	Eurobank Ergasias Services & Holdings SA*	609,636
1,594	FF Group*(c)(d)	–
3,191	Hellenic Telecommunications Organization SA	46,788
2,718	JUMBO SA	71,122
1,626	Motor Oil Hellas Corinth Refineries SA	43,893
2,130	Mytilineos SA	85,174
114,247	National Bank of Greece SA*	781,196
34,339	OPAP SA	548,899
15,521	Piraeus Financial Holdings SA*	55,068
5,371	Public Power Corp. SA*	63,137

	Total Greece	2,372,240

Hong Kong - 1.8%
305,600	AIA Group Ltd.	2,620,609
116,000	Alibaba Health Information Technology Ltd.*	65,934
57,900	ASMPT Ltd.	592,609
11,000	Beijing Enterprises Holdings Ltd.	36,483
78,000	Beijing Enterprises Water Group Ltd.	15,687
72,000	Bosideng International Holdings Ltd.	30,240
64,000	Brilliance China Automotive Holdings Ltd.	34,329
15,000	C&D International Investment Group Ltd.	30,648
1,954,000	China Education Group Holdings Ltd.	1,190,048
100,888	China Everbright Environment Group Ltd.	33,210
64,800	China Gas Holdings Ltd.	59,426
394,000	China Medical System Holdings Ltd.	758,046
29,538	China Merchants Port Holdings Co., Ltd.	37,831
82,500	China Overseas Land & Investment Ltd.	152,508
15,000	China Overseas Property Holdings Ltd.	12,222
92,000	China Power International Development Ltd.	33,802
34,000	China Resources Beer Holdings Co., Ltd.	153,212
21,600	China Resources Gas Group Ltd.	67,747
70,000	China Resources Land Ltd.	256,292
46,000	China Resources Power Holdings Co., Ltd.	88,713
128,000	China Ruyi Holdings Ltd.*	29,024
42,000	China State Construction International Holdings Ltd.	48,731
35,800	China Taiping Insurance Holdings Co., Ltd.	32,490
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	36,881
51,000	Chow Tai Fook Jewellery Group Ltd.	73,852
22,000	COSCO SHIPPING Ports Ltd.	14,790
28,000	Far East Horizon Ltd.	20,539
436,000	GCL Technology Holdings Ltd.	58,117
128,000	Geely Automobile Holdings Ltd.	138,553
60,000	Guangdong Investment Ltd.	41,631
18,000	Kingboard Holdings Ltd.	43,367
20,500	Kingboard Laminates Holdings Ltd.	17,860
72,000	Kunlun Energy Co., Ltd.	66,549
38,000	Nine Dragons Paper Holdings Ltd.*	19,021
3,000	Orient Overseas International Ltd.	36,083
238,750	Sino Biopharmaceutical Ltd.	117,367
7,000	Vinda International Holdings Ltd.	17,897
875,000	Want Want China Holdings Ltd.	512,119
39,800	Yuexiu Property Co., Ltd.	36,321

	Total Hong Kong	7,630,788

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hungary - 0.9%
99,905	MOL Hungarian Oil & Gas PLC	$795,329
72,493	OTP Bank Nyrt	3,011,862
3,220	Richter Gedeon Nyrt	81,145

	Total Hungary	3,888,336

India - 15.4%
1,077	ABB India Ltd.	57,518
3,871	Adani Enterprises Ltd.	109,845
6,610	Adani Green Energy Ltd.*	81,919
11,013	Adani Ports & Special Economic Zone Ltd.	109,275
16,305	Adani Power Ltd.*	85,132
11,758	Ambuja Cements Ltd.	61,993
3,153	APL Apollo Tubes Ltd.	65,077
2,278	Apollo Hospitals Enterprise Ltd.	151,330
30,866	Ashok Leyland Ltd.	67,971
52,382	Asian Paints Ltd.	1,963,952
2,675	Astral Ltd.	62,677
4,479	AU Small Finance Bank Ltd.(a)	39,736
6,343	Aurobindo Pharma Ltd.	79,731
3,709	Avenue Supermarts Ltd.*(a)	175,729
102,416	Axis Bank Ltd.	1,319,201
1,498	Bajaj Auto Ltd.	109,271
5,915	Bajaj Finance Ltd.	506,337
8,143	Bajaj Finserv Ltd.	163,660
580	Bajaj Holdings & Investment Ltd.	51,315
1,710	Balkrishna Industries Ltd.	52,856
13,938	Bandhan Bank Ltd.(a)	37,964
22,615	Bank of Baroda	53,700
6,070	Berger Paints India Ltd.	41,836
80,546	Bharat Electronics Ltd.	141,063
6,110	Bharat Forge Ltd.	82,256
133,733	Bharat Petroleum Corp., Ltd.	700,941
48,719	Bharti Airtel Ltd.	594,506
2,430	Britannia Industries Ltd.	141,272
12,755	CG Power & Industrial Solutions Ltd.	68,893
80,248	Cholamandalam Investment & Finance Co., Ltd.	1,077,003
11,019	Cipla Ltd.	160,797
32,884	Coal India Ltd.	135,300
2,251	Colgate-Palmolive India Ltd.	59,002
6,095	Container Corp. Of India Ltd.	56,607
3,114	Cummins India Ltd.	70,941
14,078	Dabur India Ltd.	91,168
91,447	Delhivery Ltd.*	428,545
2,763	Divi’s Laboratories Ltd.	125,282
14,814	DLF Ltd.	111,361
2,279	Dr Reddy’s Laboratories Ltd.	158,408
2,827	Eicher Motors Ltd.	131,729
54,208	GAIL India Ltd.	86,016
9,267	Godrej Consumer Products Ltd.	112,476
2,686	Godrej Properties Ltd.*	60,559
5,721	Grasim Industries Ltd.	138,167
5,654	Havells India Ltd.	88,526
20,662	HCL Technologies Ltd.	332,253
1,728	HDFC Asset Management Co., Ltd.(a)	61,136
154,053	HDFC Bank Ltd.	2,885,058
104,441	HDFC Bank Ltd., ADR	6,270,638
20,040	HDFC Life Insurance Co., Ltd.(a)	166,798
2,377	Hero MotoCorp Ltd.	108,866
128,636	Hindalco Industries Ltd.	796,903
3,610	Hindustan Aeronautics Ltd.	102,664
13,771	Hindustan Petroleum Corp., Ltd.*	57,366
17,786	Hindustan Unilever Ltd.	542,217

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 15.4% - (continued)
112,802	ICICI Bank Ltd.	$1,267,015
168,525	ICICI Bank Ltd., ADR	3,736,199
5,048	ICICI Lombard General Insurance Co., Ltd.(a)	90,141
7,139	ICICI Prudential Life Insurance Co., Ltd.(a)	48,193
72,773	IDFC First Bank Ltd.*	74,968
17,194	Indian Hotels Co., Ltd., Class A Shares	87,065
58,941	Indian Oil Corp., Ltd.	79,227
4,984	Indian Railway Catering & Tourism Corp., Ltd.	42,097
5,863	Indraprastha Gas Ltd.	27,385
425,826	Indus Towers Ltd.*	941,357
6,045	IndusInd Bank Ltd.	106,353
1,690	Info Edge India Ltd.	93,279
72,269	Infosys Ltd.	1,260,171
41,270	Infosys Ltd., ADR	724,288
3,160	InterGlobe Aviation Ltd.*(a)	102,218
65,393	ITC Ltd.	342,260
7,993	Jindal Steel & Power Ltd.	64,309
184,232	Jio Financial Services Ltd.*	509,935
13,170	JSW Steel Ltd.	126,232
9,086	Jubilant Foodworks Ltd.	61,145
120,432	Kotak Mahindra Bank Ltd.	2,538,270
14,591	Larsen & Toubro Ltd.	546,064
1,905	LTIMindtree Ltd.(a)	126,329
4,700	Lupin Ltd.	72,572
4,822	Macrotech Developers Ltd.(a)	50,488
20,272	Mahindra & Mahindra Ltd.	400,046
9,755	Marico Ltd.	62,951
19,755	Maruti Suzuki India Ltd.	2,517,484
18,524	Max Healthcare Institute Ltd.	138,027
1,747	Mphasis Ltd.	49,242
36	MRF Ltd.	48,515
3,203	Muthoot Finance Ltd.	56,886
767	Nestle India Ltd.	222,622
95,378	NTPC Ltd.	298,661
44,240	Oberoi Realty Ltd.	756,942
69,027	Oil & Natural Gas Corp., Ltd.	161,451
4,649	One 97 Communications Ltd.*	48,504
117	Page Industries Ltd.	52,308
1,037	Persistent Systems Ltd.	79,423
24,405	Petronet LNG Ltd.	59,432
45,200	Phoenix Mills Ltd. (The)	1,295,355
1,811	PI Industries Ltd.	82,007
3,305	Pidilite Industries Ltd.	101,511
908	Polycab India Ltd.	57,278
29,285	Power Finance Corp., Ltd.	118,867
100,996	Power Grid Corp. of India Ltd.	253,227
26,272	REC Ltd.	109,860
297,107	Reliance Industries Ltd.	8,475,344
76,900	ReNew Energy Global PLC, Class A Shares*	495,236
54,912	Samvardhana Motherson International Ltd.	60,720
5,763	SBI Cards & Payment Services Ltd.	51,159
9,519	SBI Life Insurance Co., Ltd.(a)	163,775
207	Shree Cement Ltd.	66,901
5,911	Shriram Finance Ltd.	141,908
2,065	Siemens Ltd.	90,668
8,367	Sona Blw Precision Forgings Ltd.(a)	56,005
3,318	SRF Ltd.	94,490
38,963	State Bank of India	264,677
46,800	Sterling & Wilson Renewable*	188,950
20,524	Sun Pharmaceutical Industries Ltd.	301,726
1,431	Supreme Industries Ltd.	76,539

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 15.4% - (continued)
187,826	Suzlon Energy Ltd.*	$91,792
2,313	Tata Communications Ltd.	47,064
63,104	Tata Consultancy Services Ltd.	2,644,996
12,096	Tata Consumer Products Ltd.	136,182
865	Tata Elxsi Ltd.	85,719
35,997	Tata Motors Ltd.	305,523
9,732	Tata Motors Ltd., Class A Shares	55,772
32,681	Tata Power Co., Ltd. (The)	105,084
161,464	Tata Steel Ltd.	247,076
12,185	Tech Mahindra Ltd.	178,421
90,146	Titan Co., Ltd.	3,766,808
2,293	Torrent Pharmaceuticals Ltd.	58,774
3,885	Trent Ltd.	129,467
2,332	Tube Investments of India Ltd.	93,811
5,178	TVS Motor Co., Ltd.	117,826
17,942	UltraTech Cement Ltd.	1,938,062
6,461	United Spirits Ltd.	81,793
138,321	UPL Ltd.	946,879
9,840	Varun Beverages Ltd.	131,636
14,129	Vedanta Ltd.	39,530
26,948	Wipro Ltd.	132,817
264,457	Yes Bank Ltd.*	61,579
109,969	Zomato Ltd.*	155,288

	Total India	63,760,898

Indonesia - 2.8%
294,500	Adaro Energy Indonesia Tbk PT	49,748
137,900	Amman Mineral Internasional PT*	64,015
197,700	Aneka Tambang Tbk	22,188
1,825,600	Astra International Tbk PT	636,235
5,012,800	Bank BTPN Syariah Tbk PT	536,675
1,204,200	Bank Central Asia Tbk PT	697,664
3,868,948	Bank Mandiri Persero Tbk PT	1,461,128
3,953,200	Bank Negara Indonesia Persero Tbk PT	1,345,879
10,110,724	Bank Rakyat Indonesia Persero Tbk PT	3,448,187
559,731	Barito Pacific Tbk PT	37,737
174,600	Charoen Pokphand Indonesia Tbk PT	58,599
18,776,600	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	117,669
53,100	Indah Kiat Pulp & Paper Tbk PT	30,052
48,800	Indofood CBP Sukses Makmur Tbk PT	36,345
106,100	Indofood Sukses Makmur Tbk PT	43,970
492,600	Kalbe Farma Tbk PT	51,222
255,049	Merdeka Copper Gold Tbk PT*	41,635
505,900	Sarana Menara Nusantara Tbk PT	32,617
79,529	Semen Indonesia Persero Tbk PT	33,424
372,400	Sumber Alfaria Trijaya Tbk PT	68,917
6,576,287	Telkom Indonesia Persero Tbk PT	1,597,717
26,200	Telkom Indonesia Persero Tbk PT, ADR	647,140
188,500	Unilever Indonesia Tbk PT	44,384
326,700	United Tractors Tbk PT	461,519

	Total Indonesia	11,564,666

Ireland - 0.5%
12,897	PDD Holdings Inc., ADR*	1,901,534

Kazakhstan - 0.5%
20,221	Kaspi.KZ JSC, GDR	2,063,220
840	Kaspi.KZ JSC, GDR(a)	85,680
7,431	Polymetal International PLC*(c)(d)	18,222

	Total Kazakhstan	2,167,122

Kuwait - 0.3%
34,051	Agility Public Warehousing Co., KSC*	59,599
32,782	Boubyan Bank KSCP	61,869
46,363	Gulf Bank KSCP	37,972

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Kuwait - 0.3% - (continued)
171,988	Kuwait Finance House KSCP	$389,211
13,967	Mabanee Co., KPSC	37,887
47,340	Mobile Telecommunications Co., KSCP	74,949
161,329	National Bank of Kuwait SAKP	462,215

	Total Kuwait	1,123,702

Luxembourg - 0.1%
2,621	Reinet Investments SCA	61,523
12,001	Ternium SA, ADR	474,399

	Total Luxembourg	535,922

Malaysia - 0.5%
46,100	AMMB Holdings Bhd	39,206
59,300	Axiata Group Bhd	28,793
84,300	CELCOMDIGI BHD	78,558
132,507	CIMB Group Holdings Bhd	160,738
85,500	Dialog Group Bhd	40,562
43,400	Gamuda Bhd	44,423
47,100	Genting Bhd	47,323
53,400	Genting Malaysia Bhd	30,614
15,800	Hong Leong Bank Bhd	64,462
48,000	IHH Healthcare Bhd	60,040
53,700	Inari Amertron Bhd	33,686
56,900	IOI Corp. Bhd	49,099
8,400	Kuala Lumpur Kepong Bhd	39,479
114,309	Malayan Banking Bhd	220,338
25,900	Malaysia Airports Holdings Bhd	39,939
57,900	Maxis Bhd	48,492
29,200	MISC Bhd	45,072
45,300	MR DIY Group M Bhd(a)	14,876
1,600	Nestle Malaysia Bhd	43,075
59,300	Petronas Chemicals Group Bhd	91,912
8,600	Petronas Dagangan Bhd	41,190
18,400	Petronas Gas Bhd	66,711
12,800	PPB Group Bhd	38,740
76,700	Press Metal Aluminium Holdings Bhd	79,096
307,300	Public Bank Bhd	281,744
31,500	QL Resources Bhd	37,931
38,400	RHB Bank Bhd	44,930
45,700	Sime Darby Bhd	24,241
56,800	Sime Darby Plantation Bhd	55,010
31,400	Telekom Malaysia Bhd	35,560
52,400	Tenaga Nasional Bhd	112,322

	Total Malaysia	2,038,162

Mexico - 3.6%
70,338	Alfa SAB de CV, Class A Shares	51,228
409,808	America Movil SAB de CV, Series B	372,084
43,941	America Movil SAB de CV, ADR	798,408
11,447	Arca Continental SAB de CV	116,718
15,336	Banco del Bajio SA(a)	49,128
10,492	Coca-Cola Femsa SAB de CV	88,720
65,166	Fibra Uno Administracion SA de CV, REIT	105,353
42,149	Fomento Economico Mexicano SAB de CV	536,107
4,494	Gruma SAB de CV, Class B Shares	83,089
6,009	Grupo Aeroportuario del Centro Norte SAB de CV	53,749
721	Grupo Aeroportuario del Pacifico SAB de CV, ADR	109,779
8,200	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	125,203
3,895	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	91,952
27,729	Grupo Bimbo SAB de CV, Series A	139,341
12,394	Grupo Carso SAB de CV, Series A1	112,417
424,229	Grupo Financiero Banorte SAB de CV, Class O Shares	3,947,520
39,565	Grupo Financiero Inbursa SAB de CV, Class O Shares*	97,040
173,520	Grupo México SAB de CV, Series B	797,126

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 3.6% - (continued)
4,431	Industrias Peñoles SAB de CV*	$64,819
416,379	Kimberly-Clark de México SAB de CV, Class A Shares	839,286
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	36,701
501,961	Orbia Advance Corp. SAB de CV	1,069,881
11,988	Prologis Property Mexico SA de CV, REIT	50,744
3,707	Promotora y Operadora de Infraestructura SAB de CV	36,513
62,681	Qualitas Controladora SAB de CV	573,441
207,300	Regional SAB de CV	1,796,361
662,350	Wal-Mart de Mexico SAB de CV	2,607,628

	Total Mexico	14,750,336

Netherlands - 0.8%
10,236	NEPI Rockcastle NV	63,135
95,344	Prosus NV*	3,160,076

	Total Netherlands	3,223,211

Peru - 0.3%
4,860	Cia de Minas Buenaventura SAA, ADR	46,364
10,098	Credicorp Ltd.	1,267,602

	Total Peru	1,313,966

Philippines - 1.1%
43,280	Aboitiz Equity Ventures Inc.	36,461
4,540	Ayala Corp.	54,352
152,160	Ayala Land Inc.	85,587
42,256	Bank of the Philippine Islands	78,706
48,543	BDO Unibank Inc.	116,759
5,755,900	Bloomberry Resorts Corp.*	1,001,355
545,360	International Container Terminal Services Inc.	2,122,107
63,856	JG Summit Holdings Inc.	44,219
9,430	Jollibee Foods Corp.	38,530
6,170	Manila Electric Co.	40,030
38,866	Metropolitan Bank & Trust Co.	34,992
1,540	PLDT Inc.	35,604
651,690	Robinsons Retail Holdings Inc.	471,115
4,970	SM Investments Corp.	73,389
227,300	SM Prime Holdings Inc.	132,372
22,540	Universal Robina Corp.	45,844

	Total Philippines	4,411,422

Poland - 0.5%
11,364	Allegro.eu SA*(a)	82,413
3,597	Bank Polska Kasa Opieki SA	126,458
294	Budimex SA	40,784
1,723	CD Projekt SA	46,898
6,856	Cyfrowy Polsat SA*	21,995
962	Dino Polska SA*(a)	107,348
71,900	InPost SA*	848,848
3,176	KGHM Polska Miedz SA	91,620
25	LPP SA	93,038
263	mBank SA*	37,185
12,568	ORLEN SA	185,765
18,281	PGE Polska Grupa Energetyczna SA*	38,506
19,702	Powszechna Kasa Oszczednosci Bank Polski SA*	234,598
12,765	Powszechny Zaklad Ubezpieczen SA	145,540
768	Santander Bank Polska SA*	95,615

	Total Poland	2,196,611

Portugal - 0.5%
136,174	Galp Energia SGPS SA	2,032,638

Qatar - 0.3%
58,133	Barwa Real Estate Co.	43,069
73,139	Commercial Bank PSQC (The)	106,984
37,660	Dukhan Bank	39,929
32,451	Industries Qatar QSC	111,265
120,946	Masraf Al Rayan QSC	82,466

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.3% - (continued)
113,710	Mesaieed Petrochemical Holding Co.	$52,354
15,104	Ooredoo QPSC	42,625
9,328	Qatar Electricity & Water Co. QSC	43,185
10,432	Qatar Fuel QSC	45,556
58,343	Qatar Gas Transport Co., Ltd.	51,842
22,826	Qatar International Islamic Bank QSC	62,811
35,074	Qatar Islamic Bank SAQ	182,786
98,762	Qatar National Bank QPSC	425,305

	Total Qatar	1,290,177

Russia - 0.0%@
64,081	Alrosa PJSC#(c)	641
502,100	Detsky Mir PJSC, (Cost - $786,566, acquired 10/15/20)*#(a)(c)(f)	5,021
288,791	Gazprom PJSC#(c)	2,676
885,983	Inter RAO UES PJSC#(c)	8,860
10,171	Lukoil PJSC#(c)	102
1,550	MMC Norilsk Nickel PJSC*#(c)	16
24,130	Mobile TeleSystems PJSC#(c)	241
135,663	Mobile TeleSystems PJSC, ADR*#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC#(c)	391
22,130	Novatek PJSC#(c)	221
38,007	Novolipetsk Steel PJSC*#(c)	375
1,593	Ozon Holdings PLC, ADR*#(c)	–
921	PhosAgro PJSC#(c)	9
19	PhosAgro PJSC, Class Registered Shares, GDR*#(c)	–
869	Polyus PJSC*#(c)	9
28,885	Rosneft Oil Co. PJSC#(c)	289
891,342	Sberbank of Russia PJSC, (Cost - $1,699,436, acquired 8/3/16)#(c)(f)	8,913
5,523	Severstal PAO*#(c)	55
157,330	Surgutneftegas PJSC#(c)	1,573
37,602	Tatneft PJSC#(c)	327
88,972	United Co. RUSAL International PJSC*#(c)	10
2,330	VK IPJSC, GDR*#(c)	–
60,086,472	VTB Bank PJSC*#(c)	9,854
3,377	X5 Retail Group NV, Class Registered Shares, GDR*#(c)	–
7,493	Yandex NV, Class A Shares*#(c)	1

	Total Russia	40,941

Saudi Arabia - 2.2%
2,193	ACWA Power Co.	133,962
3,528	Advanced Petrochemical Co.	35,173
157,282	Al Rajhi Bank	3,204,141
20,598	Alinma Bank	196,948
6,060	Almarai Co. JSC	90,138
14,805	Arab National Bank	94,735
515	Arabian Internet & Communications Services Co.	42,750
11,077	Bank AlBilad	113,013
8,678	Bank Al-Jazira*	39,280
13,417	Banque Saudi Fransi	133,760
1,606	Bupa Arabia for Cooperative Insurance Co.	85,362
1,435	Co. for Cooperative Insurance (The)	47,178
891	Dallah Healthcare Co.	39,427
10,618	Dar Al Arkan Real Estate Development Co.*	42,255
11,791	Dr Sulaiman Al Habib Medical Services Group Co.	883,509
536	Elm Co.	106,418
8,864	Etihad Etisalat Co.	109,161
11,380	Jarir Marketing Co.	44,228
8,400	Mobile Telecommunications Co.	31,607
2,322	Mouwasat Medical Services Co.	69,698
658	Nahdi Medical Co.	23,819
5,955	National Industrialization Co.*	19,373
1,801	Power & Water Utility Co. for Jubail & Yanbu	28,326
12,524	Rabigh Refining & Petrochemical Co.*	36,384

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.2% - (continued)
31,613	Riyad Bank	$224,991
4,993	SABIC Agri-Nutrients Co.	183,318
8,982	Sahara International Petrochemical Co.	77,466
27,825	Saudi Arabian Mining Co.*	295,579
57,405	Saudi Arabian Oil Co.(a)	508,000
1,248	Saudi Aramco Base Oil Co.	45,655
21,449	Saudi Awwal Bank	198,772
19,340	Saudi Basic Industries Corp.	408,307
16,357	Saudi Electricity Co.	78,746
8,724	Saudi Industrial Investment Group	52,397
10,430	Saudi Investment Bank (The)	41,705
15,381	Saudi Kayan Petrochemical Co.*	46,415
62,971	Saudi National Bank (The)	587,002
874	Saudi Research & Media Group*	37,100
1,126	Saudi Tadawul Group Holding Co.	54,887
42,438	Saudi Telecom Co.	435,030
5,902	Savola Group (The)	58,995
6,510	Yanbu National Petrochemical Co.	65,340

	Total Saudi Arabia	9,050,350

Singapore - 0.0%@
4,800	BOC Aviation Ltd.(a)	34,554
903	JOYY Inc., ADR	34,684

	Total Singapore	69,238

South Africa - 2.5%
17,943	Absa Group Ltd.	165,607
1,405	Anglo American Platinum Ltd.	59,430
7,306	Aspen Pharmacare Holdings Ltd.	71,611
7,248	Bid Corp., Ltd.	158,862
49,313	Bidvest Group Ltd. (The)	615,662
16,450	Capitec Bank Holdings Ltd.	1,715,440
5,447	Clicks Group Ltd.	85,155
12,452	Discovery Ltd.	87,820
5,237	Exxaro Resources Ltd.	52,239
108,292	FirstRand Ltd.	387,408
19,485	Gold Fields Ltd.	296,804
12,491	Harmony Gold Mining Co., Ltd.	77,193
18,251	Impala Platinum Holdings Ltd.	74,332
1,524	Kumba Iron Ore Ltd.	48,000
717,465	Life Healthcare Group Holdings Ltd.	688,256
36,448	MTN Group Ltd.	198,635
4,040	Naspers Ltd., Class N Shares*	745,294
104,695	Nedbank Group Ltd.	1,187,517
8,806	Northam Platinum Holdings Ltd.	56,821
109,313	Old Mutual Ltd.	66,684
17,652	OUTsurance Group Ltd.	38,791
39,875	Pepkor Holdings Ltd.(a)	39,380
11,851	Remgro Ltd.	91,274
338,760	Sanlam Ltd.	1,220,251
12,171	Sasol Ltd.	135,000
10,708	Shoprite Holdings Ltd.	146,163
63,957	Sibanye Stillwater Ltd.	70,595
113,369	Standard Bank Group Ltd.	1,206,975
130,513	Vodacom Group Ltd.	671,526
22,047	Woolworths Holdings Ltd.	78,939

	Total South Africa	10,537,664

South Korea - 11.7%
680	Amorepacific Corp.	67,716
2,194	Celltrion Healthcare Co., Ltd.	125,846
2,318	Celltrion Inc.	291,115
446	Celltrion Pharm Inc.*	27,653
178	CJ CheilJedang Corp.	42,267

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 11.7% - (continued)
520	CosmoAM&T Co., Ltd.*	$66,065
16,029	Coway Co., Ltd.	617,236
1,093	DB Insurance Co., Ltd.	70,440
3,793	Doosan Bobcat Inc.	133,258
9,456	Doosan Enerbility Co., Ltd.*	115,045
1,060	Ecopro BM Co., Ltd.	224,171
434	Ecopro Co., Ltd.	250,511
350	F&F Co., Ltd.	23,158
785	GS Holdings Corp.	24,918
6,438	Hana Financial Group Inc.	206,504
1,886	Hankook Tire & Technology Co., Ltd.	65,596
156	Hanmi Pharm Co., Ltd.	36,827
715	Hanmi Semiconductor Co., Ltd.	35,081
4,100	Hanon Systems	22,901
699	Hanwha Aerospace Co., Ltd.	67,794
1,359	Hanwha Ocean Co., Ltd.*	28,771
2,434	Hanwha Solutions Corp.*	63,334
1,100	HD Hyundai Co., Ltd.	50,932
470	HD Hyundai Heavy Industries Co., Ltd.	45,327
890	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	76,583
2,744	HLB Inc.*	67,422
5,643	HMM Co., Ltd.	67,299
672	Hotel Shilla Co., Ltd.	33,959
391	HYBE Co., Ltd.*	64,926
1,889	Hyundai Engineering & Construction Co., Ltd.	52,161
434	Hyundai Glovis Co., Ltd.	58,053
613	Hyundai Mipo Dockyard Co., Ltd.*	38,308
5,447	Hyundai Mobis Co., Ltd.	961,011
2,973	Hyundai Motor Co.	421,994
1,832	Hyundai Steel Co.	49,680
5,409	Industrial Bank of Korea	49,188
666	JYP Entertainment Corp.	49,263
6,571	Kakao Corp.	255,701
3,932	KakaoBank Corp.	79,414
619	Kakaopay Corp.*	21,996
1,183	Kangwon Land Inc.	14,119
37,151	KB Financial Group Inc.	1,492,749
13,412	Kia Corp.	887,287
1,513	Korea Aerospace Industries Ltd.	54,009
5,504	Korea Electric Power Corp.	79,766
955	Korea Investment Holdings Co., Ltd.	43,889
195	Korea Zinc Co., Ltd.	73,817
4,032	Korean Air Lines Co., Ltd.	69,700
699	Krafton Inc.*	114,399
34,184	KT Corp.	881,698
10,140	KT&G Corp.	687,426
678	Kum Yang Co. Ltd.*	66,925
408	Kumho Petrochemical Co., Ltd.	40,098
517	L&F Co., Ltd.	70,314
10,071	LG Chem Ltd.	3,890,786
2,245	LG Corp.	144,956
5,730	LG Display Co., Ltd.	55,264
2,286	LG Electronics Inc.	180,896
2,067	LG Energy Solution Ltd.*	724,423
218	LG H&H Co., Ltd.	56,002
336	LG Innotek Co., Ltd.	61,353
4,603	LG Uplus Corp.	37,157
421	Lotte Chemical Corp.	49,840
2,246	Meritz Financial Group Inc.	95,779
5,672	Mirae Asset Securities Co., Ltd.	31,320
9,704	NAVER Corp.	1,556,016

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 11.7% - (continued)
280	NCSoft Corp.	$56,528
529	Netmarble Corp.*(a)	24,214
3,575	NH Investment & Securities Co., Ltd.	28,243
479	Orion Corp.	43,437
792	Pearl Abyss Corp.*	23,061
1,134	Posco DX Co. Ltd.	49,992
672	POSCO Future M Co., Ltd.(e)	168,369
1,566	POSCO Holdings Inc.	583,396
1,191	Posco International Corp.	52,564
1,064	Samsung Biologics Co., Ltd.*(a)	594,036
1,713	Samsung C&T Corp.	157,070
1,253	Samsung Electro-Mechanics Co., Ltd.	139,775
334,127	Samsung Electronics Co., Ltd.	18,678,535
3,095	Samsung Engineering Co., Ltd.*	60,211
644	Samsung Fire & Marine Insurance Co., Ltd.	128,888
14,774	Samsung Heavy Industries Co., Ltd.*	90,824
1,766	Samsung Life Insurance Co., Ltd.	95,171
4,614	Samsung SDI Co., Ltd.	1,679,652
752	Samsung SDS Co., Ltd.	97,311
1,178	Samsung Securities Co., Ltd.	35,563
43,303	Shinhan Financial Group Co., Ltd.	1,230,597
670	SK Biopharmaceuticals Co., Ltd.*	44,436
725	SK Bioscience Co., Ltd.*	37,797
68,021	SK Hynix Inc.	7,024,433
535	SK IE Technology Co., Ltd.*(a)	29,285
854	SK Inc.	107,628
1,280	SK Innovation Co., Ltd.*	141,232
2,405	SK Square Co., Ltd.*	94,169
1,133	SK Telecom Co. Ltd.	45,502
436	SKC Co., Ltd.	32,605
1,034	S-Oil Corp.	54,199
13,096	Woori Financial Group Inc.	131,014
1,033	Yuhan Corp.	48,750

	Total South Korea	48,317,899

Taiwan - 13.3%
11,000	Accton Technology Corp.	187,177
57,000	Acer Inc.	63,694
10,753	Advantech Co., Ltd.	120,725
3,139	Airtac International Group	108,592
2,000	Alchip Technologies Ltd.	198,114
495,498	ASE Technology Holding Co., Ltd.	2,023,744
59,000	Asia Cement Corp.	78,282
15,000	Asustek Computer Inc.	188,300
129,800	AUO Corp.*	67,516
9,000	Catcher Technology Co., Ltd.	55,679
201,550	Cathay Financial Holding Co., Ltd.*	298,748
32,762	Chailease Holding Co., Ltd.	194,307
130,456	Chang Hwa Commercial Bank Ltd.	74,002
49,000	Cheng Shin Rubber Industry Co., Ltd.	73,496
71,000	China Airlines Ltd.	47,574
329,112	China Development Financial Holding Corp.*	133,225
252,000	China Steel Corp.	210,018
110,000	Chroma ATE Inc.	750,855
82,000	Chunghwa Telecom Co., Ltd.	312,195
97,000	Compal Electronics Inc.	95,117
381,880	CTBC Financial Holding Co., Ltd.	332,924
231,000	Delta Electronics Inc.	2,321,265
18,000	E Ink Holdings Inc.	105,081
321,277	E.Sun Financial Holding Co., Ltd.	261,509
4,100	Eclat Textile Co., Ltd.	77,522
1,000	eMemory Technology Inc.	79,691

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 13.3% - (continued)
61,000	Eva Airways Corp.	$60,945
17,791	Evergreen Marine Corp. Taiwan Ltd.	63,491
67,000	Far Eastern New Century Corp.	65,192
35,000	Far EasTone Telecommunications Co., Ltd.	92,466
12,230	Feng TAY Enterprise Co., Ltd.	71,316
250,863	First Financial Holding Co., Ltd.	221,447
72,000	Formosa Chemicals & Fibre Corp.	147,015
19,000	Formosa Petrochemical Corp.	51,325
82,000	Formosa Plastics Corp.	211,149
178,554	Fubon Financial Holding Co., Ltd.	366,538
12,000	Gigabyte Technology Co., Ltd.	94,814
2,000	Global Unichip Corp.	105,417
155,000	Globalwafers Co., Ltd.	2,887,149
441,660	Hon Hai Precision Industry Co., Ltd.	1,428,685
6,140	Hotai Motor Co., Ltd.	139,047
206,051	Hua Nan Financial Holdings Co., Ltd.	145,739
174,096	Innolux Corp.*	69,567
61,000	Inventec Corp.	81,812
2,541	Largan Precision Co., Ltd.	192,908
43,264	Lite-On Technology Corp., ADR	152,013
109,000	MediaTek Inc.	3,284,507
245,660	Mega Financial Holding Co., Ltd.	309,331
14,000	Micro-Star International Co., Ltd.	81,944
1,420	momo.com Inc.	23,356
101,000	Nan Ya Plastics Corp.	219,304
5,000	Nan Ya Printed Circuit Board Corp.	39,461
29,000	Nanya Technology Corp.	69,351
5,000	Nien Made Enterprise Co., Ltd.	54,367
92,000	Novatek Microelectronics Corp.	1,498,845
40,000	Pegatron Corp.	103,567
5,000	PharmaEssentia Corp.*	58,070
46,000	Pou Chen Corp.	45,300
70,000	Powerchip Semiconductor Manufacturing Corp.	66,962
46,806	Poya International Co., Ltd.	760,723
12,539	President Chain Store Corp.	107,518
59,000	Quanta Computer Inc.	379,570
11,000	Realtek Semiconductor Corp.	157,073
34,000	Ruentex Development Co., Ltd.*	38,811
81,598	Shanghai Commercial & Savings Bank Ltd. (The)	116,981
317,693	Shin Kong Financial Holding Co., Ltd.*	91,441
221,387	SinoPac Financial Holdings Co., Ltd.	133,368
24,700	Synnex Technology International Corp.	54,247
264,234	Taishin Financial Holding Co., Ltd.	154,244
157,696	Taiwan Business Bank	67,856
138,668	Taiwan Cement Corp.	154,440
241,337	Taiwan Cooperative Financial Holding Co., Ltd.	206,764
36,000	Taiwan High Speed Rail Corp.	34,533
33,000	Taiwan Mobile Co., Ltd.	103,324
893,507	Taiwan Semiconductor Manufacturing Co., Ltd.	16,355,524
121,598	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,832,701
31,000	Unimicron Technology Corp.	175,139
102,000	Uni-President Enterprises Corp.	237,359
240,000	United Microelectronics Corp.	374,154
16,000	Vanguard International Semiconductor Corp.	40,587
1,000	Voltronic Power Technology Corp.	51,036
60,427	Walsin Lihwa Corp.	74,961
9,630	Wan Hai Lines Ltd.	14,334
65,216	Winbond Electronics Corp.	58,839
57,000	Wistron Corp.	165,113
8,000	Wiwynn Corp.	445,459
34,760	WPG Holdings Ltd.	85,983

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 13.3% - (continued)
56,700	Yageo Corp.	$1,086,628
34,000	Yang Ming Marine Transport Corp.	45,508
231,915	Yuanta Financial Holding Co., Ltd.	192,215
16,000	Zhen Ding Technology Holding Ltd.	52,810

	Total Taiwan	54,810,995

Thailand - 0.9%
26,800	Advanced Info Service PCL, NVDR	165,261
83,500	Airports of Thailand PCL, NVDR*	140,557
185,700	Asset World Corp. PCL, NVDR	19,429
236,400	Bangkok Dusit Medical Services PCL, NVDR	175,521
151,700	Bangkok Expressway & Metro PCL, NVDR	33,554
146,100	Banpu PCL, NVDR	30,787
17,400	Berli Jucker PCL, NVDR	12,928
191,400	BTS Group Holdings PCL, NVDR	39,255
12,000	Bumrungrad Hospital PCL, NVDR	75,709
34,800	Central Pattana PCL, NVDR	66,806
33,616	Central Retail Corp. PCL, NVDR	35,919
87,000	Charoen Pokphand Foods PCL, NVDR	48,975
131,700	CP ALL PCL, NVDR	193,787
47,400	CP Axtra PCL, NVDR	36,209
82,000	Delta Electronics Thailand PCL, NVDR	180,540
36,200	Energy Absolute PCL, NVDR	45,612
17,400	Global Power Synergy PCL, NVDR	22,420
68,200	Gulf Energy Development PCL, NVDR	88,768
137,900	Home Product Center PCL, NVDR	46,042
33,600	Indorama Ventures PCL, NVDR	23,300
21,950	Intouch Holdings PCL, NVDR	43,317
174,500	Kasikornbank PCL	641,739
14,400	Kasikornbank PCL, NVDR	52,131
87,300	Krung Thai Bank PCL, NVDR	44,937
22,200	Krungthai Card PCL, NVDR	29,372
182,200	Land and Houses PCL, NVDR	39,693
71,000	Minor International PCL, NVDR	54,751
19,800	Muangthai Capital PCL, NVDR	24,543
22,800	Osotspa PCL, NVDR	14,774
157,900	PTT Exploration & Production PCL	671,867
29,800	PTT Exploration & Production PCL, NVDR	127,317
55,700	PTT Global Chemical PCL, NVDR	60,695
62,700	PTT Oil & Retail Business PCL, NVDR	35,299
218,300	PTT PCL, NVDR	214,647
15,300	SCB X PCL, NVDR	42,956
22,000	SCG Packaging PCL, NVDR	23,974
15,700	Siam Cement PCL (The), NVDR*	127,438
2,010	Siam Cement PCL (The), NVDR, Class F Shares*(d)	–
24,300	Thai Oil PCL, NVDR	35,362
456,700	TMBThanachart Bank PCL, NVDR	19,894
272,121	True Corp. PCL, NVDR	43,141

	Total Thailand	3,829,226

Turkey - 0.9%
66,080	Akbank TAS	77,349
22,256	Aselsan Elektronik Sanayi Ve Ticaret AS	37,646
9,832	BIM Birlesik Magazalar AS	104,870
34,916	Eregli Demir ve Celik Fabrikalari TAS*	49,582
1,799	Ford Otomotiv Sanayi AS	52,397
17,282	Haci Ömer Sabanci Holding AS	36,476
27,995	Hektas Ticaret TAS*	21,648
16,521	KOC Holding AS	81,102
24,535	Koza Altin Isletmeleri AS	19,746
308,131	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,600,479
1,074	Pegasus Hava Tasimaciligi AS*	26,221
24,386	Sasa Polyester Sanayi AS*	42,170

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 0.9% - (continued)
443,220	Sok Marketler Ticaret AS	$900,112
55,071	Tofas Turk Otomobil Fabrikasi AS	454,849
11,874	Turk Hava Yollari AO*	103,210
25,061	Turkcell Iletisim Hizmetleri AS*	50,207
81,998	Turkiye Is Bankasi AS, Class C Shares	61,195
21,767	Turkiye Petrol Rafinerileri AS	115,256
28,575	Turkiye Sise ve Cam Fabrikalari AS	48,742
57,838	Yapi ve Kredi Bankasi AS	38,613

	Total Turkey	3,921,870

United Arab Emirates - 0.6%
62,439	Abu Dhabi Commercial Bank PJSC	142,835
29,729	Abu Dhabi Islamic Bank PJSC	82,561
61,887	Abu Dhabi National Oil Co. for Distribution PJSC	64,033
81,302	Aldar Properties PJSC	126,628
549,764	Americana Restaurants International PLC	504,472
68,441	Dubai Islamic Bank PJSC	102,866
144,524	Emaar Properties PJSC	298,401
41,522	Emirates NBD Bank PJSC	198,999
75,572	Emirates Telecommunications Group Co. PJSC	397,573
96,139	First Abu Dhabi Bank PJSC	359,158
85,755	Multiply Group PJSC*	81,965

	Total United Arab Emirates	2,359,491

United Kingdom - 1.1%
24,807	Anglo American PLC	672,089
8,990	Anglogold Ashanti PLC	173,951
50,500	Bank of Georgia Group PLC	2,200,836
490,959	Helios Towers PLC*	445,025
3,718	Pepco Group NV*	21,112
19,863	Unilever PLC	946,287

	Total United Kingdom	4,459,300

United States - 0.3%
14,862	BeiGene Ltd.*	214,866
3,424	EPAM Systems Inc.*	884,043
1,592	Legend Biotech Corp., ADR*	96,825
2,000	Parade Technologies Ltd.	68,374
1,587	Southern Copper Corp.	114,153

	Total United States	1,378,261

Uruguay - 1.7%
43,600	Arcos Dorados Holdings Inc., Class A Shares	505,324
12,082	Globant SA*	2,667,706
2,455	MercadoLibre Inc.*	3,978,229

	Total Uruguay	7,151,259

	TOTAL COMMON STOCKS (Cost - $361,051,828)	396,149,435

PREFERRED STOCKS - 1.6%
Brazil - 0.6%
114,327	Banco Bradesco SA, Class Preferred Shares	377,920
5,428	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	49,483
30,344	Cia Energetica de Minas Gerais, Class Preferred Shares	68,247
17,574	Cia Paranaense de Energia, Class Preferred B Shares*	33,777
24,121	Gerdau SA, Class Preferred Shares	107,080
103,276	Itau Unibanco Holding SA, Class Preferred Shares	662,845
117,239	Itausa SA, Class Preferred Shares	232,241
103,190	Petroleo Brasileiro SA, Class Preferred Shares	752,863
441,800	Raizen SA, Class Preferred Shares	327,628
8,409	Telefonica Brasil SA, Class Preferred Shares	90,139

	Total Brazil	2,702,223

Chile - 0.0%@
3,037	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	154,261

Colombia - 0.0%@
9,320	Bancolombia SA, Class Preferred Shares	64,530

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Mexico - 0.1%
325,975		Cemex SAB de CV, Class Preferred Shares*	$226,527

Russia - 0.0%@
209,216		Surgutneftegas PJSC, Class Preferred Shares#(c)	850

South Korea - 0.9%
719		Hyundai Motor Co., Class Preferred 2nd Shares	60,666
565		Hyundai Motor Co., Class Preferred Shares	47,022
149		LG Chem Ltd., Class Preferred Shares	35,496
77,835		Samsung Electronics Co., Ltd., Class Preferred Shares	3,471,232

		Total South Korea	3,614,416

		TOTAL PREFERRED STOCKS (Cost - $6,590,128)	6,762,807

RIGHT - 0.0%@
China - 0.0%@
13,680		Zhejiang Expressway Co., Ltd. expires 12/6/23*(d) (Cost - $0)	1,541

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $367,641,956)	402,913,783

Face Amount†
SHORT-TERM INVESTMENTS (g) - 2.8%
MONEY MARKET FUND - 0.1%
$ 359,430		Invesco STIT - Government & Agency Portfolio, 5.211%, Institutional Class(h) (Cost - $359,430)	359,430

TIME DEPOSITS - 2.7%
2	SGD	BBH - Grand Cayman, 2.500% due 12/1/23	1
		BNP Paribas - Paris:
444,596	HKD	3.220% due 12/1/23	56,916
1,189,897	ZAR	6.570% due 12/1/23	63,116
9,535	EUR	Citibank - London, 2.810% due 12/1/23	10,380
1,466,111		Citibank - New York, 4.680% due 12/1/23	1,466,111
81	HKD	HSBC Bank - Hong Kong, 3.220% due 12/1/23	10
3,788,340		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	3,788,340
92	GBP	Skandinaviska Enskilda Banken AB - Stockholm, 4.160% due 12/1/23	116
350,259	ZAR	Standard Chartered Bank - Johannesburg, 6.570% due 12/1/23	18,579
		Sumitomo Mitsui Banking Corp. - Tokyo:
6	EUR	2.810% due 12/1/23	7
5,842,434		4.680% due 12/1/23	5,842,434

		TOTAL TIME DEPOSITS (Cost - $11,246,010)	11,246,010

		TOTAL SHORT-TERM INVESTMENTS (Cost - $11,605,440)	11,605,440

		TOTAL INVESTMENTS - 100.2% (Cost - $379,247,396)	414,519,223

		Liabilities in Excess of Other Assets - (0.2)%	(827,099)

		TOTAL NET ASSETS - 100.0%	$413,692,124

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $14,873,003 and represents 3.6% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2023, amounts to $13,934 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.7%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2023, the Fund held Level 3 securities in the amount of $41,791, representing less than 0.05% of net assets.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2023, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 379,247,396	$106,120,453	$(70,841,617)	$35,278,836

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials:
Banks	18.2%
Insurance	3.1
Consumer Finance	1.0
Other	1.4
Information Technology:
Semiconductors & Semiconductor Equipment	11.6
Technology Hardware, Storage & Peripherals	6.5
IT Services	2.3
Other	2.7
Consumer Discretionary	13.0
Communication Services	7.4
Industrials	6.8
Materials	6.4
Energy	5.7
Consumer Staples	4.4
Health Care	4.1
Real Estate	1.4
Utilities	1.3
Short-Term Investments	2.7

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2023, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	12	12/23	$585,251	$592,260	$7,009

At November 30, 2023, Emerging Markets Equity Fund had deposited cash of $17,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 30.4%
FHLMC - 7.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 4,916,973	4.500% due 4/1/29 - 2/1/53	$4,622,797
4,358,918	5.500% due 1/1/30 - 7/1/53	4,309,183
18,706,048	3.000% due 3/1/31 - 6/1/52	16,078,430
6,960,631	1.500% due 5/1/31 - 12/1/50	5,519,682
31,418,433	2.500% due 11/1/31 - 5/1/52	25,726,020
13,284,453	4.000% due 9/1/32 - 1/1/53	12,236,689
12,581,502	3.500% due 4/1/33 - 6/1/52	11,316,944
8,467,704	5.000% due 12/1/34 - 7/1/53	8,185,261
44,804,953	2.000% due 3/1/36 - 4/1/52	35,545,163
3,785,061	6.000% due 5/1/38 - 9/1/53	3,807,342
5,153	7.000% due 3/1/39	5,477
3,042,337	6.500% due 9/1/39 - 7/1/53	3,099,644
87,726	2.106% (5-Year CMT Index + 1.285%) due 3/1/47(a)	80,705
274,802	2.872% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.619%) due 11/1/47(a)	261,644
460,098	3.006% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.628%) due 11/1/48(a)	430,482
109,270	3.098% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.621%) due 2/1/50(a)	103,783

	Total FHLMC	131,329,246

FNMA - 16.8%
	Federal National Mortgage Association (FNMA):
12,235,104	4.500% due 3/1/24 - 8/1/58	11,571,869
10,069,398	4.000% due 4/1/24 - 6/1/57	9,301,858
18,869,989	3.500% due 11/1/25 - 12/1/52	16,928,982
7,172,651	5.500% due 3/1/26 - 9/1/56	7,101,681
57,850,365	2.500% due 11/1/27 - 6/1/62	47,529,926
34,640,640	3.000% due 12/1/27 - 9/1/61	29,932,808
300,000	4.490% due 6/1/28	294,764
918,494	2.930% due 7/1/28 - 6/1/30	836,172
100,000	5.340% due 9/1/28	101,854
3,424,124	5.000% due 3/1/29 - 7/1/53	3,324,701
200,000	4.310% due 2/1/30	193,330
6,728,938	1.500% due 6/1/31 - 8/1/51	5,499,249
457,383	2.149% due 2/1/32(a)	373,442
100,000	3.345% due 6/1/32	88,756
100,000	3.840% due 7/1/32	92,085
200,000	3.890% due 7/1/32	181,550
100,000	4.060% due 7/1/32	91,903
200,000	3.980% due 10/1/32	181,677
98,808	4.840% due 10/1/32	97,811
200,000	5.850% due 11/1/33	213,184
53,839	4.540% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.540%) due 3/1/34(a)	53,244
3,247,847	6.000% due 8/1/34 - 7/1/53	3,275,764
8,905	6.597% (1-Year Treasury Average Rate + 1.791%) due 10/1/35(a)	8,760
2,694	6.620% (1-Year Treasury Average Rate + 1.820%) due 11/1/35(a)	2,617
8,074	6.722% (1-Year Treasury Average Rate + 1.941%) due 11/1/35(a)	7,979
63,618,082	2.000% due 6/1/36 - 4/1/52	50,561,952
7,024	7.000% due 4/1/37	7,049
100,000	3.870% due 5/1/37	88,117
37,136	4.640% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(a)	36,442
289,398	6.500% due 9/1/37 - 2/1/53	297,090

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 30.4% - (continued)
FNMA - 16.8% - (continued)
$ 13,125,000		2.000% due 12/1/53(b)	$10,206,386
8,025,000		2.500% due 12/1/53(b)	6,506,519
22,925,000		3.000% due 12/1/53(b)	19,361,775
12,800,000		3.500% due 12/1/53(b)	11,237,051
10,650,000		4.000% due 12/1/53(b)	9,677,304
9,450,000		4.500% due 12/1/53(b)	8,855,684
19,550,000		5.000% due 12/1/53(b)	18,825,490
22,125,000		5.500% due 12/1/53 - 1/1/54(b)	21,802,534
1,700,000		5.000% due 1/1/54(b)	1,637,995
6,800,000		6.000% due 1/1/54(b)	6,816,203
200,000		6.500% due 1/1/54(b)	203,111

		Total FNMA	303,406,668

GNMA - 6.3%
		Government National Mortgage Association (GNMA):
13,650		6.000% due 12/15/33 - 6/15/37	13,849
259,141		5.000% due 10/15/34 - 9/15/40	255,177
19,534		5.500% due 5/15/37 - 6/15/38	19,488
32,473		6.500% due 1/15/38 - 10/15/38	33,567
41,713		4.500% due 3/15/41	40,370
337,926		4.000% due 6/15/41 - 11/15/45	316,271
168,763		3.000% due 9/15/42 - 10/15/42	148,731
100,701		3.500% due 6/15/48 - 5/15/50	91,647
		Government National Mortgage Association II (GNMA):
1,446,852		6.000% due 7/20/37 - 7/20/53	1,460,278
7,513,312		4.500% due 1/20/40 - 4/20/53	7,178,927
9,678,634		5.000% due 7/20/40 - 8/20/53	9,434,219
5,255,252		4.000% due 11/20/40 - 11/20/52	4,892,650
16,303,208		3.000% due 1/20/43 - 4/20/53	14,182,660
9,407,253		3.500% due 6/20/43 - 12/20/52	8,501,523
13,251,574		2.500% due 9/20/50 - 9/20/52	11,055,419
8,626,436		2.000% due 10/20/50 - 4/20/52	6,971,956
6,234,631		5.500% due 11/20/52 - 9/20/53	6,200,621
1,200,000		2.000% due 12/1/53(b)	968,780
7,825,000		2.500% due 12/1/53(b)	6,537,474
3,400,000		3.500% due 12/1/53(b)	3,043,279
3,500,000		4.000% due 12/1/53(b)	3,226,272
9,950,000		4.500% due 12/1/53(b)	9,419,074
8,325,000		5.000% due 12/1/53(b)	8,095,608
5,325,000		5.500% due 12/1/53(b)	5,288,806
4,400,000		6.000% due 1/1/54(b)	4,430,766
2,800,000		6.500% due 1/1/54(b)	2,845,172

		Total GNMA	114,652,584

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $579,617,095)	549,388,498

CORPORATE BONDS & NOTES - 27.8%
Advertising - 0.0%@
193,000	BBB+	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.650% due 11/1/24	189,364

Aerospace/Defense - 1.0%
2,072,000	BBB+	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(c)	2,006,546
		Boeing Co. (The), Senior Unsecured Notes:
530,000	BBB-	1.433% due 2/4/24	525,993
990,000	BBB-	4.875% due 5/1/25	979,721
1,350,000	BBB-	2.196% due 2/4/26	1,261,900
50,000	BBB-	3.100% due 5/1/26	47,488

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Aerospace/Defense - 1.0% - (continued)
$ 70,000	BBB-	2.700% due 2/1/27	$64,682
480,000	BBB-	2.800% due 3/1/27	443,250
260,000	BBB-	3.200% due 3/1/29	235,556
250,000	BBB-	5.150% due 5/1/30	247,765
440,000	BBB-	3.250% due 2/1/35	353,189
40,000	BBB-	3.550% due 3/1/38	30,600
420,000	BBB-	5.705% due 5/1/40	413,805
140,000	BBB-	3.750% due 2/1/50	101,763
1,120,000	BBB-	5.805% due 5/1/50	1,093,237
248,000	BBB-	3.950% due 8/1/59	176,697
327,000	BBB-	5.930% due 5/1/60	317,757
		General Dynamics Corp., Company Guaranteed Notes:
350,000	A-	3.750% due 5/15/28	335,451
10,000	A-	4.250% due 4/1/40	8,793
60,000	A-	4.250% due 4/1/50	51,713
82,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	79,137
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	471,927
1,326,000	BBB	4.400% due 6/15/28	1,282,933
30,000	BBB	5.054% due 4/27/45	27,465
203,000	BBB	5.600% due 7/31/53	201,723
		Lockheed Martin Corp., Senior Unsecured Notes:
90,000	A-	3.900% due 6/15/32	83,204
40,000	A-	4.500% due 5/15/36	37,541
236,000	A-	3.800% due 3/1/45	190,272
864,000	A-	4.150% due 6/15/53	717,170
		Northrop Grumman Corp., Senior Unsecured Notes:
160,000	BBB+	2.930% due 1/15/25	155,576
720,000	BBB+	3.250% due 1/15/28	673,857
566,000	BBB+	4.700% due 3/15/33	548,038
64,000	BBB+	4.750% due 6/1/43	57,675
262,000	BBB+	4.030% due 10/15/47	210,087
400,000	BBB+	5.250% due 5/1/50	384,407
		Raytheon Co., Senior Unsecured Notes:
40,000	BBB+	7.200% due 8/15/27	42,380
24,000	BBB+	7.000% due 11/1/28	25,291
55,000	BBB+	4.200% due 12/15/44	41,714
		RTX Corp., Senior Unsecured Notes:
70,000	BBB+	3.150% due 12/15/24	68,232
410,000	BBB+	3.950% due 8/16/25	399,987
954,000	BBB+	4.125% due 11/16/28	907,580
140,000	BBB+	2.250% due 7/1/30	116,537
290,000	BBB+	6.000% due 3/15/31	300,357
816,000	BBB+	2.375% due 3/15/32	655,128
410,000	BBB+	4.500% due 6/1/42	352,282
76,000	BBB+	3.750% due 11/1/46	56,322
724,000	BBB+	2.820% due 9/1/51	444,202
290,000	BBB+	3.030% due 3/15/52	183,792

		Total Aerospace/Defense	17,410,722

Agriculture - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	38,290
310,000	BBB	4.400% due 2/14/26	304,279
752,000	BBB	4.800% due 2/14/29	734,244

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Agriculture - 0.5% - (continued)
$ 1,762,000	BBB	2.450% due 2/4/32	$1,384,762
400,000	BBB	6.875% due 11/1/33	424,434
90,000	BBB	5.800% due 2/14/39	88,532
272,000	BBB	3.400% due 2/4/41	187,893
80,000	BBB	3.875% due 9/16/46	56,318
540,000	BBB	5.950% due 2/14/49	526,429
82,000	BBB	6.200% due 2/14/59	82,984
		BAT Capital Corp., Company Guaranteed Notes:
265,000	BBB+	3.557% due 8/15/27	248,213
348,000	BBB+	2.259% due 3/25/28	304,934
2,584,000	BBB+	4.540% due 8/15/47	1,887,588
107,000	BBB+	4.758% due 9/6/49	80,571
237,000	BBB+	3.984% due 9/25/50	159,656
680,000	BBB+	5.650% due 3/16/52	582,569
458,000	BBB+	7.081% due 8/2/53	464,436
168,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	170,600
		Imperial Brands Finance PLC, Company Guaranteed Notes:
400,000	BBB	3.125% due 7/26/24(c)	392,517
205,000	BBB	3.500% due 7/26/26(c)	193,246
		Philip Morris International Inc., Senior Unsecured Notes:
381,000	A-	5.125% due 11/17/27	381,525
210,000	A-	2.100% due 5/1/30	174,871
60,000	A-	4.500% due 3/20/42	51,007
961,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	848,780

		Total Agriculture	9,768,678

Airlines - 0.1%
41,664	Aa2(d)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(c)	36,596
14,411	A2(d)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	13,049
41,500	BB-	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(c)	40,766
470	BB	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	439
250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(c)	258,063
		Delta Air Lines Inc., Senior Unsecured Notes:
200,000	BB+	2.900% due 10/28/24	193,789
210,000	BB+	7.375% due 1/15/26	215,197
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
153,133	Baa1(d)	4.500% due 10/20/25(c)	149,502
120,000	Baa1(d)	4.750% due 10/20/28(c)	115,279
232,500	Baa3(d)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(c)	231,407
95,743	B2(d)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(c)	69,046
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
3,417	A1(d)	3.100% due 7/7/28	3,064
36,456	A3(d)	2.875% due 10/7/28	32,051
47,252	Aa3(d)	4.150% due 8/25/31	42,565
19,170	A1(d)	2.700% due 5/1/32	15,753
2,917	Ba2(d)	United Airlines Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	2,735
		United Airlines Inc., Senior Secured Notes:
130,000	BB	4.375% due 4/15/26(c)	123,752
810,000	BB	4.625% due 4/15/29(c)	723,579

		Total Airlines	2,266,632

Apparel - 0.0%@
		NIKE Inc., Senior Unsecured Notes:
360,000	AA-	2.750% due 3/27/27	338,187
140,000	AA-	2.850% due 3/27/30	125,478
100,000	AA-	3.250% due 3/27/40	78,922

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Apparel - 0.0%@ - (continued)
$ 220,000	AA-	3.375% due 3/27/50	$168,681

		Total Apparel	711,268

Auto Manufacturers - 0.4%
		Ford Motor Co., Senior Unsecured Notes:
270,000	BBB-	3.250% due 2/12/32	215,434
140,000	BBB-	6.100% due 8/19/32	136,410
30,000	BBB-	4.750% due 1/15/43	23,266
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB-	4.950% due 5/28/27	477,247
460,000	BBB-	2.900% due 2/16/28	401,866
220,000	BBB-	2.900% due 2/10/29	186,779
200,000	BBB-	5.113% due 5/3/29	188,225
640,000	BBB-	7.350% due 3/6/30	665,993
1,500,000	BBB-	7.200% due 6/10/30	1,551,633
200,000	BBB-	4.000% due 11/13/30	171,960
		General Motors Co., Senior Unsecured Notes:
440,000	BBB	6.125% due 10/1/25	442,214
60,000	BBB	5.400% due 10/15/29	59,164
250,000	BBB	6.250% due 10/2/43	240,237
455,000	BBB	5.200% due 4/1/45	383,864
		General Motors Financial Co., Inc.:
100,000	BBB	Company Guaranteed Notes, 4.350% due 1/17/27	96,125
58,000	BBB	Senior Unsecured Notes, 5.800% due 6/23/28	58,036
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
600,000	BB+	3.522% due 9/17/25(c)	572,251
900,000	BB+	4.345% due 9/17/27(c)	841,151

		Total Auto Manufacturers	6,711,855

Banks - 7.6%
450,000	BBB	ABN AMRO Bank NV, Senior Non-Preferred Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(c)	381,753
600,000	A-	Banco Santander SA, Senior Non-Preferred Notes, 2.746% due 5/28/25	570,953
		Bank of America Corp.:
		Senior Unsecured Notes:
490,000	A-	4.125% due 1/22/24	488,867
280,000	A-	4.000% due 4/1/24	278,287
630,000	A-	3.841% (SOFR + 1.110%) due 4/25/25(a)	624,428
210,000	A-	3.500% due 4/19/26	202,041
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(a)	675,208
140,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(a)	126,371
130,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(a)	125,109
50,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(a)	46,673
435,000	A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(a)	399,843
3,960,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(a)	3,710,714
3,045,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(a)	2,618,943
3,751,000	A-	5.819% (SOFR + 1.570%) due 9/15/29(a)	3,786,002
659,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(a)	609,169
238,000	A-	2.884% (3-Month Term SOFR + 1.452%) due 10/22/30(a)	204,564
194,000	A-	2.496% (3-Month Term SOFR + 1.252%) due 2/13/31(a)	161,018
1,177,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(a)	977,782
685,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(a)	535,610
690,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(a)	560,588
860,000	A-	2.299% (SOFR + 1.220%) due 7/21/32(a)	675,409
920,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(a)	732,085
1,527,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(a)	1,246,383
1,490,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(a)	1,367,026

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Banks - 7.6% - (continued)
$ 1,192,000	A-	5.288% (SOFR + 1.910%) due 4/25/34(a)	$1,145,387
130,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(a)	130,401
240,000	A-	5.000% due 1/21/44	223,195
530,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(a)	439,481
310,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(a)	245,688
		Subordinated Notes:
600,000	BBB+	4.200% due 8/26/24	592,883
740,000	BBB+	4.000% due 1/22/25	725,601
30,000	BBB+	7.250% due 10/15/25	30,782
40,000	BBB+	4.450% due 3/3/26	39,040
20,000	BBB+	4.250% due 10/22/26	19,312
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	284,929
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(a)	44,708
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	85,496
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(a)	357,305
320,000	A	5.834% (SOFR + 2.074%) due 10/25/33(a)	325,810
		Bank of Nova Scotia (The):
170,000	A-	Senior Unsecured Notes, 1.300% due 6/11/25	159,391
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(a)	153,068
		Barclays PLC:
820,000	BBB+	Senior Unsecured Notes, 4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(a)	782,620
200,000	BBB-	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(a)	183,637
		BNP Paribas SA:
470,000	BBB-	Junior Subordinated Notes, 8.500% (5-Year CMT Index + 4.354%)(a)(c)(e)	478,245
		Senior Non-Preferred Notes:
1,810,000	A-	4.705% (3-Month Term SOFR + 2.497%) due 1/10/25(a)(c)	1,807,096
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	208,067
1,150,000	A-	4.400% due 8/14/28(c)	1,092,831
200,000	A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(c)	162,038
680,000	A+	Senior Preferred Notes, 5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(c)	668,931
490,000	A+	Senior Unsecured Notes, 5.894% (SOFR + 1.866%) due 12/5/34(a)(c)	492,101
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	181,098
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month Term SOFR + 4.167%)(a)(e)	212,711
		Senior Unsecured Notes:
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(a)	115,739
70,000	BBB+	4.658% (SOFR + 1.887%) due 5/24/28(a)	68,369
2,540,000	BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(a)	2,364,303
200,000	BBB+	4.075% (3-Month Term SOFR + 1.454%) due 4/23/29(a)	188,133
100,000	BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(a)	92,380
815,000	BBB+	2.976% (SOFR + 1.422%) due 11/5/30(a)	705,216
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(a)	194,660
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(a)	57,799
1,170,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(a)	941,048
160,000	BBB+	2.520% (SOFR + 1.177%) due 11/3/32(a)	126,892
3,065,000	BBB+	3.057% (SOFR + 1.351%) due 1/25/33(a)	2,515,105
250,000	BBB+	3.785% (SOFR + 1.939%) due 3/17/33(a)	216,322
220,000	BBB+	4.910% (SOFR + 2.086%) due 5/24/33(a)	206,940
314,000	BBB+	8.125% due 7/15/39	386,277
196,000	BBB+	4.650% due 7/30/45	168,297
70,000	BBB+	4.650% due 7/23/48	60,874

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Banks - 7.6% - (continued)
		Subordinated Notes:
$ 670,000	BBB	4.400% due 6/10/25	$656,924
250,000	BBB	5.500% due 9/13/25	249,020
890,000	BBB	4.300% due 11/20/26	858,717
30,000	BBB	6.625% due 6/15/32	31,631
100,000	BBB	6.675% due 9/13/43	105,222
286,000	BBB	5.300% due 5/6/44	258,596
30,000	BBB	4.750% due 5/18/46	25,069
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(c)	46,358
		Cooperatieve Rabobank UA:
1,290,000	BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	1,251,616
		Senior Non-Preferred Notes:
250,000	A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(c)	233,933
270,000	A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(c)	232,412
500,000	A-	Credit Agricole SA, Senior Non-Preferred Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	469,524
		Credit Suisse AG, Senior Unsecured Notes:
500,000	A+	3.625% due 9/9/24	490,172
1,450,000	A+	7.950% due 1/9/25	1,478,713
782,000	A+	3.700% due 2/21/25	759,313
250,000	A+	2.950% due 4/9/25	239,728
517,000	A+	5.000% due 7/9/27	506,825
1,020,000	A+	7.500% due 2/15/28	1,093,671
760,000	WD(f)	Credit Suisse Group AG, (Cost - $760,000, acquired 6/16/22), Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)(a)(c)(e)(g)(i)	–
		Danske Bank AS, Senior Non-Preferred Notes:
1,000,000	BBB+	5.375% due 1/12/24(c)	998,744
260,000	BBB+	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(c)	246,597
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 6.398% (3-Month Term SOFR + 1.029%)(a)(e)	8,651
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
1,120,000	BBB+	1.217% due 12/6/23	1,119,722
265,000	BBB+	5.852% (SOFR + 0.505%) due 9/10/24(a)	264,278
689,000	BBB+	5.834% (SOFR + 0.486%) due 10/21/24(a)	687,155
140,000	BBB+	3.500% due 4/1/25	136,007
145,000	BBB+	3.272% (3-Month Term SOFR + 1.463%) due 9/29/25(a)	141,815
371,000	BBB+	5.798% (SOFR + 1.075%) due 8/10/26(a)	371,495
150,000	BBB+	3.500% due 11/16/26	143,191
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(a)	621,556
1,460,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(a)	1,300,693
70,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(a)	65,872
1,816,000	BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(a)	1,687,774
3,294,000	BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(a)	3,110,992
1,224,000	BBB+	6.484% (SOFR + 1.770%) due 10/24/29(a)	1,267,434
100,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(a)	77,573
1,672,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(a)	1,346,554
900,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(a)	708,529
1,990,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(a)	1,584,462
2,323,000	BBB+	3.102% (SOFR + 1.410%) due 2/24/33(a)	1,915,338
210,000	BBB+	6.250% due 2/1/41	220,316
30,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(a)	21,626
70,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(a)	47,952
100,000	BBB+	4.750% due 10/21/45	89,252
		Subordinated Notes:
600,000	BBB	4.250% due 10/21/25	584,794
460,000	BBB	6.750% due 10/1/37	483,386
290,000	BBB	5.150% due 5/22/45	261,851

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Banks - 7.6% - (continued)
		HSBC Holdings PLC:
		Senior Unsecured Notes:
$ 1,005,000	A-	2.099% (SOFR + 1.929%) due 6/4/26(a)	$947,428
485,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(a)	436,603
2,370,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(a)	2,010,981
820,000	A-	3.973% (3-Month Term SOFR + 1.872%) due 5/22/30(a)	745,146
340,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(a)	272,891
400,000	A-	6.332% (SOFR + 2.650%) due 3/9/44(a)	407,084
		Subordinated Notes:
220,000	BBB	4.762% (SOFR + 2.530%) due 3/29/33(a)	193,710
190,000	BBB	6.500% due 9/15/37	194,235
200,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(c)	197,564
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
430,000	A-	4.023% (3-Month Term SOFR + 1.262%) due 12/5/24(a)	429,976
240,000	A-	3.845% (SOFR + 0.980%) due 6/14/25(a)	237,453
435,000	A-	0.969% (3-Month Term SOFR + 0.580%) due 6/23/25(a)	422,445
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(a)	1,031,318
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(a)	266,030
1,745,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(a)	1,588,660
360,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(a)	322,649
480,000	A-	4.203% (3-Month Term SOFR + 1.522%) due 7/23/29(a)	456,867
53,000	A-	5.299% (SOFR + 1.450%) due 7/24/29(a)	52,844
12,000	A-	6.087% (SOFR + 1.570%) due 10/23/29(a)	12,354
1,110,000	A-	4.452% (3-Month Term SOFR + 1.592%) due 12/5/29(a)	1,063,446
485,000	A-	3.702% (3-Month Term SOFR + 1.422%) due 5/6/30(a)	444,128
806,000	A-	4.565% (SOFR + 1.750%) due 6/14/30(a)	772,375
345,000	A-	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(a)	297,638
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(a)	125,857
585,000	A-	1.953% (SOFR + 1.065%) due 2/4/32(a)	459,505
2,385,000	A-	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(a)	1,948,768
1,215,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(a)	976,899
46,000	A-	2.963% (SOFR + 1.260%) due 1/25/33(a)	38,020
1,957,000	A-	5.350% (SOFR + 1.845%) due 6/1/34(a)	1,910,600
200,000	A-	3.964% (3-Month Term SOFR + 1.642%) due 11/15/48(a)	158,221
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(a)	33,567
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	266,031
210,000	BBB+	4.250% due 10/1/27	204,171
750,000	BBB+	4.950% due 6/1/45	679,162
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
400,000	BBB+	3.900% due 3/12/24	397,770
200,000	BBB+	4.375% due 3/22/28	189,736
820,000	BBB+	4.976% (1-Year CMT Index + 2.300%) due 8/11/33(a)	761,956
445,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	429,489
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(c)	237,726
		NatWest Group PLC, Senior Unsecured Notes:
730,000	BBB+	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(a)	725,465
400,000	BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(a)	381,821
		PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
270,000	A-	5.812% (SOFR + 1.322%) due 6/12/26(a)	269,779
420,000	A-	5.582% (SOFR + 1.841%) due 6/12/29(a)	417,116
1,220,000	A-	5.068% (SOFR + 1.933%) due 1/24/34(a)	1,144,757
820,000	A-	6.875% (SOFR + 2.284%) due 10/20/34(a)	871,745

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Banks - 7.6% - (continued)
		Royal Bank of Canada, Senior Unsecured Notes:
$ 160,000	A	1.150% due 6/10/25	$150,210
250,000	A	3.875% due 5/4/32	224,179
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	29,276
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
235,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(a)	231,086
790,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(a)	726,385
1,440,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(a)	1,286,078
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
550,000	A	1.150% due 6/12/25	515,737
440,000	A	4.456% due 6/8/32	408,757
250,000	A-	Truist Financial Corp., Senior Unsecured Notes, 6.047% (SOFR + 2.050%) due 6/8/27(a)	250,383
		UBS Group AG:
		Junior Subordinated Notes:
1,070,000	BB	7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(e)	1,067,646
890,000	BB	9.250% (5-Year CMT Index + 4.745%)(a)(c)(e)	932,080
		Senior Unsecured Notes:
319,000	A-	3.750% due 3/26/25	309,617
175,000	A-	2.593% (SOFR + 1.560%) due 9/11/25(a)(c)	170,090
320,000	A-	4.550% due 4/17/26	311,401
370,000	A-	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	348,004
355,000	A-	6.373% (SOFR + 3.340%) due 7/15/26(a)(c)	355,831
900,000	A-	1.305% (SOFR + 0.980%) due 2/2/27(a)(c)	814,414
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(c)	481,891
60,000	A-	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	55,266
511,000	A-	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	458,850
2,415,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(c)	1,971,988
496,000	A-	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(a)(c)	386,909
4,625,000	A-	6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	4,723,000
2,619,000	A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(c)	3,100,101
		US Bancorp, Senior Unsecured Notes:
350,000	A	1.450% due 5/12/25	329,997
300,000	A	5.850% (SOFR + 2.090%) due 10/21/33(a)	295,316
1,365,000	A	4.839% (SOFR + 1.600%) due 2/1/34(a)	1,249,937
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875%(a)(e)	49,376
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	269,218
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(a)	285,245
500,000	BBB+	3.000% due 10/23/26	468,264
145,000	BBB+	3.526% (SOFR + 1.510%) due 3/24/28(a)	135,942
1,240,000	BBB+	3.584% (3-Month Term SOFR + 1.572%) due 5/22/28(a)	1,161,733
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(a)	458,465
490,000	BBB+	4.150% due 1/24/29	464,109
3,048,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(a)	3,045,614
1,481,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(a)	1,526,209
305,000	BBB+	2.879% (3-Month Term SOFR + 1.432%) due 10/30/30(a)	262,750
187,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(a)	156,302
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(a)	93,533
4,470,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(a)	3,742,990
290,000	BBB+	4.897% (SOFR + 2.100%) due 7/25/33(a)	271,516
795,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(a)	765,933
2,363,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(a)	2,302,233

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Banks - 7.6% - (continued)
$ 3,180,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(a)	$2,830,695
		Subordinated Notes:
169,000	BBB	4.480% due 1/16/24	168,665
230,000	BBB	5.375% due 11/2/43	208,817
110,000	BBB	5.606% due 1/15/44	102,388
280,000	BBB	4.650% due 11/4/44	231,081
250,000	BBB	4.900% due 11/17/45	212,272
40,000	BBB	4.400% due 6/14/46	31,206
160,000	BBB	4.750% due 12/7/46	131,352
1,128,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 5.450% due 8/7/26	1,134,711

		Total Banks	136,413,119

Beverages - 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	A-	3.650% due 2/1/26	331,358
890,000	A-	4.900% due 2/1/46	823,704
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	A-	4.000% due 4/13/28	135,732
240,000	A-	4.750% due 1/23/29	239,334
323,000	A-	3.500% due 6/1/30	298,281
160,000	A-	4.350% due 6/1/40	141,858
270,000	A-	5.550% due 1/23/49	275,490
650,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 4.450% due 5/15/25(c)	636,422
		Coca-Cola Co. (The), Senior Unsecured Notes:
190,000	A+	2.500% due 6/1/40	135,727
60,000	A+	2.600% due 6/1/50	38,928
		Constellation Brands Inc., Senior Unsecured Notes:
100,000	BBB	3.600% due 5/9/24	98,980
130,000	BBB	4.350% due 5/9/27	126,850
30,000	BBB	2.250% due 8/1/31	24,139
		Molson Coors Beverage Co., Company Guaranteed Notes:
50,000	BBB	3.000% due 7/15/26	47,375
60,000	BBB	4.200% due 7/15/46	47,600
		PepsiCo Inc., Senior Unsecured Notes:
20,000	A+	2.625% due 3/19/27	18,727
150,000	A+	1.625% due 5/1/30	124,067
60,000	A+	2.875% due 10/15/49	41,143
297,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(c)	254,590

		Total Beverages	3,840,305

Biotechnology - 0.3%
		Amgen Inc., Senior Unsecured Notes:
70,000	BBB+	3.625% due 5/22/24	69,306
1,201,000	BBB+	5.150% due 3/2/28	1,204,010
180,000	BBB+	4.050% due 8/18/29	171,337
520,000	BBB+	2.450% due 2/21/30	446,761
256,000	BBB+	3.375% due 2/21/50	178,419
332,000	BBB+	4.200% due 2/22/52	262,247
114,000	BBB+	4.875% due 3/1/53	100,537
160,000	BBB+	5.650% due 3/2/53	158,102
513,000	BBB+	4.400% due 2/22/62	403,692
358,000	BBB+	5.750% due 3/2/63	350,133
114,000	BBB+	Biogen Inc., Senior Unsecured Notes, 2.250% due 5/1/30	93,829
		Gilead Sciences Inc., Senior Unsecured Notes:
310,000	BBB+	3.700% due 4/1/24	307,953
60,000	BBB+	3.650% due 3/1/26	58,060

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Biotechnology - 0.3% - (continued)
$ 476,000		BBB+	1.650% due 10/1/30	$384,731
137,000		BBB+	4.000% due 9/1/36	120,186
408,000		BBB+	2.600% due 10/1/40	280,831
171,000		BBB+	4.500% due 2/1/45	148,635
130,000		BBB+	4.750% due 3/1/46	117,064

			Total Biotechnology	4,855,833

Building Materials - 0.0%@
30,000		BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(c)	25,784

Chemicals - 0.2%
4,000		BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	3,830
			International Flavors & Fragrances Inc.:
130,000		BBB-	Company Guaranteed Notes, 3.468% due 12/1/50(c)	81,981
			Senior Unsecured Notes:
1,801,000		BBB-	2.300% due 11/1/30(c)	1,430,441
120,000		BBB-	4.375% due 6/1/47	86,375
100,000		BBB-	5.000% due 9/26/48	79,901
21,000		BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	15,480
600,000		BBB	MEGlobal BV, Company Guaranteed Notes, 4.250% due 11/3/26(c)	573,150
30,000		BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	20,172
			OCP SA, Senior Unsecured Notes:
200,000		BB+	4.500% due 10/22/25(c)	193,625
200,000		BB+	3.750% due 6/23/31(c)	165,806
400,000		BB+	5.125% due 6/23/51(c)	288,150
			Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000		BBB-	1.875% due 5/11/26(c)	243,903
260,000		BBB-	2.875% due 5/11/31(c)	206,965
213,000		BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	202,306

			Total Chemicals	3,592,085

Coal - 0.0%@
			Teck Resources Ltd., Senior Unsecured Notes:
200,000		BBB-	3.900% due 7/15/30	180,182
10,000		BBB-	6.000% due 8/15/40	9,631

			Total Coal	189,813

Commercial Services - 0.1%
60,000		BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(c)	56,466
			Cintas Corp. No 2, Company Guaranteed Notes:
110,000		A-	3.700% due 4/1/27	106,168
90,000		A-	4.000% due 5/1/32	83,442
378,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	373,758
			Global Payments Inc., Senior Unsecured Notes:
546,000		BBB-	2.150% due 1/15/27	492,371
100,000	EUR	BBB-	4.875% due 3/17/31	110,775
553,000		BBB-	5.950% due 8/15/52	529,984
			PayPal Holdings Inc., Senior Unsecured Notes:
200,000		A-	1.650% due 6/1/25	189,450
190,000		A-	2.300% due 6/1/30	160,769
59,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	56,342
184,000		A3(d)	S&P Global Inc., Company Guaranteed Notes, 5.250% due 9/15/33(c)	185,486
			United Rentals North America Inc.:
			Company Guaranteed Notes:
50,000		BB+	3.875% due 2/15/31	43,537
120,000		BB+	3.750% due 1/15/32	101,870
20,000		BBB-	Secured Notes, 3.875% due 11/15/27	18,821
60,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(c)	54,681

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Commercial Services - 0.1% - (continued)
$ 60,000	B-	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(c)	$56,449

		Total Commercial Services	2,620,369

Computers - 0.1%
		Dell International LLC/EMC Corp.:
160,000	BBB	Company Guaranteed Notes, 3.450% due 12/15/51	107,107
52,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	64,151
491,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.250% due 7/1/28	492,449
680,000	A-	International Business Machines Corp., Senior Unsecured Notes, 3.000% due 5/15/24	672,251
		NCR Voyix Corp., Company Guaranteed Notes:
150,000	B+	5.125% due 4/15/29(c)	137,500
165,000	B+	5.250% due 10/1/30(c)	145,184

		Total Computers	1,618,642

Cosmetics/Personal Care - 0.1%
560,000	BBB	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/29	513,057
540,000	A	Kenvue Inc., Company Guaranteed Notes, 4.900% due 3/22/33	535,260
80,000	AA-	Procter & Gamble Co. (The), Senior Unsecured Notes, 3.000% due 3/25/30	73,270

		Total Cosmetics/Personal Care	1,121,587

Distribution/Wholesale - 0.1%
1,350,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(c)	1,196,424

Diversified Financial Services - 0.8%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BBB	4.875% due 1/16/24	279,546
190,000	BBB	3.150% due 2/15/24	188,762
1,800,000	BBB	2.450% due 10/29/26	1,640,102
540,000	BBB	3.000% due 10/29/28	476,171
2,327,000	BBB	3.300% due 1/30/32	1,929,050
		Air Lease Corp., Senior Unsecured Notes:
495,000	BBB	3.250% due 3/1/25	477,752
200,000	BBB	3.375% due 7/1/25	191,973
725,000	BBB	2.875% due 1/15/26	682,330
230,000	BBB	5.300% due 2/1/28	227,707
		American Express Co., Senior Unsecured Notes:
190,000	BBB+	3.375% due 5/3/24	188,268
220,000	BBB+	4.050% due 5/3/29	211,149
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(c)	272,324
75,000	BBB-	3.250% due 2/15/27(c)	67,869
1,563,000	BBB-	2.528% due 11/18/27(c)	1,352,338
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(c)	199,805
		Capital One Financial Corp.:
72,000	BBB	Senior Unsecured Notes, 5.817% (SOFR + 2.600%) due 2/1/34(a)	67,549
40,000	BBB-	Subordinated Notes, 2.359% (SOFR + 1.337%) due 7/29/32(a)	28,408
		Charles Schwab Corp. (The), Senior Unsecured Notes:
700,000	A-	5.875% due 8/24/26	706,956
140,000	A-	6.136% (SOFR + 2.010%) due 8/24/34(a)	140,442
996,000	A+	Credit Suisse USA Inc., Company Guaranteed Notes, 7.125% due 7/15/32	1,090,983
		Intercontinental Exchange Inc., Senior Unsecured Notes:
480,000	A-	1.850% due 9/15/32	367,307
540,000	A-	4.600% due 3/15/33	513,863
60,000	A-	4.950% due 6/15/52	55,583
200,000	BB	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(c)	179,180
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(c)	27,317
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*#(j)(k)	–

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Diversified Financial Services - 0.8% - (continued)
$ 535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(c)	$464,225
30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	24,545
821,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	820,734
60,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.500% due 2/15/24(c)	59,841
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(c)	122,891
		Visa Inc., Senior Unsecured Notes:
210,000	AA-	2.050% due 4/15/30	179,299
380,000	AA-	4.300% due 12/14/45	338,089

		Total Diversified Financial Services	13,572,358

Electric - 1.7%
		AEP Texas Inc., Senior Unsecured Notes:
774,000	A-	5.400% due 6/1/33	755,553
82,000	A-	3.450% due 1/15/50	55,101
191,000	A-	3.450% due 5/15/51	127,507
126,000	A-	5.250% due 5/15/52	113,038
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	371,728
120,000	A-	2.750% due 8/15/51	71,663
431,000	A-	4.500% due 6/15/52	358,482
169,000	A-	5.400% due 3/15/53	162,873
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	15,784
64,000	A-	3.700% due 12/1/47	47,327
60,000	A-	3.450% due 10/1/49	41,884
116,000	A-	3.125% due 7/15/51	75,357
100,000	A-	3.000% due 3/15/52	63,961
		Ameren Illinois Co., 1st Mortgage Notes:
161,000	A	3.250% due 3/15/50	110,724
95,000	A	2.900% due 6/15/51	60,066
342,000	BBB+	American Electric Power Co., Inc., Senior Unsecured Notes, 5.950% due 11/1/32	349,832
542,000	BBB	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(c)	439,751
850,000	BBB+	Arizona Public Service Co., Senior Unsecured Notes, 3.350% due 5/15/50	561,820
131,000	A	Atlantic City Electric Co., 1st Mortgage Notes, 4.000% due 10/15/28	124,866
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	4,242
150,000	A	3.750% due 8/15/47	112,491
130,000	A	3.200% due 9/15/49	87,233
67,000	A	2.900% due 6/15/50	42,212
223,000	A	4.550% due 6/1/52	190,966
		CenterPoint Energy Houston Electric LLC:
		1st Mortgage Notes:
146,000	A	3.350% due 4/1/51	100,964
126,000	A	3.600% due 3/1/52	91,627
		General Refinance Mortgage:
179,000	A	4.450% due 10/1/32	168,774
142,000	A	4.950% due 4/1/33	139,488
15,000	A	3.950% due 3/1/48	11,799
108,000	A	4.250% due 2/1/49	88,468
		Commonwealth Edison Co., 1st Mortgage Notes:
78,000	A	3.125% due 3/15/51	51,371
299,000	A	2.750% due 9/1/51	179,418
128,000	A	3.850% due 3/15/52	96,379
146,000	A	5.300% due 2/1/53	139,470

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Electric - 1.7% - (continued)
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
$ 60,000	A-	3.350% due 4/1/30	$54,067
40,000	A-	3.950% due 4/1/50	31,021
		Consumers Energy Co., 1st Mortgage Notes:
117,000	A	3.100% due 8/15/50	79,161
256,000	A	3.500% due 8/1/51	183,661
53,000	A	2.650% due 8/15/52	32,183
313,000	A	4.200% due 9/1/52	253,537
90,000	A	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 6.250% due 10/15/53	96,128
		DTE Electric Co.:
108,000	A	1st Mortgage Notes, 5.400% due 4/1/53	105,187
		General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	23,581
250,000	A	3.950% due 3/1/49	194,835
376,000	A	3.250% due 4/1/51	252,526
123,000	A	3.650% due 3/1/52	89,201
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
1,398,000	A	3.950% due 11/15/28	1,334,404
68,000	A	2.450% due 2/1/30	58,036
188,000	A	4.950% due 1/15/33	184,255
500,000	A	4.250% due 12/15/41	415,466
205,000	A	3.200% due 8/15/49	137,595
395,000	A	3.550% due 3/15/52	280,189
352,000	A	5.350% due 1/15/53	334,150
		Duke Energy Florida LLC, 1st Mortgage Notes:
417,000	A	2.500% due 12/1/29	361,962
733,000	A	1.750% due 6/15/30	592,005
24,000	A	4.200% due 7/15/48	19,132
226,000	A	5.950% due 11/15/52	232,112
495,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	462,295
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	120,638
411,000	A	5.250% due 3/15/33	408,597
287,000	A	4.150% due 12/1/44	228,115
67,000	A	2.900% due 8/15/51	41,374
		Edison International, Senior Unsecured Notes:
166,000	BBB-	5.750% due 6/15/27	167,074
431,000	BBB-	6.950% due 11/15/29	456,498
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	57,972
		Entergy Louisiana LLC:
76,000	A	1st Mortgage Notes, 1.600% due 12/15/30	58,690
47,000	A	Collateral Trust, 3.050% due 6/1/31	39,850
81,000	A	Entergy Mississippi LLC, 1st Mortgage Notes, 3.500% due 6/1/51	55,704
125,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	115,183
73,000	A	Evergy Metro Inc., General Refinance Mortgage, 4.125% due 4/1/49	55,815
410,000	BBB+	Eversource Energy, Senior Unsecured Notes, 5.450% due 3/1/28	410,688
		Exelon Corp., Senior Unsecured Notes:
85,000	BBB	5.625% due 6/15/35	84,360
143,000	BBB	4.700% due 4/15/50	121,039
115,000	BBB	5.600% due 3/15/53	110,170
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	55,357
470,000	BB+	4.150% due 7/15/27	447,500
300,000	BB+	5.100% due 7/15/47	258,399

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Electric - 1.7% - (continued)
			FirstEnergy Transmission LLC, Senior Unsecured Notes:
$ 987,000		BB+	4.350% due 1/15/25(c)	$971,309
750,000		BB+	4.550% due 4/1/49(c)	607,466
			Florida Power & Light Co., 1st Mortgage Notes:
251,000		A+	3.950% due 3/1/48	198,575
540,000		A+	3.990% due 3/1/49	427,511
173,000		BBB+	Georgia Power Co., Senior Unsecured Notes, 4.950% due 5/17/33	167,468
700,000		BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(c)	697,357
485,000		BBB	Metropolitan Edison Co., Senior Unsecured Notes, 4.300% due 1/15/29(c)	460,013
185,000		A	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	173,834
615,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 5.749% due 9/1/25	615,604
			Northern States Power Co., 1st Mortgage Notes:
211,000		A+	2.900% due 3/1/50	134,747
169,000		A+	2.600% due 6/1/51	100,679
255,000		A+	3.200% due 4/1/52	170,127
67,000		BBB-	NRG Energy Inc., Senior Secured Notes, 2.450% due 12/2/27(c)	58,751
			Ohio Power Co., Senior Unsecured Notes:
113,000		A-	2.600% due 4/1/30	95,711
781,000		A-	5.000% due 6/1/33	750,383
166,000		A-	4.000% due 6/1/49	126,030
118,000		A-	2.900% due 10/1/51	73,185
			Oncor Electric Delivery Co. LLC, Senior Secured Notes:
327,000		A+	2.750% due 5/15/30	283,094
98,000		A+	3.100% due 9/15/49	65,424
			Pacific Gas & Electric Co., 1st Mortgage Notes:
420,000		BBB-	4.950% due 6/8/25	413,282
500,000		BBB-	5.450% due 6/15/27	493,544
158,000		BBB-	2.500% due 2/1/31	125,875
238,000		BBB-	6.150% due 1/15/33	236,829
1,279,000		BBB-	6.400% due 6/15/33	1,295,055
83,000		BBB-	4.950% due 7/1/50	66,136
55,000		BBB-	6.700% due 4/1/53	55,336
			PECO Energy Co., 1st Mortgage Notes:
148,000		A	3.050% due 3/15/51	95,834
634,000		A	4.600% due 5/15/52	547,555
560,000		BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 4.150% due 4/15/25(c)	545,932
239,000		A+	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	223,477
500,000		BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	482,680
			Public Service Electric & Gas Co., 1st Mortgage Notes:
1,116,000		A	3.700% due 5/1/28	1,060,824
199,000		A	3.200% due 5/15/29	181,119
673,000		A	3.100% due 3/15/32	579,718
285,000		A	4.900% due 12/15/32	279,129
			San Diego Gas & Electric Co., 1st Mortgage Notes:
230,000		A	3.320% due 4/15/50	153,600
270,000		A	5.350% due 4/1/53	255,360
			Southern California Edison Co., 1st Mortgage Notes:
475,000		A-	1.200% due 2/1/26	435,592
499,000		A-	5.950% due 11/1/32	515,344
258,000		A-	5.875% due 12/1/53	255,534
466,000		A-	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	448,041
136,000		A	Southwestern Public Service Co., 1st Mortgage Notes, 4.400% due 11/15/48	107,207
115,000		BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	80,243
			TenneT Holding BV, Senior Unsecured Notes:
540,000	EUR	A3(d)	4.500% due 10/28/34	634,680

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Electric - 1.7% - (continued)
340,000	EUR	A3(d)	4.750% due 10/28/42	$411,735
$ 210,000		A	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	202,029
			Virginia Electric & Power Co., Senior Unsecured Notes:
68,000		BBB+	6.000% due 5/15/37	69,560
200,000		BBB+	5.700% due 8/15/53	196,711

			Total Electric	31,137,160

Engineering & Construction - 0.0%@
182,000		CCC+	Artera Services LLC, Senior Secured Notes, 9.033% due 12/4/25(c)	166,367

Entertainment - 0.2%
			Warnermedia Holdings Inc., Company Guaranteed Notes:
200,000		BBB-	6.412% due 3/15/26	200,183
80,000		BBB-	3.755% due 3/15/27	75,537
510,000		BBB-	4.054% due 3/15/29	471,361
250,000		BBB-	4.279% due 3/15/32	220,529
910,000		BBB-	5.050% due 3/15/42	751,923
2,651,000		BBB-	5.141% due 3/15/52	2,119,878
160,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(c)	159,172

			Total Entertainment	3,998,583

Environmental Control - 0.1%
			Republic Services Inc., Senior Unsecured Notes:
130,000		BBB+	2.500% due 8/15/24	127,406
384,000		BBB+	3.375% due 11/15/27	362,162
409,000		B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(c)	386,333

			Total Environmental Control	875,901

Food - 0.2%
1,720,000		BBB-	JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, Company Guaranteed Notes, 6.750% due 3/15/34(c)	1,737,802
			JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
			Company Guaranteed Notes:
420,000		BBB-	3.000% due 2/2/29	359,336
465,000		BBB-	3.000% due 5/15/32	362,635
115,000		BBB-	5.750% due 4/1/33	108,756
275,000		BBB-	Senior Unsecured Notes, 5.500% due 1/15/30	260,865
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB	3.000% due 6/1/26	9,501
40,000		BBB	4.250% due 3/1/31	37,324
10,000		BBB	6.750% due 3/15/32	10,823
40,000		BBB	5.000% due 7/15/35	38,397
30,000		BBB	6.875% due 1/26/39	32,831
10,000		BBB	7.125% due 8/1/39(c)	11,075
10,000		BBB	4.625% due 10/1/39	8,741
60,000		BBB	5.000% due 6/4/42	54,221
280,000		BBB	5.200% due 7/15/45	256,391
110,000		BBB	4.375% due 6/1/46	89,751
80,000		BBB	5.500% due 6/1/50	77,166
350,000		A+	Mars Inc., Company Guaranteed Notes, 3.200% due 4/1/30(c)	314,151
330,000		BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	312,161
			Pilgrim’s Pride Corp., Company Guaranteed Notes:
72,000		BBB-	3.500% due 3/1/32	58,347
75,000		BBB-	6.250% due 7/1/33	73,867

			Total Food	4,214,141

Forest Products & Paper - 0.1%
52,000		BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	44,535
			Suzano Austria GmbH, Company Guaranteed Notes:
380,000		BBB-	3.750% due 1/15/31	321,205

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Forest Products & Paper - 0.1% - (continued)
$ 770,000		BBB-	3.125% due 1/15/32	$610,672

			Total Forest Products & Paper	976,412

Gas - 0.2%
82,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	68,892
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
235,000		BBB+	5.250% due 3/1/28	235,908
71,000		BBB+	1.750% due 10/1/30	56,851
1,270,000		BBB+	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(c)	1,247,334
260,000	EUR	Baa1(d)	National Gas Transmission PLC, Senior Unsecured Notes, 4.250% due 4/5/30	286,016
80,000		BBB+	NiSource Inc., Senior Unsecured Notes, 5.250% due 3/30/28	79,947
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
123,000		BBB+	3.500% due 6/1/29	111,442
101,000		BBB+	2.500% due 3/15/31	82,352
460,000		BBB+	5.050% due 5/15/52	400,126
			Southern Co. Gas Capital Corp., Company Guaranteed Notes:
215,000		BBB+	5.875% due 3/15/41	206,247
250,000		BBB+	4.400% due 5/30/47	196,584
255,000		BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	254,530
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	72,096

			Total Gas	3,298,325

Healthcare - Products - 0.1%
			Abbott Laboratories, Senior Unsecured Notes:
70,000		AA-	4.750% due 11/30/36	68,452
150,000		AA-	4.900% due 11/30/46	144,982
			Alcon Finance Corp., Company Guaranteed Notes:
645,000		BBB+	3.000% due 9/23/29(c)	564,320
380,000		BBB+	2.600% due 5/27/30(c)	317,537
200,000	EUR	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.375% due 10/15/34	210,903
200,000	EUR	BBB	Sartorius Finance BV, Company Guaranteed Notes, 4.500% due 9/14/32	220,297
13,000		WR(d)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	9,644
			Thermo Fisher Scientific Inc., Senior Unsecured Notes:
161,000		A-	2.000% due 10/15/31	130,376
839,000		A-	5.086% due 8/10/33	837,991

			Total Healthcare - Products	2,504,502

Healthcare - Services - 0.9%
			Centene Corp., Senior Unsecured Notes:
195,000		BBB-	4.250% due 12/15/27	184,241
150,000		BBB-	4.625% due 12/15/29	139,544
30,000		BBB-	3.375% due 2/15/30	25,982
1,070,000		BBB-	3.000% due 10/15/30	893,712
625,000		BBB-	2.500% due 3/1/31	500,100
10,000		BBB-	2.625% due 8/1/31	7,967
100,000		A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	93,333
			CommonSpirit Health:
30,000		A-	Secured Notes, 4.350% due 11/1/42	24,502
			Senior Secured Notes:
183,000		A-	3.347% due 10/1/29	162,302
190,000		A-	2.782% due 10/1/30	157,379
175,000		AA	3.817% due 10/1/49	125,539
95,000		A-	3.910% due 10/1/50	68,339
205,000		AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	147,920
205,000		AA	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	162,744
			Elevance Health Inc., Senior Unsecured Notes:
1,120,000		A	3.650% due 12/1/27	1,064,814

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Healthcare - Services - 0.9% - (continued)
$ 300,000	A	4.100% due 5/15/32	$274,696
248,000	A	4.550% due 3/1/48	211,418
103,000	A	3.125% due 5/15/50	68,601
140,000	A	4.550% due 5/15/52	118,201
116,000	A	6.100% due 10/15/52	122,458
33,000	A	4.850% due 8/15/54	27,243
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	99,098
355,000	BBB-	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(c)	312,506
		HCA Inc., Company Guaranteed Notes:
40,000	BBB-	5.000% due 3/15/24	39,891
187,000	BBB-	5.250% due 4/15/25	185,573
736,000	BBB-	5.250% due 6/15/26	729,714
153,000	BBB-	5.375% due 9/1/26	152,251
131,000	BBB-	4.500% due 2/15/27	127,096
1,609,000	BBB-	5.625% due 9/1/28	1,614,159
90,000	BBB-	5.875% due 2/1/29	90,827
1,429,000	BBB-	4.125% due 6/15/29	1,325,349
549,000	BBB-	3.500% due 9/1/30	482,718
985,000	BBB-	5.500% due 6/15/47	884,271
295,000	BBB-	5.250% due 6/15/49	256,377
278,000	BBB-	3.500% due 7/15/51	182,343
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	30,744
		Humana Inc., Senior Unsecured Notes:
20,000	BBB+	4.500% due 4/1/25	19,727
128,000	BBB+	1.350% due 2/3/27	113,720
170,000	BBB+	3.950% due 3/15/27	163,621
50,000	BBB+	2.150% due 2/3/32	39,285
70,000	BBB+	4.625% due 12/1/42	60,055
40,000	BBB+	4.950% due 10/1/44	35,573
580,000	BBB-	IQVIA Inc., Senior Secured Notes, 5.700% due 5/15/28(c)	579,060
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	251,413
710,000	B-	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(c)	543,864
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	64,538
90,000	Aa2(d)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	79,066
90,000	AA	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	82,149
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	98,003
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(c)	149,041
65,000	Aa2(d)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	39,841
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	1.250% due 1/15/26	55,694
50,000	A+	3.875% due 12/15/28	47,866
90,000	A+	4.000% due 5/15/29	86,318
50,000	A+	2.000% due 5/15/30	41,806
510,000	A+	4.200% due 5/15/32	480,725
271,000	A+	4.750% due 7/15/45	247,500
223,000	A+	3.750% due 10/15/47	172,600
40,000	A+	4.250% due 6/15/48	33,327
30,000	A+	4.450% due 12/15/48	25,918
100,000	A+	3.700% due 8/15/49	75,775
20,000	A+	2.900% due 5/15/50	13,010
754,000	A+	3.250% due 5/15/51	530,611
120,000	A+	3.875% due 8/15/59	90,146
20,000	A+	3.125% due 5/15/60	12,943
149,000	A+	4.950% due 5/15/62	135,953

		Total Healthcare - Services	15,463,100

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Home Builders - 0.0%@
		Lennar Corp., Company Guaranteed Notes:
$ 90,000	BBB	4.500% due 4/30/24	$89,581
130,000	BBB	4.750% due 11/29/27	127,423
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	8,744

		Total Home Builders	225,748

Insurance - 0.5%
100,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 4.250% due 10/15/27(c)	92,760
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,218
441,000	A-	2.800% due 5/15/30	380,114
		Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes:
89,000	A-	5.350% due 2/28/33	88,514
730,000	A-	3.900% due 2/28/52	548,914
420,000	BBB	Arthur J Gallagher & Co., Senior Unsecured Notes, 5.750% due 3/2/53	407,564
		Athene Global Funding:
400,000	A+	Secured Notes, 1.985% due 8/19/28(c)	334,734
835,000	A+	Senior Secured Notes, 6.046% (SOFR + 0.700%) due 5/24/24(a)(c)	833,331
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
460,000	AA	4.250% due 1/15/49	397,642
640,000	AA	3.850% due 3/15/52	501,238
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	67,521
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(c)	95,709
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	836,100
4,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	3,240
261,000	A-	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 2.250% due 11/15/30	217,361
770,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	758,959
340,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 5.150% due 3/28/33(c)	332,028
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 7.961% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	848,865
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
20,000	AA-	6.850% due 12/16/39(c)	21,682
500,000	AA-	4.900% due 9/15/44(c)	443,757
995,000	AA-	3.300% due 5/15/50(c)	660,412
720,000	BBB+	Willis North America Inc., Company Guaranteed Notes, 5.350% due 5/15/33	702,961

		Total Insurance	8,594,624

Internet - 0.3%
		Alphabet Inc., Senior Unsecured Notes:
80,000	AA+	1.100% due 8/15/30	64,332
90,000	AA+	1.900% due 8/15/40	59,438
50,000	AA+	2.050% due 8/15/50	29,395
		Amazon.com Inc., Senior Unsecured Notes:
60,000	AA	3.300% due 4/13/27	57,441
240,000	AA	1.200% due 6/3/27	213,078
220,000	AA	3.150% due 8/22/27	208,517
130,000	AA	3.450% due 4/13/29	123,045
120,000	AA	1.500% due 6/3/30	98,517
320,000	AA	2.100% due 5/12/31	266,869
360,000	AA	3.600% due 4/13/32	331,150
1,080,000	AA	3.875% due 8/22/37	962,424
160,000	AA	4.950% due 12/5/44	157,830
100,000	AA	4.050% due 8/22/47	85,142
200,000	AA	2.500% due 6/3/50	125,048
260,000	AA	3.100% due 5/12/51	182,202

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Internet - 0.3% - (continued)
$ 40,000	AA	4.250% due 8/22/57	$34,359
408,000	AA-	Meta Platforms Inc., Senior Unsecured Notes, 4.450% due 8/15/52	349,197
		Prosus NV, Senior Unsecured Notes:
200,000	BBB	3.680% due 1/21/30(c)	169,045
1,340,000	BBB	3.061% due 7/13/31(c)	1,048,537
		Tencent Holdings Ltd., Senior Unsecured Notes:
165,000	A+	3.975% due 4/11/29(c)	153,711
350,000	A+	3.840% due 4/22/51(c)	243,692

		Total Internet	4,962,969

Investment Companies - 0.0%@
200,000	A1(d)	Gaci First Investment Co., Company Guaranteed Notes, 5.250% due 10/13/32	200,416
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
200,000	BB	6.250% due 5/15/26	188,997
128,000	BB	5.250% due 5/15/27	116,045

		Total Investment Companies	505,458

Iron/Steel - 0.0%@
30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	31,043
425,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	441,359

		Total Iron/Steel	472,402

Leisure Time - 0.0%@
110,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(c)	102,770

Lodging - 0.2%
		Las Vegas Sands Corp., Senior Unsecured Notes:
860,000	BB+	3.200% due 8/8/24	841,175
1,250,000	BB+	2.900% due 6/25/25	1,189,844
		Sands China Ltd., Senior Unsecured Notes:
1,150,000	BBB-	5.375% due 8/8/25	1,124,768
200,000	BBB-	4.300% due 1/8/26	190,070
350,000	BBB-	2.550% due 3/8/27	308,738
200,000	BBB-	3.100% due 3/8/29	167,799

		Total Lodging	3,822,394

Machinery - Construction & Mining - 0.0%@
50,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(c)	45,251

Machinery - Diversified - 0.0%@
197,000	BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	189,910
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	35,937
130,000	A	3.750% due 4/15/50	105,924
		Otis Worldwide Corp., Senior Unsecured Notes:
80,000	BBB	2.056% due 4/5/25	76,526
210,000	BBB	2.565% due 2/15/30	179,778

		Total Machinery - Diversified	588,075

Media - 1.1%
640,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(c)	499,677
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000	BB-	4.750% due 2/1/32(c)	84,062
100,000	BB-	4.500% due 5/1/32	82,440
700,000	BB-	4.500% due 6/1/33(c)	560,457
130,000	BB-	4.250% due 1/15/34(c)	101,519
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
850,000	BBB-	4.908% due 7/23/25	836,308
210,000	BBB-	3.750% due 2/15/28	194,885
260,000	BBB-	4.200% due 3/15/28	244,995
320,000	BBB-	5.050% due 3/30/29	308,349

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Media - 1.1% - (continued)
$ 330,000	BBB-	2.300% due 2/1/32	$252,394
210,000	BBB-	4.400% due 4/1/33	186,332
50,000	BBB-	3.500% due 3/1/42	33,061
560,000	BBB-	5.375% due 5/1/47	453,257
1,009,000	BBB-	5.750% due 4/1/48	851,815
415,000	BBB-	5.125% due 7/1/49	321,356
730,000	BBB-	4.800% due 3/1/50	544,206
1,420,000	BBB-	3.900% due 6/1/52	909,256
1,225,000	BBB-	5.250% due 4/1/53	982,029
198,000	BBB-	3.850% due 4/1/61	118,305
577,000	BBB-	3.950% due 6/30/62	346,735
130,000	BBB-	5.500% due 4/1/63	102,652
		Comcast Corp., Company Guaranteed Notes:
480,000	A-	3.950% due 10/15/25	469,957
80,000	A-	3.150% due 3/1/26	76,987
70,000	A-	3.300% due 4/1/27	66,499
1,720,000	A-	4.150% due 10/15/28	1,663,837
90,000	A-	3.400% due 4/1/30	82,028
270,000	A-	4.250% due 10/15/30	257,392
337,000	A-	4.800% due 5/15/33	328,276
7,000	A-	6.500% due 11/15/35	7,636
50,000	A-	3.900% due 3/1/38	42,579
20,000	A-	3.250% due 11/1/39	15,219
20,000	A-	3.750% due 4/1/40	16,297
27,000	A-	4.750% due 3/1/44	24,080
20,000	A-	3.400% due 7/15/46	14,506
30,000	A-	4.000% due 8/15/47	23,686
153,000	A-	3.969% due 11/1/47	120,431
20,000	A-	4.000% due 3/1/48	15,786
43,000	A-	3.999% due 11/1/49	33,653
60,000	A-	3.450% due 2/1/50	42,978
570,000	A-	2.800% due 1/15/51	357,330
149,000	A-	2.887% due 11/1/51	93,943
1,191,000	A-	4.049% due 11/1/52	936,152
570,000	A-	2.937% due 11/1/56	348,361
20,000	A-	4.950% due 10/15/58	18,184
22,000	A-	2.987% due 11/1/63	13,034
82,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.150% due 8/15/24(c)	80,366
		CSC Holdings LLC:
		Company Guaranteed Notes:
1,110,000	B	6.500% due 2/1/29(c)	944,144
1,500,000	B	4.500% due 11/15/31(c)	1,062,425
300,000	CCC+	Senior Unsecured Notes, 5.750% due 1/15/30(c)	169,620
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	B-	7.750% due 7/1/26	83,698
70,000	B-	5.125% due 6/1/29	31,744
60,000	B	Senior Secured Notes, 5.250% due 12/1/26(c)	48,356
721,000	Baa3(d)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	612,344
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	199,365
220,000	BBB	6.500% due 10/13/33	228,873
430,000	BBB	5.476% due 1/25/39	392,875
240,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	269,449

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Media - 1.1% - (continued)
			Time Warner Cable LLC, Senior Secured Notes:
$ 50,000		BBB-	6.550% due 5/1/37	$47,243
230,000		BBB-	7.300% due 7/1/38	230,371
270,000		BBB-	5.875% due 11/15/40	233,620
1,650,000		BBB-	5.500% due 9/1/41	1,365,383
210,000		BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(c)	197,653
700,000		B+	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(c)	573,797
			Walt Disney Co. (The), Company Guaranteed Notes:
25,000		A-	6.200% due 12/15/34	27,317
30,000		A-	6.650% due 11/15/37	33,645

			Total Media	19,915,209

Mining - 0.4%
			Anglo American Capital PLC, Company Guaranteed Notes:
550,000		BBB+	3.625% due 9/11/24(c)	540,260
1,082,000		BBB+	4.750% due 4/10/27(c)	1,052,459
212,000		BBB+	2.250% due 3/17/28(c)	184,498
			Barrick North America Finance LLC, Company Guaranteed Notes:
70,000		BBB+	5.700% due 5/30/41	69,820
310,000		BBB+	5.750% due 5/1/43	311,711
150,000		A-	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	142,852
315,000		A	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 5.125% due 2/2/33	294,168
200,000		B+	First Quantum Minerals Ltd., Company Guaranteed Notes, 8.625% due 6/1/31(c)	162,000
			Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000		BB+	4.550% due 11/14/24	9,870
70,000		BB+	5.400% due 11/14/34	66,448
590,000		BB+	5.450% due 3/15/43	529,273
			Glencore Funding LLC, Company Guaranteed Notes:
710,000		BBB+	4.125% due 3/12/24(c)	706,562
510,000		BBB+	4.625% due 4/29/24(c)	506,939
260,000		BBB+	4.000% due 3/27/27(c)	247,817
656,000		BBB+	3.875% due 10/27/27(c)	620,091
499,000		BBB+	5.400% due 5/8/28(c)	496,193
657,000		BBB+	2.625% due 9/23/31(c)	528,859
			Newmont Corp., Company Guaranteed Notes:
156,000		BBB+	2.600% due 7/15/32	127,135
133,000		BBB+	5.875% due 4/1/35	137,577
1,060,000		BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	950,339
90,000		BBB-	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	84,637

			Total Mining	7,769,508

Miscellaneous Manufacturers - 0.2%
			3M Co., Senior Unsecured Notes:
150,000		BBB+	2.375% due 8/26/29	128,402
30,000		BBB+	3.050% due 4/15/30	26,351
530,000		BBB+	3.700% due 4/15/50	395,260
160,000		A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	136,839
1,025,000		BBB+	General Electric Co., Senior Unsecured Notes, 6.121% (3-Month Term SOFR + 0.742%) due 8/15/36(a)	926,804
			Textron Inc., Senior Unsecured Notes:
403,000		BBB	3.375% due 3/1/28	369,398
218,000		BBB	3.900% due 9/17/29	201,747
541,000		BBB	2.450% due 3/15/31	443,427

			Total Miscellaneous Manufacturers	2,628,228

Multi-National - 0.2%
289,000,000	INR	Aaa(d)	Inter-American Development Bank, Senior Unsecured Notes, 7.350% due 10/6/30	3,496,521

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Oil & Gas - 2.1%
		Antero Resources Corp., Company Guaranteed Notes:
$ 1,548,000	BB+	7.625% due 2/1/29(c)	$1,586,443
257,000	BB+	5.375% due 3/1/30(c)	241,343
		Apache Corp., Senior Unsecured Notes:
60,000	BB+	7.750% due 12/15/29	63,146
159,000	BB+	4.250% due 1/15/30	144,595
286,000	BB+	5.100% due 9/1/40	235,796
20,000	BB+	5.250% due 2/1/42	16,112
132,000	BB+	4.750% due 4/15/43	99,150
60,000	BB+	4.250% due 1/15/44	40,658
90,000	BB+	5.350% due 7/1/49	70,291
		BP Capital Markets America Inc., Company Guaranteed Notes:
370,000	A-	3.410% due 2/11/26	358,089
190,000	A-	3.588% due 4/14/27	182,196
110,000	A-	3.633% due 4/6/30	102,068
61,000	A-	4.893% due 9/11/33	59,590
70,000	AA-	Chevron Corp., Senior Unsecured Notes, 1.995% due 5/11/27	64,091
160,000	AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28	155,467
		Continental Resources Inc., Company Guaranteed Notes:
870,000	BBB-	3.800% due 6/1/24	859,606
180,000	BBB-	2.268% due 11/15/26(c)	162,632
640,000	BBB-	4.375% due 1/15/28	605,763
120,000	BBB-	5.750% due 1/15/31(c)	116,486
160,000	BBB-	4.900% due 6/1/44	123,304
		Coterra Energy Inc., Senior Unsecured Notes:
950,000	BBB	3.900% due 5/15/27	905,804
150,000	BBB	4.375% due 3/15/29	141,786
		Devon Energy Corp., Senior Unsecured Notes:
616,000	BBB	5.250% due 9/15/24	612,089
410,000	BBB	5.850% due 12/15/25	411,268
32,000	BBB	5.250% due 10/15/27	31,695
142,000	BBB	5.875% due 6/15/28	142,522
20,000	BBB	4.500% due 1/15/30	18,581
460,000	BBB	5.600% due 7/15/41	423,978
10,000	BBB	4.750% due 5/15/42	8,256
910,000	BBB	5.000% due 6/15/45	765,831
		Diamondback Energy Inc., Company Guaranteed Notes:
1,615,000	BBB-	3.250% due 12/1/26	1,531,495
3,694,000	BBB-	3.500% due 12/1/29	3,339,055
2,447,000	BBB-	3.125% due 3/24/31	2,107,755
180,000	BBB-	4.400% due 3/24/51	140,711
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25	92,314
960,000	BB+	5.875% due 5/28/45	683,498
		EOG Resources Inc., Senior Unsecured Notes:
100,000	A-	4.150% due 1/15/26	97,978
210,000	A-	4.375% due 4/15/30	203,153
510,000	A-	3.900% due 4/1/35	447,581
330,000	A-	4.950% due 4/15/50	307,344
		EQT Corp., Senior Unsecured Notes:
6,000	BBB-	6.125% due 2/1/25	6,012
180,000	BBB-	3.125% due 5/15/26(c)	169,054
3,534,000	BBB-	3.900% due 10/1/27	3,338,764
352,000	BBB-	5.700% due 4/1/28	353,559

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Oil & Gas - 2.1% - (continued)
$ 150,000	BBB-	5.000% due 1/15/29	$145,178
302,000	BBB-	3.625% due 5/15/31(c)	261,987
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	166,611
460,000	AA-	4.227% due 3/19/40	409,573
70,000	AA-	4.114% due 3/1/46	59,133
110,000	AA-	4.327% due 3/19/50	94,865
100,000	AA-	3.452% due 4/15/51	74,113
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	77,380
200,000	Baa2(d)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	188,674
		Occidental Petroleum Corp., Senior Unsecured Notes:
94,000	BB+	6.950% due 7/1/24	94,551
1,060,000	BB+	5.550% due 3/15/26	1,057,381
90,000	BB+	3.400% due 4/15/26	85,115
140,000	BB+	7.500% due 5/1/31	152,512
75,000	BB+	7.875% due 9/15/31	82,932
150,000	BB+	4.500% due 7/15/44	111,577
90,000	BB+	4.625% due 6/15/45	67,734
30,000	BB+	4.100% due 2/15/47	20,070
880,000	BB+	4.200% due 3/15/48	648,602
113,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	112,924
200,000	Baa2(d)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(c)	174,298
2,160,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	2,139,731
		Petroleos Mexicanos, Company Guaranteed Notes:
252,000	BBB	6.625% due 6/15/35	177,412
459,000	BBB	6.750% due 9/21/47	281,022
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26	27,548
102,000	BBB	5.100% due 3/29/26	101,762
50,000	BBB	1.900% due 8/15/30	41,006
330,000	BBB	2.150% due 1/15/31	271,507
50,000	BB	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	49,244
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(c)	301,532
		Shell International Finance BV, Company Guaranteed Notes:
610,000	A+	3.875% due 11/13/28	586,367
60,000	A+	2.750% due 4/6/30	53,241
90,000	A+	4.550% due 8/12/43	80,529
220,000	A+	4.375% due 5/11/45	190,569
290,000	A+	4.000% due 5/10/46	236,024
580,000	A+	3.250% due 4/6/50	412,073
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	9,521
1,340,000	BB+	5.375% due 3/15/30	1,272,329
70,000	BB+	4.750% due 2/1/32	62,521
58,000	BBB	Suncor Energy Inc., Senior Unsecured Notes, 6.800% due 5/15/38	60,765
425,000	BB	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	387,799
4,798,000	BBB-	Viper Energy Inc., Senior Unsecured Notes, 5.375% due 11/1/27(c)	4,583,113

		Total Oil & Gas	36,977,734

Oil & Gas Services - 0.0%@
		Halliburton Co., Senior Unsecured Notes:
20,000	BBB+	4.850% due 11/15/35	18,983
50,000	BBB+	5.000% due 11/15/45	45,762
171,000	A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(c)	162,315

		Total Oil & Gas Services	227,060

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Packaging & Containers - 0.2%
$ 236,000	BBB	Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	$193,945
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
455,000	CCC+	Company Guaranteed Notes, 5.250% due 8/15/27(c)	334,702
170,000	CCC+	Senior Unsecured Notes, 5.250% due 8/15/27(c)	125,054
110,000	BB+	Ball Corp., Company Guaranteed Notes, 3.125% due 9/15/31	90,930
		Berry Global Inc., Senior Secured Notes:
501,000	BBB-	1.570% due 1/15/26	459,822
510,000	BBB-	4.875% due 7/15/26(c)	494,334
22,000	BBB-	1.650% due 1/15/27	19,417
445,000	BBB-	5.500% due 4/15/28(c)	438,011
175,000	BB-	Clearwater Paper Corp., Company Guaranteed Notes, 4.750% due 8/15/28(c)	156,327
475,000	BB	Graphic Packaging International LLC, Company Guaranteed Notes, 4.125% due 8/15/24	467,059

		Total Packaging & Containers	2,779,601

Pharmaceuticals - 1.2%
310,000	NR	1375209 BC Ltd., Senior Secured Notes, 9.000% due 1/30/28(c)	299,627
		AbbVie Inc., Senior Unsecured Notes:
730,000	A-	2.600% due 11/21/24	709,680
260,000	A-	3.800% due 3/15/25	255,108
100,000	A-	3.600% due 5/14/25	97,645
150,000	A-	2.950% due 11/21/26	141,909
1,430,000	A-	3.200% due 11/21/29	1,298,525
551,000	A-	4.550% due 3/15/35	520,361
1,115,000	A-	4.500% due 5/14/35	1,047,855
150,000	A-	4.750% due 3/15/45	135,890
10,000	A-	4.875% due 11/14/48	9,276
230,000	A-	4.250% due 11/21/49	193,725
255,000	WR(d)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	218,471
		Bayer US Finance II LLC, Company Guaranteed Notes:
625,000	BBB	4.375% due 12/15/28(c)	579,759
285,000	BBB	4.625% due 6/25/38(c)	234,692
490,000	BBB	4.400% due 7/15/44(c)	356,309
970,000	BBB	4.875% due 6/25/48(c)	757,160
		Bayer US Finance LLC, Company Guaranteed Notes:
492,000	BBB	6.375% due 11/21/30(c)	490,845
845,000	BBB	6.500% due 11/21/33(c)	838,871
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	372,173
17,000	BBB	3.734% due 12/15/24	16,668
42,000	BBB	4.685% due 12/15/44	36,683
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
216,000	A+	2.900% due 7/26/24	212,567
41,000	A+	3.400% due 7/26/29	38,062
		Cigna Group (The):
		Company Guaranteed Notes:
90,000	A-	4.125% due 11/15/25	87,934
90,000	A-	3.400% due 3/1/27	85,521
1,030,000	A-	4.375% due 10/15/28	994,040
430,000	A-	4.800% due 8/15/38	397,445
30,000	A-	4.900% due 12/15/48	26,609
		Senior Unsecured Notes:
160,000	A-	2.375% due 3/15/31	131,373
210,000	A-	3.200% due 3/15/40	156,322
570,000	A-	3.400% due 3/15/51	390,266

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Pharmaceuticals - 1.2% - (continued)
		CVS Health Corp., Senior Unsecured Notes:
$ 116,000	BBB	3.875% due 7/20/25	$113,149
50,000	BBB	3.625% due 4/1/27	47,572
305,000	BBB	4.300% due 3/25/28	295,285
620,000	BBB	3.750% due 4/1/30	567,359
300,000	BBB	2.125% due 9/15/31	237,884
64,000	BBB	5.250% due 2/21/33	62,916
445,000	BBB	4.875% due 7/20/35	415,316
440,000	BBB	4.780% due 3/25/38	395,325
50,000	BBB	4.125% due 4/1/40	40,502
70,000	BBB	5.125% due 7/20/45	62,342
990,000	BBB	5.050% due 3/25/48	868,494
30,000	BBB	4.250% due 4/1/50	23,413
98,771	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	98,413
727,000	B-	Grifols SA, Senior Unsecured Notes, 4.750% due 10/15/28(c)	643,177
540,000	AAA	Johnson & Johnson, Senior Unsecured Notes, 3.625% due 3/3/37	474,232
		Merck & Co., Inc., Senior Unsecured Notes:
330,000	A+	1.450% due 6/24/30	266,633
340,000	A+	2.750% due 12/10/51	217,399
215,000	B	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(c)	189,844
		Pfizer Inc., Senior Unsecured Notes:
160,000	A+	2.625% due 4/1/30	140,681
140,000	A+	1.700% due 5/28/30	116,269
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
562,000	A+	4.750% due 5/19/33	546,534
548,000	A+	5.300% due 5/19/53	535,230
626,000	A+	5.340% due 5/19/63	602,526
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	211,863
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
220,000	BB-	7.125% due 1/31/25	220,999
3,340,000	BB-	3.150% due 10/1/26	3,043,604
720,000	BB-	5.125% due 5/9/29	669,283
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	137,139

		Total Pharmaceuticals	22,374,754

Pipelines - 2.3%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(c)	42,459
1,317,000	A	3.302% due 1/15/35(c)	1,074,487
213,000	A	3.402% due 1/15/38(c)	172,686
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
1,828,000	BBB	5.125% due 6/30/27	1,811,327
874,000	BBB	3.700% due 11/15/29	796,763
		Cheniere Energy Partners LP, Company Guaranteed Notes:
1,434,000	BBB-	4.500% due 10/1/29	1,339,891
780,000	BBB-	4.000% due 3/1/31	688,636
1,528,000	BBB-	3.250% due 1/31/32	1,259,689
364,000	BBB-	5.950% due 6/30/33(c)	361,013
		Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
670,000	Baa1(d)	6.036% due 11/15/33(c)	676,441
200,000	Baa1(d)	6.544% due 11/15/53(c)	204,834
40,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(c)	40,718
38,000	A-	Eastern Gas Transmission & Storage Inc., Senior Unsecured Notes, 4.600% due 12/15/44	30,715
247,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 3.500% due 2/15/32(c)	205,945
280,000	BBB+	Enbridge Inc., Company Guaranteed Notes, 5.700% due 3/8/33	280,112

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Pipelines - 2.3% - (continued)
		Energy Transfer LP:
		Company Guaranteed Notes:
$ 240,000	BBB	5.750% due 4/1/25	$239,105
986,000	BBB	7.375% due 2/1/31(c)	1,016,093
10,000	BBB	5.350% due 5/15/45	8,713
		Junior Subordinated Notes:
80,000	BB+	6.500% (5-Year CMT Index + 5.694%)(a)(e)	75,111
180,000	BB+	6.750% (5-Year CMT Index + 5.134%)(a)(e)	168,703
240,000	BB+	7.125% (5-Year CMT Index + 5.306%)(a)(e)	213,088
40,000	BB+	9.669% (3-Month USD-LIBOR + 4.028%)(a)(e)	38,046
		Senior Unsecured Notes:
148,000	BBB	5.875% due 1/15/24	147,993
360,000	BBB	4.500% due 4/15/24	358,101
288,000	BBB	3.900% due 5/15/24	285,400
1,617,000	BBB	5.500% due 6/1/27	1,615,874
30,000	BBB	4.950% due 6/15/28	29,281
240,000	BBB	5.250% due 4/15/29	235,815
800,000	BBB	3.750% due 5/15/30	717,741
180,000	BBB	5.750% due 2/15/33	179,771
90,000	BBB	6.100% due 2/15/42	85,272
340,000	BBB	5.300% due 4/1/44	296,778
200,000	BBB	6.000% due 6/15/48	190,389
1,000,000	BBB	6.250% due 4/15/49	986,330
2,025,000	BBB	5.000% due 5/15/50	1,705,381
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	A-	3.900% due 2/15/24	49,806
660,000	A-	4.150% due 10/16/28	636,996
1,550,000	A-	2.800% due 1/31/30	1,358,276
150,000	A-	6.650% due 10/15/34	165,440
200,000	A-	4.850% due 3/15/44	182,249
360,000	A-	3.700% due 1/31/51	270,259
130,000	A-	3.950% due 1/31/60	98,650
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(a)	51,970
169,888	Aa2(d)	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.160% due 3/31/34(c)	143,980
		Kinder Morgan Inc., Company Guaranteed Notes:
290,000	BBB	4.300% due 3/1/28	279,198
240,000	BBB	5.550% due 6/1/45	217,188
390,000	BBB	5.200% due 3/1/48	335,956
365,000	BBB	3.250% due 8/1/50	230,500
545,000	A-	Midwest Connector Capital Co. LLC, Company Guaranteed Notes, 4.625% due 4/1/29(c)	510,540
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	178,086
850,000	BBB	4.800% due 2/15/29	823,243
150,000	BBB	4.500% due 4/15/38	127,553
410,000	BBB	4.700% due 4/15/48	332,737
110,000	BBB	5.500% due 2/15/49	99,673
		NGPL PipeCo LLC, Senior Unsecured Notes:
677,000	BBB-	4.875% due 8/15/27(c)	651,232
630,000	BBB-	3.250% due 7/15/31(c)	520,434
89,000	A-	Northern Natural Gas Co., Senior Unsecured Notes, 3.400% due 10/16/51(c)	57,981
1,224,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	1,182,968
		ONEOK Inc., Company Guaranteed Notes:
120,000	BBB	5.550% due 11/1/26	120,940
200,000	BBB	5.800% due 11/1/30	201,343
390,000	BBB	6.050% due 9/1/33	397,094

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Pipelines - 2.3% - (continued)
$ 852,000		BBB	6.625% due 9/1/53	$895,521
			Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000		BB+	4.950% due 7/15/29(c)	276,986
280,000		BB+	6.875% due 4/15/40(c)	254,589
			Sabine Pass Liquefaction LLC, Senior Secured Notes:
129,000		BBB+	5.750% due 5/15/24	128,915
867,000		BBB+	5.000% due 3/15/27	858,786
1,372,000		BBB+	4.200% due 3/15/28	1,311,280
180,000		BBB+	5.900% due 9/15/37	183,114
258,000		BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	292,981
			Targa Resources Corp., Company Guaranteed Notes:
247,000		BBB-	5.200% due 7/1/27	245,061
248,000		BBB-	4.200% due 2/1/33	218,624
110,000		BBB-	6.125% due 3/15/33	111,860
88,000		BBB-	6.500% due 2/15/53	89,496
			Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000		BBB-	6.500% due 7/15/27	50,516
740,000		BBB-	5.000% due 1/15/28	719,239
153,000		BBB-	6.875% due 1/15/29	155,438
588,000		BBB-	5.500% due 3/1/30	564,295
400,000		BBB-	4.875% due 2/1/31	371,427
240,000		BBB-	4.000% due 1/15/32	208,954
1,000,000		BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(c)	853,549
			Texas Eastern Transmission LP, Senior Unsecured Notes:
244,000		BBB+	3.500% due 1/15/28(c)	226,804
416,000		BBB+	4.150% due 1/15/48(c)	315,924
200,000		A1(d)	TMS Issuer Sarl, Senior Secured Notes, 5.780% due 8/23/32	202,691
			Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,999,000		BBB	7.850% due 2/1/26	2,083,431
1,303,000		BBB	4.000% due 3/15/28	1,234,082
			Venture Global Calcasieu Pass LLC, Senior Secured Notes:
515,000		BB+	6.250% due 1/15/30(c)	505,660
110,000		BB+	3.875% due 11/1/33(c)	89,858
275,000		BB	Venture Global LNG Inc., Senior Secured Notes, 9.500% due 2/1/29(c)	283,735
			Western Midstream Operating LP, Senior Unsecured Notes:
140,000		BBB-	3.100% due 2/1/25	135,818
40,000		BBB-	4.500% due 3/1/28	38,098
630,000		BBB-	4.050% due 2/1/30	572,093
90,000		BBB-	5.500% due 8/15/48	75,698
90,000		BBB-	5.250% due 2/1/50	75,081
			Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000		BBB	7.500% due 1/15/31	54,631
127,000		BBB	2.600% due 3/15/31	104,700
370,000		BBB	7.750% due 6/15/31	402,598
116,000		BBB	8.750% due 3/15/32	136,303

			Total Pipelines	41,130,829

Real Estate - 0.0%@
			Blackstone Property Partners Europe Holdings Sarl:
300,000	EUR	BBB	Company Guaranteed Notes, 1.750% due 3/12/29	263,789
300,000	EUR	BBB	Senior Unsecured Notes, 1.625% due 4/20/30	249,456
100,000	EUR	BBB+	Vonovia Finance BV, Company Guaranteed Notes, 2.250% due 4/7/30	94,529
300,000	EUR	BBB+	Vonovia SE, Senior Unsecured Notes, 1.500% due 6/14/41	197,985

			Total Real Estate	805,759

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Real Estate Investment Trusts (REITs) - 1.3%
$ 520,000		BBB-	American Assets Trust LP, Company Guaranteed Notes, 3.375% due 2/1/31	$397,441
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	3.625% due 4/15/32	21,437
315,000		BBB	3.375% due 7/15/51	195,524
250,000		BBB	4.300% due 4/15/52	186,461
			American Tower Corp., Senior Unsecured Notes:
158,000		BBB-	5.800% due 11/15/28	160,087
49,000		BBB-	3.950% due 3/15/29	45,492
186,000		BBB-	3.800% due 8/15/29	170,841
208,000		BBB-	2.100% due 6/15/30	168,039
137,000		BBB-	1.875% due 10/15/30	107,608
1,376,000		BBB-	2.700% due 4/15/31	1,133,057
584,000		BBB-	2.300% due 9/15/31	463,464
200,000	EUR	BBB-	1.000% due 1/15/32	169,864
420,000		BBB-	5.550% due 7/15/33	415,442
			Crown Castle Inc., Senior Unsecured Notes:
159,000		BBB	5.000% due 1/11/28	155,193
342,000		BBB	3.800% due 2/15/28	318,496
212,000		BBB	3.100% due 11/15/29	184,328
536,000		BBB	2.250% due 1/15/31	429,177
1,041,000		BBB	2.500% due 7/15/31	836,887
40,000		BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(c)	36,211
560,000	EUR	Baa2(d)	Digital Intrepid Holding BV, Company Guaranteed Notes, 0.625% due 7/15/31	456,413
887,000		BBB	Equinix Inc., Senior Unsecured Notes, 3.200% due 11/18/29	783,865
			Extra Space Storage LP, Company Guaranteed Notes:
223,000		BBB+	5.700% due 4/1/28	223,531
200,000		BBB+	3.900% due 4/1/29	183,570
206,000		BBB+	2.200% due 10/15/30	163,571
291,000		BBB+	2.400% due 10/15/31	229,152
995,000		BBB+	2.350% due 3/15/32	771,360
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
210,000		BBB-	5.375% due 4/15/26	205,393
510,000		BBB-	5.300% due 1/15/29	488,274
662,000		BBB-	4.000% due 1/15/30	581,522
799,000		BBB-	4.000% due 1/15/31	684,063
1,673,000		BBB-	3.250% due 1/15/32	1,346,215
			Healthcare Realty Holdings LP, Company Guaranteed Notes:
475,000		BBB	3.625% due 1/15/28	430,208
810,000		BBB	3.100% due 2/15/30	687,722
5,000		BBB	2.050% due 3/15/31	3,706
31,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 3.400% due 2/1/25	30,144
			Hudson Pacific Properties LP, Company Guaranteed Notes:
65,000		BBB-	3.950% due 11/1/27	50,483
785,000		BBB-	4.650% due 4/1/29	583,350
190,000		BBB-	3.250% due 1/15/30	127,501
			Invitation Homes Operating Partnership LP, Company Guaranteed Notes:
935,000		BBB	2.000% due 8/15/31	706,835
515,000		BBB	5.500% due 8/15/33	492,134
325,000		BBB	Kilroy Realty LP, Company Guaranteed Notes, 2.650% due 11/15/33	225,644
755,000		BBB-	LXP Industrial Trust, Company Guaranteed Notes, 2.375% due 10/1/31	575,404
			NNN REIT Inc., Senior Unsecured Notes:
206,000		BBB+	3.100% due 4/15/50	125,935
318,000		BBB+	3.500% due 4/15/51	212,817

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Real Estate Investment Trusts (REITs) - 1.3% - (continued)
			Physicians Realty LP, Company Guaranteed Notes:
$ 70,000		BBB	4.300% due 3/15/27	$67,154
15,000		BBB	3.950% due 1/15/28	13,957
285,000		BBB	2.625% due 11/1/31	225,182
400,000	EUR	A	Prologis Euro Finance LLC, Company Guaranteed Notes, 4.250% due 1/31/43	403,604
90,000		A	Prologis LP, Senior Unsecured Notes, 1.750% due 2/1/31	71,097
			Realty Income Corp., Senior Unsecured Notes:
69,000		A-	3.250% due 1/15/31	59,925
270,000	EUR	A-	5.125% due 7/6/34	302,891
15,000		BBB+	Rexford Industrial Realty LP, Company Guaranteed Notes, 2.150% due 9/1/31	11,460
			VICI Properties LP, Senior Unsecured Notes:
1,049,000		BBB-	4.750% due 2/15/28	994,898
85,000		BBB-	4.950% due 2/15/30	79,070
702,000		BBB-	5.125% due 5/15/32	646,938
315,000		BBB-	5.625% due 5/15/52	271,895
			VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
80,000		BBB-	4.625% due 6/15/25(c)	77,846
597,000		BBB-	4.500% due 9/1/26(c)	567,490
905,000		BBB-	4.250% due 12/1/26(c)	853,560
54,000		BBB-	5.750% due 2/1/27(c)	53,189
1,365,000		BBB-	3.750% due 2/15/27(c)	1,264,877
217,000		BBB-	4.500% due 1/15/28(c)	201,139
255,000		BBB-	3.875% due 2/15/29(c)	227,257
945,000		BBB-	4.125% due 8/15/30(c)	823,374

			Total Real Estate Investment Trusts (REITs)	23,180,664

Retail - 0.3%
			Costco Wholesale Corp., Senior Unsecured Notes:
560,000		A+	1.375% due 6/20/27	498,292
160,000		A+	1.600% due 4/20/30	133,141
60,000		B	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.875% due 4/1/29(c)	55,120
272,000		CCC+	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(c)	229,444
			Home Depot Inc. (The), Senior Unsecured Notes:
210,000		A	2.500% due 4/15/27	195,095
580,000		A	3.250% due 4/15/32	515,054
70,000		A	3.300% due 4/15/40	54,562
20,000		A	3.900% due 6/15/47	15,944
380,000		A	3.350% due 4/15/50	273,107
			Lowe’s Cos., Inc., Senior Unsecured Notes:
610,000		BBB+	3.650% due 4/5/29	569,848
70,000		BBB+	4.500% due 4/15/30	67,504
284,000		BBB+	1.700% due 10/15/30	226,595
196,000		BBB+	2.625% due 4/1/31	164,672
			McDonald’s Corp., Senior Unsecured Notes:
30,000		BBB+	1.450% due 9/1/25	28,112
140,000		BBB+	3.700% due 1/30/26	136,048
30,000		BBB+	3.500% due 3/1/27	28,723
60,000		BBB+	3.500% due 7/1/27	57,115
340,000		BBB+	3.800% due 4/1/28	325,311
100,000		BBB+	3.600% due 7/1/30	92,119
20,000		BBB+	3.625% due 9/1/49	14,909
580,000		BBB+	4.200% due 4/1/50	472,454
360,000		CCC-	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(c)	204,926
			Walmart Inc., Senior Unsecured Notes:
90,000		AA	1.500% due 9/22/28	78,490
40,000		AA	1.800% due 9/22/31	32,720

			Total Retail	4,469,305

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Semiconductors - 0.3%
		Broadcom Inc.:
		Company Guaranteed Notes:
$ 85,000	BBB	3.625% due 10/15/24	$83,526
444,000	BBB	4.150% due 11/15/30	411,667
		Senior Unsecured Notes:
170,000	BBB	4.150% due 4/15/32(c)	154,050
102,000	BBB	3.419% due 4/15/33(c)	85,702
716,000	BBB	3.469% due 4/15/34(c)	594,947
1,686,000	BBB	3.137% due 11/15/35(c)	1,313,055
10,000	BBB	3.187% due 11/15/36(c)	7,637
108,000	BBB	4.926% due 5/15/37(c)	99,008
		Intel Corp., Senior Unsecured Notes:
370,000	A	1.600% due 8/12/28	320,704
170,000	A	5.125% due 2/10/30	172,292
54,000	A	3.734% due 12/8/47	41,528
110,000	A	4.750% due 3/25/50	97,725
410,000	A	3.050% due 8/12/51	271,253
141,000	A	5.050% due 8/5/62	130,151
		KLA Corp., Senior Unsecured Notes:
383,000	A-	4.100% due 3/15/29	371,122
340,000	A-	5.250% due 7/15/62	327,370
100,000	BBB-	Micron Technology Inc., Senior Unsecured Notes, 5.875% due 2/9/33	100,200
		NVIDIA Corp., Senior Unsecured Notes:
460,000	A+	3.500% due 4/1/50	356,401
160,000	A+	3.700% due 4/1/60	122,583
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB+	2.700% due 5/1/25	86,244
307,000	BBB+	3.400% due 5/1/30	270,630
634,000	A	QUALCOMM Inc., Senior Unsecured Notes, 5.400% due 5/20/33	660,409
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	75,657

		Total Semiconductors	6,153,861

Shipbuilding - 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
1,483,000	BBB-	3.483% due 12/1/27	1,379,305
286,000	BBB-	2.043% due 8/16/28	244,514

		Total Shipbuilding	1,623,819

Software - 0.5%
229,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	200,916
		Fiserv Inc., Senior Unsecured Notes:
715,000	BBB	5.600% due 3/2/33	718,249
155,000	BBB	5.625% due 8/21/33	155,955
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	268,781
5,000	AAA	3.450% due 8/8/36	4,405
7,000	AAA	2.525% due 6/1/50	4,505
18,000	AAA	2.921% due 3/17/52	12,455
42,000	AAA	3.041% due 3/17/62	28,592
		MSCI Inc., Company Guaranteed Notes:
364,000	BBB-	3.875% due 2/15/31(c)	318,159
115,000	BBB-	3.625% due 11/1/31(c)	97,987
1,315,000	BBB-	3.250% due 8/15/33(c)	1,052,345

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Software - 0.5% - (continued)
			Oracle Corp., Senior Unsecured Notes:
$ 820,000		BBB	1.650% due 3/25/26	$755,803
235,000		BBB	3.250% due 11/15/27	219,171
170,000		BBB	4.650% due 5/6/30	164,188
730,000		BBB	2.875% due 3/25/31	624,932
237,000		BBB	4.300% due 7/8/34	213,635
267,000		BBB	3.850% due 7/15/36	222,952
1,618,000		BBB	3.800% due 11/15/37	1,319,684
95,000		BBB	6.500% due 4/15/38	101,684
428,000		BBB	3.600% due 4/1/40	325,564
218,000		BBB	5.375% due 7/15/40	205,391
366,000		BBB	3.650% due 3/25/41	277,129
76,000		BBB	4.000% due 7/15/46	57,693
91,000		BBB	4.000% due 11/15/47	68,664
593,000		BBB	3.600% due 4/1/50	414,232
1,096,000		BBB	3.950% due 3/25/51	810,072
138,000		BBB+	Roper Technologies Inc., Senior Unsecured Notes, 2.350% due 9/15/24	134,330
			Salesforce Inc., Senior Unsecured Notes:
370,000		A+	3.700% due 4/11/28	355,279
140,000		A+	2.700% due 7/15/41	99,712
475,000		BBB	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.000% due 4/14/32	435,194
113,000		BBB-	VMware Inc., Senior Unsecured Notes, 1.800% due 8/15/28	96,921

			Total Software	9,764,579

Telecommunications - 1.4%
			AT&T Inc., Senior Unsecured Notes:
20,000		BBB	4.250% due 3/1/27	19,499
760,000		BBB	2.300% due 6/1/27	691,918
55,000		BBB	4.350% due 3/1/29	52,853
505,000		BBB	2.750% due 6/1/31	424,880
180,000		BBB	2.550% due 12/1/33	140,125
594,000		BBB	5.400% due 2/15/34	586,844
50,000		BBB	5.350% due 9/1/40	46,639
357,000		BBB	3.500% due 6/1/41	264,820
80,000		BBB	5.550% due 8/15/41	76,314
245,000		BBB	4.350% due 6/15/45	196,127
238,000		BBB	4.500% due 3/9/48	194,360
270,000		BBB	3.500% due 9/15/53	179,623
1,437,000		BBB	3.550% due 9/15/55	948,154
20,000		BBB	3.800% due 12/1/57	13,681
932,000		BBB	3.650% due 9/15/59	615,028
75,000		BBB	3.850% due 6/1/60	51,459
			CommScope Inc., Senior Secured Notes:
80,000		CCC+	6.000% due 3/1/26(c)	68,678
390,000		CCC+	4.750% due 9/1/29(c)	245,058
			Frontier Communications Holdings LLC, Senior Secured Notes:
500,000		B	5.000% due 5/1/28(c)	449,161
206,000		B	8.625% due 3/15/31(c)	203,080
280,000	EUR	BBB	Global Switch Finance BV, Company Guaranteed Notes, 1.375% due 10/7/30	271,712
			Intelsat Jackson Holdings SA:
174,000		B+	Senior Secured Notes, 6.500% due 3/15/30(c)	161,796
			Senior Unsecured Notes:
400,000		NR	5.500% due 8/1/24*#(j)(k)	–
184,000		NR	8.500% due 10/15/24*#(c)(j)(k)	–
605,000		NR	9.750% due 7/15/25*#(c)(j)(k)	–

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Telecommunications - 1.4% - (continued)
		Motorola Solutions Inc., Senior Unsecured Notes:
$ 257,000	BBB-	4.600% due 5/23/29	$249,312
386,000	BBB-	2.300% due 11/15/30	313,634
306,000	BBB-	2.750% due 5/24/31	251,889
772,000	BBB-	5.600% due 6/1/32	762,607
150,000	B	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	141,885
420,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	502,472
2,737,000	BBB-	Sprint LLC, Company Guaranteed Notes, 7.625% due 2/15/25	2,780,929
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
493,125	A1(d)	4.738% due 3/20/25(c)	489,110
1,026,000	A1(d)	5.152% due 3/20/28(c)	1,011,599
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	317,470
		T-Mobile USA Inc., Company Guaranteed Notes:
820,000	BBB	3.500% due 4/15/25	797,648
740,000	BBB	2.250% due 2/15/26	692,239
1,674,000	BBB	3.750% due 4/15/27	1,596,370
110,000	BBB	2.625% due 2/15/29	96,991
300,000	BBB	3.375% due 4/15/29	272,199
490,000	BBB	3.875% due 4/15/30	450,788
100,000	BBB	2.550% due 2/15/31	82,882
80,000	BBB	2.875% due 2/15/31	67,863
1,930,000	BBB	3.500% due 4/15/31	1,706,416
290,000	BBB	2.250% due 11/15/31	230,954
330,000	BBB	2.700% due 3/15/32	270,411
100,000	BBB	4.375% due 4/15/40	85,484
60,000	BBB	3.000% due 2/15/41	42,337
10,000	BBB	3.300% due 2/15/51	6,702
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26	206,569
80,000	BBB+	4.125% due 3/16/27	77,695
130,000	BBB+	2.100% due 3/22/28	115,095
546,000	BBB+	4.329% due 9/21/28	527,352
550,000	BBB+	3.150% due 3/22/30	488,070
138,000	BBB+	1.680% due 10/30/30	109,365
457,000	BBB+	1.750% due 1/20/31	359,953
505,000	BBB+	2.550% due 3/21/31	419,369
531,000	BBB+	2.355% due 3/15/32	424,119
122,000	BBB+	5.050% due 5/9/33	120,039
1,410,000	BBB+	4.500% due 8/10/33	1,317,010
1,240,000	BBB+	4.400% due 11/1/34	1,139,337
401,000	BBB+	5.850% due 9/15/35	418,148
150,000	BBB+	5.250% due 3/16/37	148,544
495,000	BBB+	2.650% due 11/20/40	337,053
50,000	BBB+	3.400% due 3/22/41	37,856
100,000	BBB+	4.125% due 8/15/46	80,690
10,000	BBB+	4.862% due 8/21/46	8,928
20,000	BBB+	5.500% due 3/16/47	19,660
40,000	BBB+	4.000% due 3/22/50	30,917
50,000	BBB+	2.875% due 11/20/50	31,662
124,000	BBB+	2.987% due 10/30/56	76,246
184,000	BBB+	3.000% due 11/20/60	111,499
200,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(c)	170,858

		Total Telecommunications	25,898,034

Transportation - 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000	AA-	4.150% due 12/15/48	287,210

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 27.8% - (continued)
Transportation - 0.2% - (continued)
$ 174,000		AA-	2.875% due 6/15/52	$112,616
320,000		AA-	4.450% due 1/15/53	278,407
220,000		BBB+	Canadian Pacific Railway Co., Company Guaranteed Notes, 3.100% due 12/2/51	147,074
			CSX Corp., Senior Unsecured Notes:
108,000		BBB+	3.350% due 9/15/49	75,163
237,000		BBB+	2.500% due 5/15/51	139,474
81,000		BBB+	4.500% due 11/15/52	69,330
			Norfolk Southern Corp., Senior Unsecured Notes:
282,000		BBB+	2.550% due 11/1/29	243,530
207,000		BBB+	3.000% due 3/15/32	176,312
33,000		BBB+	4.800% due 8/15/43	27,763
188,000		BBB+	3.942% due 11/1/47	144,988
136,000		BBB+	4.150% due 2/28/48	108,049
249,000		BBB+	3.050% due 5/15/50	160,993
341,000		BBB+	Ryder System Inc., Senior Unsecured Notes, 5.650% due 3/1/28	344,662
			Union Pacific Corp., Senior Unsecured Notes:
60,000		A-	2.150% due 2/5/27	55,086
403,000		A-	2.800% due 2/14/32	341,248
840,000		A-	2.891% due 4/6/36	665,981
121,000		A-	3.600% due 9/15/37	100,481
35,000		A-	4.300% due 3/1/49	28,845
188,000		A-	3.250% due 2/5/50	133,164
460,000		A-	3.839% due 3/20/60	342,492
160,000		A-	3.750% due 2/5/70	111,921

			Total Transportation	4,094,789

Trucking & Leasing - 0.0%@
138,000		BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.875% due 11/15/27(c)	137,870

Water - 0.0%@
280,000	EUR	BBB	Thames Water Utilities Finance PLC, Senior Secured Notes, 4.375% due 1/18/31	281,272

			TOTAL CORPORATE BONDS & NOTES (Cost - $535,947,079)	501,768,416

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.9%
U.S. GOVERNMENT AGENCIES - 1.3%
			Federal Farm Credit Banks Funding Corp.:
3,005,000			2.170% due 10/29/29	2,604,079
135,000			3.500% due 9/1/32	122,461
225,000			3.875% due 9/20/32	210,548
2,720,000			3.500% due 2/28/39	2,158,824
			Federal Home Loan Banks:
5,900,000			5.370% due 5/21/24	5,893,296
5,890,000			5.300% due 5/22/24	5,886,992
635,000			0.920% due 2/26/27	564,569
345,000			4.000% due 9/1/28	338,260
2,900,000			2.200% due 9/24/29	2,492,695
3,500,000			1.570% due 6/30/32	2,641,910
690,000			2.490% due 3/26/40	468,415
			Federal National Mortgage Association (FNMA), Principal Strip:
575,000			zero coupon due 1/15/30(l)	430,985
595,000			zero coupon due 5/15/30(l)	439,783

			Total U.S. GOVERNMENT AGENCIES	24,252,817

U.S. GOVERNMENT OBLIGATIONS - 23.6%
			U.S. Treasury Bonds:
2,370,000			5.000% due 5/15/37	2,512,570

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.9% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 23.6% - (continued)
$ 2,835,000	4.375% due 2/15/38	$2,808,422
1,500,000	1.125% due 8/15/40	881,543
620,000	1.375% due 11/15/40	379,459
6,000,000	1.875% due 2/15/41	3,994,688
4,490,000	2.000% due 11/15/41	3,008,212
2,270,000	3.125% due 11/15/41	1,838,345
5,435,000	2.375% due 2/15/42	3,871,801
180,000	3.250% due 5/15/42	147,357
1,115,000	3.375% due 8/15/42	927,454
4,320,000	4.000% due 11/15/42	3,928,838
100,000	3.125% due 2/15/43	79,736
4,225,000	3.875% due 2/15/43	3,769,080
14,335,000	3.875% due 5/15/43	12,779,429
502,500	3.625% due 8/15/43	431,561
34,325,000	4.375% due 8/15/43	32,814,566
10,310,000	3.750% due 11/15/43	9,001,113
6,630,000	4.750% due 11/15/43	6,677,653
1,125,000	3.625% due 2/15/44	962,842
415,000	3.125% due 8/15/44	326,813
1,375,000	3.000% due 11/15/44	1,058,293
1,495,000	2.875% due 8/15/45	1,118,184
1,412,500	3.000% due 11/15/45	1,077,969
6,490,000	2.500% due 2/15/46	4,501,423
1,110,000	2.875% due 11/15/46	822,874
3,723,000	3.000% due 2/15/47	2,817,700
8,925,000	3.000% due 5/15/47	6,749,008
880,000	2.750% due 8/15/47	633,617
2,120,000	3.000% due 2/15/48	1,598,571
995,000	3.375% due 11/15/48	803,560
1,380,000	3.000% due 2/15/49	1,039,151
510,000	2.875% due 5/15/49	374,790
2,820,000	2.000% due 2/15/50	1,704,778
6,570,000	1.250% due 5/15/50	3,226,229
7,525,000	1.375% due 8/15/50	3,823,347
4,315,000	1.625% due 11/15/50	2,350,158
3,233,000	1.875% due 2/15/51	1,880,381
4,040,000	2.375% due 5/15/51	2,654,248
3,310,000	2.000% due 8/15/51	1,982,574
2,871,000	1.875% due 11/15/51	1,663,049
4,839,000	2.250% due 2/15/52	3,082,027
280,000	2.875% due 5/15/52	205,614
272,000	3.000% due 8/15/52	205,179
2,204,000	4.000% due 11/15/52	2,015,149
12,476,000	3.625% due 2/15/53	10,643,831
3,508,000	3.625% due 5/15/53	2,995,229
899,000	4.125% due 8/15/53	840,776
24,555,000	4.750% due 11/15/53	25,522,435
5,672,707	U.S. Treasury Inflation Indexed Notes, 1.125% due 1/15/33	5,193,376
	U.S. Treasury Notes:
1,740,000	3.500% due 9/15/25	1,701,598
365,000	0.250% due 9/30/25	336,420
2,570,000	0.250% due 10/31/25	2,361,238
4,470,000	5.000% due 10/31/25	4,489,962
4,663,000	4.500% due 11/15/25	4,643,758

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.9% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 23.6% - (continued)
$ 1,610,000		0.375% due 11/30/25	$1,478,622
24,285,000		4.875% due 11/30/25	24,359,942
620,000		0.375% due 12/31/25	568,160
375,000		0.375% due 1/31/26	342,415
9,385,000		4.000% due 2/15/26	9,261,822
4,214,000		0.500% due 2/28/26	3,848,403
4,995,000		4.625% due 3/15/26	4,996,951
1,759,000		3.750% due 4/15/26	1,726,500
236,000		0.750% due 4/30/26	215,687
1,183,000		3.625% due 5/15/26	1,157,769
1,324,000		4.500% due 7/15/26	1,323,121
1,270,000		4.625% due 9/15/26	1,274,266
1,605,000		4.625% due 10/15/26	1,610,768
26,762,000		4.625% due 11/15/26	26,872,811
770,000		1.875% due 2/28/27	710,897
100,000		2.625% due 5/31/27	94,234
1,185,000		2.750% due 7/31/27	1,119,200
2,160,000		3.125% due 8/31/27	2,065,416
1,343,000		4.125% due 10/31/27	1,330,514
2,210,000		0.750% due 1/31/28	1,908,067
14,730,000		3.625% due 5/31/28	14,309,389
130,000		4.125% due 7/31/28	128,911
110,000		4.375% due 8/31/28	110,281
3,070,000		4.625% due 9/30/28	3,110,215
39,792,000		4.875% due 10/31/28	40,767,242
235,000		1.500% due 11/30/28	205,249
34,245,000		4.375% due 11/30/28	34,366,730
415,000		2.375% due 3/31/29	376,280
285,000		3.875% due 9/30/29	277,680
3,817,000		3.875% due 11/30/29	3,717,326
171,000		4.000% due 2/28/30	167,493
3,431,000		3.625% due 3/31/30	3,289,337
1,556,000		3.750% due 5/31/30	1,501,510
2,890,000		4.000% due 7/31/30	2,828,531
10,000		4.625% due 9/30/30	10,152
1,545,000		4.875% due 10/31/30	1,591,591
6,184,000		4.375% due 11/30/30	6,187,865
20,000		1.250% due 8/15/31	15,982
812,000		1.375% due 11/15/31	650,663
805,000		2.875% due 5/15/32	720,255
4,063,000		4.125% due 11/15/32	3,988,192
265,000		3.375% due 5/15/33	244,835
1,447,000		3.875% due 8/15/33	1,391,603
20,937,000		4.500% due 11/15/33	21,188,898
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(l)	630,926

		Total U.S. GOVERNMENT OBLIGATIONS	425,300,679

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $483,923,061)	449,553,496

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
690,000	AAA(f)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.502% (1-Month Term SOFR + 1.180%) due 9/15/34(a)(c)	661,065
705,272	Aaa(d)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(c)	755,825
370,000	AAA	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.416% (3-Month Term SOFR + 2.000%) due 4/20/36(a)(c)	370,552
80,836	A	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 5.677% (1-Month Term SOFR + 0.334%) due 2/25/37(a)	80,512
65,827	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 6.089% (1-Month Term SOFR + 0.764%) due 6/25/29(a)	45,182

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 1,100,000	Aaa(d)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 6.857% (3-Month Term SOFR + 1.442%) due 10/20/34(a)(c)	$1,097,215
500,000	AAA	AIMCO CLO, Series 2017-AA, Class AR, 6.727% (3-Month Term SOFR + 1.312%) due 4/20/34(a)(c)	498,250
1,158,882	Aaa(d)	Allegro CLO VI Ltd., Series 2017-2A, Class A, 6.794% (3-Month Term SOFR + 1.392%) due 1/17/31(a)(c)	1,159,403
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 7.048% (3-Month Term SOFR + 1.652%) due 1/19/33(a)(c)	994,998
615,000	Aa2(d)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 7.377% (3-Month Term SOFR + 1.962%) due 7/20/34(a)(c)	608,094
		Alternative Loan Trust:
672,007	CCC	Series 2005-56, Class 4A1, 6.077% (1-Month Term SOFR + 0.734%) due 11/25/35(a)	594,156
2,355,660	CCC	Series 2005-59, Class 1A1, 6.107% (1-Month Term SOFR + 0.774%) due 11/20/35(a)	2,012,218
464,493	AA	American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 4.529% (6-Month Term SOFR + 1.928%) due 10/25/34(a)	460,294
856,438	AAA(f)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(c)	820,186
900,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824% due 3/5/53(c)	905,834
210,000	Baa2(d)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(c)	183,675
1,990,000	Aaa(d)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 6.787% (1-Month Term SOFR + 1.464%) due 11/15/36(a)(c)	1,963,108
1,290,000	Aaa(d)	Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 7.097% (3-Month Term SOFR + 1.750%) due 10/15/36(a)(c)	1,288,772
102,792	AAA	Ares XLII CLO Ltd., Series 2017-42A, Class AR, 6.594% (3-Month Term SOFR + 1.182%) due 1/22/28(a)(c)	102,797
357,527	BBB	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 3.439% (1-Month Term SOFR + 0.414%) due 12/25/36(a)	333,305
247,027	AAA	Bain Capital Credit CLO, Series 2018-1A, Class A1, 6.634% (3-Month Term SOFR + 1.222%) due 4/23/31(a)(c)	246,768
290,000	AAA	Bain Capital Credit CLO Ltd., Series 2021-4A, Class A1, 6.847% (3-Month Term SOFR + 1.432%) due 10/20/34(a)(c)	289,202
500,000	AAA	Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, 6.794% (3-Month Term SOFR + 1.382%) due 1/20/32(a)(c)	499,335
		BAMLL Commercial Mortgage Securities Trust:
420,000	AAA(f)	Series 2018-PARK, Class A, 4.227% due 8/10/38(a)(c)	377,812
820,000	AAA	Series 2019-BPR, Class AMP, 3.287% due 11/5/32(c)	752,280
17,495	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 5.268% due 7/25/34(a)	15,767
1,060,000	Aaa(d)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	971,831
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(a)	260,234
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	586,205
5,437,640	AAA	Series 2023-C20, Class XA, 1.069% due 7/15/56(a)(m)	297,030
87,408	WD(f)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.879% due 5/25/47(a)	76,980
42,351	CCC	Bear StearnsT-A Trust, Series 2005-4, Class 23A2, 4.478% due 5/25/35(a)	39,208
200,322	D	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(a)	187,869
1,240,000	AAA	Beast Mortgage Trust, Series 2021-SSCP, Class A, 6.187% (1-Month Term SOFR + 0.864%) due 4/15/36(a)(c)	1,212,823
		Benchmark Mortgage Trust:
590,000	AAA	Series 2018-B1, Class A5, 3.666% due 1/15/51(a)	541,497
213,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	184,300
2,172,684	Aa1(d)	Series 2021-B28, Class XA, 1.387% due 8/15/54(a)(m)	142,789
1,333,000	AAA(f)	BFLD, Series 2019-DPLO, Class A, 6.527% (1-Month Term SOFR + 1.204%) due 10/15/34(a)(c)	1,325,491
280,000	Aaa(d)	Birch Grove CLO 5 Ltd., Series 2023-5A, Class A1, 7.616% (3-Month Term SOFR + 2.200%) due 4/20/35(a)(c)	281,076
560,000	Aaa(d)	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 7.177% (3-Month Term SOFR + 1.800%) due 10/20/36(a)(c)	554,938
650,000	Aaa(d)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 7.015% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(c)	646,147
316,943	AAA	BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 6.735% (3-Month Term SOFR + 1.342%) due 7/15/31(a)(c)	316,004
667,680	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 6.657% (3-Month Term SOFR + 1.242%) due 7/20/29(a)(c)	666,862
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(a)	237,904
		BRAVO Residential Funding Trust:
1,776,110	NR	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(c)	1,713,505
608,264	AAA(f)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(c)	597,218
500,000	AAA	Buttermilk Park CLO Ltd., Series 2018-1A, Class A1, 6.755% (3-Month Term SOFR + 1.362%) due 10/15/31(a)(c)	500,522
		BX Commercial Mortgage Trust:
2,000,000	A3(d)	Series 2020-VIV2, Class C, 3.660% due 3/9/44(a)(c)	1,638,631
1,370,000	Baa3(d)	Series 2020-VIVA, Class D, 3.667% due 3/11/44(a)(c)	1,095,161
890,000	Aaa(d)	Series 2021-CIP, Class A, 6.358% (1-Month Term SOFR + 1.035%) due 12/15/38(a)(c)	866,636
234,579	A3(d)	Series 2021-XL2, Class D, 6.834% (1-Month Term SOFR + 1.511%) due 10/15/38(a)(c)	227,110
910,000	NR	Series 2023-VLT2, Class E, 11.194% (1-Month Term SOFR + 5.871%) due 6/15/40(a)(c)	909,803

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
		BX Trust:
$ 220,000	BBB-	Series 2021-ARIA, Class D, 7.333% (1-Month Term SOFR + 2.010%) due 10/15/36(a)(c)	$207,842
1,100,000	Aaa(d)	Series 2021-LBA, Class AJV, 6.237% (1-Month Term SOFR + 0.914%) due 2/15/36(a)(c)	1,079,540
311,791	AAA	Series 2021-RISE, Class A, 6.185% (1-Month Term SOFR + 0.862%) due 11/15/36(a)(c)	305,863
1,250,000	AAA	Series 2022-GPA, Class A, 7.488% (1-Month Term SOFR + 2.165%) due 8/15/39(a)(c)	1,253,343
255,104	Aaa(d)	Series 2022-IND, Class A, 6.814% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(c)	251,640
630,000	AAA(f)	Series 2023-DELC, Class A, 8.013% (1-Month Term SOFR + 2.690%) due 5/15/38(a)(c)	633,924
1,190,000	NR	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 7.920% (1-Month Term SOFR + 2.597%) due 12/15/37(a)(c)	1,149,741
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	797,088
36,042	WR(d)	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 5.304% due 2/25/37(a)	34,007
202,410	BBB	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A1, 5.727% (1-Month Term SOFR + 0.384%) due 5/25/35(a)(c)	188,941
		CIFC Funding Ltd.:
942,360	Aaa(d)	Series 2013-4A, Class A1RR, 6.709% (3-Month Term SOFR + 1.322%) due 4/27/31(a)(c)	942,090
280,000	AAA	Series 2014-3A, Class A1R2, 6.874% (3-Month Term SOFR + 1.462%) due 10/22/31(a)(c)	280,081
750,000	AAA	Series 2014-5A, Class A1R2, 6.864% (3-Month Term SOFR + 1.462%) due 10/17/31(a)(c)	749,410
173,568	AAA	Series 2017-1A, Class AR, 6.684% (3-Month Term SOFR + 1.272%) due 4/23/29(a)(c)	173,409
246,502	Aaa(d)	Series 2018-2A, Class A1, 6.717% (3-Month Term SOFR + 1.302%) due 4/20/31(a)(c)	245,911
600,000	Aaa(d)	Series 2019-1A, Class AR, 6.777% (3-Month Term SOFR + 1.362%) due 4/20/32(a)(c)	599,606
290,000	AAA	Series 2021-1A, Class A1, 6.750% (3-Month Term SOFR + 1.372%) due 4/25/33(a)(c)	289,552
		CIM Trust:
805,534	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	728,799
463,474	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	395,728
1,844,727	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)	1,591,917
924,045	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(c)	815,125
1,122,882	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(c)	965,679
2,007,918	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(c)	1,558,816
2,327,825	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(c)	2,197,228
2,022,731	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(c)	1,732,553
865,889	AAA(f)	Series 2023-R4, Class A1, 5.000% due 5/25/62(a)(c)	841,532
		Citigroup Commercial Mortgage Trust:
132,464	Aaa(d)	Series 2013-375P, Class A, 3.251% due 5/10/35(c)	124,304
705,000	Aaa(d)	Series 2014-GC21, Class A5, 3.855% due 5/10/47	699,862
285,000	Aa3(d)	Series 2016-C2, Class B, 3.176% due 8/10/49	241,312
726,338	Aaa(d)	Series 2016-C3, Class A3, 2.896% due 11/15/49	668,603
500,000	Aaa(d)	Series 2016-P5, Class A4, 2.941% due 10/10/49	455,671
1,092,025	Aaa(d)	Series 2017-C4, Class A3, 3.209% due 10/12/50	999,639
229,930	Aaa(d)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	221,982
650,000	A-(f)	Series 2018-TBR, Class C, 6.912% (1-Month Term SOFR + 1.589%) due 12/15/36(a)(c)	630,936
13,219,546	AA+	Series 2019-C7, Class XA, 0.987% due 12/15/72(a)(m)	511,718
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 5.897% (1-Month Term SOFR + 0.554%) due 9/25/36(a)	498,483
1,200,000	AAA	Clover CLO LLC, Series 2018-1A, Class A1R, 6.797% (3-Month Term SOFR + 1.382%) due 4/20/32(a)(c)	1,199,262
255,578	Aaa(d)	Cold Storage Trust, Series 2020-ICE5, Class A, 6.336% (1-Month Term SOFR + 1.014%) due 11/15/37(a)(c)	253,347
872,522	AAA(f)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(c)	684,856
		Commercial Mortgage Trust:
190,000	BB-(f)	Series 2013-300P, Class B, 4.540% due 8/10/30(a)(c)	167,002
161,392	CC(f)	Series 2013-CR9, Class E, 4.616% due 7/10/45(a)(c)	143,681
40,000	B1(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(a)	24,200
20,000	Caa3(d)	Series 2013-CR12, Class C, 5.069% due 10/10/46(a)	5,670
143,000	Baa3(d)	Series 2014-CR17, Class C, 4.907% due 5/10/47(a)	120,355
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	138,085
210,000	A-(f)	Series 2014-CR21, Class C, 4.563% due 12/10/47(a)	193,862
345,000	Aaa(d)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	337,762
2,639,494	Aa1(d)	Series 2015-CR25, Class XA, 0.940% due 8/10/48(a)(m)	27,537
175,000	Aaa(d)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	166,764
465,000	Aaa(d)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	426,290

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
		Connecticut Avenue Securities Trust:
$ 620,000	NR	Series 2020-R01, Class 1B1, 8.693% (30-Day Average SOFR + 3.364%) due 1/25/40(a)(c)	$628,134
1,110,000	BBB-	Series 2022-R04, Class 1M2, 8.428% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(c)	1,144,391
1,220,000	BBB	Series 2023-R05, Class 1M2, 8.429% (30-Day Average SOFR + 3.100%) due 6/25/43(a)(c)	1,252,678
42,646	WR(d)	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A3, 3.689% due 4/25/35(a)	29,351
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(c)	467,513
524,514	AAA(f)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	448,627
2,565,692	NR	Series 2020-RPL3, Class A1, 4.071% due 3/25/60(a)(c)	2,542,709
314,000	Aaa(d)	Series 2021-BHAR, Class A, 6.587% (1-Month Term SOFR + 1.264%) due 11/15/38(a)(c)	309,842
144,351	AAA(f)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(c)	117,335
2,159,463	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(c)	2,049,290
2,335,188	NR	Series 2022-RPL3, Class A1, 3.738% due 3/25/61(a)(c)	2,287,007
804,899	AAA(f)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(c)	746,915
33,928	WR(d)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	28,356
		Credit Suisse Mortgage Capital Certificates:
658,362	Aaa(d)	Series 2019-ICE4, Class A, 6.350% (1-Month Term SOFR + 1.027%) due 5/15/36(a)(c)	656,988
947,642	Ba3(d)	Series 2019-ICE4, Class F, 8.020% (1-Month Term SOFR + 2.697%) due 5/15/36(a)(c)	936,074
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(d)	Series 2015-C1, Class A4, 3.505% due 4/15/50	285,414
270,000	Aaa(d)	Series 2015-C3, Class A4, 3.718% due 8/15/48	258,424
310,000	Aaa(d)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(a)	287,136
180,000	Aaa(d)	Series 2021-C20, Class A3, 2.805% due 3/15/54	146,069
280,000	Aaa(d)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(c)	255,317
654,125	AA+	CSMC Trust, Series 2019-AFC1, Class A2, step bond to yield, 3.776% due 7/25/49(c)	602,900
1,000,000	Aaa(d)	CSMC UVIL, Series 2019-UVIL, Class A, 3.160% due 12/15/41(c)	850,150
		CWABS Asset-Backed Certificates Trust:
3,059,233	B1(d)	Series 2004-7, Class MF2, 4.174% due 10/25/34(a)	2,845,596
158,526	AA	Series 2007-13, Class 2A2, 6.257% (1-Month Term SOFR + 0.914%) due 10/25/47(a)	139,953
34,122	B-	CWABS Asset-Backed Notes Trust, Series 2006-SD3, Class A1, 6.117% (1-Month Term SOFR + 0.774%) due 7/25/36(a)(c)	33,373
		DBJPM Mortgage Trust:
350,000	AA-(f)	Series 2016-C1, Class B, 4.195% due 5/10/49(a)	306,592
163,157	Aaa(d)	Series 2016-C3, Class A4, 2.632% due 8/10/49	149,682
390,000	Aaa(d)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(c)	313,859
1,485,000	BBB-	Driven Brands Funding LLC, Series 2022-1A, Class A2, 7.393% due 10/20/52(c)	1,509,700
260,939	AAA	Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.675% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	260,567
246,471	Aaa(d)	Dryden 60 CLO Ltd., Series 2018-60A, Class A, 6.705% (3-Month Term SOFR + 1.312%) due 7/15/31(a)(c)	246,253
615,625	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 6.852% (3-Month Term SOFR + 1.462%) due 8/15/30(a)(c)	615,119
19,312	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 6.246% (1-Month Term SOFR + 0.914%) due 11/19/44(a)	18,040
370,000	AAA	Elevation CLO Ltd., Series 2021-13A, Class A1, 6.845% (3-Month Term SOFR + 1.452%) due 7/15/34(a)(c)	367,830
640,000	AAA	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 6.895% (3-Month Term SOFR + 1.502%) due 4/15/33(a)(c)	639,520
750,000	AAA	Empower CLO Ltd., Series 2023-2A, Class A1, 7.540% (3-Month Term SOFR + 2.200%) due 7/15/36(a)(c)	754,241
16,245	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 8.007% (1-Month Term SOFR + 2.664%) due 9/25/33(a)	15,712
778,819	Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.517% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	770,544
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
38,720	NR	Series 334, Class S7, 0.661% (5.986% - 30-Day Average SOFR) due 8/15/44(h)(m)	3,781
62,447	NR	Series 353, Class S1, 0.561% (5.886% - 30-Day Average SOFR) due 12/15/46(h)(m)	5,764
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
142	NR	Series 1865, Class DA, 17.829% (31.310% - 11th District Cost of Funds Index) due 2/15/24(h)(m)	2
5,862	NR	Series 3451, Class SB, 0.591% (5.916% - 30-Day Average SOFR) due 5/15/38(h)(m)	376
35,186	NR	Series 3621, Class SB, 0.791% (6.116% - 30-Day Average SOFR) due 1/15/40(h)(m)	3,054
512,057	NR	Series 3743, Class PB, 4.500% due 10/15/40	497,448
423,952	NR	Series 3866, Class SA, 0.511% (5.836% - 30-Day Average SOFR) due 5/15/41(h)(m)	22,259

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 298,917	NR	Series 3947, Class SG, 0.511% (5.836% - 30-Day Average SOFR) due 10/15/41(h)(m)	$24,618
11,317	NR	Series 3973, Class SA, 1.051% (6.376% - 30-Day Average SOFR) due 12/15/41(h)(m)	1,183
115,622	NR	Series 4203, Class PS, 0.811% (6.136% - 30-Day Average SOFR) due 9/15/42(h)(m)	8,887
109,164	NR	Series 4210, Class Z, 3.000% due 5/15/43	83,481
24,006	NR	Series 4239, Class IO, 3.500% due 6/15/27(m)	748
346,379	NR	Series 4316, Class XZ, 4.500% due 3/15/44	325,999
89,209	NR	Series 4335, Class SW, 0.561% (5.886% - 30-Day Average SOFR) due 5/15/44(h)(m)	6,847
394,824	NR	Series 4391, Class MZ, 3.000% due 9/15/44	333,507
931,618	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	694,740
141,827	NR	Series 4879, Class BC, 3.000% due 4/15/49	122,708
486,730	NR	Series 4988, Class AK, 1.000% due 7/25/50	356,724
481,785	NR	Series 5002, Class TJ, 2.000% due 7/25/50	379,359
65,820	NR	Series 5010, Class IK, 2.500% due 9/25/50(m)	9,944
234,317	NR	Series 5010, Class JI, 2.500% due 9/25/50(m)	36,091
79,793	NR	Series 5013, Class IN, 2.500% due 9/25/50(m)	12,635
163,621	NR	Series 5018, Class MI, 2.000% due 10/25/50(m)	21,591
70,091	NR	Series 5040, Class IB, 2.500% due 11/25/50(m)	12,152
1,013,801	NR	Series 5085, Class NI, 2.000% due 3/25/51(m)	123,700
348,704	NR	Series 5140, Class NI, 2.500% due 5/25/49(m)	49,190
451,111	NR	Series 5148, Class BI, 2.500% due 1/25/49(m)	62,203
181,599	NR	Series 5148, Class CI, 2.000% due 6/25/49(m)	21,187
738,103	NR	Series 5202, Class IN, 3.000% due 1/25/47(m)	97,338
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	437,386
655,610	NR	Series 5274, Class IO, 2.500% due 1/25/51(m)	104,772
195,594	NR	Series 5341, Class AO, zero coupon due 6/25/50(l)	135,870
35,224	NR	Series R007, Class ZA, 6.000% due 5/15/36	36,145
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk:
1,176,961	BBB	Series 2020-DNA3, Class B1, 10.543% (30-Day Average SOFR + 5.214%) due 6/25/50(a)(c)	1,280,893
278,234	BBB+	Series 2021-DNA1, Class M2, 7.128% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(c)	279,148
696,086	BBB	Series 2021-DNA5, Class M2, 6.978% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(c)	693,903
1,500,000	BBB-	Series 2021-DNA6, Class M2, 6.828% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(c)	1,485,898
300,000	BB	Series 2022-DNA2, Class M2, 9.078% (30-Day Average SOFR + 3.750%) due 2/25/42(a)(c)	308,177
290,000	B+	Series 2022-DNA3, Class B1, 10.978% (30-Day Average SOFR + 5.650%) due 4/25/42(a)(c)	307,287
221,211	BBB+	Series 2023-DNA1, Class M1A, 7.428% (30-Day Average SOFR + 2.100%) due 3/25/43(a)(c)	225,060
		Federal National Mortgage Association (FNMA), ACES:
3,005,392	NR	Series 2015-M7, Class X2, 0.582% due 12/25/24(a)(m)	6,664
13,483,599	NR	Series 2015-M8, Class X2, 0.156% due 1/25/25(a)(m)	8,012
79,198	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(a)	74,698
187,416	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	166,462
100,288	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	94,014
525,970	NR	Series 2020-M36, Class X1, 1.546% due 9/25/34(a)(m)	32,872
245,000	NR	Series 2021-M2S, Class A2, 1.868% due 10/25/31(a)	195,897
425,000	NR	Series 2022-M5, Class A3, 2.437% due 1/1/34(a)	335,567
265,000	NR	Series 2022-M10, Class A2, 2.003% due 1/25/32(a)	211,387
476,695	AA+(f)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 8.043% (30-Day Average SOFR + 2.714%) due 5/25/24(a)	480,350
		Federal National Mortgage Association (FNMA), Grantor Trust:
42,040	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(a)	41,282
99,173	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	92,166
		Federal National Mortgage Association (FNMA), Interest Strip:
45,967	NR	Series 409, Class C13, 3.500% due 11/25/41(m)	7,004
98,590	NR	Series 409, Class C18, 4.000% due 4/25/42(m)	18,252
12,927	NR	Series 409, Class C22, 4.500% due 11/25/39(m)	2,391
		Federal National Mortgage Association (FNMA), REMICS:
10,895	NR	Series 2004-38, Class FK, 5.793% (30-Day Average SOFR + 0.464%) due 5/25/34(a)	10,795
166,422	NR	Series 2006-51, Class SP, 1.207% (6.536% - 30-Day Average SOFR) due 3/25/36(h)(m)	5,372

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 112,186	NR	Series 2007-68, Class SC, 1.257% (6.586% - 30-Day Average SOFR) due 7/25/37(h)(m)	$10,506
365,204	NR	Series 2008-18, Class SM, 1.557% (6.886% - 30-Day Average SOFR) due 3/25/38(h)(m)	17,052
277,582	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	252,985
45,033	NR	Series 2011-87, Class SG, 1.107% (6.436% - 30-Day Average SOFR) due 4/25/40(h)(m)	1,060
709,476	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	683,059
59,098	NR	Series 2012-35, Class SC, 1.057% (6.386% - 30-Day Average SOFR) due 4/25/42(h)(m)	6,404
46,256	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	47,308
66,104	NR	Series 2012-51, Class B, 7.000% due 5/25/42	70,128
51,479	NR	Series 2012-74, Class SA, 1.207% (6.536% - 30-Day Average SOFR) due 3/25/42(h)(m)	3,070
8,580	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(l)	7,603
7,406	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(m)	135
42,652	NR	Series 2012-133, Class CS, 0.707% (6.036% - 30-Day Average SOFR) due 12/25/42(h)(m)	4,151
170,090	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	177,836
138,898	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	139,922
33,981	NR	Series 2013-54, Class BS, 0.707% (6.036% - 30-Day Average SOFR) due 6/25/43(h)(m)	3,613
26,650	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(m)	1,403
639,180	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	525,132
266,839	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	218,569
86,548	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	83,153
37,327	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	36,420
77,891	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	68,848
214,132	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	115,105
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	527,539
76,190	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(m)	11,805
4,123,739	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(m)	678,145
610,805	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(m)	100,815
1,476,399	NR	Series 2021-43, Class IO, 2.500% due 6/25/51(m)	221,411
527,543	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(m)	74,484
728,547	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(m)	101,731
756,311	NR	Series 2022-86, Class IO, 2.500% due 5/25/50(m)	104,440
578,645	NR	Series 2023-36, Class AO, zero coupon due 8/25/50(l)	385,324
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AA+(f)	Series K104, Class XAM, 1.507% due 1/25/30(a)(m)	176,729
440,000	AAA(f)	Series K144, Class A2, 2.450% due 4/25/32	364,865
957,340	AAA(f)	Series K736, Class X1, 1.409% due 7/25/26(a)(m)	25,029
3,983,987	AAA(f)	Series K743, Class X1, 1.024% due 5/25/28(a)(m)	136,851
153,602	NR	Series KIR2, Class A1, 2.748% due 3/25/27	147,195
967,597	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 5.937% (1-Month Term SOFR + 0.594%) due 10/25/36(a)	615,398
310,000	(P)BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(c)	312,526
1,100,000	Aaa(d)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 6.768% (3-Month Term SOFR + 1.372%) due 7/19/34(a)(c)	1,095,590
		Ford Credit Floorplan Master Owner Trust A:
583,000	AAA	Series 2018-4, Class A, 4.060% due 11/15/30	553,278
2,288,000	Aaa(d)	Series 2023-1, Class A1, 4.920% due 5/15/28(c)	2,257,220
		Freddie Mac Multifamily Structured Pass Through Certificates:
3,428,589	AAA(f)	Series K104, Class X1, 1.245% due 1/25/30(a)(m)	183,276
10,480,066	Aaa(d)	Series K130, Class X1, 1.143% due 6/25/31(a)(m)	631,156
4,490,142	AAA(f)	Series K131, Class X1, 0.830% due 7/25/31(a)(m)	196,746
1,240,000	Aaa(d)	Series K146, Class A2, 2.920% due 6/25/32	1,065,286
736,000	Aaa(d)	Series K148, Class A2, 3.500% due 7/25/32(a)	660,692
19,185,041	Aaa(d)	Series K148, Class X1, 0.391% due 7/25/32(a)(m)	389,268
994,203	NR	Series KG08, Class A2, 4.134% due 5/25/33(a)	930,818
320,000	AAA(f)	Series K-152, Class A2, 3.780% due 11/25/32(a)	292,768
9,299,766	AAA(f)	Series K-157, Class X1, 0.419% due 5/25/33(a)(m)	212,664
4,999,902	AAA	Series K-160, Class X1, 0.383% due 8/25/33(a)(m)	101,542

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 248,290	BBB+	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 7.429% (30-Day Average SOFR + 2.100%) due 4/25/43(a)(c)	$253,102
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 7.584% (30-Day Average SOFR + 2.264%) due 1/25/26(a)(c)	297,234
129,212	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(a)	118,261
250,000	Aaa(d)	Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, 6.833% (3-Month Term SOFR + 1.462%) due 11/22/31(a)(c)	250,313
460,000	AAA	GoldenTree Loan Management US CLO 7 Ltd., Series 2020-7A, Class AR, 6.747% (3-Month Term SOFR + 1.332%) due 4/20/34(a)(c)	457,386
1,050,000	AA	GoldenTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 7.277% (3-Month Term SOFR + 1.862%) due 10/20/34(a)(c)	1,042,838
		GoodLeap Sustainable Home Solutions Trust:
263,710	A(f)	Series 2022-1GS, Class A, 2.700% due 1/20/49(c)	204,598
471,305	A(f)	Series 2023-3C, Class A, 6.500% due 7/20/55(c)	471,377
		Government National Mortgage Association (GNMA):
226,850	NR	Series 2007-51, Class SG, 1.134% (6.466% - 1-Month Term SOFR) due 8/20/37(h)(m)	7,231
724,318	NR	Series 2008-51, Class GS, 0.786% (6.116% - 1-Month Term SOFR) due 6/16/38(h)(m)	56,599
2,679	NR	Series 2010-85, Class HS, 1.204% (6.536% - 1-Month Term SOFR) due 1/20/40(h)(m)	13
88,427	NR	Series 2012-H27, Class AI, 1.724% due 10/20/62(a)(m)	2,759
69,513	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(m)	7,232
291,838	NR	Series 2013-85, Class IA, 0.522% due 3/16/47(a)(m)	2,334
73,809	NR	Series 2013-107, Class AD, 2.837% due 11/16/47(a)	64,180
70,035	NR	Series 2014-105, Class IO, 0.124% due 6/16/54(a)(m)	337
771,639	NR	Series 2014-H20, Class FA, 5.869% (1-Month Term SOFR + 0.544%) due 10/20/64(a)	766,881
42,499	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(m)	8,046
142,965	NR	Series 2015-167, Class SA, 0.804% (6.136% - 1-Month Term SOFR) due 11/20/45(h)(m)	13,390
43,223	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(m)	8,522
96,689	NR	Series 2016-135, Class SB, 0.656% (5.986% - 1-Month Term SOFR) due 10/16/46(h)(m)	12,419
60,851	NR	Series 2017-187, Class SJ, 0.754% (6.086% - 1-Month Term SOFR) due 12/20/47(h)(m)	6,693
98,065	NR	Series 2017-H14, Class FK, 5.660% (1-Year CMT Index + 0.200%) due 5/20/67(a)	98,135
400,917	NR	Series 2017-H22, Class IC, 1.137% due 11/20/67(a)(m)	11,521
78,687	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	70,443
111,510	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	104,269
278,269	NR	Series 2019-86, Class C, 2.500% due 3/20/49	231,539
79,044	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	67,880
54,599	NR	Series 2019-H13, Class FT, 5.910% (1-Year CMT Index + 0.450%) due 8/20/69(a)	54,541
244,489	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(m)	41,743
68,915	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(m)	11,504
582,472	NR	Series 2020-103, Class AD, 1.450% due 1/16/63	423,182
350,578	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(m)	45,754
222,484	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(m)	29,999
73,663	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(m)	10,046
297,895	NR	Series 2020-127, Class LP, 1.500% due 6/20/50	227,002
75,494	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(m)	10,327
78,729	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(m)	10,707
76,460	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(m)	10,891
307,154	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(m)	41,435
2,826,370	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(m)	369,928
363,331	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(m)	39,352
184,622	NR	Series 2020-H09, Class FL, 6.589% (1-Month Term SOFR + 1.264%) due 5/20/70(a)	183,389
343,490	NR	Series 2020-H12, Class F, 5.939% (1-Month Term SOFR + 0.614%) due 7/20/70(a)	333,684
250,185	NR	Series 2020-H13, Class FA, 5.889% (1-Month Term SOFR + 0.564%) due 7/20/70(a)	241,866
47,311	NR	Series 2020-H13, Class FC, 5.889% (1-Month Term SOFR + 0.564%) due 7/20/70(a)	45,796
170,340	NR	Series 2020-H20, Class FA, 5.789% (1-Month Term SOFR + 0.464%) due 4/20/70(a)	164,045
168,188	NR	Series 2021-2, Class AH, 1.500% due 6/16/63	122,214
144,356	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	105,933
1,317,837	NR	Series 2021-77, Class LC, 1.250% due 7/20/50	1,010,175
387,376	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(m)	40,587
2,653,502	NR	Series 2021-133, Class IO, 0.880% due 7/16/63(a)(m)	173,949

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 422,094	NR	Series 2021-188, Class PA, 2.000% due 10/20/51	$341,592
383,941	NR	Series 2021-H02, Class TF, 6.719% (1-Month Term SOFR + 1.394%) due 1/20/71(a)	389,914
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	138,946
1,352,621	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(a)(m)	63,160
374,607	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	303,869
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(a)	136,037
1,484,562	NR	Series 2022-210, Class IO, 0.696% due 7/16/64(a)(m)	94,228
1,489,871	NR	Series 2022-216, Class IO, 0.750% due 7/16/65(a)(m)	94,972
1,399,880	NR	Series 2023-92, Class AH, 2.000% due 6/16/64	1,030,245
1,999,828	NR	Series 2023-92, Class IA, 0.611% due 6/16/64(a)(m)	125,553
7,500,000	NR	Series 2023-179, Class IO, 0.612% due 9/16/63(a)(m)	307,601
710,000	Aaa(d)	Great Wolf Trust, Series 2019-WOLF, Class A, 6.471% (1-Month Term SOFR + 1.148%) due 12/15/36(a)(c)	705,171
940,000	Aa2(d)	Greenwood Park CLO Ltd., Series 2018-1A, Class B, 7.055% (3-Month Term SOFR + 1.662%) due 4/15/31(a)(c)	928,109
		GS Mortgage Securities Corp. Trust:
631,997	BB-	Series 2018-SRP5, Class A, 7.237% (1-Month Term SOFR + 1.914%) due 9/15/31(a)(c)	448,690
1,772,000	AA-(f)	Series 2021-IP, Class B, 6.587% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(c)	1,659,795
370,000	AA+	Series 2021-ROSS, Class A, 6.587% (1-Month Term SOFR + 1.264%) due 5/15/26(a)(c)	326,544
520,000	Aaa(d)	Series 2023-FUN, Class A, 7.414% (1-Month Term SOFR + 2.091%) due 3/15/28(a)(c)	518,454
525,000	Aa3(d)	Series 2023-FUN, Class B, 8.113% (1-Month Term SOFR + 2.790%) due 3/15/28(a)(c)	523,096
209,569	Aaa(d)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	193,332
984,341	WR(d)	GSAMP Trust, Series 2004-AR2, Class M2, 6.357% (1-Month Term SOFR + 1.014%) due 8/25/34(a)	976,689
		Harborview Mortgage Loan Trust:
51,540	AA-	Series 2004-5, Class 2A6, 4.625% due 6/19/34(a)	48,143
36,408	WD(f)	Series 2006-2, Class 1A, 5.720% due 2/25/36(a)	12,314
643,044	Caa2(d)	Series 2006-10, Class 1A1A, 5.646% (1-Month Term SOFR + 0.314%) due 11/19/36(a)	502,248
372,819	Aa1(d)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(c)	294,527
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 6.402% (1-Month Term SOFR + 1.059%) due 12/25/35(a)	697,461
1,478,661	B	HomeBanc Mortgage Trust, Series 2005-5, Class A2, 6.137% (1-Month Term SOFR + 0.794%) due 1/25/36(a)	1,396,389
		HPS Loan Management Ltd.:
771,520	Aaa(d)	Series 11A-17, Class AR, 6.674% (3-Month Term SOFR + 1.282%) due 5/6/30(a)(c)	771,275
280,000	Aaa(d)	Series 15A-19, Class A1R, 6.732% (3-Month Term SOFR + 1.320%) due 1/22/35(a)(c)	276,856
41,098	AA	Impac CMB Trust, Series 2007-A, Class A, 5.957% (1-Month Term SOFR + 0.614%) due 5/25/37(a)(c)	38,119
710,000	AAA(f)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(c)	671,288
		IndyMac Index Mortgage Loan Trust:
840,470	CCC	Series 2005-AR14, Class 2A1A, 6.057% (1-Month Term SOFR + 0.714%) due 7/25/35(a)	656,479
24,183	Caa2(d)	Series 2005-AR15, Class A2, 3.771% due 9/25/35(a)	19,353
296,023	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(c)	252,873
884,536	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 5.777% (1-Month Term SOFR + 0.434%) due 8/25/36(a)	246,383
		JP Morgan Chase Commercial Mortgage Securities Trust:
1,710,000	Caa3(d)	Series 2018-PHH, Class F, 8.680% (1-Month Term SOFR + 3.357%) due 6/15/35(a)(c)(k)	91,687
365,000	Aaa(d)	Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	315,945
250,000	Baa1(d)	Series 2021-MHC, Class D, 7.137% (1-Month Term SOFR + 1.814%) due 4/15/38(a)(c)	245,500
442,300	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 6.042% (1-Month Term SOFR + 0.699%) due 5/25/35(a)	432,181
880,000	BB	JP Morgan Mortgage Acquisition Trust, Series 2007-CH2, Class MV2, 5.757% (1-Month Term SOFR + 0.414%) due 1/25/37(a)	842,132
		JP Morgan Mortgage Trust:
143,262	AAA	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	124,193
134,590	AAA	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	115,023
25,459	AAA	Series 2019-1, Class A11, 5.500% (1-Month Term SOFR + 1.064%) due 5/25/49(a)(c)	24,599
686,649	Aaa(d)	Series 2019-6, Class B1, 4.245% due 12/25/49(a)(c)	612,005
1,615,457	Aaa(d)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(c)	1,259,418
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(d)	Series 2013-C17, Class B, 4.956% due 1/15/47(a)	36,785
350,000	CCC(f)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	284,574

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
		JPMDB Commercial Mortgage Securities Trust:
$ 340,000	A(f)	Series 2017-C5, Class B, 4.009% due 3/15/50(a)	$253,540
190,000	Aaa(d)	Series 2017-C7, Class A5, 3.409% due 10/15/50	172,260
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	107,228
280,000	AAA	Kings Park CLO Ltd., Series 2021-1A, Class A, 6.804% (3-Month Term SOFR + 1.392%) due 1/21/35(a)(c)	278,900
890,000	Aaa(d)	KREF Ltd., Series 2021-FL2, Class A, 6.514% (1-Month Term SOFR + 1.184%) due 2/15/39(a)(c)	869,539
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(c)	820,144
504,689	AAA	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 7.414% (1-Month Term SOFR + 2.091%) due 3/15/36(a)(c)	502,012
1,000,000	Aa1(d)	LCM XIV LP, Series 14A, Class BR, 7.257% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(c)	985,906
		Legacy Mortgage Asset Trust:
1,588,170	NR	Series 2020-GS2, Class A1, step bond to yield, 5.750% due 3/25/60(c)	1,582,512
698,236	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(c)	660,465
520,428	NR	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(c)	489,763
491,485	NR	Life Mortgage Trust, Series 2021-BMR, Class G, 8.387% (1-Month Term SOFR + 3.064%) due 3/15/38(a)(c)	465,408
1,500,000	AA	Lucali CLO Ltd., Series 2020-1A, Class B, 7.255% (3-Month Term SOFR + 1.862%) due 1/15/33(a)(c)	1,482,808
23,311	Baa2(d)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(c)	19,266
1,295,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.808% (3-Month Term SOFR + 1.412%) due 4/19/33(a)(c)	1,295,250
270,007	AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 6.852% (3-Month Term SOFR + 1.462%) due 7/29/30(a)(c)	269,735
403,457	A+	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(c)	356,172
86,022	WD(f)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 6.273% due 10/25/32(a)	80,234
		Med Trust:
854,897	A3(d)	Series 2021-MDLN, Class D, 7.437% (1-Month Term SOFR + 2.114%) due 11/15/38(a)(c)	826,668
995,224	NR	Series 2021-MDLN, Class G, 10.687% (1-Month Term SOFR + 5.364%) due 11/15/38(a)(c)	940,120
198,549	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 5.957% (1-Month Term SOFR + 0.614%) due 7/25/37(a)	91,749
10,030	WD(f)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.580% due 5/25/34(a)	8,689
1,154,538	Aaa(d)	MF1 Ltd., Series 2021-FL7, Class A, 6.526% (1-Month Term SOFR + 1.194%) due 10/16/36(a)(c)	1,131,808
230,623	AAA(f)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.238% (1-Month Term SOFR + 0.915%) due 4/15/38(a)(c)	228,090
275,000	AAA(f)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(c)	201,662
		ML-CFC Commercial Mortgage Trust:
21,908	Ca(d)	Series 2007-5, Class AJ, 5.450% due 8/12/48(a)	3,451
2,866	WD(f)	Series 2007-9, Class AJ, 6.193% due 9/12/49(a)	2,594
512,158	Aaa(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A3, 3.272% due 1/15/49(n)	483,699
198,753	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(c)	168,312
1,271,540	AAA	MVW Owner Trust, Series 2019-1A, Class A, 2.890% due 11/20/36(c)	1,217,896
483,437	AAA	Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, 6.575% (3-Month Term SOFR + 1.182%) due 10/15/29(a)(c)	482,004
1,450,000	Aaa(d)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 6.815% (3-Month Term SOFR + 1.422%) due 7/15/34(a)(c)	1,444,541
290,000	AAA	Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A1, 6.788% (3-Month Term SOFR + 1.392%) due 10/19/31(a)(c)	290,187
560,000	AAA	Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class A1, 7.027% (3-Month Term SOFR + 1.612%) due 1/20/32(a)(c)	560,579
1,270,000	A-	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(c)	1,078,566
		New Residential Mortgage Loan Trust:
123,190	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	113,794
164,016	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(c)	156,126
416,607	Aaa(d)	Series 2019-2A, Class A1, 4.250% due 12/25/57(a)(c)	394,780
433,862	Aaa(d)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	399,107
684,646	AAA(f)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(c)	660,243
396,153	Aaa(d)	Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, 6.749% (3-Month Term SOFR + 1.362%) due 12/21/29(a)(c)	396,007
350,643	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(c)	314,910
250,000	AAA	Oaktree CLO Ltd., Series 2022-3A, Class A2, 7.694% (3-Month Term SOFR + 2.300%) due 7/15/35(a)(c)	250,521
		OBX Trust:
212,265	AAA(f)	Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(c)	204,907
388,464	AAA(f)	Series 2022-NQM7, Class A1, step bond to yield, 5.110% due 8/25/62(c)	379,846
847,129	AAA(f)	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(c)	838,457
1,439,439	AAA(f)	Series 2023-NQM7, Class A1, step bond to yield, 6.844% due 4/25/63(c)	1,451,420
		OCP CLO Ltd.:
485,094	AAA	Series 2018-15A, Class A1, 6.777% (3-Month Term SOFR + 1.362%) due 7/20/31(a)(c)	484,808

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 250,000	AAA	Series 2019-16A, Class AR, 6.668% (3-Month Term SOFR + 1.262%) due 4/10/33(a)(c)	$249,143
253,443	AAA	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class A1A, 6.737% (3-Month Term SOFR + 1.322%) due 1/20/31(a)(c)	253,502
474,142	AAA	Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, 6.625% (3-Month Term SOFR + 1.232%) due 4/15/31(a)(c)	473,481
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 6.815% (3-Month Term SOFR + 1.422%) due 7/15/36(a)(c)	996,556
500,000	Aaa(d)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(c)	407,531
		OneMain Financial Issuance Trust:
1,650,000	AAA	Series 2023-1A, Class A, 5.500% due 6/14/38(c)	1,608,698
1,259,000	AAA	Series 2023-2A, Class A2, 6.823% (30-Day Average SOFR + 1.500%) due 9/15/36(a)(c)	1,262,979
2,525,077	AAA(f)	Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(c)	2,000,752
170,000	Aaa(d)	OPEN Trust, Series 2023-AIR, Class A, 8.413% (1-Month Term SOFR + 3.089%) due 10/15/28(a)(c)(i)	169,713
1,650,000	B+	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class M2, 6.207% (1-Month Term SOFR + 0.864%) due 11/25/35(a)	1,592,597
140,084	BB+	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 6.237% (1-Month Term SOFR + 0.894%) due 11/25/34(a)	135,103
		Palmer Square CLO Ltd.:
519,139	AAA	Series 2014-1A, Class A1R2, 6.794% (3-Month Term SOFR + 1.392%) due 1/17/31(a)(c)	519,496
1,064,767	AAA	Series 2018-2A, Class A1A, 6.755% (3-Month Term SOFR + 1.362%) due 7/16/31(a)(c)	1,062,925
540,000	AAA	Series 2022-4A, Class A1A, 7.566% (3-Month Term SOFR + 2.150%) due 10/20/35(a)(c)	543,980
1,629,199	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 7.257% (1-Month Term SOFR + 1.914%) due 12/25/34(a)	1,586,540
		PFS Financing Corp.:
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(c)	186,329
1,050,000	AAA	Series 2022-C, Class A, 3.890% due 5/15/27(c)	1,020,562
788,000	AAA	Series 2022-D, Class A, 4.270% due 8/15/27(c)	769,146
1,931,000	AAA	Series 2023-A, Class A, 5.800% due 3/15/28(c)	1,940,837
633,000	AAA	Series 2023-C, Class A, 5.520% due 10/15/28(c)	633,834
		PMT Credit Risk Transfer Trust:
242,795	NR	Series 2019-2R, Class A, 9.216% (1-Month Term SOFR + 3.864%) due 5/30/25(a)(c)	242,948
131,604	NR	Series 2019-3R, Class A, 9.145% (30-Day Average SOFR + 3.814%) due 11/27/31(a)(c)	131,329
1,350,146	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(c)	1,294,437
1,444,008	NR	Pretium Mortgage Credit Partners LLC, Series 2022-RN3, Class A1, 5.000% due 8/25/52(a)(c)	1,398,119
441,443	WR(d)	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(c)	375,307
		PRKCM Trust:
770,000	BBB	Series 2022-AFC2, Class M1, 6.216% due 8/25/57(a)(c)	735,592
779,078	AAA	Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(c)	786,840
666,000	NR	Progress Residential, Series 2021-SFR1, Class G, 3.861% due 4/17/38(c)	587,883
2,900,000	NR	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053% due 11/17/40(c)	2,340,223
		PRPM LLC:
658,644	NR	Series 2021-11, Class A1, step bond to yield, 2.487% due 11/25/26(c)	634,127
886,720	AAA(f)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(c)	866,861
591,630	AAA	Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.669% (3-Month Term SOFR + 1.302%) due 2/20/30(a)(c)	590,519
500,000	Aaa(d)	Rad CLO 16 Ltd., Series 2022-16A, Class A1, 7.644% (3-Month Term SOFR + 2.250%) due 10/15/34(a)(c)	500,943
1,220,000	Aaa(d)	Rad CLO 22 Ltd., Series 2023-22A, Class A1, zero coupon (1.830% - 3-Month Term SOFR) due 1/20/37(a)(c)	1,220,475
1,435,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/15/32(a)(c)	1,424,594
798,466	Aaa(d)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 6.657% (1-Month Term SOFR + 1.314%) due 11/25/36(a)(c)	791,116
821,371	Aaa(d)	Regatta X Funding Ltd., Series 2017-3A, Class A, 6.784% (3-Month Term SOFR + 1.382%) due 1/17/31(a)(c)	822,467
1,100,000	AA	Regatta XII Funding Ltd., Series 2019-1A, Class BR, 7.255% (3-Month Term SOFR + 1.862%) due 10/15/32(a)(c)	1,088,774
85,772	Caa2(d)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	78,484
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 10.080% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(c)	786,969
250,000	AAA	RRX 1 Ltd., Series 2020-1A, Class A1, 7.025% (3-Month Term SOFR + 1.632%) due 4/15/33(a)(c)	250,169
259,325	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	243,060
		Seasoned Credit Risk Transfer Trust:
68,570	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	63,719
790,000	BB(f)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	702,624
230,727	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	211,473
210,000	BB(f)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(c)	181,396
449,458	A+	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 6.206% (1-Month Term SOFR + 0.874%) due 4/20/33(a)	402,947

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 250,000	AAA	Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1, 6.935% (3-Month Term SOFR + 1.540%) due 7/18/34(a)(c)	$249,757
310,000	AAA	Silver Rock CLO I Ltd., Series 2020-1A, Class AR, 7.138% (3-Month Term SOFR + 1.780%) due 10/20/33(a)(c)	310,378
330,000	AAA(f)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(c)	262,130
976,000	B2(d)	SMRT, Series 2022-MINI, Class F, 8.673% (1-Month Term SOFR + 3.350%) due 1/15/39(a)(c)	896,563
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(c)	208,624
		SREIT Trust:
1,110,000	AAA	Series 2021-MFP, Class A, 6.168% (1-Month Term SOFR + 0.845%) due 11/15/38(a)(c)	1,090,546
1,240,000	BB+	Series 2021-PALM, Class E, 7.347% (1-Month Term SOFR + 2.024%) due 10/15/34(a)(c)	1,165,379
852,386	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(c)	782,234
543,354	AAA	Store Maser Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120% due 6/20/51(c)	457,904
250,000	Aaa(d)	Storm King Park CLO Ltd., Series 2022-1A, Class A1, 7.444% (3-Month Term SOFR + 2.050%) due 10/15/35(a)(c)	250,700
399,473	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 6.257% (1-Month Term SOFR + 0.914%) due 7/25/34(a)	390,433
43,137	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 5.946% (1-Month Term SOFR + 0.614%) due 7/19/35(a)	38,515
850,000	Aaa(d)	STWD Ltd., Series 2022-FL3, Class A, 6.674% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(c)	823,681
371,556	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(c)	334,738
1,090,000	AAA	Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 6.984% (3-Month Term SOFR + 1.640%) due 1/14/34(a)(c)	1,090,817
1,015,000	AAA(f)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.509% (1-Month Term SOFR + 2.186%) due 5/15/37(a)(c)	1,006,710
195,017	AAA	TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, 6.503% (3-Month Term SOFR + 1.100%) due 1/17/32(a)(c)	194,321
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 6.486% (1-Month Term SOFR + 1.164%) due 11/11/34(a)(c)	80,605
291,629	B+	Series 2018-THL, Class E, 8.916% (1-Month Term SOFR + 3.594%) due 11/11/34(a)(c)	287,147
		Towd Point Mortgage Trust:
760,000	Baa1(d)	Series 2015-2, Class 1B3, 3.659% due 11/25/60(a)(c)	623,129
112,665	Aaa(d)	Series 2015-5, Class M1, 3.500% due 5/25/55(a)(c)	112,244
770,000	A2(d)	Series 2016-5, Class B2, 3.780% due 10/25/56(a)(c)	622,797
317,845	AAA(f)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(c)	276,251
47,146	Aaa(d)	TPGI Trust, Series 2021-DGWD, Class A, 6.144% (1-Month Term SOFR + 0.814%) due 6/15/26(a)(c)	46,374
250,000	AAA	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 6.847% (3-Month Term SOFR + 1.432%) due 1/20/35(a)(c)	248,648
		UBS Commercial Mortgage Trust:
340,000	AA-(f)	Series 2018-C11, Class B, 4.713% due 6/15/51(a)	279,375
470,000	Aaa(d)	Series 2019-C17, Class A3, 2.669% due 10/15/52	397,935
975,109	NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(c)	894,584
570,000	AAA	Venture 41 CLO Ltd., Series 2021-41A, Class A1N, 7.007% (3-Month Term SOFR + 1.592%) due 1/20/34(a)(c)	566,613
		Verus Securitization Trust:
748,302	AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(c)	586,342
2,609,040	AAA	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(c)	2,205,503
276,783	A	Series 2023-3, Class A3, step bond to yield, 6.743% due 3/25/68(c)	275,402
95,077	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	93,642
787,930	NR	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(c)	745,235
		Voya CLO Ltd.:
561,191	Aaa(d)	Series 2014-2A, Class A1RR, 6.684% (3-Month Term SOFR + 1.282%) due 4/17/30(a)(c)	560,532
350,000	Aaa(d)	Series 2022-4A, Class A, 7.566% (3-Month Term SOFR + 2.150%) due 10/20/33(a)(c)	350,574
1,701,420	BBB	WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2AC2, 6.377% (1-Month Term SOFR + 1.034%) due 7/25/45(a)	1,546,751
		WaMu Mortgage Pass-Through Certificates Trust:
251,933	BB	Series 2005-AR1, Class A1B, 6.237% (1-Month Term SOFR + 0.894%) due 1/25/45(a)	228,953
470,763	BB-	Series 2005-AR4, Class A5, 3.905% due 4/25/35(a)	446,035
1,946,608	BB+	Series 2005-AR15, Class A1A1, 5.977% (1-Month Term SOFR + 0.634%) due 11/25/45(a)	1,734,620
583,245	A-	Series 2005-AR19, Class A1B3, 6.157% (1-Month Term SOFR + 0.814%) due 12/25/45(a)	560,050
458,563	B+	Series 2006-AR3, Class A1A, 5.929% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(a)	394,759
264,106	Ca(d)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 5.629% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(a)	206,535
		Wells Fargo Commercial Mortgage Trust:
87,742	B2(d)	Series 2013-LC12, Class B, 4.086% due 7/15/46(a)	71,696
1,000,000	Aa2(d)	Series 2015-C28, Class AS, 3.872% due 5/15/48(a)	943,625
150,000	Aaa(d)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	143,706

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% - (continued)
$ 241,780	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	$233,472
384,614	Aaa(d)	Series 2016-C33, Class A3, 3.162% due 3/15/59	362,727
9,992,454	Aaa(d)	Series 2018-C43, Class XA, 0.738% due 3/15/51(a)(m)	208,821
250,000	Aaa(d)	Series 2018-C44, Class A4, 3.948% due 5/15/51	232,696
3,344,633	Aaa(d)	Series 2019-C52, Class XA, 1.748% due 8/15/52(a)(m)	204,254
180,000	AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	156,175
99,935	Aaa(d)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	82,336
320,000	(P)AAA	WISE CLO Ltd., Series 2023-2A, Class A, zero coupon (1.800% - 3-Month Term SOFR) due 1/15/37(a)(c)	320,240

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $244,782,713)	229,790,344

ASSET-BACKED SECURITIES - 2.9%
Automobiles - 1.3%
780,000	Aaa(d)	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780% due 4/20/28(c)	777,078
1,522,000	AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.660% due 5/17/27	1,482,414
		CarMax Auto Owner Trust:
22,518	AAA	Series 2022-2, Class A2A, 2.810% due 5/15/25	22,492
100,000	AAA	Series 2022-2, Class A3, 3.490% due 2/16/27	98,125
596,481	Aaa(d)	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.160% due 10/15/35(c)	598,410
		Credit Acceptance Auto Loan Trust:
79,687	AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(c)	79,114
164,077	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(c)	161,483
430,627	AAA	Series 2021-4, Class A, 1.260% due 10/15/30(c)	420,469
		Enterprise Fleet Financing LLC:
1,287,000	AAA	Series 2023-2, Class A2, 5.560% due 4/22/30(c)	1,284,415
277,000	AAA	Series 2023-2, Class A3, 5.500% due 4/22/30(c)	274,427
		Ford Credit Auto Owner Trust:
437,000	Aaa(d)	Series 2022-D, Class A3, 5.270% due 5/17/27	435,004
1,818,000	AAA	Series 2023-1, Class A, 4.850% due 8/15/35(c)	1,782,139
1,623,000	Aaa(d)	Series 2023-2, Class A, 5.280% due 2/15/36(c)	1,621,100
411,000	AAA	Series 2023-A, Class A3, 4.650% due 2/15/28	405,384
359,000	AAA	Series 2023-B, Class A3, 5.230% due 5/15/28	359,279
898,000	AAA	GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.450% due 6/16/28	900,899
1,491,000	Aaa(d)	GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.770% due 8/11/36(c)	1,526,284
920,000	Aaa(d)	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210% due 12/26/25(c)	883,454
650,670	Aaa(d)	Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.880% due 1/21/26	629,922
		Hyundai Auto Receivables Trust:
945,000	AAA	Series 2022-B, Class A4, 3.800% due 8/15/28	915,982
524,000	AAA	Series 2023-B, Class A3, 5.480% due 4/17/28	526,736
839,000	AAA	Series 2023-C, Class A3, 5.540% due 10/16/28	846,327
469,610	Aaa(d)	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.680% due 10/15/26(c)	468,627
552,000	AAA	Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.950% due 11/15/28	563,041
245,000	Aaa(d)	Navistar Financial Dealer Notes Master Owner Trust II, Series 2023-1, Class A, 6.180% due 8/25/28(c)	244,743
		Porsche Financial Auto Securitization Trust:
1,322,000	AAA	Series 2023-1A, Class A3, 4.810% due 9/22/28(c)	1,311,699
531,000	AAA	Series 2023-2A, Class A3, 5.790% due 1/22/29(c)	537,765
1,308,000	Aaa(d)	Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.020% due 9/15/28	1,314,046
213,000	Aaa(d)	Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3, 4.710% due 2/15/28	211,004
		Volkswagen Auto Loan Enhanced Trust:
440,000	AAA	Series 2023-1, Class A3, 5.020% due 6/20/28	437,719
2,403,000	Aaa(d)	Series 2023-2, Class A3, 5.480% due 12/20/28	2,411,455

		Total Automobiles	23,531,036

Credit Cards - 0.6%
		American Express Credit Account Master Trust:
3,100,000	AAA	Series 2022-2, Class A, 3.390% due 5/15/27	3,015,908

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 2.9% - (continued)
Credit Cards - 0.6% - (continued)
$ 798,000	Aaa(d)	Series 2022-3, Class A, 3.750% due 8/15/27	$778,841
1,218,000	AAA	Series 2023-1, Class A, 4.870% due 5/15/28	1,211,045
580,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	574,380
		Capital One Multi-Asset Execution Trust:
602,000	AAA	Series 2022-A3, Class A, 4.950% due 10/15/27	597,922
879,000	AAA	Series 2023-A1, Class A, 4.420% due 5/15/28	865,117
2,081,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 6.207% (1-Month Term SOFR + 0.884%) due 5/14/29(a)	2,086,241
1,301,000	Aaa(d)	Discover Card Execution Notes Trust, Series 2023-A1, Class A, 4.310% due 3/15/28	1,274,356
300,000	NR	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.200% due 9/21/26(c)	281,871

		Total Credit Cards	10,685,681

Student Loans - 1.0%
		College Ave Student Loans LLC:
162,596	AAA	Series 2019-A, Class A1, 6.857% (1-Month Term SOFR + 1.514%) due 12/28/48(a)(c)	161,300
108,397	AAA	Series 2019-A, Class A2, 3.280% due 12/28/48(c)	98,677
302,446	AAA	Series 2023-A, Class A2, 5.330% due 5/25/55(c)	292,000
		ECMC Group Student Loan Trust:
140,219	Aaa(d)	Series 2016-1A, Class A, 6.793% (30-Day Average SOFR + 1.464%) due 7/26/66(a)(c)	140,171
973,809	Aaa(d)	Series 2017-2A, Class A, 6.493% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(c)	963,193
320,919	Aaa(d)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 6.243% (30-Day Average SOFR + 0.914%) due 10/25/56(a)(c)	318,066
697,890	AAA	ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.370% due 2/4/48(c)	703,293
		Navient Private Education Loan Trust:
391,816	AAA	Series 2014-AA, Class A3, 7.037% (1-Month Term SOFR + 1.714%) due 10/15/31(a)(c)	392,514
30,070	AAA	Series 2018-BA, Class A2A, 3.610% due 12/15/59(c)	29,178
		Navient Private Education Refi Loan Trust:
390,071	AAA	Series 2019-CA, Class A2, 3.130% due 2/15/68(c)	372,351
307,837	AAA	Series 2019-D, Class A2A, 3.010% due 12/15/59(c)	286,421
372,865	AAA	Series 2019-D, Class A2B, 6.487% (1-Month Term SOFR + 1.164%) due 12/15/59(a)(c)	370,274
850,253	AAA	Series 2020-CA, Class A2A, 2.150% due 11/15/68(c)	781,007
380,278	AAA	Series 2020-IA, Class A1B, 6.437% (1-Month Term SOFR + 1.114%) due 4/15/69(a)(c)	374,591
1,093,289	Aaa(d)	Series 2021-EA, Class A, 0.970% due 12/16/69(c)	926,573
982,095	Aaa(d)	Series 2021-FA, Class A, 1.110% due 2/18/70(c)	816,028
869,221	Aaa(d)	Series 2023-A, Class A, 5.510% due 10/15/71(c)	849,972
		Navient Student Loan Trust:
1,146,575	AA+	Series 2017-3A, Class A3, 6.493% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(c)	1,139,380
525,000	Aaa(d)	Series 2023-BA, Class A1B, 7.014% (30-Day Average SOFR + 1.700%) due 3/15/72(a)(c)	525,796
		Nelnet Student Loan Trust:
772,307	AA+	Series 2006-1, Class A6, 6.090% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(c)	757,174
130,827	Aaa(d)	Series 2021-A, Class APT1, 1.360% due 4/20/62(c)	116,203
283,978	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 10.187% (1-Month Term SOFR + 4.864%) due 10/15/41(a)(c)	298,711
575,087	AA+	SLM Student Loan Trust, Series 2003-10A, Class A4, 6.152% (90-Day Average SOFR + 0.931%) due 12/17/68(a)(c)	562,440
		SMB Private Education Loan Trust:
8,191	Aaa(d)	Series 2016-A, Class A2A, 2.700% due 5/15/31(c)	8,019
53,266	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(c)	51,057
31,475	AAA	Series 2017-B, Class A2B, 6.187% (1-Month Term SOFR + 0.864%) due 10/15/35(a)(c)	31,235
140,748	AAA	Series 2018-A, Class A2B, 6.237% (1-Month Term SOFR + 0.914%) due 2/15/36(a)(c)	139,538
167,829	Aaa(d)	Series 2018-B, Class A2A, 3.600% due 1/15/37(c)	161,249
213,044	AAA	Series 2018-C, Class A2B, 6.187% (1-Month Term SOFR + 0.864%) due 11/15/35(a)(c)	210,994
54,748	AAA	Series 2020-A, Class A2B, 6.267% (1-Month Term SOFR + 0.944%) due 9/15/37(a)(c)	54,059
431,754	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(c)	385,123
893,275	Aaa(d)	Series 2021-A, Class A2B, 1.590% due 1/15/53(c)	772,716
240,000	Aa2(d)	Series 2021-A, Class B, 2.310% due 1/15/53(c)	219,292
280,045	Aaa(d)	Series 2022-A, Class APT, 2.850% due 11/16/54(c)	250,223
957,195	Aaa(d)	Series 2022-D, Class A1B, 7.124% (30-Day Average SOFR + 1.800%) due 10/15/58(a)(c)	963,610
1,082,001	Aaa(d)	Series 2023-A, Class A1B, 6.824% (30-Day Average SOFR + 1.500%) due 1/15/53(a)(c)	1,078,518

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITIES - 2.9% - (continued)
Student Loans - 1.0% - (continued)
$ 2,142,790		Aaa(d)	Series 2023-B, Class A1B, 7.124% (30-Day Average SOFR + 1.800%) due 10/16/56(a)(c)	$2,164,445
346,253		Aaa(d)	Series 2023-C, Class A1A, 5.670% due 11/15/52(c)	343,861
518,902		Aaa(d)	Series 2023-C, Class A1B, 6.874% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(c)	518,340

			Total Student Loans	18,627,592

			TOTAL ASSET-BACKED SECURITIES (Cost - $53,503,133)	52,844,309

SOVEREIGN BONDS - 2.0%
Argentina - 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC-	1.000% due 7/9/29	23,500
8,700		CCC-	step bond to yield, 0.750% due 7/9/30	3,246
1,815,000		CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37	667,466
251,800		CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37(c)	92,600

			Total Argentina	786,812

Brazil - 0.0%@
400,000		BB-	Brazilian Government International Bonds, 3.875% due 6/12/30	357,759

Chile - 0.0%@
			Chile Government International Bonds:
350,000		A	2.450% due 1/31/31	295,581
45,000		A	2.550% due 1/27/32	37,453
200,000		A	3.500% due 1/31/34	172,148

			Total Chile	505,182

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BB+	8.125% due 5/21/24	223,895
280,000		BB+	3.875% due 4/25/27	261,006
140,000		BB+	3.000% due 1/30/30	112,640
315,000		BB+	3.125% due 4/15/31	244,374
430,000		BB+	3.250% due 4/22/32	324,878
200,000		BB+	8.000% due 4/20/33	208,075
930,000		BB+	4.125% due 2/22/42	610,021

			Total Colombia	1,984,889

Dominican Republic - 0.0%@
200,000		BB	Dominican Republic International Bonds, 4.500% due 1/30/30(c)	177,595

Guatemala - 0.0%@
200,000		BB	Guatemala Government Bonds, 5.250% due 8/10/29	186,749

Hungary - 0.0%@
200,000		BBB-	Hungary Government International Bonds, 2.125% due 9/22/31	154,542

Indonesia - 0.2%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	77,084
445,000		BBB	2.850% due 2/14/30	392,633
320,000		BBB	2.150% due 7/28/31	259,770
100,000		BBB	7.750% due 1/17/38(c)	122,157
			Indonesia Treasury Bonds:
18,081,000,000	IDR	NR	6.500% due 2/15/31	1,146,529
19,692,000,000	IDR	NR	6.375% due 4/15/32	1,242,166

			Total Indonesia	3,240,339

Israel - 0.0%@
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	170,038

Kenya - 0.0%@
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(c)	389,344

Mexico - 1.3%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,257,483

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 2.0% - (continued)
Mexico - 1.3% - (continued)
23,930,000	MXN	BBB+	7.750% due 11/23/34	$1,234,757
258,975,700	MXN	BBB+	7.750% due 11/13/42	12,796,215
84,090,000	MXN	BBB+	8.000% due 11/7/47	4,222,982
			Mexico Government International Bonds:
$ 200,000		BBB	4.150% due 3/28/27	194,434
323,000		BBB	3.750% due 1/11/28	306,554
572,000		BBB	4.500% due 4/22/29	550,305
964,000		BBB	2.659% due 5/24/31	790,256
1,260,000		BBB	3.500% due 2/12/34	1,029,434
200,000		BBB	6.350% due 2/9/35	202,603
210,000		BBB	4.750% due 3/8/44	170,391
425,000		BBB	4.600% due 2/10/48	330,669

			Total Mexico	23,086,083

Nigeria - 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(c)	222,774

Oman - 0.0%@
200,000		Ba2(d)	Oman Government International Bonds, 5.625% due 1/17/28	200,747

Panama - 0.1%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	189,893
500,000		BBB	3.160% due 1/23/30	411,405
200,000		BBB	2.252% due 9/29/32	140,410
1,150,000		BBB	3.298% due 1/19/33	872,495
10,000		BBB	4.500% due 4/1/56	6,346

			Total Panama	1,620,549

Paraguay - 0.0%@
200,000		BB	Paraguay Government International Bonds, 4.950% due 4/28/31	189,151

Peru - 0.1%
			Peruvian Government International Bonds:
900,000		BBB	2.783% due 1/23/31	760,561
70,000		BBB	6.550% due 3/14/37	75,004
360,000		BBB	5.625% due 11/18/50	349,669

			Total Peru	1,185,234

Philippines - 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	371,628
560,000		BBB+	1.648% due 6/10/31	438,550
550,000		BBB+	1.950% due 1/6/32	436,450

			Total Philippines	1,246,628

Poland - 0.0%@
170,000		A-	Republic of Poland Government International Bonds, 4.875% due 10/4/33	165,333

South Africa - 0.0%@
300,000		BB-	Republic of South Africa Government International Bonds, 5.875% due 4/20/32	269,652

United Arab Emirates - 0.0%@
200,000		BBB-	Finance Department Government of Sharjah, 6.500% due 11/23/32(c)	202,517

Uruguay - 0.0%@
23,333		BBB+	Uruguay Government International Bonds, 4.500% due 8/14/24	23,315

			TOTAL SOVEREIGN BONDS (Cost - $38,868,409)	36,365,232

SENIOR LOANS - 1.3%
10,176		NR	8th Avenue Food & Provisions Inc., 9.189% (1-Month CME Term SOFR + 3.750%) due 10/1/25(a)	9,628
23,687		NR	AAdvantage Loyality IP Ltd., 10.427% (3-Month CME Term SOFR + 4.750%) due 4/20/28(a)	24,083
196,438		NR	Acrisure LLC, 8.939% (3-Month USD-LIBOR + 3.500%) due 2/15/27(a)	195,251

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.3% - (continued)
$ 158,788	NR	Acrisure LLC, (Cost - $156,562, acquired 2/2/23), 9.689% (3-Month USD-LIBOR + 4.250%) due 2/15/27(a)(g)	$158,920
148,125	NR	Air Canada, (Cost - $147,510, acquired 7/27/21), 9.139% (3-Month CME Term SOFR + 3.500%) due 8/11/28(a)(g)	148,258
217,316	NR	Ali Group North America Corp., (Cost - $215,800, acquired 10/13/21), 7.439% (1-Month CME Term SOFR + 2.000%) due 7/30/29(a)(g)	217,486
248,724	NR	AlixPartners, LLP, (Cost - $247,263, acquired 6/12/23), 8.189% (1-Month CME Term SOFR + 2.750%) due 2/4/28(a)(g)	249,330
809,990	NR	Allied Universal Holdco LLC, (Cost - $803,630, acquired 9/14/23), 9.174% (1-Month CME Term SOFR + 3.750%) due 5/12/28(a)(g)	790,810
152,840	NR	Alterra Mountain Co., (Cost - $152,715, acquired 3/27/19), 8.939% (1-Month CME Term SOFR + 3.500%) due 8/17/28(a)(g)	153,223
37,832	NR	Amentum Government Services Holdings LLC, 9.439% (1-Month CME Term SOFR + 4.000%) due 1/29/27(a)	37,860
514,016	NR	AmWINS Group Inc., (Cost - $510,318, acquired 12/1/21), 7.689% (1-Month CME Term SOFR + 2.250%) due 2/19/28(a)(g)	514,041
59,550	NR	AmWINS Group Inc., (Cost - $59,021, acquired 2/10/23), 8.189% (1-Month CME Term SOFR + 2.750%) due 2/19/28(a)(g)	59,749
178,636	NR	Apple Bidco LLC, (Cost - $178,636, acquired 2/2/23), 8.189% (1-Month CME Term SOFR + 2.750%) due 9/22/28(a)(g)	177,768
32,926	NR	Arches Buyer Inc., 8.674% (1-Month CME Term SOFR + 3.250%) due 12/6/27(a)	32,448
483,805	NR	Ascensus Group Holdings Inc., (Cost - $474,968, acquired 6/12/23), 8.939% (1-Month CME Term SOFR + 3.500%) due 8/2/28(a)(g)	481,186
410,483	NR	Asurion LLC, (Cost - $403,915, acquired 7/13/22), 8.689% (1-Month CME Term SOFR + 3.250%) due 12/23/26(a)(g)	405,508
117,000	NR	Asurion LLC, (Cost - $116,338, acquired 1/29/21), 8.689% (1-Month CME Term SOFR + 3.250%) due 7/31/27(a)(g)	114,644
172,480	NR	Asurion LLC, (Cost - $172,203, acquired 2/15/23), 9.674% (1-Month CME Term SOFR + 4.250%) due 8/19/28(a)(g)	169,974
570,951	NR	athenahealth Group Inc., (Cost - $566,438, acquired 1/27/22), 8.577% (1-Month CME Term SOFR + 3.250%) due 2/15/29(a)(g)	562,466
549,463	NR	Avolon TLB Borrower 1 LLC, (Cost - $549,636, acquired 3/4/21), 7.689% (1-Month CME Term SOFR + 2.250%) due 12/1/27(a)(g)	550,586
		Bausch + Lomb Corp.:
58,077	NR	8.755% (3-Month CME Term SOFR + 3.250%) due 5/10/27(a)	56,421
49,859	NR	9.324% (1-Month CME Term SOFR + 4.000%) due 9/29/28(a)	48,955
215,291	NR	Brown Group Holding LLC, (Cost - $215,107, acquired 11/9/21), 8.174% (1-Month CME Term SOFR + 2.750%) due 6/7/28(a)(g)	214,099
37,090	NR	Buzz Finco LLC, 8.174% (1-Month CME Term SOFR + 2.750%) due 1/29/27(a)	37,160
39,800	NR	Caesars Entertainment Inc., (Cost - $39,800, acquired 2/1/23), 8.674% (1-Month CME Term SOFR + 3.250%) due 2/6/30(a)(g)	39,891
53,527	NR	Central Parent LLC, 9.406% (3-Month CME Term SOFR + 4.000%) due 7/6/29(a)	53,621
337,155	NR	Charter Communications Operating LLC, (Cost - $338,069, acquired 10/24/19), 7.133% (1-Month Term SOFR + 1.750%/3-Month Term SOFR + 1.750%) due 4/30/25(a)(g)	337,489
112,803	NR	Charter Communications Operating LLC, (Cost - $113,155, acquired 2/7/20), 7.133% (1-Month Term SOFR + 1.750%/3-Month Term SOFR + 1.750%) due 2/1/27(a)(g)	112,707
155,472	NR	Chemours Co., 8.824% (1-Month CME Term SOFR + 3.500%) due 8/18/28(a)	154,210
99,490	NR	Churchill Downs Inc., 7.424% (1-Month CME Term SOFR + 2.000%) due 3/17/28(a)	99,448
341,578	NR	Citadel Securities LP, (Cost - $340,479, acquired 7/28/23), 7.939% (1-Month CME Term SOFR + 2.500%) due 7/29/30(a)(g)	341,882
75,516	NR	City Brewing Co. LLC, 9.164% (3-Month CME Term SOFR + 3.500%) due 4/5/28(a)	61,395
130,000	NR	Clarios Global LP, (Cost - $129,405, acquired 4/20/23), 9.074% (1-Month CME Term SOFR + 3.750%) due 5/6/30(a)(g)	130,374
83,066	NR	Cloudera Inc., (Cost - $82,507, acquired 8/10/21), 9.174% (1-Month CME Term SOFR + 3.750%) due 10/8/28(a)(g)	81,924
273,183	NR	Coherent Corp., (Cost - $271,207, acquired 12/8/21), 8.189% (1-Month CME Term SOFR + 2.750%) due 7/2/29(a)(g)	273,467
43,025	NR	Corporation Service Co., 8.674% (1-Month CME Term SOFR + 3.250%) due 11/2/29(a)	43,079
71,799	NR	CSC Holdings LLC, 7.937% (1-Month USD-LIBOR + 2.500%) due 4/15/27(a)	67,396
525,179	NR	DCert Buyer Inc., (Cost - $522,916, acquired 6/12/23), 9.324% (1-Month CME Term SOFR + 4.000%) due 10/16/26(a)(g)	520,048
328,529	NR	Deerfield Dakota Holding LLC, (Cost - $316,503, acquired 6/12/23), 9.140% (3-Month CME Term SOFR + 3.750%) due 4/9/27(a)(g)	322,615
128,796	NR	Directv Financing LLC, 10.439% (1-Month CME Term SOFR + 5.000%/3-Month CME Term SOFR + 5.000%) due 8/2/27(a)	126,919
12,350	NR	DTI Holdco Inc., 10.133% (3-Month CME Term SOFR + 4.750%) due 4/26/29(a)	12,091
38,927	NR	Element Materials Technology Group US Holdings Inc., 9.740% (3-Month CME Term SOFR + 4.250%) due 7/6/29(a)	38,161
580,000	NR	EMRLD Borrower LP, (Cost - $577,967, acquired 6/8/23), 8.324% (1-Month CME Term SOFR + 3.000%) due 5/31/30(a)(g)	581,125
84,004	NR	Fertitta Entertainment LLC, 9.324% (1-Month CME Term SOFR + 4.000%) due 1/27/29(a)	83,506
30,749	NR	Filtration Group Corp., 9.689% (1-Month CME Term SOFR + 4.250%) due 10/21/28(a)	30,839
55,641	NR	First Eagle Holdings Inc., (Cost - $55,780, acquired 4/5/19), 7.990% (3-Month CME Term SOFR + 2.500%) due 2/1/27(a)(g)	55,297
720,000	NR	Flutter Entertainment Public Limited Co., (Cost - $718,201, acquired 11/17/23) due 11/25/30(g)(o)	718,650
211,380	NR	Focus Financial Partners LLC, (Cost - $211,367, acquired 11/28/22), 8.574% (1-Month CME Term SOFR + 3.250%) due 6/30/28(a)(g)	211,631
30,615	NR	Froneri International Ltd., 7.674% (1-Month CME Term SOFR + 2.250%) due 1/29/27(a)	30,650
34,060	NR	Frontier Communications Holdings LLC, 9.189% (1-Month CME Term SOFR + 3.750%) due 10/8/27(a)	33,490
230,033	NR	Gainwell Acquisition Corp., (Cost - $228,075, acquired 3/8/22), 9.490% (3-Month CME Term SOFR + 4.000%) due 10/1/27(a)(g)	222,365
75,577	NR	Garda World Security Corp., (Cost - $74,947, acquired 10/24/19), 9.746% (3-Month CME Term SOFR + 4.250%) due 10/30/26(a)(g)	75,567
150,702	NR	Gen Digital Inc., 6.924% (1-Month CME Term SOFR + 1.500%) due 9/10/27(a)	150,514
588,394	NR	Genesee & Wyoming Inc., (Cost - $585,997, acquired 12/14/22), 7.490% (3-Month CME Term SOFR + 2.000%) due 12/30/26(a)(g)	589,559
429,000	NR	Grifols Worldwide Operations Ltd., (Cost - $416,865, acquired 12/14/22), 7.424% (1-Month CME Term SOFR + 2.000%/3-Month CME Term SOFR + 2.000%) due 11/15/27(a)(g)	424,322
930,000	NR	GTCR W Merger Sub LLC, (Cost - $928,329, acquired 9/20/23) due 9/20/30(g)(o)	930,116

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.3% - (continued)
$ 555,763	NR	Harbor Freight Tools USA Inc., (Cost - $548,696, acquired 5/3/23), 8.189% (1-Month CME Term SOFR + 2.750%) due 10/19/27(a)(g)	$552,676
17,752	NR	H-Food Holdings LLC, 9.269% (3-Month CME Term SOFR + 3.688%) due 5/23/25(a)	13,965
		Icon Public Limited Co.:
260,384	NR	(Cost - $259,722, acquired 6/16/21), 7.902% (3-Month CME Term SOFR + 2.250%) due 7/3/28(a)(g)	261,197
64,875	NR	(Cost - $64,710, acquired 6/16/21), 7.902% (3-Month CME Term SOFR + 2.250%) due 7/3/28(a)(g)	65,077
573,307	NR	Jazz Pharmaceuticals Public Limited Co., (Cost - $571,448, acquired 4/22/21), 8.939% (1-Month CME Term SOFR + 3.500%) due 5/5/28(a)(g)	574,941
51,592	NR	KFC Holding Co., 7.199% (1-Month CME Term SOFR + 1.750%) due 3/15/28(a)	51,624
416,353	NR	Light and Wonder International Inc., (Cost - $412,686, acquired 4/7/22), 8.421% (1-Month CME Term SOFR + 3.000%) due 4/14/29(a)(g)	417,543
60,707	NR	Mativ Holdings Inc., 7.924% (1-Month CME Term SOFR + 2.500%) due 5/6/27(a)	59,189
819,963	NR	Medline Borrower LP, (Cost - $815,337, acquired 9/30/21), 8.439% (1-Month CME Term SOFR + 3.000%) due 10/23/28(a)(g)	821,045
53,439	NR	MH Sub I LLC, 9.574% (1-Month CME Term SOFR + 4.250%) due 5/3/28(a)	51,836
		Naked Juice LLC:
441,997	NR	8.740% (3-Month CME Term SOFR + 3.250%) due 1/24/29(a)	415,477
40,097	NR	11.490% (3-Month CME Term SOFR + 6.000%) due 1/24/30(a)	32,472
239,423	NR	Nexstar Media Inc., (Cost - $238,641, acquired 8/16/19), 7.939% (1-Month CME Term SOFR + 2.500%) due 9/18/26(a)(g)	239,573
		Open Text Corp.:
42,848	NR	7.174% (1-Month CME Term SOFR + 1.750%) due 5/30/25(a)	42,936
95,317	NR	8.174% (1-Month CME Term SOFR + 2.750%) due 1/31/30(a)	95,567
331,515	NR	Oracle Corp., 7.024% (1-Month CME Term SOFR + 1.600%) due 8/16/27(a)	329,857
120,354	NR	Organon & Co., 8.436% (1-Month CME Term SOFR + 3.000%) due 6/2/28(a)	120,339
51,179	NR	Osmosis Buyer Ltd., 9.071% (1-Month CME Term SOFR + 3.750%) due 7/31/28(a)	50,322
20,612	NR	Patriot Container Corp., 9.174% (1-Month CME Term SOFR + 3.750%) due 3/20/25(a)	19,617
93,265	NR	PCI Gaming Authority, (Cost - $93,394, acquired 5/15/19), 7.939% (1-Month CME Term SOFR + 2.500%) due 5/29/26(a)(g)	93,409
29,393	NR	Penn Entertainment Inc., 8.174% (1-Month CME Term SOFR + 2.750%) due 5/3/29(a)	29,428
531,194	NR	Peraton Corp., (Cost - $521,078, acquired 12/14/22), 9.174% (1-Month CME Term SOFR + 3.750%) due 2/1/28(a)(g)	528,824
246,875	NR	Perrigo Company PLC, 7.674% (1-Month CME Term SOFR + 2.250%) due 4/20/29(a)	246,566
203,361	NR	Phoenix Guarantor Inc., (Cost – $203,361, acquired 2/23/21), 8.939% (1-Month CME Term SOFR + 3.500%) due 3/5/26(a)(g)	203,489
42,606	NR	Pre-Paid Legal Services Inc., 8.939% (1-Month CME Term SOFR + 3.500%) due 12/15/28(a)	42,286
127,841	NR	Prestige Brands Inc., 7.439% (1-Month CME Term SOFR + 2.000%) due 7/3/28(a)	128,350
35,772	NR	Proofpoint Inc., 8.689% (1-Month CME Term SOFR + 3.250%) due 8/31/28(a)	35,575
137,426	NR	QUIKRETE Holdings Inc., (Cost - $137,695, acquired 9/7/23), 8.189% (1-Month CME Term SOFR + 2.750%) due 3/19/29(a)(g)	137,621
21,723	NR	RealPage Inc., 8.439% (1-Month CME Term SOFR + 3.000%) due 4/24/28(a)	21,218
55,891	NR	Renaissance Holding Corp., 10.074% (3-Month CME Term SOFR + 4.750%) due 4/5/30(a)	55,906
34,248	NR	Safe Fleet Holdings LLC, 9.189% (1-Month CME Term SOFR + 3.750%) due 2/23/29(a)	34,380
96,220	NR	SBA Senior Finance II LLC, 7.180% (1-Month CME Term SOFR + 1.750%) due 4/11/25(a)	96,452
248,750	NR	Sedgwick Claims Management Services Inc., (Cost - $246,387, acquired 6/12/23), 9.074% (1-Month CME Term SOFR + 3.750%) due 2/24/28(a)(g)	249,357
850,000	NR	Setanta Aircraft Leasing DAC, (Cost - $849,294, acquired 11/30/21), 7.652% (3-Month CME Term SOFR + 2.000%) due 11/5/28(a)(g)	851,462
103,983	NR	Sophia LP, 8.924% (1-Month CME Term SOFR + 3.500%) due 10/7/27(a)	104,243
360,000	NR	Sotera Health Holdings LLC, (Cost - $362,813, acquired 1/20/21), 8.395% (3-Month CME Term SOFR + 2.750%) due 12/11/26(a)(g)	359,010
498,750	NR	Sotera Health Holdings LLC, (Cost - $498,750, acquired 6/12/23), 9.089% (1-Month CME Term SOFR + 3.750%) due 12/11/26(a)(g)	499,373
18,937	NR	Spin Holdco Inc., 9.664% (3-Month CME Term SOFR + 4.000%) due 3/4/28(a)	16,509
96,676	NR	SS&C Technologies Holdings Inc., 7.189% (1-Month CME Term SOFR + 1.750%) due 4/16/25(a)	96,807
51,021	NR	Star Parent Inc., 9.386% (3-Month CME Term SOFR + 4.000%) due 9/27/30(a)	49,986
286,321	NR	Station Casinos LLC, (Cost - $282,173, acquired 12/14/22), 7.674% (1-Month CME Term SOFR + 2.250%) due 2/8/27(a)(g)	286,564
293,970	NR	Sunshine Luxembourg VII Sarl, 9.240% (3-Month CME Term SOFR + 3.500%) due 10/1/26(a)	295,256
98,562	NR	Trans Union LLC, 7.689% (1-Month CME Term SOFR + 2.250%) due 12/1/28(a)	98,679
33,143	NR	TruGreen Limited Partnership, 9.424% (1-Month CME Term SOFR + 4.000%) due 11/2/27(a)	31,237
390,101	NR	UFC Holdings LLC, (Cost - $393,027, acquired 4/30/19), 8.399% (3-Month CME Term SOFR + 2.750%) due 4/29/26(a)(g)	391,211
386,710	NR	United Airlines Inc., (Cost - $386,954, acquired 4/14/21), 9.189% (1-Month CME Term SOFR + 3.750%) due 4/21/28(a)(g)	387,457
148,500	NR	VFH Parent LLC, (Cost - $148,308, acquired 1/7/22), 8.427% (1-Month CME Term SOFR + 3.000%) due 1/13/29(a)(g)	148,407
430,000	NR	Virgin Media Bristol LLC, (Cost - $428,764, acquired 4/30/19), 7.937% (1-Month CME Term SOFR + 2.500%) due 1/31/28(a)(g)	423,741
245,625	NR	Whatabrands LLC, 8.439% (1-Month CME Term SOFR + 3.000%) due 8/3/28(a)	245,817
127,857	NR	William Morris Endeavor Entertainment LLC, 8.189% (1-Month CME Term SOFR + 2.750%) due 5/18/25(a)	128,017
12,355	NR	Xerox Corp. due 11/17/29(o)	12,200

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.3% - (continued)
		Zayo Group Holdings Inc.:
$ 250,000	NR	8.439% (1-Month CME Term SOFR + 3.000%) due 3/9/27(a)	$214,389
45,447	NR	9.649% (1-Month CME Term SOFR + 4.325%) due 3/9/27(a)	39,005

		TOTAL SENIOR LOANS (Cost - $23,126,866)	23,161,686

MUNICIPAL BONDS - 0.3%
California - 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	230,487
600,000	AA-	California State University, Revenue Bonds, 5.060% due 11/1/36	583,047
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	228,691
		University of California, Revenue Bonds:
90,000	AA	2.650% due 5/15/50	54,664
25,000	AA	Series AD, 4.858% due 5/15/12	21,158
266,000	AA	Series AQ, 4.767% due 5/15/15	220,892

		Total California	1,338,939

Connecticut - 0.0%@
300,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	309,600

Minnesota - 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	215,501

New Jersey - 0.0%@
400,000	Aa3(d)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	403,942
85,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	92,076

		Total New Jersey	496,018

New York - 0.1%
		City of New York, GO:
375,000	AA	Series A, 3.000% due 8/1/34	304,253
500,000	AA	Series G-1, 5.968% due 3/1/36	517,990
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
755,000	AAA	5.508% due 8/1/37	743,362
80,000	AAA	Series A-1, 5.000% due 11/1/42	80,020
		New York State Dormitory Authority, Revenue Bonds:
350,000	AA+	5.289% due 3/15/33	348,983
160,000	AA+	Unrefunded Portion, 5.628% due 3/15/39	160,669

		Total New York	2,155,277

Texas - 0.1%
350,000	AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	270,483
		State of Texas, GO:
70,000	AAA	2.754% due 10/1/41	49,424
770,000	AAA	3.824% due 10/1/33	699,867

		Total Texas	1,019,774

		TOTAL MUNICIPAL BONDS (Cost - $6,288,341)	5,535,109

Shares/Units
COMMON STOCK - 0.0%@
Telecommunications - 0.0%@
11,289		Intelsat SA*(k) (Cost - $848,528)	297,747

RIGHT - 0.0%@
Luxembourg - 0.0%@
2,360		Intelsat Jackson Holdings SA expires 12/31/49*#(k) (Cost - $0)	–

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,966,905,225)	1,848,704,837

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 5.2%
REPURCHASE AGREEMENT - 0.2%
$ 4,300,000		Goldman Sachs & Co. LLC repurchase agreement dated 11/30/23, 5.270% due 12/1/23, Proceeds at maturity - $4,300,629; (Fully collateralized by U.S. Treasury Bonds, 2.375%% due 5/15/51; Market Valued - $4,376,506) (Cost - $4,300,000)	$4,300,000

TIME DEPOSITS - 3.5%
609,567	AUD	ANZ National Bank - Hong Kong, 2.900% due 12/1/23	402,741
205,700	GBP	BBH - Grand Cayman, 4.160% due 12/1/23	259,696
419		Citibank - New York, 4.680% due 12/1/23	419
26,381,337		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	26,381,337
3,732,295		Royal Bank of Canada - Toronto, 4.680% due 12/1/23	3,732,295
53,879	EUR	Skandinaviska Enskilda Banken AB - Stockholm, 2.810% due 12/1/23	58,652
		Sumitomo Mitsui Banking Corp. - Tokyo:
20,983,630	JPY	(0.330)% due 12/1/23	141,547
31,944,068		4.680% due 12/1/23	31,944,068

		TOTAL TIME DEPOSITS (Cost - $62,920,755)	62,920,755

U.S. GOVERNMENT OBLIGATIONS - 1.5%
		U.S. Treasury Bills:
2,560,000		5.380% due 12/28/23(p)	2,549,938
1,900,000		5.422% due 1/30/24(p)	1,883,131
3,750,000		5.468% due 3/28/24(p)	3,684,553
4,805,000		5.473% due 4/4/24(p)	4,716,133
14,220,000		5.354% due 5/16/24(p)	13,876,124

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $26,709,879)	26,709,879

		TOTAL SHORT-TERM INVESTMENTS (Cost - $93,930,634)	93,930,634

		TOTAL INVESTMENTS IN SECURITIES (Cost - $2,060,835,859)	1,942,635,471

		TOTAL INVESTMENTS IN PURCHASED OPTIONS 0.0% (Cost - $933,647)	659,203

		TOTAL INVESTMENTS - 107.6% (Cost - $2,061,769,506)	1,943,294,674

		Liabilities in Excess of Other Assets - (7.6)%	(136,913,091)

		TOTAL NET ASSETS - 100.0%	$1,806,381,583

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $294,440,294 and represents 16.3% of net assets.

(d)	Rating by Moody’s Investors Service.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Fitch Ratings Service.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2023, amounts to $18,429,054 and represents 1.0% of net assets.
(h)	Inverse Floating Rate Security– interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2023.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Security is currently in default.
(k)	Illiquid security.
(l)	Principal only security.
(m)	Interest only security.
(n)	Affiliated security. As of November 30, 2023, total cost and total market value of affiliated securities amounted to $542,967 and $483,699, respectively.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Loss on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of November 30, 2023
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$497,004	$—	$(500,000)	$(13,418)	$16,414	$1,515	$—
Series 2016-C28, Class A3, 3.272% due 1/15/49	481,365	—	—	—	2,334	4,189	483,699

Total	$978,369	$—	$(500,000)	$(13,418)	$18,748	$5,704	$483,699

(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2023, the Fund held Level 3 securities in the amount of $0, representing 0.0% of net assets.

At November 30, 2023, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$ 2,061,769,506	$ 28,287,812	$ (139,144,043)	$ (110,856,231)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Acitivity Company
GO	—	General Obligation
IBOR	—	Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions, Inc.
PAM	—	Paid at maturity
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	28.3%
Corporate Bonds & Notes	25.8
U.S. Government Agencies & Obligations	23.2
Collateralized Mortgage Obligations	11.8
Asset-Backed Securities	2.7
Sovereign Bonds	1.9
Senior Loans	1.2
Municipal Bonds	0.3
Common Stock	0.0	*
Right	0.0	*
Purchased Options	0.0	*
Short-Term Investments	4.8

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At November 30, 2023, Core Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
3,035,618	$ 3,035,618	OTC U.S. Dollar versus Euro, Call	CITI	2/2/24	EUR	1.06	$4,833
2,415,808	2,415,808	OTC U.S. Dollar versus Euro, Call	CITI	2/6/24	EUR	1.06	4,898

		Total Currency Options					$9,731

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
176	$ 42,187,200	1-Year Mid-Curve SOFR Futures, Put	GSC	12/15/23	$96.00	$118,800
252	59,749,200	3-Month SOFR Futures, Put	GSC	3/15/24	$94.50	12,600
76	8,147,438	U.S. Treasury 5-Year Note Futures, Call	GSC	12/1/23	$107.25	3,563
89	9,541,078	U.S. Treasury 5-Year Note Futures, Call	GSC	12/1/23	$107.00	9,735
89	9,541,078	U.S. Treasury 5-Year Note Futures, Put	GSC	12/1/23	$105.50	89
102	10,934,719	U.S. Treasury 5-Year Note Futures, Call	GSC	12/1/23	$106.75	23,109
178	19,082,156	U.S. Treasury 5-Year Note Futures, Put	GSC	12/1/23	$105.75	178
50	5,515,625	U.S. Treasury 10-Year Note Futures, Call	GSC	12/22/23	$109.50	49,219
50	5,515,625	U.S. Treasury 10-Year Note Futures, Call	GSC	12/22/23	$110.00	36,718
656	72,365,000	U.S. Treasury 10-Year Note Futures, Call	GSC	12/22/23	$110.75	297,250
44	4,853,750	U.S. Treasury Note Futures, Put	GSC	12/1/23	$108.25	44
45	5,175,000	U.S. Treasury Bond Futures, Put	GSC	12/8/23	$115.00	17,579
88	9,707,500	U.S. Treasury Note Futures, Put	GSC	12/1/23	$108.50	88
90	10,305,000	U.S. Treasury Bond Futures, Put	GSC	12/8/23	$114.50	23,906
44	4,853,750	U.S. Treasury Note Futures, Call	GSC	12/1/23	$110.25	3,438
45	5,310,000	U.S. Treasury Bond Futures, Call	GSC	12/8/23	$118.00	16,875
88	9,707,500	U.S. Treasury Note Futures, Call	GSC	12/1/23	$110.00	12,375
90	10,665,000	U.S. Treasury Bond Futures, Call	GSC	12/8/23	$118.50	23,906

		Total Options on Futures				$649,472

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $933,647)				$659,203

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2023, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
352	$ 84,374,400	1-Year Mid-Curve SOFR Futures, Put	GSC	12/15/23	$95.38	$13,200
590	140,383,125	3-Month SOFR Futures, Put	GSC	6/14/24	$94.50	70,062
50	11,942,500	3-Month SOFR Futures, Call	GSC	9/13/24	$96.88	15,625
194	46,336,900	3-Month SOFR Futures, Call	GSC	9/13/24	$97.00	53,350
89	9,541,078	U.S. Treasury 5-Year Note Futures, Call	GSC	12/1/23	$106.25	54,234
89	9,541,078	U.S. Treasury 5-Year Note Futures, Put	GSC	12/1/23	$106.25	695
100	11,031,250	U.S. Treasury 10-Year Note Futures, Call	GSC	12/22/23	$111.00	37,500
100	11,031,250	U.S. Treasury 10-Year Note Futures, Call	GSC	12/22/23	$111.50	26,562
44	4,853,750	U.S. Treasury Note Futures, Put	GSC	12/1/23	$109.25	2,063
45	5,242,500	U.S. Treasury Bond Futures, Put	GSC	12/8/23	$116.50	43,594
44	4,853,750	U.S. Treasury Note Futures, Call	GSC	12/1/23	$109.25	26,125
45	5,242,500	U.S. Treasury Bond Futures, Call	GSC	12/8/23	$116.50	40,782
46	5,402,125	U.S. Treasury Bond Futures, Call	GSC	12/22/23	$118.00	40,250

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $786,749)				$424,042

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2023, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	459	3/26	$110,299,833	$110,641,950	$342,117
Euro-Bobl Futures	14	12/23	1,782,060	1,790,747	8,687
Euro-OAT Futures	24	12/23	3,306,296	3,320,927	14,631
U.S. Treasury 2-Year Note Futures	1,161	3/24	236,696,226	237,379,149	682,923
U.S. Treasury 5-Year Note Futures	428	3/24	45,520,648	45,732,469	211,821
U.S. Treasury 10-Year Note Futures	1,183	3/24	129,138,550	129,889,703	751,153
U.S. Treasury Ultra Long Bond Futures	337	3/24	40,983,746	41,451,000	467,254
U.S. Ultra Long Bond Futures	3	3/24	338,086	340,547	2,461
United Kingdom Treasury 10-Year Gilt Futures	20	3/24	2,412,132	2,441,170	29,038

					2,510,085

Contracts to Sell:
3-Month SOFR Futures	490	3/24	116,683,266	115,912,562	770,704
3-Month SOFR Futures	48	6/24	11,348,916	11,378,400	(29,484)
Euro-Bobl Futures	3	12/23	381,756	383,732	(1,976)
Euro-Bund Futures	74	12/23	10,373,055	10,656,806	(283,751)
Euro-Buxl 30-Year Bond Futures	4	12/23	581,835	566,508	15,327
Japan Government 10-Year Bond Futures	6	12/23	5,911,970	5,927,755	(15,785)
U.S. Treasury 5-Year Note Futures	1,578	3/24	167,699,485	168,611,766	(912,281)
U.S. Treasury Long Bond Futures	160	3/24	18,456,723	18,630,000	(173,277)
U.S. Ultra Long Bond Futures	153	3/24	17,250,238	17,367,890	(117,652)

					(748,175)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$1,761,910

At November 30, 2023, Core Fixed Income Fund had deposited cash of $6,231,507 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2023, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	13,625,708	USD	8,663,634	CITI	$9,016,250	1/19/24	$352,616
Canadian Dollar	7,977,188	USD	5,849,300	CITI	5,883,524	1/19/24	34,224
Euro	101,000	USD	111,233	CITI	110,153	1/12/24	(1,080)
Euro	159,000	USD	170,488	CITI	173,409	1/12/24	2,921
Euro	1,823,509	USD	1,932,553	CITI	1,989,379	1/19/24	56,826
Japanese Yen	1,517,887,380	USD	10,300,084	CITI	10,319,031	1/19/24	18,947
South African Rand	8,680,000	USD	452,050	CITI	458,508	1/19/24	6,458

							470,912

Contracts to Sell:
British Pound	2,768,520	USD	3,384,023	CITI	3,496,679	1/19/24	(112,656)
Chinese Offshore Renminbi	23,253,932	USD	3,202,448	CITI	3,266,183	1/19/24	(63,735)
Euro	99,000	USD	106,362	BOA	107,971	1/12/24	(1,609)
Euro	4,154,000	USD	4,393,977	CITI	4,530,454	1/12/24	(136,477)
Euro	1,945,919	NOK	22,551,645	CITI	2,122,924	1/19/24	(36,340)
Euro	99,000	USD	106,105	GSC	107,971	1/12/24	(1,866)
Indonesian Rupiah	5,811,377,513	USD	369,445	CITI	374,523	1/19/24	(5,078)
Mexican Peso	23,348,744	USD	1,275,720	CITI	1,333,787	1/19/24	(58,067)
South African Rand	8,680,000	USD	457,720	CITI	458,509	1/19/24	(789)

							(416,617)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$54,295

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2023, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Pay	BRL-CDI-Compounded	10.238%	1/2/29	PAM	CITI	BRL	48,580,000	$(136,214)	$—	$(136,214)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2023, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	2.500%	4/21/52	12-Month	USD	1,904,000	$473,032	$57,209	$415,823
Receive	SOFR	2.600%	2/15/48	12-Month	USD	4,594,000	1,042,509	385,270	657,239
Receive	SOFR	3.050%	2/15/48	12-Month	USD	7,520,000	1,156,601	325,202	831,399
Receive	SOFR	3.150%	5/15/48	12-Month	USD	2,263,000	302,717	(108,168)	410,885
Receive	SOFR	3.250%	9/30/29	12-Month	USD	9,437,000	395,318	44,059	351,259
Receive	SOFR	3.270%	4/30/29	12-Month	USD	6,667,000	309,732	(111,299)	421,031
Receive	SOFR	3.520%	12/20/53	12-Month	USD	2,232,000	(112,276)	—	(112,276)
Pay	SOFR	4.000%	2/29/28	12-Month	USD	19,142,000	(46,380)	(3,525)	(42,855)
Pay	SOFR	4.180%	2/29/28	12-Month	USD	28,910,000	130,911	22,222	108,689
Receive	SOFR	1.520%	2/15/47	12-Month	USD	7,548,000	2,976,204	551,621	2,424,583

							$6,628,368	$1,162,591	$5,465,777

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2023, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swap on Index - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/23 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 41 5-Year Index, NR	(5.000)%	12/20/28	3-Month	4.054%	USD	2,869,317	$(137,206)	$(18,945)	$(118,261)

Centrally Cleared - Credit Default Swap on Index - Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 41 5-Year Index, NR	1.000%	12/20/28	3-Month	0.629%	USD	43,278,700	$804,686	$576,299	$228,387

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At November 30, 2023, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $3,238,584 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	BOA	—	Bank of America
BRL	—	Brazilian Real	CITI	—	Citigroup Global Markets Inc.
EUR	—	Euro	GSC	—	Goldman Sachs & Co.
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar

See pages 250-252 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0%
Advertising - 0.1%
$ 200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$157,796

Aerospace/Defense - 0.9%
		Bombardier Inc., Senior Unsecured Notes:
250,000	B	7.875% due 4/15/27(a)	250,412
230,000	B	8.750% due 11/15/30(a)	236,204
240,000	BB	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27(a)	237,336
		TransDigm Inc., Senior Secured Notes:
300,000	B+	6.750% due 8/15/28(a)	300,855
100,000	B+	7.125% due 12/1/31(a)	101,984

		Total Aerospace/Defense	1,126,791

Agriculture - 0.1%
190,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 6.000% due 6/15/30(a)	183,467

Airlines - 2.7%
		American Airlines Inc., Senior Secured Notes:
360,000	BB	11.750% due 7/15/25(a)	394,204
770,000	BB-	7.250% due 2/15/28(a)	762,623
320,000	BB	8.500% due 5/15/29(a)	330,320
431,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	413,441
408,428	B2(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	325,370
150,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	149,295
70,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	43,491
272,747	B2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	196,693
127,680	BBB+	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	122,528
		United Airlines Inc., Senior Secured Notes:
106,000	BB	4.375% due 4/15/26(a)	100,905
385,000	BB	4.625% due 4/15/29(a)	343,923
		VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes:
80,000	B-	7.875% due 5/1/27(a)	67,656
80,000	B-	9.500% due 6/1/28(a)	66,332
150,000	B-	6.375% due 2/1/30(a)	105,047

		Total Airlines	3,421,828

Auto Manufacturers - 2.0%
		Ford Motor Co., Senior Unsecured Notes:
110,000	BBB-	3.250% due 2/12/32	87,769
10,000	BBB-	6.100% due 8/19/32	9,744
323,000	BBB-	4.750% due 1/15/43	250,498
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
245,000	BBB-	4.950% due 5/28/27	233,851
300,000	BBB-	7.350% due 11/4/27	309,617
200,000	BBB-	6.800% due 5/12/28	203,520
410,000	BBB-	7.350% due 3/6/30	426,651
751,000	BBB-	4.000% due 11/13/30	645,708
325,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	319,106

		Total Auto Manufacturers	2,486,464

Auto Parts & Equipment - 0.5%
200,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	165,702
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	162,297
192,000	B	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	185,567
150,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 7.125% due 4/14/30(a)	153,563

		Total Auto Parts & Equipment	667,129

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Banks - 2.0%
$ 230,000	BB-	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	$226,776
		BNP Paribas SA, Junior Subordinated Notes:
200,000	BBB-	7.375% (5-Year USD Swap Rate + 5.150%)(a)(c)(d)	199,051
200,000	BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(c)(d)	197,258
400,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	402,256
250,000	A+	Credit Suisse AG, Senior Unsecured Notes, 3.625% due 9/9/24	245,086
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	WR(b)	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)(e)	–
200,000	WR(b)	(Cost - $205,250, acquired 2/19/19), 7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)(e)(g)	–
200,000	WD(f)	9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)(e)	–
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	278,880
400,000	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 3.913%)(c)(d)	379,883
200,000	BBB	Toronto-Dominion Bank (The), Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.075%) due 10/31/82(c)	202,105
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	454,227

		Total Banks	2,585,522

Beverages - 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	161,155

Building Materials - 1.1%
130,000	B	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	110,248
330,000	B+	PGT Innovations Inc., Company Guaranteed Notes, 4.375% due 10/1/29(a)	312,546
		Smyrna Ready Mix Concrete LLC, Senior Secured Notes:
210,000	BB-	6.000% due 11/1/28(a)	199,743
150,000	BB-	8.875% due 11/15/31(a)	153,000
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	241,807
300,000	BB	4.375% due 7/15/30(a)	263,240
190,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	177,839

		Total Building Materials	1,458,423

Chemicals - 1.4%
521,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	434,250
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	133,604
255,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	240,610
327,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	300,183
190,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	174,499
315,000	B-	Olympus Water US Holding Corp., Senior Secured Notes, 9.750% due 11/15/28(a)	324,340
381,000	CCC	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	148,445

		Total Chemicals	1,755,931

Coal - 0.1%
152,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	149,966

Commercial Services - 5.8%
105,000	BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	98,815
110,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	107,008
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	547,788
200,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	186,915
130,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	110,793
340,000	BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/26	347,014
375,000	CCC+	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	316,526
		Garda World Security Corp., Senior Unsecured Notes:
340,000	CCC+	9.500% due 11/1/27(a)	327,323
119,000	CCC+	6.000% due 6/1/29(a)	99,196
523,000	B	GEO Group Inc. (The), Secured Notes, 9.500% due 12/31/28(a)	504,695
510,000	BB	GTCR W-2 Merger Sub LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	519,244
239,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	235,610

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Commercial Services - 5.8% - (continued)
$ 233,000	CCC	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	$197,088
220,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	209,134
250,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	206,807
		Prime Security Services Borrower LLC/Prime Finance Inc.:
210,000	B	Secured Notes, 6.250% due 1/15/28(a)	202,657
351,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	317,947
469,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	410,422
120,000	B-	RR Donnelley & Sons Co., Secured Notes, 9.750% due 7/31/28(a)	118,950
182,000	B	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	167,033
425,000	B	Sotheby’s/Bidfair Holdings Inc., Senior Secured Notes, 5.875% due 6/1/29(a)	345,697
132,000	B3(b)	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	105,694
290,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	252,499
		United Rentals North America Inc.:
		Company Guaranteed Notes:
280,000	BB+	5.250% due 1/15/30	267,505
170,000	BB+	3.875% due 2/15/31	148,027
140,000	BBB-	Senior Secured Notes, 6.000% due 12/15/29(a)	140,012
749,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	682,597
315,000	B	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	180,832
100,000	BB-	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	84,577

		Total Commercial Services	7,438,405

Computers - 1.6%
515,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	442,599
650,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	563,855
373,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	385,484
211,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	193,416
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	188,644
220,000	CCC+	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	232,100

		Total Computers	2,006,098

Cosmetics/Personal Care - 0.4%
143,000	BB+	Coty Inc., Senior Secured Notes, 5.000% due 4/15/26(a)	139,729
358,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	316,114

		Total Cosmetics/Personal Care	455,843

Distribution/Wholesale - 0.5%
65,108	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(h)	72,839
320,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	283,597
271,000	B+	Windsor Holdings III LLC, Senior Secured Notes, 8.500% due 6/15/30(a)	278,865

		Total Distribution/Wholesale	635,301

Diversified Financial Services - 5.4%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	385,952
410,000	B	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	397,857
566,000	CCC+	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	478,341
249,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 6.375% due 5/4/28(a)	248,482
311,000	NR	Bread Financial Holdings Inc., Company Guaranteed Notes, 4.750% due 12/15/24(a)	304,876
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB-	6.250% due 4/15/28(a)	688,379
240,000	BB-	9.250% due 7/1/31(a)	247,574
110,000	BBB-	Charles Schwab Corp. (The), Junior Subordinated Notes, 4.000% (10-Year CMT Index + 3.079%)(c)(d)	83,201
444,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	324,675
180,000	BB-	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	132,500
300,000	CCC-	Curo Group Holdings Corp., Secured Notes, 7.500% due 8/1/28(a)	52,374
345,000	Baa3(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	341,304

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Diversified Financial Services - 5.4% - (continued)
		Enova International Inc., Company Guaranteed Notes:
$ 123,000	B-	8.500% due 9/1/24(a)	$122,428
272,000	B-	8.500% due 9/15/25(a)	267,104
592,962	B2(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(h)	555,232
		goeasy Ltd., Company Guaranteed Notes:
374,000	BB-	4.375% due 5/1/26(a)	350,854
75,000	BB-	9.250% due 12/1/28(a)	77,100
200,000	BB	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	179,180
303,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	267,547
188,000	BBB-	LPL Holdings Inc., Company Guaranteed Notes, 4.625% due 11/15/27(a)	177,066
		NFP Corp., Senior Secured Notes:
218,000	B	4.875% due 8/15/28(a)	199,158
140,000	B	7.500% due 10/1/30(a)	138,858
400,000	BB	OneMain Finance Corp., Company Guaranteed Notes, 5.375% due 11/15/29	360,408
360,000	BB	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes, 3.875% due 3/1/31(a)	302,679
127,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	128,201

		Total Diversified Financial Services	6,811,330

Electric - 2.3%
343,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	308,030
		Calpine Corp.:
225,000	BB+	Senior Secured Notes, 3.750% due 3/1/31(a)	192,960
523,000	B+	Senior Unsecured Notes, 5.000% due 2/1/31(a)	462,989
220,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	203,264
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	169,907
290,000	BB	5.250% due 6/15/29(a)	270,360
157,000	BB	3.625% due 2/15/31(a)	128,506
409,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	375,311
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	92,763
		Vistra Operations Co. LLC:
170,000	BB	Company Guaranteed Notes, 7.750% due 10/15/31(a)	174,133
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	495,561

		Total Electric	2,873,784

Electrical Components & Equipment - 0.2%
335,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	306,863

Electronics - 0.7%
510,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	463,801
520,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	462,639

		Total Electronics	926,440

Energy - Alternate Sources - 0.4%
50,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 2.500% due 6/15/26(a)	43,975
		Sunnova Energy Corp., Company Guaranteed Notes:
410,000	B1(b)	5.875% due 9/1/26(a)	332,766
80,000	B1(b)	11.750% due 10/1/28(a)	68,699

		Total Energy - Alternate Sources	445,440

Engineering & Construction - 0.6%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	272,522
150,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	131,185
340,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	308,296

		Total Engineering & Construction	712,003

Entertainment - 2.5%
478,000	CCC	Allen Media LLC/Allen Media Co-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	246,564
330,000	B-	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	224,232
555,000	B+	Banijay Entertainment SASU, Senior Secured Notes, 8.125% due 5/1/29(a)	559,216

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Entertainment - 2.5% - (continued)
$ 154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	$139,343
		Caesars Entertainment Inc.:
		Senior Secured Notes:
300,000	B+	6.250% due 7/1/25(a)	298,528
230,000	B+	7.000% due 2/15/30(a)	230,532
210,000	B	Senior Unsecured Notes, 8.125% due 7/1/27(a)	214,142
130,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	105,625
		Mohegan Tribal Gaming Authority:
70,000	CCC+	Company Guaranteed Notes, 13.250% due 12/15/27(a)	74,081
93,000	B-	Secured Notes, 8.000% due 2/1/26(a)	86,928
240,000	B	Ontario Gaming GTA LP, Senior Secured Notes, 8.000% due 8/1/30(a)	242,586
443,000	B	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	406,530
107,000	BB	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	97,314
260,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	258,654

		Total Entertainment	3,184,275

Environmental Control - 1.2%
90,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	89,383
		Covanta Holding Corp., Company Guaranteed Notes:
240,000	B	4.875% due 12/1/29(a)	199,406
243,000	B	5.000% due 9/1/30	198,879
570,000	B	Enviri Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	496,704
200,000	BB-	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(a)	202,002
320,000	B-	MadisonQ LLC, Senior Secured Notes, 4.125% due 6/30/28(a)	284,461

		Total Environmental Control	1,470,835

Food - 1.6%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
372,000	BB+	5.875% due 2/15/28(a)	367,287
120,000	BB+	6.500% due 2/15/28(a)	120,599
800,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	644,800
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	121,503
347,000	BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	336,234
254,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	227,095
211,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	175,483

		Total Food	1,993,001

Forest Products & Paper - 0.1%
278,000	CCC	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	169,049

Healthcare - Products - 0.5%
		Medline Borrower LP:
432,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	384,096
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	208,295

		Total Healthcare - Products	592,391

Healthcare - Services - 2.7%
110,000	D	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25*(a)(i)(j)	88,355
190,000	C	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28(a)	13,369
		CHS/Community Health Systems Inc.:
60,000	CCC-	Secured Notes, 6.125% due 4/1/30(a)	33,551
		Senior Secured Notes:
908,000	B-	5.625% due 3/15/27(a)	810,879
370,000	B-	5.250% due 5/15/30(a)	292,209
330,000	B+	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	279,206
110,000	BBB-	HCA Inc., Company Guaranteed Notes, 7.500% due 11/15/95	119,023
363,000	B	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	318,146

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Healthcare - Services - 2.7% - (continued)
		LifePoint Health Inc., Senior Secured Notes:
$ 320,000	B	9.875% due 8/15/30(a)	$309,227
120,000	B	11.000% due 10/15/30(a)	120,585
400,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	347,914
427,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	424,194
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.250% due 6/1/29	215,323
115,500	CCC+	US Renal Care Inc., Senior Secured Notes, 10.625% due 6/28/28(a)	76,230

		Total Healthcare - Services	3,448,211

Home Builders - 0.6%
182,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	173,986
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	111,795
120,000	BB-	5.000% due 3/1/28(a)	111,155
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	188,848
130,000	BB+	4.625% due 3/1/30(a)	114,475

		Total Home Builders	700,259

Insurance - 1.0%
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(h)	245,780
327,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	337,861
367,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	369,371
385,000	BB-	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	347,944

		Total Insurance	1,300,956

Internet - 1.6%
200,000	B	Acuris Finance US Inc./Acuris Finance Sarl, Senior Secured Notes, 5.000% due 5/1/28(a)	159,207
390,000	B	Cogent Communications Group Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	383,538
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	101,730
303,000	BB-	7.125% due 9/30/30(a)	309,804
500,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	403,462
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	417,088
		Match Group Holdings II LLC, Senior Unsecured Notes:
220,000	BB	4.625% due 6/1/28(a)	205,306
140,000	BB	3.625% due 10/1/31(a)	114,539

		Total Internet	2,094,674

Iron/Steel - 1.2%
		ATI Inc., Senior Unsecured Notes:
349,000	B+	4.875% due 10/1/29	312,676
6,000	B+	7.250% due 8/15/30	6,034
		Cleveland-Cliffs Inc.:
160,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	143,990
86,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	74,531
350,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	297,592
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(b)	8.125% due 5/1/27(a)	268,376
123,000	Ba3(b)	9.250% due 10/1/28(a)	127,633
239,000	Ba3(b)	8.500% due 5/1/30(a)	241,820

		Total Iron/Steel	1,472,652

Leisure Time - 5.2%
		Carnival Corp.:
		Company Guaranteed Notes:
901,000	B	5.750% due 3/1/27(a)	856,999
699,000	B	6.000% due 5/1/29(a)	643,701
630,000	B	10.500% due 6/1/30(a)	672,314

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Leisure Time - 5.2% - (continued)
$ 120,000	BB-	Senior Secured Notes, 7.000% due 8/15/29(a)	$122,433
150,000	B+	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	163,087
		NCL Corp., Ltd.:
		Senior Secured Notes:
600,000	B+	5.875% due 2/15/27(a)	581,445
270,000	BB-	8.375% due 2/1/28(a)	279,486
230,000	BB-	8.125% due 1/15/29(a)	234,399
		Senior Unsecured Notes:
504,000	CCC+	3.625% due 12/15/24(a)	487,865
471,000	CCC+	7.750% due 2/15/29(a)	445,463
		Royal Caribbean Cruises Ltd.:
340,000	BB-	Company Guaranteed Notes, 7.250% due 1/15/30(a)	346,518
		Senior Unsecured Notes:
341,000	BB-	4.250% due 7/1/26(a)	323,184
340,000	BB-	11.625% due 8/15/27(a)	368,998
102,000	BB-	5.500% due 4/1/28(a)	97,525
		Viking Cruises Ltd.:
64,000	B-	Company Guaranteed Notes, 5.875% due 9/15/27(a)	60,313
		Senior Unsecured Notes:
379,000	B-	7.000% due 2/15/29(a)	363,347
340,000	B-	9.125% due 7/15/31(a)	353,951
200,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	186,854

		Total Leisure Time	6,587,882

Lodging - 1.4%
420,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	377,691
165,000	B+	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	138,667
620,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	519,810
400,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 3.500% due 8/8/31	319,400
245,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	237,706
200,000	BB-	Wynn Macau Ltd., Senior Unsecured Notes, 5.500% due 1/15/26(a)	190,404

		Total Lodging	1,783,678

Machinery - Construction & Mining - 0.2%
240,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	217,205

Machinery - Diversified - 0.1%
88,000	BB	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	77,730

Media - 6.7%
		Altice Financing SA, Senior Secured Notes:
474,000	B	5.000% due 1/15/28(a)	406,186
407,000	B	5.750% due 8/15/29(a)	335,069
275,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	280,389
358,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	304,744
440,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	343,528
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
705,000	BB-	6.375% due 9/1/29(a)	680,727
571,000	BB-	4.750% due 3/1/30(a)	500,201
160,000	BB-	4.750% due 2/1/32(a)	134,499
680,000	BB-	4.500% due 5/1/32	560,588
330,000	BB-	4.500% due 6/1/33(a)	264,215
200,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.700% due 4/1/51	123,878
		CSC Holdings LLC:
		Company Guaranteed Notes:
210,000	B	11.250% due 5/15/28(a)	209,797
200,000	B	6.500% due 2/1/29(a)	170,116

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Media - 6.7% - (continued)
$ 200,000	B	4.500% due 11/15/31(a)	$141,657
		Senior Unsecured Notes:
980,000	CCC+	5.750% due 1/15/30(a)	554,092
465,000	CCC+	4.625% due 12/1/30(a)	256,461
360,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	324,315
		DISH DBS Corp.:
		Company Guaranteed Notes:
20,000	B-	5.875% due 11/15/24	17,578
500,000	B-	7.750% due 7/1/26	298,922
410,000	B	Senior Secured Notes, 5.750% due 12/1/28(a)	304,446
65,000	CCC-	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	29,737
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	158,236
170,000	B+	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	130,743
222,000	BB	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	177,487
770,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.000% due 7/15/28(a)	689,045
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	56,135
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	150,242
		Univision Communications Inc., Senior Secured Notes:
388,000	B+	6.625% due 6/1/27(a)	383,039
120,000	B+	8.000% due 8/15/28(a)	121,459
112,000	B+	7.375% due 6/30/30(a)	109,999
327,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	276,134
67,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	56,870

		Total Media	8,550,534

Metal Fabricate/Hardware - 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	88,492
80,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	72,879
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	206,789

		Total Metal Fabricate/Hardware	368,160

Mining - 1.2%
500,000	B+	First Quantum Minerals Ltd., Company Guaranteed Notes, 8.625% due 6/1/31(a)	405,000
311,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.500% due 9/15/27(a)	293,802
320,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	287,063
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B	4.500% due 4/1/26(a)	38,034
587,000	B	6.125% due 4/1/29(a)	553,853

		Total Mining	1,577,752

Miscellaneous Manufacturers - 0.0%@
12,101	C(f)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(i)	3,691

Oil & Gas - 7.1%
200,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	187,816
410,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	393,764
110,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	107,909
300,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	298,293
		Civitas Resources Inc., Company Guaranteed Notes:
105,000	BB-	5.000% due 10/15/26(a)	100,192
125,000	BB-	8.375% due 7/1/28(a)	128,158
81,000	BB-	8.625% due 11/1/30(a)	83,961
280,000	BB-	8.750% due 7/1/31(a)	290,153
		Comstock Resources Inc., Company Guaranteed Notes:
110,000	B+	6.750% due 3/1/29(a)	101,387
275,000	B+	5.875% due 1/15/30(a)	238,863

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Oil & Gas - 7.1% - (continued)
		Crescent Energy Finance LLC, Company Guaranteed Notes:
$ 469,000	BB-	7.250% due 5/1/26(a)	$465,806
217,000	BB-	9.250% due 2/15/28(a)	224,442
240,000	BB-	Diamond Foreign Asset Co./Diamond Finance LLC, Secured Notes, 8.500% due 10/1/30(a)	240,908
220,000	BB+	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	214,781
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
405,000	BB+	5.750% due 2/1/29(a)	380,943
125,000	BB+	6.000% due 2/1/31(a)	115,970
170,000	BB+	6.250% due 4/15/32(a)	157,133
150,000	BB+	8.375% due 11/1/33(a)	154,717
300,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	287,039
348,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	334,461
180,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	172,208
120,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	123,227
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	242,838
110,000	BB+	Occidental Petroleum Corp., Senior Unsecured Notes, 8.875% due 7/15/30	125,386
		Permian Resources Operating LLC, Company Guaranteed Notes:
240,000	BB-	8.000% due 4/15/27(a)	245,356
170,000	BB-	5.875% due 7/1/29(a)	162,589
359,000	BB-	9.875% due 7/15/31(a)	393,605
140,000	BB-	7.000% due 1/15/32(a)	140,521
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	41,720
20,000	BB-	5.750% due 2/1/29	19,812
400,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	414,992
245,000	B+	Rockcliff Energy II LLC, Senior Unsecured Notes, 5.500% due 10/15/29(a)	227,690
200,000	B-	Shelf Drilling Holdings Ltd., Senior Secured Notes, 9.625% due 4/15/29(a)	192,571
280,000	NR	SilverBow Resources Inc., Secured Notes, 13.138% (3-Month Term SOFR + 7.750%) due 12/15/28(a)(c)(j)	276,233
		Southwestern Energy Co., Company Guaranteed Notes:
195,000	BB+	5.375% due 2/1/29	185,661
540,000	BB+	4.750% due 2/1/32	482,303
499,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	475,467
308,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	310,121
		Vital Energy Inc., Company Guaranteed Notes:
126,000	B	10.125% due 1/15/28	128,406
185,000	B	9.750% due 10/15/30	185,554

		Total Oil & Gas	9,052,956

Oil & Gas Services - 0.5%
343,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	335,231
240,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	238,838

		Total Oil & Gas Services	574,069

Packaging & Containers - 2.2%
200,000	CCC+	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(h)	103,186
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
		Senior Secured Notes:
210,000	BB-	6.000% due 6/15/27(a)	203,969
225,000	BB-	3.250% due 9/1/28(a)	193,917
250,000	B	Senior Unsecured Notes, 4.000% due 9/1/29(a)	198,672
		Ball Corp., Company Guaranteed Notes:
88,000	BB+	5.250% due 7/1/25	87,624
124,000	BB+	2.875% due 8/15/30	102,815
230,000	BB-	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	193,383
150,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	141,525
415,000	B	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	399,576

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Packaging & Containers - 2.2% - (continued)
$ 249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	$235,729
		LABL Inc., Senior Secured Notes:
271,000	B-	5.875% due 11/1/28(a)	235,721
127,000	B-	9.500% due 11/1/28(a)	122,714
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	242,648
71,000	BB+	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 6.125% due 2/1/28(a)	70,293
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	264,386

		Total Packaging & Containers	2,796,158

Pharmaceuticals - 2.2%
240,000	B	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	191,362
		Bausch Health Cos., Inc.:
430,000	CCC-	Company Guaranteed Notes, 5.250% due 1/30/30(a)	154,376
50,000	CCC+	Senior Secured Notes, 6.125% due 2/1/27(a)	27,845
365,000	B+	Herbalife Nutrition Ltd./HLF Financing Inc., Company Guaranteed Notes, 7.875% due 9/1/25(a)	358,328
460,000	B+	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	326,683
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
200,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	177,778
459,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	360,745
230,000	WR(b)	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(i)(j)	145,101
200,000	BB-	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	180,748
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
250,000	BB-	5.125% due 5/9/29	232,390
400,000	BB-	7.875% due 9/15/29	417,446
270,000	BB-	8.125% due 9/15/31	285,192

		Total Pharmaceuticals	2,857,994

Pipelines - 6.4%
341,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	330,112
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
100,000	B+	7.625% due 12/15/25(a)	101,317
310,000	B+	6.625% due 7/15/26(a)	306,080
180,000	BB-	Buckeye Partners LP, Senior Unsecured Notes, 4.500% due 3/1/28(a)	164,377
200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	174,890
60,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	63,309
90,000	BB+	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	84,500
		EQM Midstream Partners LP, Senior Unsecured Notes:
27,000	BB-	7.500% due 6/1/27(a)	27,621
148,000	BB-	5.500% due 7/15/28	143,987
254,000	BB-	7.500% due 6/1/30(a)	262,483
310,000	BB-	6.500% due 7/15/48	285,028
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
700,000	B	6.500% due 10/1/25	694,531
33,000	B	6.250% due 5/15/26	32,285
200,000	B	8.000% due 1/15/27	200,364
572,000	B	8.250% due 1/15/29	566,057
460,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	453,735
250,000	BB+	Hess Midstream Operations LP, Company Guaranteed Notes, 4.250% due 2/15/30(a)	223,825
365,000	BB+	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	338,979
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
698,000	B+	6.750% due 1/15/27(a)	680,053
281,000	B+	8.875% due 7/15/28(a)	293,039
605,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	528,340
650,000	B+	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	652,889

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Pipelines - 6.4% - (continued)
		NuStar Logistics LP, Company Guaranteed Notes:
$ 100,000	BB-	5.750% due 10/1/25	$99,378
238,000	BB-	6.375% due 10/1/30	232,225
110,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, step bond to yield, 9.000% due 10/15/26(a)	109,416
170,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	153,623
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB+	3.875% due 8/15/29(a)	231,753
210,000	BB+	6.250% due 1/15/30(a)	206,192
180,000	BB+	4.125% due 8/15/31(a)	155,367
110,000	BB+	3.875% due 11/1/33(a)	89,858
270,000	BB	Venture Global LNG Inc., Senior Secured Notes, 9.875% due 2/1/32(a)	276,932

		Total Pipelines	8,162,545

Real Estate - 1.2%
		Cushman & Wakefield US Borrower LLC, Senior Secured Notes:
483,000	BB	6.750% due 5/15/28(a)	459,309
96,000	BB	8.875% due 9/1/31(a)	96,308
300,000	B-	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	287,465
210,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	213,780
		Kennedy-Wilson Inc., Company Guaranteed Notes:
325,000	BB-	4.750% due 3/1/29	260,777
305,000	BB-	4.750% due 2/1/30	233,759

		Total Real Estate	1,551,398

Real Estate Investment Trusts (REITs) - 2.9%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	653,061
150,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(a)	135,790
		Diversified Healthcare Trust:
150,000	CCC+	Company Guaranteed Notes, 9.750% due 6/15/25	148,952
70,000	CCC-	Senior Unsecured Notes, 4.750% due 2/15/28	51,082
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
157,000	BB+	6.000% due 4/15/25(a)	154,903
407,000	BB+	3.375% due 6/15/26(a)	368,721
290,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	266,499
125,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	108,672
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
410,000	BB-	4.250% due 2/1/27(a)	378,591
130,000	BB-	4.750% due 6/15/29(a)	113,292
160,000	BB+	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	98,762
		Service Properties Trust:
231,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	205,732
60,000	BB	Senior Secured Notes, 8.625% due 11/15/31(a)	61,568
		Senior Unsecured Notes:
227,000	B+	3.950% due 1/15/28	181,910
430,000	B+	4.375% due 2/15/30	315,056
550,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 4.375% due 1/15/27(a)	503,679

		Total Real Estate Investment Trusts (REITs)	3,746,270

Retail - 4.0%
70,000	BB	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	68,362
		Bath & Body Works Inc., Company Guaranteed Notes:
20,000	BB	9.375% due 7/1/25(a)	20,911
60,000	BB	5.250% due 2/1/28	57,692
290,000	BB	6.625% due 10/1/30(a)	287,332
90,000	BB	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(a)	89,924
245,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	240,988
170,000	CCC	Carrols Restaurant Group Inc., Company Guaranteed Notes, 5.875% due 7/1/29(a)	148,817

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Retail - 4.0% - (continued)
$ 464,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	$448,810
462,000	B	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	441,732
190,000	B	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Senior Secured Notes, 4.625% due 1/15/29(a)	168,958
		FirstCash Inc., Company Guaranteed Notes:
448,000	BB	4.625% due 9/1/28(a)	410,699
187,000	BB	5.625% due 1/1/30(a)	175,164
200,000	BB	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	161,597
345,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	307,679
610,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	511,720
310,000	CCC+	Michaels Cos Inc. (The), Senior Secured Notes, 5.250% due 5/1/28(a)	226,677
225,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	207,174
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	90,978
370,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	283,302
140,000	B	Raising Cane’s Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	147,238
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	180,880
250,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 6.375% due 9/30/26(a)	242,742
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	88,563
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	79,310

		Total Retail	5,087,249

Semiconductors - 0.2%
320,000	BB-	Entegris Escrow Corp., Company Guaranteed Notes, 5.950% due 6/15/30(a)	309,043

Software - 2.1%
120,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	104,092
450,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	451,120
420,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	419,749
104,000	B+	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(a)	106,771
160,000	B-	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	143,330
170,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	151,878
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	391,112
		Open Text Corp.:
		Company Guaranteed Notes:
20,000	BB-	3.875% due 2/15/28(a)	18,234
260,000	BB-	3.875% due 12/1/29(a)	227,640
200,000	BBB-	Senior Secured Notes, 6.900% due 12/1/27(a)	205,781
160,000	B+	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	135,251
735,000	CCC+	Rackspace Technology Global Inc., Senior Secured Notes, 3.500% due 2/15/28(a)	302,052

		Total Software	2,657,010

Telecommunications - 3.2%
500,000	CCC	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	265,994
		Altice France SA, Senior Secured Notes:
250,000	B-	8.125% due 2/1/27(a)	215,255
250,000	B-	5.500% due 1/15/28(a)	191,399
710,000	B-	5.125% due 7/15/29(a)	508,421
446,000	B-	5.500% due 10/15/29(a)	322,253
170,000	CCC+	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	106,820
200,000	CCC-	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	156,794
477,000	B+	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	458,453
560,000	B+	Iliad Holding SASU, Senior Secured Notes, 7.000% due 10/15/28(a)	538,915
230,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	275,163
140,000	B+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.000% due 9/30/34	126,413
435,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	256,650
565,000	B-	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	406,800
260,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	222,115

		Total Telecommunications	4,051,445

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.0% - (continued)
Transportation - 0.7%
$ 491,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	$431,748
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	252,600
50,000	BB+	RXO Inc., Company Guaranteed Notes, 7.500% due 11/15/27(a)	51,362
184,000	BB-	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	183,430

		Total Transportation	919,140

Trucking & Leasing - 0.3%
375,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.562%) due 6/15/45(a)(c)	375,094

		TOTAL CORPORATE BONDS & NOTES (Cost - $123,050,195)	114,499,285

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 9.055% (3-Month Term SOFR + 3.662%) due 4/15/34(a)(c)	279,247
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 9.310% (3-Month Term SOFR + 3.912%) due 4/24/34(a)(c)	233,269
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 12.065% (3-Month Term SOFR + 6.672%) due 4/15/34(a)(c)	268,958
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 9.057% (3-Month Term SOFR + 3.662%) due 7/18/30(a)(c)	248,093
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 11.777% (3-Month Term SOFR + 6.362%) due 4/20/32(a)(c)	357,720
250,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 9.207% (3-Month Term SOFR + 3.792%) due 1/20/32(a)(c)	235,341
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 8.775% (3-Month Term SOFR + 3.382%) due 7/15/31(a)(c)	256,087
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.594% (3-Month Term SOFR + 6.182%) due 10/21/30(a)(c)	246,029
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.405% (3-Month Term SOFR + 4.012%) due 10/15/34(a)(c)	263,304
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 9.105% (3-Month Term SOFR + 3.712%) due 10/13/31(a)(c)	189,967
110,000	Baa3(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 10.794% (3-Month Term SOFR + 5.400%) due 4/15/31(a)(c)	110,668
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.927% (3-Month Term SOFR + 7.512%) due 7/20/34(a)(c)	220,864
160,000	BBB-	Symphony CLO 40 Ltd., Series 2023-40A, Class D, 10.344% (3-Month Term SOFR + 5.000%) due 1/14/34(a)(c)	160,600
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 11.945% (3-Month Term SOFR + 6.552%) due 1/16/32(a)(c)	234,802
310,000	Ba3(b)	THL Credit Wind River CLO Ltd., Series 2017-3A, Class ER, 12.705% (3-Month Term SOFR + 7.312%) due 4/15/35(a)(c)	303,089
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 12.627% (3-Month Term SOFR + 7.212%) due 4/20/34(a)(c)	337,674

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,048,176)	3,945,712

SENIOR LOANS - 2.4%
57,900	NR	Acrisure LLC, (Cost - $57,834, acquired 1/31/20), 9.150% (3-Month USD-LIBOR + 3.500%) due 2/15/27(c)(g)	57,550
360,705	NR	Arctic Canadian Diamond Co., Ltd., (Cost - $360,705, acquired 2/2/21), 10.000% (3-Month USD-LIBOR + 10.000%) due 12/31/24(c)(e)(g)(j)	316,519
110,000	NR	Clarios Global LP, (Cost - $109,496, acquired 4/20/23), 9.098% (1-Month CME Term SOFR + 3.750%) due 5/6/30(c)(g)	110,316
221,910	NR	Commscope Inc., (Cost - $218,402, acquired 4/17/20), 8.713% (1-Month CME Term SOFR + 3.250%) due 4/6/26(c)(g)	195,142
180,000	NR	DCert Buyer Inc., (Cost - $179,706, acquired 2/16/21), 12.348% (1-Month CME Term SOFR + 7.000%) due 2/19/29(c)(g)	163,762
318,450	NR	DCert Buyer Inc., (Cost - $313,947, acquired 4/17/20), 9.348% (1-Month CME Term SOFR + 4.000%) due 10/16/26(c)(g)	315,339
80,000	NR	Deerfield Dakota Holding LLC, (Cost - $79,353, acquired 3/5/20), 12.402% (3-Month CME Term SOFR + 6.750%) due 4/7/28(c)(g)	76,150
261,225	NR	Equinox Holdings Inc., (Cost - $260,660, acquired 6/9/20), 14.731% (6-Month USD-LIBOR + 9.000%) due 3/8/24(c)(g)	255,217
57,995	NR	EyeCare Partners LLC, (Cost - $57,968, acquired 2/5/20), 9.395% (3-Month CME Term SOFR + 3.750%) due 2/18/27(c)(g)(j)	30,922
46,810	NR	Global Tel Link Corporation, (Cost - $46,181, acquired 8/16/19), 9.783% (3-Month CME Term SOFR + 4.250%) due 11/29/25(c)(g)	45,171
107,713	NR	Great Outdoors Group LLC, (Cost - $107,713, acquired 11/24/21), 9.402% (3-Month CME Term SOFR + 3.750%) due 3/6/28(c)(g)	106,982
240,000	NR	Mileage Plus Holdings LLC, (Cost - $237,542, acquired 6/25/20), 10.798% (3-Month CME Term SOFR + 5.250%) due 6/21/27(c)(g)	247,800
18,116	NR	MRI Software LLC, (Cost - $17,770, acquired 3/20/23), 10.990% (3-Month CME Term SOFR + 5.500%) due 2/10/26(c)(g)	17,829
31,499	NR	MRI Software LLC, (Cost - $30,897, acquired 3/20/23), 10.990% (3-Month CME Term SOFR + 5.500%) due 2/10/26(c)(g)	31,001
148,589	NR	Peraton Corp., (Cost - $148,140, acquired 2/23/21), 9.198% (1-Month CME Term SOFR + 3.750%) due 2/1/28(c)(g)	147,926
174,013	NR	R.R. Donnelley & Sons Co., (Cost - $169,490, acquired 3/23/23), 12.698% (1-Month CME Term SOFR + 7.250%) due 3/17/28(c)(g)	173,768
109,461	NR	Redstone HoldCo 2 LP, (Cost - $108,774, acquired 4/16/21), 10.207% (1-Month CME Term SOFR + 4.750%) due 4/27/28(c)(g)	83,464
241,823	NR	Sedgwick Claims Management Services Inc., (Cost - $225,455, acquired 2/24/23), 9.098% (1-Month CME Term SOFR + 3.750%) due 2/24/28(c)(g)	242,413
69,609	NR	Spencer Spirit IH LLC, (Cost - $69,103, acquired 6/14/19), 11.423% (1-Month CME Term SOFR + 6.000%) due 6/19/26(c)(g)	69,365
309,596	NR	Verscend Holding Corp., (Cost - $304,856, acquired 4/8/20), 9.463% (1-Month CME Term SOFR + 4.000%) due 8/27/25(c)(g)	310,338

		TOTAL SENIOR LOANS
		(Cost - $3,103,994)	2,996,974

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units		Security	Value
COMMON STOCKS - 0.3%
ENERGY - 0.3%
Oil & Gas - 0.3%
18,672		Berry Corp.	$134,065
1,156		Chord Energy Corp.	187,434

		TOTAL COMMON STOCKS (Cost - $148,347)	321,499

CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Pipelines - 0.2%
7,695		Equitrans Midstream Corp., 9.750% (3-Month USD-LIBOR + 8.150%)(c)(d)	161,902
3,253		MPLX LP, (Cost - $105,723, acquired 12/16/20), step bond to yield, 9.538%(d)(e)(g)	116,656

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $276,936)	278,558

Face Amount/Units†	Rating††
SOVEREIGN BOND - 0.0%@
Argentina - 0.0%@
$ 100,000	CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37(a) (Cost - $36,007)	36,775

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $130,663,655)	122,078,803

SHORT-TERM INVESTMENTS - 3.7%
TIME DEPOSITS - 3.7%
3,300,356		Citibank - New York, 4.680% due 12/1/23	3,300,356
1,450,835		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	1,450,835
103		Sumitomo Mitsui Banking Corp. - Tokyo, 4.680% due 12/1/23	103

		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,751,294)	4,751,294

		TOTAL INVESTMENTS - 99.7% (Cost - $135,414,949)	126,830,097

		Other Assets in Excess of Liabilities - 0.3%	420,310

		TOTAL NET ASSETS - 100.0%	$127,250,407

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $100,337,897 and represents 78.9% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Rating by Fitch Ratings Service.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2023, amounts to $3,113,630 and represents 2.4% of net assets.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is currently in default.
(j)	Illiquid security.

At November 30, 2023, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 135,414,949	$ 1,920,950	$ (10,505,802)	$ (8,584,852)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	90.3%
Collateralized Mortgage Obligations	3.1
Senior Loans	2.4
Common Stocks	0.3
Convertible Preferred Stocks	0.2
Sovereign Bond	0.0 *
Short-Term Investments	3.7

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 27.8%
FHLMC - 4.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 29,092		3.500% due 10/1/39	$26,759
385,925		2.500% due 12/1/51	313,205
93,442		2.000% due 3/1/52	72,876
3,245,192		4.500% due 8/1/52 - 11/1/52	3,045,528
4,908,334		6.500% due 3/1/53 - 10/1/53	4,991,079
387,744		5.000% due 5/1/53	373,741

		Total FHLMC	8,823,188

FNMA - 22.4%
		Federal National Mortgage Association (FNMA):
327,309		3.500% due 10/1/34 - 6/1/50	294,607
12,849		5.538% (1-Year CMT Index + 2.360%) due 11/1/34(a)	13,159
4,301,786		6.500% due 8/1/37 - 9/1/53	4,375,332
425,924		3.000% due 10/1/49 - 5/1/51	364,183
89,557		4.000% due 6/1/50	82,396
450,985		2.000% due 3/1/52	351,754
5,452,943		4.500% due 5/1/52 - 4/1/53	5,117,045
8,226,136		6.000% due 4/1/53 - 7/1/53	8,253,844
598,631		5.500% due 9/1/53	590,221
5,850,000		4.000% due 12/1/53(b)	5,315,702
5,200,000		5.000% due 12/1/53(b)	5,007,291
4,300,000		4.500% due 1/1/54(b)	4,032,762
7,200,000		5.500% due 1/1/54(b)	7,095,938

		Total FNMA	40,894,234

GNMA - 0.6%
		Government National Mortgage Association II (GNMA):
1,461		6.000% due 9/20/38	1,480
1,200,000		3.000% due 1/22/54(b)	1,040,297

		Total GNMA	1,041,777

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost - $50,802,263)	50,759,199

SOVEREIGN BONDS - 22.6%
Argentina - 0.0%@
460,000	ARS	Provincia de Buenos Aires, 129.664% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(c)(d)	1,267

Australia - 0.4%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	59,773
200,000	AUD	1.000% due 11/21/31	102,743
100,000	AUD	1.250% due 5/21/32	51,650
800,000	AUD	4.500% due 4/21/33	532,660
50,000	AUD	1.750% due 6/21/51	18,003

		Total Australia	764,829

Brazil - 0.4%
4,000,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon due 1/1/24	804,881

Canada - 0.7%
1,700,000	CAD	Canadian Government Bonds, 3.250% due 12/1/33	1,220,372

China - 0.3%
4,090,000	CNY	China Government Bonds, 3.190% due 4/15/53	595,223

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 22.6% - (continued)
France - 2.6%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	$950,923
3,300,000	EUR	2.000% due 5/25/48(c)	2,725,208
1,650,000	EUR	0.750% due 5/25/52	917,948
500,000	EUR	0.500% due 5/25/72(c)	193,828

		Total France	4,787,907

Hungary - 0.1%
$ 200,000		Hungary Government International Bonds, 6.250% due 9/22/32(c)	204,720

Israel - 0.2%
2,000,000	ILS	Israel Government Bonds - Fixed, 1.000% due 3/31/30	449,066

Italy - 0.5%
400,000		Cassa Depositi e Prestiti SpA, 5.750% due 5/5/26(c)	396,013
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	515,888

		Total Italy	911,901

Japan - 9.3%
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,475,296
280,000,000	JPY	1.400% due 9/20/45	1,854,479
152,000,000	JPY	0.500% due 9/20/46	821,720
98,000,000	JPY	0.700% due 12/20/48	538,617
360,000,000	JPY	0.500% due 3/20/49	1,870,115
125,000,000	JPY	0.700% due 6/20/51	666,066
210,000,000	JPY	0.700% due 12/20/51	1,113,168
		Japan Government Twenty Year Bonds:
181,000,000	JPY	1.200% due 9/20/35	1,268,217
200,000,000	JPY	1.000% due 12/20/35	1,368,498
20,000,000	JPY	0.400% due 3/20/36	127,166
		Japan Government Two Year Bonds:
160,000,000	JPY	0.005% due 3/1/24	1,079,772
180,000,000	JPY	0.005% due 4/1/24	1,214,882
80,000,000	JPY	0.005% due 5/1/24	539,998
270,000,000	JPY	0.005% due 10/1/24	1,822,587
157,710,420	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,127,149

		Total Japan	16,887,730

Peru - 0.1%
400,000	PEN	Peruvian Government International Bonds, 5.940% due 2/12/29(c)	105,029

Poland - 0.3%
		Poland Government International Bonds:
200,000	EUR	3.875% due 2/14/33	220,753
100,000		4.875% due 10/4/33	97,255
100,000	EUR	4.250% due 2/14/43	108,520
100,000		5.500% due 4/4/53	96,794

		Total Poland	523,322

Romania - 0.6%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	681,438
200,000	EUR	1.750% due 7/13/30(c)	169,420
100,000	EUR	2.000% due 4/14/33(c)	77,527
50,000	EUR	2.750% due 4/14/41(c)	33,588
200,000	EUR	2.875% due 4/13/42(c)	134,311

		Total Romania	1,096,284

Saudi Arabia - 0.6%
		Saudi Government International Bonds:
400,000		4.750% due 1/18/28(c)	396,819

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 22.6% - (continued)
Saudi Arabia - 0.6% - (continued)
$ 700,000		4.875% due 7/18/33(c)	$685,225

		Total Saudi Arabia	1,082,044

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	87,997
100,000	EUR	1.650% due 3/3/33(c)	75,492

		Total Serbia	163,489

Singapore - 0.4%
1,110,000	SGD	Singapore Government Bonds, 2.250% due 8/1/36	767,577

Spain - 3.8%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	107,114
		Spain Government Bonds:
400,000	EUR	1.450% due 10/31/27(c)	410,714
1,500,000	EUR	1.400% due 7/30/28(c)	1,519,463
450,000	EUR	1.450% due 4/30/29(c)	451,110
400,000	EUR	0.700% due 4/30/32(c)	353,086
2,100,000	EUR	2.550% due 10/31/32(c)	2,144,441
400,000	EUR	1.850% due 7/30/35(c)	363,632
500,000	EUR	1.900% due 10/31/52(c)	342,856
850,000	EUR	3.450% due 7/30/66(c)	792,758
800,000	EUR	1.450% due 10/31/71(c)	392,704

		Total Spain	6,877,878

United Kingdom - 2.2%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,391,622
700,000	GBP	3.500% due 1/22/45	744,736
500,000	GBP	1.750% due 1/22/49	361,274
1,400,000	GBP	0.625% due 10/22/50	688,441
1,300,000	GBP	1.250% due 7/31/51	780,743

		Total United Kingdom	3,966,816

		TOTAL SOVEREIGN BONDS (Cost - $55,547,804)	41,210,335

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9%
259,983		ACAS CLO Ltd., Series 2015-1A, Class AR3, 6.547% (3-Month Term SOFR + 1.152%) due 10/18/28(a)(c)	259,359
334,330		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 6.357% (1-Month Term SOFR + 1.014%) due 8/25/35(a)	319,927
222,636	GBP	ALBA PLC, Series 2007-1, Class A3, 5.509% (Sterling Overnight Index Average + 0.289%) due 3/17/39(a)	271,939
279,508		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 6.894% (3-Month Term SOFR + 1.512%) due 11/2/30(a)(c)	279,845
323,106		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 6.557% (3-Month Term SOFR + 1.162%) due 7/18/29(a)(c)	322,938
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 6.774% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(c)	396,318
371,198		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 5.937% (1-Month Term SOFR + 0.594%) due 5/25/35(a)	305,217
5,281		Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.496% due 2/20/36(a)	4,844
145,479		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.907% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(c)	139,479
400,000		BDS Ltd., Series 2021-FL10, Class A, 6.796% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(c)	396,197
		Bear Stearns Adjustable Rate Mortgage Trust:
1,758		Series 2003-5, Class 1A2, 4.336% due 8/25/33(a)	1,649
2,106		Series 2003-7, Class 6A, 5.612% due 10/25/33(a)	1,966
7,649		Series 2004-2, Class 22A, 5.222% due 5/25/34(a)	7,033
2,707		Series 2004-2, Class 23A, 4.092% due 5/25/34(a)	2,274
31,178		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.770% due 1/26/36(a)	23,169
400,000		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 6.665% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(c)	391,683
148,058	EUR	BlueMountain Fuji Euro CLO II DAC, Series 2017-2A, Class AR, 4.615% (3-Month EURIBOR + 0.650%) due 7/15/30(a)(c)	159,986
300,000	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 4.822% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(c)	320,561
211,151	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 4.618% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	227,346

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
249,835	EUR	Cairn CLO VIII BV, Series 2018-10A, Class AR, 4.745% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(c)	$267,474
$ 363,850		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 6.677% (3-Month Term SOFR + 1.262%) due 4/20/31(a)(c)	363,793
337,490		CIFC Funding Ltd., Series 2017-4A, Class A1R, 6.610% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(c)	337,251
		Countrywide Alternative Loan Trust:
3,468		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,606
17,138		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	8,917
33,090		Series 2007-11T1, Class A12, 5.807% (1-Month Term SOFR + 0.464%) due 5/25/37(a)	11,297
25,556		Series 2007-7T2, Class A9, 6.000% due 4/25/37	11,425
		Countrywide Asset-Backed Certificates:
273,190		Series 2007-9, Class 2A4, 5.707% (1-Month Term SOFR + 0.364%) due 2/25/36(a)	252,837
40,754		Series 2007-12, Class 1A1, 6.197% (1-Month Term SOFR + 0.854%) due 8/25/47(a)	38,179
307,052		Series 2007-13, Class 1A, 6.297% (1-Month Term SOFR + 0.954%) due 10/25/47(a)	289,416
14,787		Countrywide Asset-Backed Notes Trust, Series 2007-SEA2, Class 1A1, 7.457% (1-Month Term SOFR + 2.114%) due 8/25/47(a)(c)	14,772
		Countrywide Home Loan Mortgage Pass-Through Trust:
41,114		Series 2005-2, Class 1A1, 6.097% (1-Month Term SOFR + 0.754%) due 3/25/35(a)	34,903
2,850		Series 2005-3, Class 2A1, 6.037% (1-Month Term SOFR + 0.694%) due 4/25/35(a)	2,550
42,395		Series 2005-9, Class 1A3, 5.917% (1-Month Term SOFR + 0.574%) due 5/25/35(a)	33,347
12,190		Series 2005-11, Class 3A1, 3.689% due 4/25/35(a)	8,656
6,818		Series 2005-HYB9, Class 3A2A, 7.884% (1-Year Term SOFR + 2.465%) due 2/20/36(a)	5,724
500,232		Series 2007-4, Class 1A47, 6.000% due 5/25/37	222,254
92,009		Series 2007-19, Class 2A1, 6.500% due 11/25/47	45,756
		Credit Suisse Commercial Mortgage Capital Trust:
34,286		Series 2007-5R, Class A5, 6.500% due 7/26/36	8,625
80,228		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(c)	62,834
128,313		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	23,753
299,352	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 4.615% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(c)	320,794
386,810		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 6.207% (1-Month Term SOFR + 0.864%) due 10/25/47(a)	271,630
298,451	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 4.625% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(c)	317,851
386,577		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.675% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	386,025
180,060		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.635% (3-Month Term SOFR + 1.242%) due 4/15/28(a)(c)	180,038
289,561		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 6.590% (3-Month Term SOFR + 1.212%) due 10/25/30(a)(c)	288,948
342,929		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 6.507% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(c)	323,945
400,000		Elmwood CLO VII Ltd., Series 2020-4A, Class AR, 7.054% (3-Month Term SOFR + 1.630%) due 1/17/34(a)(c)	399,944
68,282	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 5.731% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	84,481
224,060	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 6.289% (Sterling Overnight Index Average + 1.069%) due 6/13/45(a)	280,369
375,334		Extended Stay America Trust, Series 2021-ESH, Class A, 6.517% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	371,346
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
7,709		Series 2391, Class FJ, 5.939% (30-Day Average SOFR + 0.614%) due 4/15/28(a)	7,685
19,970		Series 2614, Class SJ, 4.707% (19.348% - 2.750% x 30-Day Average SOFR) due 5/15/33(e)	20,443
71,562		Series 4579, Class FD, 5.198% (30-Day Average SOFR + 0.464%) due 1/15/38(a)	70,095
71,562		Series 4579, Class SD, 0.000% due 1/15/38(a)(f)	3,514
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
11,156		Series T-35, Class A, 5.723% (30-Day Average SOFR + 0.394%) due 9/25/31(a)	11,173
16,965		Series T-62, Class 1A1, 6.129% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	15,094
3,764		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,711
		Federal National Mortgage Association (FNMA), REMICS:
3,817		Series 2003-34, Class A1, 6.000% due 4/25/43	3,804
4,566		Series 2006-48, Class TF, 5.843% (30-Day Average SOFR + 0.514%) due 6/25/36(a)	4,455
47,604		Series 2009-104, Class FA, 6.243% (30-Day Average SOFR + 0.914%) due 12/25/39(a)	47,131
23,049		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	22,732
400,000		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 7.178% (30-Day Average SOFR + 1.850%) due 2/23/39(a)(c)	389,068
348,123		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.625% (3-Month Term SOFR + 1.232%) due 10/15/30(a)(c)	347,291
497,014		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.745% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(c)	497,008

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
$ 10,700		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.266% due 11/19/35(a)	$9,073
		Government National Mortgage Association (GNMA):
214,731		Series 2016-H15, Class FA, 6.239% (1-Month Term SOFR + 0.914%) due 7/20/66(a)	213,699
4,312		Series 2017-121, Class PE, 3.000% due 7/20/46	4,051
805,935		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(c)	627,789
		GS Mortgage-Backed Securities Trust:
83,714		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(c)	65,238
83,126		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(c)	64,907
		GSR Mortgage Loan Trust:
1,959		Series 2003-1, Class A2, 6.780% (1-Year CMT Index + 1.750%) due 3/25/33(a)	1,913
39,052		Series 2005-AR7, Class 2A1, 4.326% due 11/25/35(a)	38,638
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 7.102% (3-Month Term SOFR + 1.712%) due 11/30/32(a)(c)	400,397
		Harborview Mortgage Loan Trust:
9,868		Series 2005-2, Class 2A1A, 5.886% (1-Month Term SOFR + 0.554%) due 5/19/35(a)	8,806
15,639		Series 2005-3, Class 2A1A, 5.926% (1-Month Term SOFR + 0.594%) due 6/19/35(a)	14,690
45,952		Series 2006-SB1, Class A1A, 5.779% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	37,884
61,625		Series 2007-1, Class 2A1A, 5.706% (1-Month Term SOFR + 0.374%) due 3/19/37(a)	53,474
233,884	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 4.608% (3-Month EURIBOR + 0.650%) due 6/26/30(a)(c)	251,590
500,000	EUR	Hayfin Emerald CLO, Series 12-A, Class A (3-Month EURIBOR + 1.740%) due 1/25/37(a)(c)	544,327
		JP Morgan Mortgage Trust:
2,004		Series 2003-A2, Class 3A1, 4.737% due 11/25/33(a)	1,847
444		Series 2005-A1, Class 6T1, 4.265% due 2/25/35(a)	404
335,056		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(c)	260,994
988,790		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(c)	804,891
839,035		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(c)	686,173
614,554		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(c)	500,257
834,281		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(c)	706,906
86,885		LCM XIII LP, Series 13A, Class AR3, 6.528% (3-Month USD-LIBOR + 1.132%) due 7/19/27(a)(c)	86,853
311,664	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 5.574% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	376,079
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	259,545
173,559		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 6.695% (3-Month Term SOFR + 1.302%) due 10/15/30(a)(c)	173,570
2,207		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.993% due 2/25/33(a)	2,031
41,022		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.294% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(c)	40,700
139,192		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(c)	127,504
900,000		Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.957% (3-Month Term SOFR + 1.590%) due 10/24/32(a)(c)	901,279
		New Residential Mortgage Loan Trust:
170,473		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	159,256
179,572		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	166,110
401,487	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 5.723% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	484,847
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 5.997% (1-Month Term SOFR + 0.654%) due 5/25/36(a)	367,608
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.532% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(c)	365,735
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 6.387% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	284,024
55,462		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 5.597% (1-Month Term SOFR + 0.254%) due 3/25/37(a)	47,797
500,000		OZLM IX Ltd., Series 2014-9A, Class A1A3, 6.777% (3-Month Term SOFR + 1.362%) due 10/20/31(a)(c)	500,365
500,000	EUR	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A (3-Month EURIBOR + 1.500%) due 5/15/33(a)(c)	543,429
284,886		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	263,373
500,000		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(c)	506,381
		RALI Trust:
74,281		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	58,005
40,937		Series 2007-QO2, Class A1, 5.607% (1-Month Term SOFR + 0.264%) due 2/25/47(a)	14,310
		Residential Asset Securitization Trust:
13,400		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	5,091
36,905		Series 2006-R1, Class A2, 5.857% (1-Month Term SOFR + 0.514%) due 1/25/46(a)	10,706

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9% - (continued)
112,649	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 6.470% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(c)	$142,636
152,765	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 5.499% (Sterling Overnight Index Average + 0.279%) due 12/15/43(a)	186,253
820,635	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 5.921% (Sterling Overnight Index Average + 0.700%) due 8/28/56(a)(c)	1,035,486
		RMAC Securities No 1 PLC:
294,251	GBP	Series 2006-NS3X, Class A2A, 5.489% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	358,872
153,201	GBP	Series 2006-NS1X, Class A2A, 5.489% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	187,667
308,133	EUR	Shamrock Residential DAC, Series 2022-1, Class A, 4.668% (1-Month EURIBOR + 0.850%) due 1/24/61(a)	334,377
$ 765,877		Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, 6.750% (3-Month Term SOFR + 1.372%) due 4/25/31(a)(c)	763,931
313,339		Sound Point CLO XVII, Series 2017-3A, Class A1R, 6.657% (3-Month Term SOFR + 1.242%) due 10/20/30(a)(c)	312,743
978,203		Soundview Home Loan Trust, Series 2006-3, Class A4, 5.957% (1-Month Term SOFR + 0.614%) due 11/25/36(a)	900,443
290,623	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 6.122% (Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(c)	367,317
		Structured Adjustable Rate Mortgage Loan Trust:
1,982		Series 2004-1, Class 4A1, 6.447% due 2/25/34(a)	1,831
2,931		Series 2004-4, Class 3A2, 6.624% due 4/25/34(a)	2,889
22,147		Series 2004-19, Class 2A1, 6.329% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	18,617
		Structured Asset Mortgage Investments II Trust:
22,308		Series 2005-AR2, Class 2A1, 5.917% (1-Month Term SOFR + 0.574%) due 5/25/45(a)	19,573
22,575		Series 2005-AR8, Class A1A, 6.017% (1-Month Term SOFR + 0.674%) due 2/25/36(a)	18,187
17,226		Series 2006-AR5, Class 1A1, 5.877% (1-Month Term SOFR + 0.534%) due 5/25/36(a)	11,340
95,650		Series 2007-AR4, Class A3, 5.897% (1-Month Term SOFR + 0.554%) due 9/25/47(a)	80,817
55,200		Series 2007-AR6, Class A1, 6.429% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	43,698
45,231		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 5.737% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(c)	37,001
900,000		Symphony CLO 39 Ltd., Series 2023-39A, Class A, 7.002% (3-Month Term SOFR + 1.590%) due 4/25/34(a)(c)	900,696
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 6.735% (3-Month Term SOFR + 1.342%) due 7/15/31(a)(c)	397,341
312,168	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 6.572% (Sterling Overnight Index Average + 1.350%) due 7/20/45(a)(c)	394,528
194,787	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 6.571% (Sterling Overnight Index Average + 1.350%) due 5/20/45(a)	246,310
		Towd Point Mortgage Trust:
554,019		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	511,863
141,388		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(c)	131,584
113,113	GBP	Trinity Square PLC, Series 2021-1A, Class A, 6.071% (Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(c)	142,925
62,090		US Capital Funding II Ltd./US Capital Funding II Corp., 6.389% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	61,779
88,623		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(c)	72,030
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 6.812% (3-Month Term SOFR + 1.422%) due 7/30/32(a)(c)	395,364
27,901		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.535% (3-Month Term SOFR + 1.142%) due 4/15/27(a)(c)	27,876
68,092		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 6.609% (3-Month Term SOFR + 1.212%) due 6/20/29(a)(c)	68,100
176,371		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 6.717% (3-Month Term SOFR + 1.302%) due 9/15/30(a)(c)	175,575
274,538		Voya CLO Ltd., Series 2017-1A, Class A1R, 6.614% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(c)	274,484
		WaMu Mortgage Pass-Through Certificates Trust:
3,999		Series 2002-AR9, Class 1A, 6.329% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	3,720
1,157		Series 2003-AR5, Class A7, 4.822% due 6/25/33(a)	1,134
43,743		Series 2003-AR9, Class 2A, 5.909% due 9/25/33(a)	39,186
105,992		Series 2004-AR1, Class A, 4.334% due 3/25/34(a)	102,552
13,339		Series 2005-AR13, Class A1A1, 6.037% (1-Month Term SOFR + 0.694%) due 10/25/45(a)	12,502
20,634		Series 2006-AR10, Class 2A1, 4.233% due 9/25/36(a)	17,268
34,707		Series 2006-AR13, Class 2A, 6.429% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(a)	30,506
15,325		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 5.869% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	9,179
41,073		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 5.372% due 12/25/32(a)	39,624
362,020		Wind River CLO Ltd., Series 2014-1A, Class ARR, 6.707% (3-Month Term SOFR + 1.312%) due 7/18/31(a)(c)	361,383

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,333,672)	30,830,407

CORPORATE BONDS & NOTES - 9.4%
Belgium - 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(c)	198,487

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 9.4% - (continued)
Canada - 0.1%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	$102,319

Cayman Islands - 0.1%
$ 200,000		Sands China Ltd., Senior Unsecured Notes, 5.650% due 8/8/28	191,633

Denmark - 3.9%
		Jyske Realkredit AS, Covered Notes:
11,700,000	DKK	1.000% due 1/1/24	1,702,753
2,400,000	DKK	1.000% due 4/1/24	347,377
5,910,401	DKK	1.000% due 10/1/50	622,019
474,369	DKK	1.500% due 10/1/53	53,252
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
9,400,000	DKK	1.000% due 4/1/24	1,360,043
9,753,585	DKK	1.000% due 10/1/50	989,584
189,529	DKK	1.500% due 10/1/53	21,279
		Nykredit Realkredit AS, Covered Notes:
10,496,105	DKK	1.000% due 10/1/50	1,082,192
3,168,354	DKK	1.500% due 10/1/53	335,269
		Realkredit Danmark AS, Covered Notes:
2,200,000	DKK	1.000% due 4/1/24	318,419
1,213,952	DKK	1.000% due 10/1/50	130,472
794,010	DKK	1.500% due 10/1/53	83,807

		Total Denmark	7,046,466

France - 0.6%
200,000		BNP Paribas SA, Senior Non-Preferred Notes, 3.800% due 1/10/24(c)	199,593
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(c)	405,270
		Societe Generale SA, Senior Non-Preferred Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(a)(c)	234,991
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(a)(c)	319,674

		Total France	1,159,528

Germany - 1.0%
		Deutsche Bank AG, Senior Non-Preferred Notes:
100,000	GBP	2.625% due 12/16/24	121,478
100,000	EUR	1.000% (1.600% - 3-Month EURIBOR) due 11/19/25(e)	105,230
350,000		3.961% (SOFR + 2.581%) due 11/26/25(a)	340,844
300,000	EUR	2.625% due 2/12/26	317,207
200,000	EUR	1.625% due 1/20/27	200,169
400,000		2.552% (SOFR + 1.318%) due 1/7/28(a)	357,664
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(e)	181,626
200,000		Deutsche Bank AG, (Cost - $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(a)(g)	156,586

		Total Germany	1,780,804

Italy - 0.1%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Preferred Notes, 2.625% due 4/28/25	104,628
100,000	EUR	Covered Notes, 0.875% due 10/8/26	99,982

		Total Italy	204,610

Japan - 0.1%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	180,213

Luxembourg - 0.0%@
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	56,966

Netherlands - 0.2%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(c)	404,093

Qatar - 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(c)	164,148

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 9.4% - (continued)
Switzerland - 1.0%
		UBS Group AG, Senior Unsecured Notes:
$ 250,000		4.282% due 1/9/28(c)	$236,370
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	230,277
350,000	EUR	7.750% (1-Year EURIBOR Ice Swap Rate + 4.950%) due 3/1/29(a)	429,755
300,000	GBP	2.125% (1-Year United Kingdom Government Bond Generic Bid Yield + 1.550%) due 11/15/29(a)	321,254
600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	612,714

		Total Switzerland	1,830,370

United Kingdom - 1.3%
800,000		Barclays PLC, Senior Unsecured Notes, 6.496% (SOFR + 1.880%) due 9/13/27(a)	806,670
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(a)	189,268
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	125,005
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(c)	272,703
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(c)	912,020

		Total United Kingdom	2,305,666

United States - 0.8%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	GBP	2.748% due 6/14/24	124,017
100,000	EUR	4.675% (3-Month EURIBOR + 0.700%) due 12/1/24(a)	109,069
200,000		5.125% due 6/16/25	195,571
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	133,898
400,000		Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 6.484% (SOFR + 1.770%) due 10/24/29(a)	414,194
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(d)(h)	2,925
		Pacific Gas & Electric Co., 1st Mortgage Notes:
100,000		3.450% due 7/1/25	95,911
200,000		4.400% due 3/1/32	176,304
100,000		Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(c)	95,548
200,000		Wells Fargo & Co., Senior Unsecured Notes, 3.908% (SOFR + 1.320%) due 4/25/26(a)	194,718

		Total United States	1,542,155

		TOTAL CORPORATE BONDS & NOTES (Cost - $19,280,207)	17,167,458

U.S. GOVERNMENT OBLIGATIONS - 4.8%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40(i)	122,406
1,100,000		1.875% due 2/15/41(i)	732,359
		U.S. Treasury Inflation Indexed Notes:
1,429,439		0.250% due 1/15/25	1,380,212
1,310,749		0.125% due 4/15/25	1,256,185
1,247,800		0.500% due 1/15/28(i)(j)(k)	1,160,606
1,033,542		0.125% due 7/15/31(i)	891,100
1,332,408		0.125% due 1/15/32	1,133,010
105,934		0.625% due 7/15/32(i)(k)	93,610
1,446,592		1.125% due 1/15/33	1,324,358
		U.S. Treasury Notes:
600,000		2.875% due 4/30/25(l)	582,996
200,000		4.000% due 2/29/28(i)	197,246

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $9,757,471)	8,874,088

ASSET-BACKED SECURITIES - 0.4%
Automobiles - 0.2%
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	393,726

Student Loans - 0.2%
28,974		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 6.590% (90-Day Average SOFR + 1.212%) due 4/25/38(a)	28,917

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
ASSET-BACKED SECURITIES - 0.4% - (continued)
Student Loans - 0.2% - (continued)
$ 294,379		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 6.774% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(c)	$292,312

		Total Student Loans	321,229

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $723,311)	714,955

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $169,444,728)	149,556,442

SHORT-TERM INVESTMENTS - 31.2%
COMMERCIAL PAPERS - 0.7%
750,000		AT&T Inc., 6.032% due 3/19/24(c)(m)	737,056
250,000		Fidelity National Information Services Inc., 5.577% due 12/19/23(c)(m)	249,305
300,000		RTX Corp., 5.596% due 12/20/23(c)(m)	299,118

		TOTAL COMMERCIAL PAPERS
		(Cost - $1,285,479)	1,285,479

REPURCHASE AGREEMENT - 7.1%
13,000,000

Citigroup Global Markets Inc. repurchase agreement dated 11/30/23, 5.420% due 12/1/23, Proceeds at maturity - $13,001,957; (Fully collateralized by U.S. Treasury Notes, 0.375% due 1/31/26; Market Valued - $13,246,547)

		(Cost - $13,000,000)	13,000,000

SOVEREIGN BONDS - 21.2%
Japan - 21.2%
		Japan Treasury Discount Bills:
110,000,000	JPY	(0.169)% due 12/11/23(m)	742,328
320,000,000	JPY	(0.157)% due 12/18/23(m)	2,159,424
220,000,000	JPY	(0.167)% due 12/25/23(m)	1,484,647
1,260,000,000	JPY	(0.270)% due 1/9/24(m)	8,505,893
630,000,000	JPY	(0.216)% due 1/22/24(m)	4,252,187
710,000,000	JPY	(0.211)% due 1/29/24(m)	4,792,089
810,000,000	JPY	(0.207)% due 2/5/24(m)	5,466,971
90,000,000	JPY	(0.202)% due 2/13/24(m)	607,437
200,000,000	JPY	(0.217)% due 2/19/24(m)	1,349,903
1,380,000,000	JPY	(0.242)% due 2/26/24(m)	9,315,101

		TOTAL SOVEREIGN BONDS
		(Cost - $38,350,008)	38,675,980

TIME DEPOSITS - 2.2%
152,236	AUD	ANZ National Bank - Hong Kong, 2.900% due 12/1/23	100,582
		BBH - Grand Cayman:
1,130	DKK	2.500% due 12/1/23	165
19,710	SEK	2.700% due 12/1/23	1,877
4,332	NOK	3.090% due 12/1/23	400
25,054	NZD	3.350% due 12/1/23	15,428
143,704	GBP	4.160% due 12/1/23	181,426
		BNP Paribas - Paris:
12,264	CHF	0.560% due 12/1/23	14,007
8,039	ZAR	6.570% due 12/1/23	427
517,112	EUR	Citibank - London, 2.810% due 12/1/23	562,928
452	HKD	HSBC Bank - Hong Kong, 3.220% due 12/1/23	58
11,701	SGD	HSBC Bank - Singapore, 2.500% due 12/1/23	8,747
1,306,531		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	1,306,531
		Royal Bank of Canada - Toronto:
507,714	CAD	3.790% due 12/1/23	374,172
1,313,728		4.680% due 12/1/23	1,313,728
7,403,088	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.330)% due 12/1/23	49,938

		TOTAL TIME DEPOSITS
		(Cost - $3,930,414)	3,930,414

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $56,565,901)	56,891,873

		TOTAL INVESTMENTS IN SECURITIES
		(Cost - $226,010,629)	206,448,315

		TOTAL INVESTMENTS IN PURCHASED OPTIONS - 0.1%
		(Cost - $126,042)	223,064

		TOTAL INVESTMENTS - 113.2%
		(Cost - $226,136,671)	206,671,379

		Liabilities in Excess of Other Assets - (13.2)%	(24,106,265)

		TOTAL NET ASSETS - 100.0%	$182,565,114

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $42,076,840 and represents 23.0% of net assets.

(d)	Illiquid security.
(e)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2023.
(f)	Interest only security.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2023, amounts to $156,586 and represents 0.1% of net assets.
(h)	Security is currently in default.
(i)	All or a portion of this security is held at the broker as collateral for open OTC swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	All or a portion of this security is held at the broker as collateral for open securities purchased on a forward commitment basis.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(m)	Rate shown represents yield-to-maturity.

At November 30, 2023 for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 226,136,671	$ 8,243,285	$ (30,037,124)	$ (21,793,839)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
DAC	—	Designated Acitivity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PAM	—	Paid at Maturity
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	24.6%
Sovereign Bonds	19.9
Collateralized Mortgage Obligations	14.9
Corporate Bonds & Notes	8.3
U.S. Government Obligations	4.3
Asset-Backed Securities	0.4
Purchased Options	0.1
Short-Term Investments	27.5

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
581,000	10,091,302 MXN	OTC U.S. Dollar versus Mexican Peso, Put	DUB	12/8/23	MXN 17.15	$1,142

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
4,800,000	$270,658	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	3/26/24	5.500%	$954
3,500,000	197,355	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/24	4.750%	6,870
16,300,000	919,108	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	7/10/24	4.750%	32,256
9,900,000	558,231	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	3/26/24	5.500%	1,967
11,400,000	642,812	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	JPM	3/26/24	5.500%	2,265
600,000	33,832	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.180%	86,654

		Total Interest Rate Swaptions				$130,966

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	196,000,000 EUR	OTC French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR 97.00	$90,956

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $126,042)				$223,064

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following Options Contracts Written:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
581,000	$581,000	OTC U.S. Dollar versus Mexican Peso, Put	DUB	12/8/23	MXN 16.60	$21

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	80,321	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	JPM	12/16/24	0.820%	$799
400,000	$22,555		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	BOA	12/1/23	2.150%	–
600,000	33,832		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	4/8/24	2.790%	85
300,000	16,916		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/7/23	2.250%	–
700,000	39,471		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/2/24	2.697%	75
200,000	11,277		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/8/24	2.721%	26
5,400,000	304,490		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.310%	138,863
400,000	22,555		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	12/1/23	3.650%	5,651
3,500,000	197,355		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/24	5.250%	2,644
600,000	33,832		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	4/8/24	2.790%	10,890
16,300,000	919,108		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	7/10/24	5.250%	12,279
700,000	39,471		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/2/24	2.697%	13,455
200,000	11,277		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/8/24	2.721%	3,758
300,000	16,916		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/7/23	3.750%	3,897
400,000	15,900	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	GSC	12/29/23	2.760%	932
400,000	15,900	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	GSC	12/29/23	3.090%	694
300,000	16,916		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/29/23	3.684%	881
350,000	19,735		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/28/23	3.750%	1,374
350,000	19,735		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/28/23	3.810%	1,855
300,000	16,916		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/29/23	4.084%	1,931
350,000	19,735		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/28/23	4.150%	1,660
350,000	19,735		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/28/23	4.210%	1,288
200,000	7,950	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	85,554

			Total Interest Rate Swaptions				$288,591

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
3	$ 709,688	3-Month SOFR Futures, Call	BNP	12/15/23	$98.00	$19

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $113,106)				$288,631

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 2,100,000	2.000% due 12/1/38(a)	$1,836,750
1,300,000	3.000% due 12/1/53(a)	1,097,941
3,900,000	4.500% due 12/1/53(a)	3,654,727
17,250,000	2.000% due 1/1/54(a)	13,435,669

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $19,621,207)	$20,025,087

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	3	3/24	$723,750	$709,669	$(14,081)
3-Month SOFR Futures	36	9/25	8,657,218	8,665,200	7,982
3-Month SOFR Futures	119	6/24	28,223,916	28,208,950	(14,966)
3-Month SOFR Futures	36	12/25	8,667,404	8,675,100	7,696
Australian Government 3-Year Bond Futures	54	12/23	3,786,473	3,765,562	(20,911)
Canada Government 10-Year Bond Futures	53	3/24	4,623,259	4,677,780	54,521
Euro-Bobl Futures	33	3/24	4,215,473	4,204,881	(10,592)
Euro-BTP Futures	51	12/23	6,238,429	6,382,973	144,544
Euro-BTP Futures	88	3/24	10,974,503	10,959,154	(15,349)
Euro-Bund Futures	17	3/24	2,462,718	2,454,848	(7,870)
Euro-Buxl 30-Year Bond Futures	11	12/23	1,594,298	1,557,895	(36,403)
Euro-OAT Futures	47	12/23	6,452,230	6,503,481	51,251
Euro-Schatz Note Futures	100	12/23	11,471,933	11,472,211	278
U.S. Treasury Ultra Long Bond Futures	1	3/24	121,491	123,000	1,509

					147,609

Contracts to Sell:
3-Month SOFR Futures	144	3/25	34,469,063	34,486,200	(17,137)
3-Month SOFR Futures	20	9/24	4,767,338	4,756,501	10,837
3-Month SOFR Futures	27	12/24	6,456,375	6,444,225	12,150
Australian Government 10-Year Bond Futures	36	12/23	2,735,758	2,679,632	56,126
Japan Government 10-Year Bond Futures	6	12/23	5,910,124	5,927,754	(17,630)
U.S. Treasury 2-Year Note Futures	13	3/24	2,651,661	2,657,992	(6,331)
U.S. Treasury 5-Year Note Futures	106	3/24	11,283,197	11,326,266	(43,069)
U.S. Treasury 10-Year Note Futures	69	3/24	7,541,004	7,575,984	(34,980)
U.S. Treasury Long Bond Futures	11	3/24	1,271,134	1,280,813	(9,679)
U.S. Ultra Long Bond Futures	28	3/24	3,159,201	3,178,437	(19,236)
United Kingdom Treasury 10-Year Gilt Futures	33	3/24	3,984,803	4,027,930	(43,127)

					(112,076)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$35,533

At November 30, 2023, International Fixed Income Fund had deposited cash of $1,148,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	551,000	USD	349,744	JPM	$364,046	12/4/23	$14,302
Brazilian Real	809,412	USD	165,483	BNP	164,449	12/4/23	(1,034)
Brazilian Real	408,756	USD	83,569	BNP	83,048	12/4/23	(521)
Brazilian Real	1,231,331	USD	248,047	DUB	247,731	3/4/24	(316)
Brazilian Real	1,219,400	USD	247,067	DUB	247,747	12/4/23	680
Brazilian Real	254,098	USD	50,000	GSC	51,625	12/4/23	1,625
Brazilian Real	505,164	USD	99,776	GSC	101,727	2/2/24	1,951
Brazilian Real	6,133,691	USD	1,200,918	GSC	1,235,162	2/2/24	34,244
Brazilian Real	256,155	USD	52,229	JPM	51,583	2/2/24	(646)
Brazilian Real	254,353	USD	51,535	JPM	51,677	12/4/23	142
British Pound	219,000	USD	272,155	BCLY	276,488	12/4/23	4,333
British Pound	1,128,862	USD	1,431,386	BNP	1,425,188	12/4/23	(6,198)
British Pound	296,095	USD	375,952	BOA	373,820	12/4/23	(2,132)
British Pound	1,083,564	USD	1,369,614	UBS	1,368,000	12/4/23	(1,614)
British Pound	184,000	USD	229,044	UBS	232,300	12/4/23	3,256
Canadian Dollar	4,815,908	USD	3,541,611	GSC	3,549,199	12/4/23	7,588
Chilean Peso	358,662,289	USD	400,740	DUB	410,769	12/20/23	10,029
Chinese Offshore Renminbi	897,000	USD	123,969	GSC	126,617	3/26/24	2,648
Danish Krone	9,774,430	USD	1,438,750	BNP	1,427,341	12/4/23	(11,409)
Danish Krone	12,948,702	USD	1,906,144	GSC	1,890,874	12/4/23	(15,270)
Euro	257,000	USD	282,362	BCLY	279,770	12/4/23	(2,592)
Euro	298,000	USD	320,654	BCLY	324,403	12/4/23	3,749
Euro	135,000	USD	148,082	BNP	146,961	12/4/23	(1,121)
Euro	322,000	USD	350,283	BNP	350,529	12/4/23	246
Euro	254,000	USD	277,676	BOA	276,982	1/9/24	(694)
Euro	115,000	USD	122,814	BOA	125,189	12/4/23	2,375
Euro	16,157,764	USD	17,734,506	HSBC	17,589,343	12/4/23	(145,163)
Euro	305,000	USD	331,662	JPM	332,023	12/4/23	361
Euro	247,000	USD	261,618	SCB	268,884	12/4/23	7,266
Hungarian Forint	155,556,820	USD	424,017	HSBC	442,728	1/24/24	18,711
Indian Rupee	7,496,100	USD	90,000	BCLY	89,869	12/20/23	(131)
Indian Rupee	15,616,402	USD	187,272	BNP	187,191	12/28/23	(81)
Indian Rupee	8,247,400	USD	98,913	BNP	98,860	12/28/23	(53)
Indian Rupee	13,535,254	USD	162,612	BOA	162,271	12/20/23	(341)
Indian Rupee	6,807,943	USD	81,782	BOA	81,619	12/20/23	(163)
Indian Rupee	58,362,504	USD	698,472	BOA	699,697	12/20/23	1,225
Indian Rupee	5,321,214	USD	63,815	HSBC	63,784	12/28/23	(31)
Indian Rupee	73,443,913	USD	890,000	JPM	880,505	12/20/23	(9,495)
Indian Rupee	205,901,331	USD	2,464,674	JPM	2,463,716	2/29/24	(958)
Indian Rupee	13,675,100	USD	164,093	JPM	163,948	12/20/23	(145)
Indian Rupee	13,799,668	USD	165,132	JPM	165,442	12/20/23	310
Indian Rupee	13,141,978	USD	157,863	SCB	157,556	12/20/23	(307)
Indian Rupee	12,510,152	USD	150,054	SCB	149,982	12/20/23	(72)
Indonesian Rupiah	356,765,162	USD	23,041	BCLY	23,002	12/4/23	(39)
Indonesian Rupiah	1,397,196,000	USD	90,000	BCLY	90,009	3/20/24	9
Indonesian Rupiah	4,026,410,964	USD	261,230	BNP	259,387	3/20/24	(1,843)
Indonesian Rupiah	662,344,906	USD	42,776	BNP	42,704	12/4/23	(72)
Indonesian Rupiah	3,109,955,460	USD	200,000	BNP	200,471	12/27/23	471
Indonesian Rupiah	9,237,083,476	USD	587,091	BNP	595,065	3/20/24	7,974
Indonesian Rupiah	1,663,083,864	USD	108,316	GSC	107,138	3/20/24	(1,178)
Indonesian Rupiah	1,978,319,739	USD	128,334	HSBC	127,446	3/20/24	(888)
Indonesian Rupiah	132,043,310	USD	8,528	HSBC	8,514	12/4/23	(14)
Indonesian Rupiah	1,624,213,678	USD	105,202	JPM	104,634	3/20/24	(568)
Indonesian Rupiah	1,592,310,040	USD	102,796	JPM	102,663	12/4/23	(133)
Indonesian Rupiah	731,662,911	USD	47,754	SCB	47,135	3/20/24	(619)
Indonesian Rupiah	441,677,040	USD	28,525	SCB	28,477	12/4/23	(48)
Japanese Yen	680,430,775	USD	4,613,090	BNP	4,589,907	12/4/23	(23,183)
Japanese Yen	724,821,952	USD	4,882,271	BOA	4,889,352	12/4/23	7,081
Japanese Yen	27,300,000	USD	182,213	DUB	184,155	12/4/23	1,942
Japanese Yen	30,600,000	USD	202,645	GSC	206,415	12/4/23	3,770
Japanese Yen	84,800,000	USD	563,250	HSBC	572,026	12/4/23	8,776
Korean Won	116,205,184	USD	90,000	BNP	89,490	12/20/23	(510)
Mexican Peso	4,953,000	USD	283,737	BCLY	282,333	1/31/24	(1,404)
Mexican Peso	3,620,000	USD	207,774	BCLY	208,079	12/14/23	305
Mexican Peso	2,846,000	USD	161,617	BCLY	162,229	1/31/24	612
Mexican Peso	17,134,000	USD	984,916	GSC	984,866	12/14/23	(50)
Mexican Peso	5,146,000	USD	300,184	HSBC	295,793	12/14/23	(4,391)
New Taiwan Dollar	75,852	USD	2,400	BCLY	2,421	12/20/23	21
New Taiwan Dollar	1,991,599	USD	63,000	BNP	63,555	12/20/23	555
New Taiwan Dollar	4,222,514	USD	132,276	BNP	134,746	12/20/23	2,470
New Taiwan Dollar	4,243,377	USD	131,872	BNP	135,412	12/20/23	3,540
New Taiwan Dollar	8,934,366	USD	280,500	BNP	285,107	12/20/23	4,607
New Taiwan Dollar	3,036,153	USD	95,400	GSC	96,888	12/20/23	1,488
New Taiwan Dollar	35,019	USD	1,100	JPM	1,117	12/20/23	17
New Taiwan Dollar	1,377,534	USD	43,546	JPM	43,959	12/20/23	413
New Taiwan Dollar	1,617,221	USD	51,142	JPM	51,607	12/20/23	465
New Taiwan Dollar	4,675,203	USD	147,000	JPM	149,156	12/18/23	2,156
New Taiwan Dollar	1,601,874	USD	50,879	SCB	51,118	12/20/23	239
New Taiwan Dollar	8,268,000	USD	260,000	SCB	263,779	12/18/23	3,779
New Zealand Dollar	31,007	USD	18,890	BOA	19,094	12/4/23	204
New Zealand Dollar	774,000	USD	470,331	GSC	476,629	12/4/23	6,298
Norwegian Krone	804,220	USD	75,637	BOA	74,388	1/9/24	(1,249)
Norwegian Krone	1,000,000	USD	89,804	NWM	92,393	12/4/23	2,589
Norwegian Krone	3,834,255	USD	344,673	SCB	354,260	12/4/23	9,587
Norwegian Krone	4,473,592	USD	419,349	UBS	413,797	1/9/24	(5,552)
Norwegian Krone	5,263,453	USD	472,915	UBS	486,308	12/4/23	13,393
Peruvian Sol	465,498	USD	125,000	GSC	124,412	12/20/23	(588)
Polish Zloty	352,000	USD	87,636	BCLY	87,857	1/22/24	221
Polish Zloty	2,058,747	USD	513,387	BNP	513,852	1/22/24	465
South African Rand	2,162,000	USD	117,786	BNP	114,516	12/20/23	(3,270)
South African Rand	5,641,635	USD	298,416	BNP	298,824	12/20/23	408
South African Rand	1,876,121	USD	101,536	DUB	99,374	12/20/23	(2,162)
South African Rand	5,978,701	USD	324,188	GSC	316,678	12/20/23	(7,510)
South African Rand	1,912,166	USD	100,172	UBS	101,008	1/19/24	836

							(56,026)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	968,000	USD	636,784	SCB	$639,558	12/4/23	$(2,774)
Brazilian Real	1,218,168	USD	246,818	BNP	247,497	12/4/23	(679)
Brazilian Real	1,219,400	USD	248,047	DUB	247,747	12/4/23	300
Brazilian Real	3,000,000	USD	592,140	GSC	607,324	1/3/24	(15,184)
Brazilian Real	254,098	USD	51,484	GSC	51,626	12/4/23	(142)
Brazilian Real	1,000,000	USD	199,829	JPM	202,442	1/3/24	(2,613)
Brazilian Real	254,353	USD	52,229	JPM	51,678	12/4/23	551
British Pound	7,824,189	USD	9,491,289	BCLY	9,878,041	12/4/23	(386,752)
British Pound	137,000	USD	168,495	BNP	172,963	12/4/23	(4,468)
British Pound	1,128,862	USD	1,431,883	BNP	1,425,675	1/9/24	6,208
British Pound	296,095	USD	376,083	BOA	373,947	1/9/24	2,136
British Pound	1,083,564	USD	1,370,102	UBS	1,368,467	1/9/24	1,635
British Pound	5,049,668	USD	6,391,643	UBS	6,377,382	1/9/24	14,261
Canadian Dollar	1,920,000	USD	1,412,889	BNP	1,414,990	12/4/23	(2,101)
Canadian Dollar	370,000	USD	272,898	BNP	272,681	12/4/23	217
Canadian Dollar	277,000	USD	199,676	DUB	204,142	12/4/23	(4,466)
Canadian Dollar	4,812,889	USD	3,541,611	GSC	3,549,203	1/9/24	(7,592)
Canadian Dollar	4,133,528	USD	2,993,142	HSBC	3,046,302	12/4/23	(53,160)
Canadian Dollar	405,000	USD	295,761	UBS	298,475	12/4/23	(2,714)
Chilean Peso	354,062,426	USD	385,434	BNP	405,501	12/20/23	(20,067)
Chinese Offshore Renminbi	1,543,255	USD	214,430	BNP	217,840	3/26/24	(3,410)
Chinese Offshore Renminbi	1,169,000	USD	161,678	BNP	165,011	3/26/24	(3,333)
Chinese Offshore Renminbi	2,304,973	USD	317,485	BOA	325,361	3/26/24	(7,876)
Chinese Offshore Renminbi	1,769,306	USD	245,328	BOA	249,748	3/26/24	(4,420)
Chinese Offshore Renminbi	2,364,041	USD	328,075	DUB	333,699	3/26/24	(5,624)
Chinese Offshore Renminbi	1,107,908	USD	153,552	GSC	156,388	3/26/24	(2,836)
Chinese Offshore Renminbi	10,180,000	USD	1,412,596	HSBC	1,436,968	3/26/24	(24,372)
Chinese Offshore Renminbi	6,103,000	USD	844,763	HSBC	861,475	3/26/24	(16,712)
Chinese Offshore Renminbi	2,383,106	USD	329,181	SCB	336,390	3/26/24	(7,209)
Chinese Offshore Renminbi	7,793,000	USD	1,098,537	SCB	1,100,029	3/26/24	(1,492)
Danish Krone	5,805,733	USD	867,328	BCLY	853,358	4/2/24	13,970
Danish Krone	4,525,488	USD	674,897	BNP	665,181	4/2/24	9,716
Danish Krone	9,753,928	USD	1,438,750	BNP	1,427,308	1/9/24	11,442
Danish Krone	11,489,732	USD	1,710,649	BNP	1,680,643	1/2/24	30,006
Danish Krone	5,884,781	USD	835,236	BOA	859,343	12/4/23	(24,107)
Danish Krone	5,194,157	USD	741,749	BOA	758,493	12/4/23	(16,744)
Danish Krone	12,922,016	USD	1,906,144	GSC	1,890,899	1/9/24	15,245
Danish Krone	745,000	USD	107,512	HSBC	108,791	12/4/23	(1,279)
Danish Krone	3,500,000	USD	509,137	JPM	514,449	4/2/24	(5,312)
Danish Krone	10,897,021	USD	1,542,633	UBS	1,591,271	12/4/23	(48,638)
Euro	17,444,764	USD	18,403,528	BCLY	18,990,371	12/4/23	(586,843)
Euro	16,157,764	USD	17,765,156	HSBC	17,619,706	1/9/24	145,450
Indian Rupee	70,043,400	USD	840,000	HSBC	839,597	12/28/23	403
Indian Rupee	205,405,931	USD	2,464,674	JPM	2,462,572	12/20/23	2,102
Indonesian Rupiah	176,307,032	USD	11,069	BCLY	11,367	12/4/23	(298)
Indonesian Rupiah	180,458,130	USD	11,346	BCLY	11,635	12/4/23	(289)
Indonesian Rupiah	495,296,124	USD	31,133	BNP	31,934	12/4/23	(801)
Indonesian Rupiah	167,048,782	USD	10,476	BNP	10,770	12/4/23	(294)
Indonesian Rupiah	3,329,102,315	USD	217,233	BNP	214,465	3/20/24	2,768
Indonesian Rupiah	784,766,376	USD	49,912	BOA	50,556	3/20/24	(644)
Indonesian Rupiah	132,043,310	USD	8,302	HSBC	8,513	12/4/23	(211)
Indonesian Rupiah	801,057,374	USD	51,644	JPM	51,605	3/20/24	39
Indonesian Rupiah	1,593,235,204	USD	102,796	JPM	102,638	3/20/24	158
Indonesian Rupiah	1,592,310,040	USD	102,836	JPM	102,664	12/4/23	172
Indonesian Rupiah	441,677,040	USD	27,674	SCB	28,477	12/4/23	(803)
Israeli New Shekel	658,000	USD	173,785	BNP	176,677	12/20/23	(2,892)
Israeli New Shekel	965,661	USD	253,594	HSBC	259,286	12/20/23	(5,692)
Japanese Yen	1,123,092,000	USD	7,573,737	BCLY	7,679,934	2/26/24	(106,197)
Japanese Yen	256,908,000	USD	1,733,290	BCLY	1,756,790	2/26/24	(23,500)
Japanese Yen	710,000,000	USD	4,780,823	BCLY	4,803,737	12/22/23	(22,914)
Japanese Yen	200,000,000	USD	1,343,689	BCLY	1,366,443	2/20/24	(22,754)
Japanese Yen	97,000,000	USD	663,386	BCLY	656,745	12/26/23	6,641
Japanese Yen	110,000,000	USD	758,559	BCLY	742,809	12/11/23	15,750
Japanese Yen	1,261,300,000	USD	8,588,724	BCLY	8,560,314	1/9/24	28,410
Japanese Yen	80,000,000	USD	647,066	BCLY	552,644	5/1/24	94,422
Japanese Yen	100,003,000	USD	818,858	BCLY	687,565	4/1/24	131,293
Japanese Yen	1,159,411,282	USD	7,787,535	BNP	7,820,913	12/4/23	(33,378)
Japanese Yen	1,260,000,000	USD	8,516,858	BNP	8,499,444	12/1/23	17,414
Japanese Yen	676,367,565	USD	4,613,090	BNP	4,590,438	1/9/24	22,652
Japanese Yen	720,471,849	USD	4,882,271	BOA	4,889,769	1/9/24	(7,498)
Japanese Yen	123,000,000	USD	840,859	BOA	832,780	12/26/23	8,079
Japanese Yen	320,000,000	USD	2,202,385	BOA	2,163,548	12/18/23	38,837
Japanese Yen	112,900,000	USD	751,723	GSC	761,577	12/4/23	(9,854)
Japanese Yen	810,000,000	USD	5,476,221	HSBC	5,521,990	2/5/24	(45,769)
Japanese Yen	630,000,000	USD	4,245,455	HSBC	4,257,249	12/15/23	(11,794)
Japanese Yen	90,000,000	USD	608,394	HSBC	614,271	2/13/24	(5,877)
Japanese Yen	16,670,000	USD	133,686	HSBC	117,789	10/1/24	15,897
Japanese Yen	50,000,000	USD	400,705	HSBC	353,297	10/1/24	47,408
Japanese Yen	83,330,000	USD	668,378	HSBC	588,805	10/1/24	79,573
Japanese Yen	80,000,000	USD	653,393	HSBC	550,036	4/1/24	103,357
Japanese Yen	80,002,000	USD	651,601	HSBC	547,390	3/1/24	104,211
Japanese Yen	80,002,000	USD	657,101	HSBC	547,391	3/1/24	109,710
Japanese Yen	39,900,000	USD	320,032	JPM	281,931	10/1/24	38,101
Japanese Yen	40,100,000	USD	321,482	JPM	283,345	10/1/24	38,137
Japanese Yen	40,000,000	USD	323,533	JPM	282,638	10/1/24	40,895
Japanese Yen	321,887,984	USD	2,162,470	UBS	2,171,324	12/4/23	(8,854)
Korean Won	67,182,470	USD	49,952	BNP	51,737	12/20/23	(1,785)
Korean Won	40,317,417	USD	30,872	BNP	31,045	12/18/23	(173)
Korean Won	24,993,936	USD	19,128	BNP	19,245	12/18/23	(117)
Korean Won	219,421,263	USD	168,965	BNP	169,051	12/27/23	(86)
Korean Won	437,424,505	USD	324,892	BOA	336,861	12/20/23	(11,969)
Korean Won	355,176,760	USD	264,235	BOA	273,522	12/20/23	(9,287)
Korean Won	67,322,757	USD	52,119	GSC	51,845	12/20/23	274
Korean Won	58,525,762	USD	44,280	JPM	45,071	12/20/23	(791)
Korean Won	235,309,293	USD	181,035	SCB	181,292	12/27/23	(257)
Malaysian Ringgit	330,031	USD	70,883	BCLY	70,908	12/20/23	(25)
Malaysian Ringgit	67,464	USD	14,501	GSC	14,495	12/20/23	6
Malaysian Ringgit	207,056	USD	44,448	SCB	44,486	12/20/23	(38)
Mexican Peso	1,712,000	USD	96,768	BOA	98,567	12/1/23	(1,799)
Mexican Peso	552,309	USD	31,837	GSC	31,747	12/14/23	90
Mexican Peso	886,193	USD	50,059	UBS	50,515	1/31/24	(456)
Mexican Peso	1,660	USD	94	UBS	95	1/31/24	(1)
New Taiwan Dollar	27,775,038	USD	882,700	BNP	895,698	3/20/24	(12,998)
New Taiwan Dollar	11,182,360	USD	353,839	BNP	360,613	3/20/24	(6,774)
New Taiwan Dollar	4,209,882	USD	131,872	BNP	135,453	2/29/24	(3,581)
New Taiwan Dollar	4,186,271	USD	132,276	BNP	134,693	2/29/24	(2,417)
New Taiwan Dollar	3,183,410	USD	101,199	BNP	101,673	12/27/23	(474)
New Taiwan Dollar	953,581	USD	30,358	BNP	30,456	12/27/23	(98)
New Taiwan Dollar	924,401	USD	29,451	BNP	29,524	12/27/23	(73)
New Taiwan Dollar	16,519,293	USD	516,470	BOA	527,153	12/20/23	(10,683)
New Taiwan Dollar	18,404,970	USD	573,882	JPM	587,327	12/20/23	(13,445)
New Taiwan Dollar	21,148,866	USD	670,010	SCB	682,015	3/20/24	(12,005)
New Taiwan Dollar	5,617,268	USD	178,780	SCB	179,406	12/27/23	(626)
New Taiwan Dollar	6,599,606	USD	210,212	SCB	210,780	12/27/23	(568)
New Zealand Dollar	104,065	USD	60,657	BCLY	64,083	12/4/23	(3,426)
New Zealand Dollar	535,576	USD	312,411	BNP	329,808	12/4/23	(17,397)
New Zealand Dollar	31,007	USD	18,893	BOA	19,098	1/9/24	(205)
New Zealand Dollar	165,366	USD	96,799	UBS	101,832	12/4/23	(5,033)
Norwegian Krone	805,071	USD	75,637	BOA	74,383	12/4/23	1,254
Norwegian Krone	4,620,000	USD	430,297	JPM	426,857	12/4/23	3,440
Norwegian Krone	4,478,163	USD	419,349	UBS	413,752	12/4/23	5,597
Peruvian Sol	830,613	USD	215,453	BOA	221,996	12/20/23	(6,543)
Singapore Dollar	1,060,000	USD	793,053	BCLY	793,052	12/20/23	1
Thai Baht	1,604,895	USD	44,395	BNP	45,415	12/20/23	(1,020)
Thai Baht	4,233,311	USD	116,839	HSBC	119,793	12/20/23	(2,954)

							(492,108)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(548,134)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	SOFR	2.917%	PAM	3/20/24	BNP	USD	1,800,000	$(30,467)	$22,442	$(52,909)
iBoxx Investment Grade Index	SOFR	2.959%	PAM	3/20/24	BNP	USD	9,200,000	(19,932)	109,629	(129,561)
iBoxx Investment Grade Index	SOFR	2.928%	PAM	3/20/24	JPM	USD	2,000,000	(26,130)	24,936	(51,066)

								$(76,529)	$157,007	$(233,536)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
Receive	3-Month MYR-KLIBOR	3.500%	9/20/28	3-Month	BOA	MYR	1,990,000	$3,050	$10,524	$(7,474)
Receive	3-Month MYR-KLIBOR	3.500%	9/20/28	3-Month	GSC	MYR	12,790,000	19,285	49,129	(29,844)
Receive	3-Month MYR-KLIBOR	3.750%	9/20/33	3-Month	GSC	MYR	1,510,000	5,174	9,564	(4,390)

								$27,509	$69,217	$(41,708)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	3.750%	3/15/24	3-Month	AUD	8,800,000	$(21,842)	$(6,152)	$(15,690)
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	(110,484)	(380)	(110,104)
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	(254,165)	(27,393)	(226,772)
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	(71,820)	2,504	(74,324)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	(73,399)	12,573	(85,972)
Receive	3-Month Canadian Bank Bill	3.250%	3/15/28	6-Month	CAD	990,000	33,139	(3,062)	36,201
Pay	3-Month EURIBOR	2.100%	4/11/24	PAM	EUR	1,400,000	(12,936)	—	(12,936)
Pay	3-Month EURIBOR	2.100%	4/13/24	PAM	EUR	3,100,000	(28,955)	—	(28,955)
Pay	3-Month EURIBOR	2.100%	5/17/24	PAM	EUR	1,000,000	(9,345)	—	(9,345)
Pay	3-Month EURIBOR	2.250%	4/26/24	PAM	EUR	400,000	(3,054)	—	(3,054)
Pay	3-Month EURIBOR	2.250%	4/28/24	PAM	EUR	600,000	(4,609)	—	(4,609)
Pay	3-Month EURIBOR	2.250%	5/3/24	PAM	EUR	400,000	(3,008)	—	(3,008)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	12/15/23	6-Month	NZD	4,400,000	(36,469)	(779)	(35,690)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	1,800,000	(47,543)	(18,296)	(29,247)
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/14/24	6-Month	NZD	10,100,000	(102,925)	(22,659)	(80,266)
Pay	3-Month FRA New Zealand Bank Bill	4.750%	3/20/25	6-Month	NZD	3,900,000	(14,406)	(3,519)	(10,887)
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	(16,168)	6,261	(22,429)
Pay	3-Month South Korean Won Certificate of Deposit	3.500%	9/20/28	3-Month	KRW	7,985,470,000	(14,473)	(91,288)	76,815
Pay	3-Month South Korean Won Certificate of Deposit	3.500%	9/20/33	3-Month	KRW	1,144,890,000	(3,865)	(17,957)	14,092
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	6,700,000	(255,505)	(124,429)	(131,076)
Pay	6-Month Australian Bank Bill	4.250%	3/15/33	6-Month	AUD	1,700,000	(35,466)	18,825	(54,291)
Pay	6-Month Australian Bank Bill	4.500%	9/15/32	6-Month	AUD	10,400,000	(109,901)	(258,134)	148,233
Pay	6-Month Australian Bank Bill	4.750%	12/20/33	6-Month	AUD	12,700,000	(102,335)	(93,397)	(8,938)
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	200,000	(7,335)	—	(7,335)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(51,169)	—	(51,169)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(30,650)	—	(30,650)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(20,094)	—	(20,094)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(43,831)	—	(43,831)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(507,785)	141,469	(649,254)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(253,493)	176,898	(430,391)
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	53,169	47,415	5,754
Pay	6-Month EURIBOR	3.000%	3/20/34	12-Month	EUR	4,300,000	35,331	(83,259)	118,590
Pay	6-Month EURIBOR	3.250%	3/20/29	12-Month	EUR	23,500,000	480,527	124,112	356,415
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	1,100,000	21,602	—	21,602
Pay	6-Month EURIBOR	3.500%	3/20/26	12-Month	EUR	21,000,000	180,075	113,364	66,711
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	24,908	6,520	18,388
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	59,662	11,996	47,666
Receive	6-Month EURIBOR	2.750%	3/20/54	12-Month	EUR	4,300,000	(33,275)	27,011	(60,286)
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(12,022)	(33,464)	21,442
Receive	6-Month EURIBOR	3.280%	11/22/33	12-Month	EUR	600,000	(18,346)	—	(18,346)
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(184,056)	(90,197)	(93,859)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	580,000,000	(221,231)	(20,750)	(200,481)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(189,053)	(164,853)	(24,200)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month	JPY	410,000,000	(63,709)	55,540	(119,249)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(14,500)	(1,479)	(13,021)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(116,231)	(28,522)	(87,709)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	190,000,000	(313,944)	(218,952)	(94,992)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(50,583)	(4,225)	(46,358)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.800%	6/15/52	12-Month	JPY	170,000,000	(191,247)	(85,372)	(105,875)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	20,000,000	(611)	2,824	(3,435)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.200%	9/20/53	12-Month	JPY	10,000,000	(5,207)	2,520	(7,727)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	12/15/26	12-Month	JPY	470,000,000	30,959	35,657	(4,698)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	68,786	(20,457)	89,243
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	(6,017)	(10,586)	4,569
Pay	Canadian Overnight Repo Rate Average	3.500%	5/10/25	PAM	CAD	24,500,000	(132,790)	(32,924)	(99,866)
Pay	Canadian Overnight Repo Rate Average	4.600%	8/30/25	PAM	CAD	9,500,000	40,420	1,371	39,049
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	51,813	144,403	(92,590)
Receive	Canadian Overnight Repo Rate Average	3.500%	6/1/32	6-Month	CAD	1,000,000	994	5,331	(4,337)
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	2,000,000	(19,708)	(9,424)	(10,284)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	China 7-Day Reverse Repo Index	2.750%	9/20/28	3-Month	CNY	23,000,000	$56,020	$55,958	$62
Receive	China 7-Day Reverse Repo Index	2.250%	3/20/29	3-Month	CNY	90,000	98	93	5
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	9/20/28	6-Month	INR	31,540,000	(284)	(4,692)	4,408
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	9/20/33	6-Month	INR	19,610,000	1,258	5,977	(4,719)
Pay	Singapore Overnight Rate Average	3.000%	9/20/28	6-Month	SGD	240,000	1,066	(4,322)	5,388
Receive	Singapore Overnight Rate Average	2.750%	3/20/29	6-Month	SGD	4,140,000	5,553	(529)	6,082
Pay	SOFR	1.500%	12/15/28	6-Month	USD	1,030,000	(138,185)	18,486	(156,671)
Pay	SOFR	1.500%	6/15/52	12-Month	USD	700,000	(292,880)	(19,768)	(273,112)
Pay	SOFR	1.750%	6/15/52	12-Month	USD	300,000	(112,386)	(90,585)	(21,801)
Pay	SOFR	2.750%	6/21/53	12-Month	USD	490,000	(97,795)	(27,363)	(70,432)
Pay	SOFR	2.841%	10/31/24	PAM	USD	200,000	(4,588)	—	(4,588)
Pay	SOFR	2.906%	9/16/52	12-Month	USD	400,000	(72,834)	—	(72,834)
Pay	SOFR	2.910%	11/14/24	PAM	USD	400,000	(8,763)	—	(8,763)
Pay	SOFR	2.920%	10/17/24	PAM	USD	600,000	(13,495)	—	(13,495)
Pay	SOFR	2.968%	6/30/24	12-Month	USD	10,400,000	(241,627)	—	(241,627)
Pay	SOFR	2.973%	10/27/24	PAM	USD	300,000	(6,539)	—	(6,539)
Pay	SOFR	3.000%	6/21/30	12-Month	USD	600,000	(39,336)	(25,103)	(14,233)
Pay	SOFR	3.018%	10/24/24	PAM	USD	200,000	(4,276)	—	(4,276)
Pay	SOFR	3.088%	11/7/24	PAM	USD	100,000	(2,037)	—	(2,037)
Pay	SOFR	3.140%	10/25/24	PAM	USD	200,000	(4,034)	—	(4,034)
Pay	SOFR	3.190%	10/25/24	PAM	USD	200,000	(3,936)	—	(3,936)
Pay	SOFR	3.225%	9/30/29	12-Month	USD	8,600,000	(448,622)	30,000	(478,622)
Pay	SOFR	3.225%	10/25/24	PAM	USD	100,000	(1,934)	—	(1,934)
Pay	SOFR	3.340%	2/23/30	12-Month	USD	580,000	(28,050)	—	(28,050)
Pay	SOFR	3.470%	2/22/30	12-Month	USD	800,000	(32,196)	—	(32,196)
Pay	SOFR	3.500%	6/22/30	12-Month	USD	400,000	(13,962)	—	(13,962)
Pay	SOFR	3.500%	12/20/33	12-Month	USD	13,320,000	(504,766)	(693,154)	188,388
Pay	SOFR	3.650%	11/22/24	PAM	USD	400,000	(5,803)	—	(5,803)
Pay	SOFR	3.730%	8/3/33	12-Month	USD	220,000	(5,420)	—	(5,420)
Pay	SOFR	3.750%	11/21/24	PAM	USD	700,000	(9,495)	—	(9,495)
Pay	SOFR	3.849%	3/31/30	12-Month	USD	300,000	(3,121)	—	(3,121)
Pay	SOFR	3.950%	9/13/33	12-Month	USD	1,400,000	(6,818)	—	(6,818)
Pay	SOFR	3.951%	3/31/30	12-Month	USD	3,500,000	(15,732)	—	(15,732)
Pay	SOFR	3.981%	11/30/27	12-Month	USD	6,500,000	(46,908)	—	(46,908)
Pay	SOFR	4.030%	10/4/33	12-Month	USD	100,000	251	—	251
Pay	SOFR	4.165%	9/27/33	12-Month	USD	400,000	5,355	—	5,355
Pay	SOFR	4.170%	10/3/33	12-Month	USD	200,000	2,803	—	2,803
Pay	SOFR	4.193%	11/30/27	12-Month	USD	2,700,000	2,860	(524)	3,384
Pay	SOFR	4.200%	10/18/33	12-Month	USD	800,000	13,617	—	13,617
Pay	SOFR	4.220%	10/20/33	12-Month	USD	200,000	3,747	—	3,747
Pay	SOFR	4.255%	10/23/33	12-Month	USD	200,000	4,344	—	4,344
Receive	SOFR	0.400%	3/30/26	6-Month	USD	850,000	97,453	17,606	79,847
Receive	SOFR	0.500%	6/15/24	12-Month	USD	800,000	38,696	7,740	30,956
Receive	SOFR	0.750%	6/16/31	6-Month	USD	200,000	49,396	11,329	38,067
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	129,405	3,719	125,686
Receive	SOFR	1.000%	6/15/27	12-Month	USD	1,600,000	195,700	58,831	136,869
Receive	SOFR	1.250%	12/15/26	6-Month	USD	2,400,000	242,111	(29,370)	271,481
Receive	SOFR	1.298%	8/25/24	6-Month	USD	1,400,000	59,260	(30,011)	89,271
Receive	SOFR	1.750%	6/15/24	12-Month	USD	8,000,000	283,802	367,708	(83,906)
Receive	SOFR	1.750%	12/15/31	6-Month	USD	200,000	37,448	(7,578)	45,026
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	362,530	(3,697)	366,227
Receive	SOFR	3.048%	11/15/32	12-Month	USD	450,000	37,291	—	37,291
Receive	SOFR	3.070%	11/15/32	12-Month	USD	1,100,000	89,244	—	89,244
Receive	SOFR	3.083%	11/15/32	12-Month	USD	1,400,000	112,071	—	112,071
Receive	SOFR	3.086%	11/15/32	12-Month	USD	1,100,000	87,754	11,057	76,697
Receive	SOFR	3.089%	11/15/32	12-Month	USD	2,300,000	182,921	—	182,921
Receive	SOFR	3.139%	11/15/32	12-Month	USD	1,800,000	135,823	—	135,823
Receive	SOFR	3.150%	5/13/25	PAM	USD	17,600,000	235,532	29,882	205,650
Receive	SOFR	3.173%	11/15/32	12-Month	USD	200,000	14,544	(989)	15,533
Receive	SOFR	3.200%	5/13/25	PAM	USD	1,100,000	14,201	(363)	14,564
Receive	SOFR	3.250%	6/21/28	12-Month	USD	1,340,000	56,020	8,231	47,789
Receive	SOFR	3.250%	12/20/53	12-Month	USD	4,000,000	396,730	516,300	(119,570)
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	184,229	50,178	134,051
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	109,289	24,288	85,001
Receive	SOFR	3.750%	12/20/28	12-Month	USD	8,420,000	89,818	136,010	(46,192)
Receive	SOFR	4.159%	3/31/25	12-Month	USD	9,700,000	147,698	(23,062)	170,760
Receive	SOFR	4.228%	8/30/25	PAM	USD	7,100,000	(2,342)	(2,294)	(48)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	125,126	143,567	(18,441)
Pay	Sterling Overnight Index Average	4.250%	3/20/54	12-Month	GBP	400,000	28,665	19,958	8,707
Pay	Sterling Overnight Index Average	4.500%	3/20/34	12-Month	GBP	8,500,000	480,430	207,230	273,200
Pay	Sterling Overnight Index Average	5.000%	3/20/29	12-Month	GBP	1,300,000	67,619	34,019	33,600
Pay	Sterling Overnight Index Average	5.500%	3/20/26	12-Month	GBP	1,300,000	29,289	12,094	17,195
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	(8,836)	—	(8,836)

							$(698,108)	$271,542	$(969,650)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 11/30/23 (2)	Notional Amount (3)	Market Value	Upfront Payment (Received)	Unrealized Depreciation
South Korea Government Bonds, AA	(1.000)%	12/20/28	3-Month	BNP	0.285%	USD 400,000	$(13,828)	$(11,450)	$(2,378)
South Korea Government Bonds, AA	(1.000)%	12/20/28	3-Month	GSC	0.285%	USD 500,000	(17,284)	(14,564)	(2,720)

							$(31,112)	$(26,014)	$(5,098)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swap on Sovereign Issue - Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 11/30/23 (2)	Notional Amount (3)	Market Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.253%	USD 300,000	$3,971	$(7,348)	$11,319

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/23 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Series 40 10-Year Index, NR	(1.000)%	6/20/33	3-Month	0.997%	USD 500,000	$(19,247)	$4,848	$(24,095)
Markit CDX North America Investment Grade Series 41 10-Year Index, NR	(1.000)%	12/20/33	3-Month	1.032%	USD 6,600,000	3,060	64,198	(61,138)
Markit iTraxx Europe Series 40 10-Year Index, NR	(1.000)%	12/20/33	3-Month	1.027%	EUR 5,800,000	26,438	72,845	(46,407)

						$10,251	$141,891	$(131,640)

Centrally Cleared - Credit Default Swaps on Corporate Issue and Indexes - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/23 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Appreciation
Ford Motor Credit Co. LLC, BBB-	5.000%	6/20/25	3-Month	1.027%	USD 200,000	$16,409	$7,947	$8,462
Markit CDX North America Investment Grade Series 40 5-Year Index, NR	1.000%	6/20/28	3-Month	0.567%	USD 300,000	59,329	1,420	57,909
Markit CDX North America Investment Grade Series 41 5-Year Index, NR	1.000%	12/20/28	3-Month	0.625%	USD 19,300,000	362,700	242,499	120,201

						$438,438	$251,866	$186,572

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2023, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD 1,449,000	AUD	2,100,000	$(56,720)	$(3,920)	$(52,800)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2023, International Fixed Income Fund deposited cash collateral with brokers in the amount of $3,284,000 for open centrally cleared swap contracts.

At November 30, 2023, International Fixed Income Fund had cash collateral from brokers in the amount of $1,349,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
NWM	—	NatWest Markets PLC
SCB	—	Standard Chartered Bank
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 98.8%
Alabama - 1.5%
$ 500,000	A1(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 4.000% due 6/1/49(b)	$499,266
965,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series A, 5.250% due 1/1/54(b)	1,008,237

		Total Alabama	1,507,503

Alaska - 0.4%
200,000	AA	Borough of North Slope, GO, Series B, 5.000% due 6/30/26	210,504
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	93,055
60,000	BBB-	Series B1, 4.000% due 6/1/50	58,280

		Total Alaska	361,839

Arizona - 4.9%
530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(c)	457,718
2,815,000	A	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., AMT, 5.000% due 6/1/49(b)(d)	2,823,603
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40(e)	1,103,505
75,000	NR	Industrial Development Authority of the County of Pima (The), Revenue Bonds, Imagine East Mesa Charter School, 3.250% due 7/1/24(c)	74,443
300,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	294,384

		Total Arizona	4,753,653

California - 17.8%
195,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 8/1/51(c)	123,372
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	730,845
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	667,724
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	230,701
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	996,600
1,000,000	A+	Series D, 5.000% due 11/1/46	1,088,076
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(c)	774,054
165,000	AAA	City & County of San Francisco, GO, Series R1, 5.000% due 6/15/32	195,825
1,000,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, AMT, 3.250% due 5/15/49(d)	766,584
1,565,000	AA+	County of Los Angeles Public Works Financing Authority, Revenue Bonds, Green Bond, LACMA Building for the Permanent Collection Project, Series A, 3.000% due 12/1/50	1,179,583
		CSCDA Community Improvement Authority, Revenue Bonds:
100,000	NR	3.125% due 8/1/56(c)	67,086
805,000	NR	3.250% due 4/1/57(c)	533,684
140,000	NR	4.000% due 10/1/56(c)	113,113
125,000	NR	4.000% due 12/1/56(c)	86,693
185,000	NR	Series A2A, 4.000% due 12/1/58(c)	134,060
100,000	NR	Series B, 4.000% due 12/1/59(c)	61,988
500,000	Aa3(a)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	500,676
		Los Angeles Department of Water & Power, Revenue Bonds:
500,000	Aa2(a)	Series A, 5.000% due 7/1/47	539,056
1,000,000	Aa2(a)	Series B, 5.000% due 7/1/47	1,095,338
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,570,935
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,087,358
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	595,249
500,000	A2(a)	San Diego County Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/51	478,125
485,000	Aa3(a)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	515,983
500,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series 2020, 4.000% due 5/1/39(d)	488,934
500,000	AA	San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds, Green Bond, Series A, 5.000% due 10/1/44	552,517
475,000	Aa2(a)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	483,661
		State of California, GO:
1,000,000	AA-	5.000% due 4/1/31	1,157,513
500,000	AA-	Currently Refunded, 5.000% due 11/1/43	500,225

		Total California	17,315,558

Colorado - 0.8%
750,000	AA-	City & County of Denver, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(d)	789,529

Connecticut - 0.6%
500,000	AA-	State of Connecticut, GO, Series E, 5.000% due 11/15/28	553,852

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 98.8% - (continued)
District of Columbia - 1.1%
$ 2,075,000	WD(f)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	$402,778
700,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(d)	694,953

		Total District of Columbia	1,097,731

Florida - 6.0%
500,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	496,326
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,037,345
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	667,753
225,000	Baa3(a)	Capital Projects Finance Authority, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	228,955
		Capital Trust Agency Inc., Revenue Bonds:
100,000	Ba1(a)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(c)	95,554
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	134,380
1,400,000	A+	City of Cape Coral, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,450,072
130,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	127,408
		Florida Development Finance Corp., Revenue Bonds:
190,000	NR	Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(c)(d)	179,981
100,000	BBB	Mater Academy Project, Series A, 5.000% due 6/15/56	98,602
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	265,394
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,031,813

		Total Florida	5,813,583

Georgia - 4.8%
1,000,000	AA	Augusta, GO, 5.000% due 10/1/25	1,037,929
250,000	AA-	City of Atlanta, Water & Wastewater Revenue, Revenue Bonds, 5.000% due 11/1/40	253,708
450,000	AA+	Henry County School District, GO, 5.000% due 8/1/25	464,475
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,488,220
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	449,393

		Total Georgia	4,693,725

Guam - 0.0%@
		Territory of Guam, Revenue Bonds:
15,000	Ba1(a)	Series A, 5.000% due 11/1/27	15,680
15,000	Ba1(a)	Series A, 5.000% due 11/1/28	15,818
15,000	Ba1(a)	Series A, 5.000% due 11/1/29	15,896

		Total Guam	47,394

Illinois - 1.1%
600,000	A	Illinois Finance Authority, Revenue Bonds, DePaul University, 5.000% due 10/1/36	619,073
		State of Illinois, GO:
260,000	A-	Series C, 5.000% due 12/1/45(e)	270,329
150,000	A-	Series C, 5.000% due 12/1/46(e)	155,471

		Total Illinois	1,044,873

Indiana - 4.2%
2,815,000	Aa3(a)	Indiana Finance Authority, Revenue Bonds, Franciscan Alliance Inc., Series A, 4.000% due 11/1/51	2,466,557
1,000,000	A+	Indiana Municipal Power Agency, Revenue Bonds, Power Supply, Series C, 5.000% due 1/1/37	1,030,735
500,000	AA+	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series D, 6.000% due 2/1/48(e)	583,088

		Total Indiana	4,080,380

Iowa - 1.0%
1,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,014,663

Kansas - 0.3%
250,000	Aaa(a)	Kansas Development Finance Authority, Revenue Bonds, Series R, 5.000% due 5/1/41	278,327

Kentucky - 0.2%
230,000	NR	City of Henderson, Revenue Bonds, AMT, Pratt Paper LLC Project, Series A, 4.450% due 1/1/42(c)(d)	214,276

Louisiana - 0.5%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
250,000	A	Series B, 5.000% due 1/1/38(d)	253,802
250,000	A	Series B, 5.000% due 1/1/37(d)	255,634

		Total Louisiana	509,436

Maryland - 1.7%
		City of Baltimore, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.750% due 6/1/24(c)	198,152
125,000	NR	Series A, 2.800% due 6/1/25(c)	121,662
135,000	NR	Series A, 2.850% due 6/1/26(c)	129,305
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	565,599

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 98.8% - (continued)
Maryland - 1.7% - (continued)
$ 630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(d)	$638,730

		Total Maryland	1,653,448

Massachusetts - 2.9%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,148,396
550,000	AA+	Commonwealth of Massachusetts, GO, Series C, 5.000% due 10/1/48	597,589
1,000,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,035,137

		Total Massachusetts	2,781,122

Michigan - 1.5%
535,000	AA	City of Lansing, GO, Series B, AGM-Insured, 5.000% due 6/1/25	549,789
		Michigan Finance Authority, Revenue Bonds:
200,000	BB+	Cesar Chavez Academy Project, 3.250% due 2/1/24	199,480
190,000	A1(a)	McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	168,004
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	528,056

		Total Michigan	1,445,329

Nebraska - 2.7%
		Central Plains Energy Project, Revenue Bonds:
1,000,000	A(a)	Currently Refunded, 5.000% due 3/1/50(b)	1,002,631
500,000	A2(a)	Series 1, 5.000% due 5/1/53(b)	514,765
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,105,625

		Total Nebraska	2,623,021

New Jersey - 3.7%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	106,607
		New Jersey Economic Development Authority, Revenue Bonds:
110,000	NR	Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	108,536
1,000,000	A-	Series RRR, 5.000% due 3/1/28	1,080,368
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,250,000	A+	Highway Reimbursement, Series A, 5.000% due 6/15/30	1,302,561
1,000,000	A-	Series A, 4.000% due 6/15/40	1,001,810

		Total New Jersey	3,599,882

New York - 11.4%
		City of New York, GO:
490,000	AA	Remarketing, Series J11, 5.000% due 8/1/26	517,900
1,000,000	AA	Series B, 5.250% due 10/1/47	1,098,175
		New York City Municipal Water Finance Authority, Revenue Bonds:
500,000	AA+	Series CC1, 4.000% due 6/15/51	487,333
500,000	AA+	Series DD1, 5.000% due 6/15/49	521,503
1,800,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/43	1,827,726
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	Aa1(a)	Series A, 5.250% due 3/15/37	1,083,685
500,000	AA+	Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	520,924
180,000	AA+	New York State Thruway Authority, Revenue Bonds, Series A, 4.125% due 3/15/52	178,193
225,000	Baa3(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. - LaGuardia, AMT, 4.000% due 10/1/30(d)	217,367
		Port Authority of New York & New Jersey, Revenue Bonds:
1,000,000	AA-	Series 230, 3.000% due 12/1/31	992,843
500,000	AA-	Series 241, 5.000% due 7/15/41	548,304
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,112,544
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
660,000	AA+	Series C, 5.250% due 5/15/52	722,803
275,000	AA+	Series C1A, 5.000% due 5/15/39	304,479
1,000,000	AA+	Series C3, 4.000% due 5/15/51	973,283

		Total New York	11,107,062

North Carolina - 0.5%
500,000	AA	City of Fayetteville, Public Works Commission Revenue, Revenue Bonds, 5.000% due 3/1/26	522,574

North Dakota - 0.4%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	422,724

Ohio - 1.7%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	61,819
455,000	NR	Series B2, 5.000% due 6/1/55	402,012
605,000	AA	Celina City School District, GO, zero coupon due 12/1/24	584,121
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	574,582

		Total Ohio	1,622,534

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 98.8% - (continued)
Oregon - 1.1%
$ 1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	$1,076,897
Pennsylvania - 1.1%
100,000	BB-	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	97,263
		Pennsylvania Turnpike Commission, Revenue Bonds:
170,000	A+	Series A, 4.000% due 12/1/45	165,302
830,000	A+	Series A, 4.000% due 12/1/46	803,936

		Total Pennsylvania	1,066,501

Puerto Rico - 1.0%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	628,391
130,000	NR	Series A1, zero coupon due 7/1/24	127,180
225,000	NR	Series A1, zero coupon due 7/1/46	66,396
216,000	NR	Series A2, 4.784% due 7/1/58	203,486

		Total Puerto Rico	1,025,453

South Carolina - 3.2%
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,119,927
1,000,000	A+	South Carolina Ports Authority, Revenue Bonds, AMT, 5.000% due 7/1/43(d)	1,021,881

		Total South Carolina	3,141,808

Tennessee - 2.8%
470,000	Aa2(a)	City of Johnson, GO, Series B, 5.000% due 6/1/25	484,033
1,000,000	AA+	County of Knox, GO, 5.000% due 6/1/25	1,029,119
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	255,077
500,000	BBB+	Tennessee Energy Acquisition Corp., Revenue Bonds, Series C, 5.000% due 2/1/25	501,538
485,000	Aa2(a)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	458,172

		Total Tennessee	2,727,939

Texas - 8.8%
		City of Dallas, GO:
630,000	AA-	5.000% due 2/15/28	684,198
500,000	AA-	Series A, 5.000% due 2/15/37	566,989
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	565,979
555,000	AA+	City of Manvel, GO, Conservation Trust Funds Obligation, 5.000% due 8/15/26	584,482
100,000	Aaa(a)	Crowley Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/48	108,183
500,000	AAA	Dalhart Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/42	542,401
995,000	AAA	Laredo Independent School District, GO, PSF-GTD-Insured, 4.000% due 8/1/25	1,010,710
455,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	411,968
1,000,000	AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,020,289
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	762,816
145,000	Aaa(a)	Northwest Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/48	155,795
1,250,000	AA+	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,279,616
1,000,000	AA-	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, 4.000% due 10/1/52	898,287

		Total Texas	8,591,713

Utah - 1.0%
500,000	Aaa(a)	Canyons School District, GO, Utah School Bonds Guaranty Program, 2.500% due 6/15/30	467,087
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	535,057

		Total Utah	1,002,144

Virginia - 2.9%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	565,565
1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 4.000% due 7/1/52	968,527
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Program, 5.000% due 2/1/32	1,163,068
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	83,454
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(d)	88,399

		Total Virginia	2,869,013

Washington - 2.9%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,087,477
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,605,882
100,000	BB(f)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	97,541

		Total Washington	2,790,900

West Virginia - 0.5%
435,000	AA-	State of West Virginia, GO, Series A, 5.000% due 6/1/26	457,334

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 98.8% - (continued)
Wisconsin - 1.8%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
$ 1,300,000	AA-	Aspirus Inc. Obligation Group, Series A, 4.000% due 8/15/40	$1,235,829
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	524,029

		Total Wisconsin	1,759,858

		TOTAL MUNICIPAL BONDS (Cost - $98,201,290)	96,363,578

SHORT-TERM INVESTMENTS - 3.0%
TIME DEPOSITS - 3.0%
2,441,574		Citibank - New York, 4.680% due 12/1/23	2,441,574
75,385		JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	75,385
417,043		Royal Bank of Canada - Toronto, 4.680% due 12/1/23	417,043

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,934,002)	2,934,002

		TOTAL INVESTMENTS - 101.8% (Cost - $101,135,292)	99,297,580

		Liabilities in Excess of Other Assets - (1.8)%	(1,761,619)

		TOTAL NET ASSETS - 100.0%	$97,535,961

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $5,175,995 and represents 5.3% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	When-issued security.
(f)	Rating by Fitch Ratings Service.

At November 30, 2023, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$ 101,135,292	$ 1,214,640	$ (3,052,352)	$ (1,837,712)

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal
AMT	—	Alternative Minimum Tax
GO	—	General Obligation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	Oregon School Bond Guaranty

Summary of Investments by Industry^
General Obligation	41.2%
Health Care Providers & Services	10.2
School District	7.8
Water and Sewer	6.6
Airport	5.8
Development	4.9
Transportation	4.3
Power	3.3
Education	2.9
Utilities	2.7
Tobacco Settlement	2.6
Single Family Housing	2.0
Multifamily Housing	1.2
Higher Education	0.6
Bond Bank	0.6
Housing	0.2
Nursing Homes	0.1
Short-Term Investments	3.0

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 108.7%
	U.S. Treasury Inflation Indexed Bonds:
$ 1,975,761	2.375% due 1/15/25	$1,953,439
2,361,792	2.000% due 1/15/26	2,326,453
2,052,444	1.750% due 1/15/28	2,008,080
2,837,358	3.625% due 4/15/28	2,993,349
2,425,617	2.500% due 1/15/29	2,460,172
2,334,721	3.875% due 4/15/29	2,527,015
41,616	3.375% due 4/15/32(a)	45,265
825,937	2.125% due 2/15/40	814,416
913,569	2.125% due 2/15/41	900,441
2,451,852	0.750% due 2/15/42	1,894,145
2,128,581	0.625% due 2/15/43	1,577,338
2,469,616	1.375% due 2/15/44	2,097,846
2,901,673	0.750% due 2/15/45	2,145,354
2,714,889	1.000% due 2/15/46	2,100,999
1,772,333	0.875% due 2/15/47	1,317,464
1,273,113	1.000% due 2/15/48	968,538
978,520	1.000% due 2/15/49	740,971
1,149,293	0.250% due 2/15/50(a)	700,335
1,418,652	0.125% due 2/15/51	818,540
552,830	0.125% due 2/15/52(a)	315,832
1,760,248	1.500% due 2/15/53	1,498,152
	U.S. Treasury Inflation Indexed Notes:
4,027,254	0.500% due 4/15/24	3,961,877
1,166,625	0.125% due 7/15/24	1,142,527
3,478,985	0.125% due 10/15/24	3,385,053
1,689,337	0.250% due 1/15/25	1,631,160
4,051,406	0.125% due 4/15/25	3,882,752
1,946,850	0.375% due 7/15/25	1,873,971
4,033,148	0.125% due 10/15/25	3,847,955
3,575,166	0.625% due 1/15/26	3,423,201
2,699,395	0.125% due 4/15/26	2,543,878
4,667,522	0.125% due 7/15/26(b)	4,400,825
4,167,569	0.125% due 10/15/26	3,911,664
2,841,421	0.375% due 1/15/27	2,667,037
2,725,275	0.125% due 4/15/27	2,525,312
2,906,534	0.375% due 7/15/27	2,720,537
4,363,926	1.625% due 10/15/27(h)	4,267,029
8,208,028	0.500% due 1/15/28(b)	7,634,465
4,058,623	0.750% due 7/15/28	3,810,836
5,594,981	0.875% due 1/15/29(b)	5,240,573
3,329,448	0.250% due 7/15/29	3,004,601
5,072,312	0.125% due 1/15/30(b)	4,479,018
3,805,490	0.125% due 7/15/30	3,344,882
5,214,252	0.125% due 1/15/31(h)	4,522,054
8,624,334	0.125% due 7/15/31(b)	7,435,732
4,774,462	0.125% due 1/15/32	4,059,953
9,004,390	0.625% due 7/15/32(b)	7,956,849
4,443,104	1.125% due 1/15/33(h)	4,067,671
1,013,440	1.375% due 7/15/33	948,829

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $147,979,398)	134,894,385

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2%
			Alternative Loan Trust:
$ 180,308		Caa2(c)	Series 2006-HY11, Class A1, 5.697% (1-Month Term SOFR + 0.354%) due 6/25/36(d)	$157,680
28,340		WR(c)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	23,382
393,283		Caa3(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(d)	313,563
300,000		Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.705% (3-Month Term SOFR + 1.312%) due 1/15/32(d)(e)	299,862
16,646		WR(c)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.878% due 5/25/33(d)	15,522
131,146		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 6.432% (1-Month Term SOFR + 1.089%) due 6/25/34(d)	133,987
299,802	EUR	Aaa(c)	Cairn CLO VIII BV, Series 2018-10A, Class AR, 4.745% (3-Month EURIBOR + 0.780%) due 10/15/31(d)(e)	320,969
503,588	EUR	Aaa(c)	Carlyle Euro CLO DAC, Series 2018-2A, Class A1A, 4.735% (3-Month EURIBOR + 0.800%) due 8/28/31(d)(e)	540,904
299,440	EUR	Aaa(c)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 4.752% (3-Month EURIBOR + 0.750%) due 11/15/31(d)(e)	319,816
28,806		WR(c)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 5.817% (1-Month Term SOFR + 0.474%) due 3/25/35(d)(e)	27,277
			CHL Mortgage Pass-Through Trust:
478,658		WR(c)	Series 2005-HYB6, Class 2A1, 4.715% due 10/20/35(d)	454,189
44,999		WR(c)	Series 2005-HYB9, Class 2A1, 7.873% (1-Year Term SOFR + 2.465%) due 2/20/36(d)	39,812
82,555		Caa2(c)	Series 2006-6, Class A4, 6.000% due 4/25/36	41,936
120,107		WD(f)	Series 2007-1, Class A1, 6.000% due 3/25/37	57,604
			Citigroup Mortgage Loan Trust:
4,147		WR(c)	Series 2004-HYB2, Class 2A, 4.318% due 3/25/34(d)	3,624
111,939		Caa2(c)	Series 2007-AR4, Class 1A1A, 4.107% due 3/25/37(d)	94,734
15,438		WR(c)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	13,451
182,085		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 5.607% (1-Month Term SOFR + 0.264%) due 9/29/36(d)(e)	175,773
			Credit-Based Asset Servicing & Securitization LLC:
153,000		CCC	Series 2005-CB3, Class M4, 3.385% (1-Month Term SOFR + 1.164%) due 6/25/35(d)	144,022
702,994		D	Series 2007-CB6, Class A3, 5.659% (1-Month Term SOFR + 0.334%) due 7/25/37(d)(e)	441,214
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(c)	Series 2004-7, Class MV5, 3.842% (1-Month Term SOFR + 1.839%) due 11/25/34(d)	124,158
261,696		CC	Series 2007-1, Class 1A, 5.597% (1-Month Term SOFR + 0.254%) due 7/25/37(d)	232,488
54,925		D	Series 2007-6, Class 1A, 5.657% (1-Month Term SOFR + 0.314%) due 9/25/37(d)	47,228
280,977		CCC	Series 2007-8, Class 1A1, 5.647% (1-Month Term SOFR + 0.304%) due 11/25/37(d)	255,227
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 4.845% (3-Month EURIBOR + 0.880%) due 4/15/34(d)(e)	530,928
240,080		Aaa(c)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.635% (3-Month Term SOFR + 1.242%) due 4/15/28(d)(e)	240,051
584,199		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.557% (1-Month Term SOFR + 1.214%) due 5/25/37(d)(e)	556,116
600,000		(P)AAA	Elmwood CLO 24 Ltd., Series 2023-3A, Class A1, zero coupon (3-Month Term SOFR + 1.700%) due 12/11/33(d)(e)	600,450
500,000		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	483,218
			Government National Mortgage Association (GNMA):
228,127		NR	Series 2018-H15, Class FG, 6.246% (1-Year Term SOFR + 0.865%) due 8/20/68(d)	223,361
507,407		NR	Series 2023-H11, Class FC, 6.425% (30-Day Average SOFR + 1.100%) due 5/20/73(d)	508,870
2,623,477		NR	Series 2023-H19, Class FA, 6.225% (30-Day Average SOFR + 0.900%) due 8/20/73(d)	2,602,004
19,479		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	10,732
3,158		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 6.126% (1-Month Term SOFR + 0.794%) due 6/20/35(d)	2,816
233,884	EUR	AAA	Harvest CLO XI DAC, Series 11A, Class ARR, 4.608% (3-Month EURIBOR + 0.650%) due 6/26/30(d)(e)	251,590
42,161		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 6.097% (1-Month Term SOFR + 0.754%) due 7/25/45(d)	32,185
113,864		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 5.917% (1-Month Term SOFR + 0.574%) due 3/25/36(d)	103,113
63,490		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.820% (1-Month Term SOFR + 1.497%) due 12/15/31(d)(e)	51,804
35,767	EUR	AAA	Jubilee CDO BV, Series 2015-16A, Class A1R, 4.645% (3-Month EURIBOR + 0.800%) due 12/15/29(d)(e)	38,976
262,774		Aaa(c)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.707% (3-Month Term SOFR + 1.292%) due 4/20/31(d)(e)	262,355
208,878		WD(f)	Lehman XS Trust, Series 2007-20N, Class A1, 7.757% (1-Month Term SOFR + 2.414%) due 12/25/37(d)	210,518
152,322		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 5.697% (1-Month Term SOFR + 0.354%) due 8/25/36(d)	57,871
600,000		Aaa(c)	LUX Trust LION, Class A, 8.013% (1-Month Term SOFR + 2.690%) due 8/15/40(d)(e)	604,525
292,465	EUR	Aaa(c)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 4.535% (3-Month EURIBOR + 0.690%) due 12/15/31(d)(e)	313,911
287,473		AAA(f)	Marathon Static CLO, Series 2022-18A, Class A1R, 7.166% (3-Month Term SOFR + 1.750%) due 7/20/30(d)(e)	287,340
212,587		AAA	MKS CLO Ltd., Series 2017-2A, Class A, 6.867% (3-Month Term SOFR + 1.452%) due 1/20/31(d)(e)	212,790

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2% - (continued)
$ 4,480		WR(c)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 5.917% (1-Month Term SOFR + 0.594%) due 6/15/30(d)	$4,261
300,000		AAA(f)	Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.957% (3-Month Term SOFR + 1.590%) due 10/24/32(d)(e)	300,426
			New Residential Mortgage Loan Trust:
33,473		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	31,863
170,473		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	159,256
			Option One Mortgage Loan Trust:
88,761		CC	Series 2007-1, Class 1A1, 5.597% (1-Month Term SOFR + 0.254%) due 1/25/37(d)	54,031
84,478		CC	Series 2007-2, Class 1A1, 5.597% (1-Month Term SOFR + 0.254%) due 3/25/37(d)	55,044
222,472		Aaa(c)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.644% (3-Month Term SOFR + 1.242%) due 10/17/29(d)(e)	222,342
600,000	EUR	Aaa(c)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A (3-Month EURIBOR + 1.500%) due 5/15/33(d)(e)	652,115
176,218		BBB+	RASC Trust, Series 2006-KS3, Class M1, 5.952% (1-Month Term SOFR + 0.444%) due 4/25/36(d)	172,339
505,550		WD(f)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	169,658
			Securitized Asset-Backed Receivables LLC Trust:
447,856		CC	Series 2006-FR3, Class A3, 5.957% (1-Month Term SOFR + 0.614%) due 5/25/36(d)	230,052
92,827		CC	Series 2006-HE2, Class A2C, 5.757% (1-Month Term SOFR + 0.414%) due 7/25/36(d)	36,199
81,538		WR(c)	Sequoia Mortgage Trust, Series 6, Class A, 5.766% (1-Month Term SOFR + 0.754%) due 4/19/27(d)	78,310
			Soundview Home Loan Trust:
200,628		CC	Series 2007-OPT1, Class 1A1, 5.657% (1-Month Term SOFR + 0.314%) due 6/25/37(d)	135,681
49,305		CCC	Series 2007-OPT2, Class 2A3, 5.637% (1-Month Term SOFR + 0.294%) due 7/25/37(d)	41,527
496,818	EUR	Aaa(c)	St Paul’s CLO DAC, Series 4A, Class ARR1, 4.786% (3-Month EURIBOR + 0.830%) due 4/25/30(d)(e)	533,268
16,629		Aaa(c)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 6.535% (3-Month Term SOFR + 1.142%) due 4/15/28(d)(e)	16,643
92,072		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.535% (3-Month Term SOFR + 1.142%) due 4/15/27(d)(e)	91,991
500,000		Aaa(c)	VMC Finance LLC, Series 2022-FL5, Class A, 7.225% (30-Day Average SOFR + 1.900%) due 2/18/39(d)(e)	491,859
			Voya CLO Ltd.:
274,538		Aaa(c)	Series 2017-1A, Class A1R, 6.614% (3-Month Term SOFR + 1.212%) due 4/17/30(d)(e)	274,484
211,058		AAA	Series 2017-2A, Class A1R, 6.635% (3-Month Term SOFR + 1.242%) due 6/7/30(d)(e)	210,775
			WaMu Mortgage Pass-Through Certificates Trust:
5,571		Baa1(c)	Series 2002-AR2, Class A, 4.264% (11th District Cost of Funds Index + 1.250%) due 2/27/34(d)	5,168
2,296		WR(c)	Series 2002-AR17, Class 1A, 6.129% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(d)	2,086

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $17,432,661)	16,433,324

MORTGAGE-BACKED SECURITIES - 9.7%
FHLMC - 0.6%
			Federal Home Loan Mortgage Corp. (FHLMC):
185,281			3.500% due 6/1/52	162,864
94,020			3.000% due 7/1/52	79,753
500,000			6.500% due 10/1/53	508,582

			Total FHLMC	751,199

FNMA - 9.1%
			Federal National Mortgage Association (FNMA):
35,513			4.000% due 3/1/50	32,798
185,299			3.000% due 5/1/52	157,048
93,180			4.500% due 10/1/52	87,438
2,800,000			6.000% due 12/1/53(g)	2,807,437
2,000,000			6.500% due 12/1/53(g)	2,032,279
2,700,000			4.000% due 1/1/54(g)	2,454,667
800,000			4.500% due 1/1/54(g)	750,281
1,400,000			5.000% due 1/1/54(g)	1,348,937
1,600,000			5.500% due 1/1/54(g)	1,576,875

			Total FNMA	11,247,760

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $11,867,357)	11,998,959

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 5.6%
Canada - 0.4%
			Canadian Government Real Return Bonds:
541,413	CAD	AAA	4.250% due 12/1/26	$427,524
60,977	CAD	AAA	0.500% due 12/1/50	33,987

			Total Canada	461,511

France - 1.1%
			French Republic Government Bonds OAT:
708,036	EUR	AA-u(f)	0.100% due 3/1/26(e)	756,564
236,378	EUR	AA-u(f)	0.100% due 7/25/31(e)	247,375
348,135	EUR	AA-u(f)	0.100% due 7/25/38(e)	336,950

			Total France	1,340,889

Italy - 2.9%
			Italy Buoni Poliennali Del Tesoro:
3,100,868	EUR	NR	1.400% due 5/26/25(e)	3,315,674
359,508	EUR	Baa3u(c)	0.400% due 5/15/30(e)	356,635

			Total Italy	3,672,309

Japan - 1.2%
			Japanese Government CPI Linked Bonds:
63,298,740	JPY	A1(c)	0.100% due 3/10/28	452,393
142,770,300	JPY	A1(c)	0.100% due 3/10/29	1,023,744

			Total Japan	1,476,137

			TOTAL SOVEREIGN BONDS (Cost - $7,918,041)	6,950,846

CORPORATE BONDS & NOTES - 1.3%
Banks - 0.6%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	118,055
			Nykredit Realkredit AS, Covered Notes:
5,766,659	DKK	AAA	1.000% due 10/1/50	621,816
99,155	DKK	AAA	1.000% due 10/1/53	9,824
2	DKK	AAA	1.500% due 10/1/53	–

			Total Banks	749,695

Diversified Financial Services - 0.7%
			Jyske Realkredit AS, Covered Notes:
3,456,882	DKK	AAA	1.000% due 10/1/50	371,534
478,580	DKK	AAA	1.500% due 10/1/53	53,061
			Nordea Kredit Realkreditaktieselskab, Covered Notes:
1,667,239	DKK	AAA	1.000% due 10/1/50	179,047
100,002	DKK	AAA	1.500% due 10/1/53	9,328
			Realkredit Danmark AS, Covered Notes:
1,223,906	DKK	AAA	1.000% due 10/1/50	131,541
573,696	DKK	AAA	1.000% due 10/1/53	59,645
179,507	DKK	AAA	1.500% due 10/1/53	20,120

			Total Diversified Financial Services	824,276

			TOTAL CORPORATE BONDS & NOTES (Cost - $2,183,906)	1,573,971

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $187,381,363)	171,851,485

SHORT-TERM INVESTMENTS - 0.7%
TIME DEPOSITS - 0.7%
			ANZ National Bank - Hong Kong:
55,459	AUD		2.900% due 12/1/23	36,642
21,954	NZD		3.350% due 12/1/23	13,519
1,122	DKK		BBH - Grand Cayman, 2.500% due 12/1/23	164
453	SGD		BNP Paribas - Paris, 2.500% due 12/1/23	339
$ 597,216			JPMorgan Chase & Co. - New York, 4.680% due 12/1/23	597,216

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 0.7% - (continued)
TIME DEPOSITS - 0.7% - (continued)
427	CAD	Royal Bank of Canada - Toronto, 3.790% due 12/1/23	$315
		Skandinaviska Enskilda Banken AB - Stockholm:
16,048	SEK	2.700% due 12/1/23	1,528
177,477	EUR	2.810% due 12/1/23	193,201
467	NOK	3.090% due 12/1/23	43
964	GBP	4.160% due 12/1/23	1,217
5,242	ZAR	Standard Chartered Bank - Johannesburg, 6.570% due 12/1/23	278
2,426,584	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.330)% due 12/1/23	16,369

		TOTAL SHORT-TERM INVESTMENTS (Cost - $860,831)	860,831

		TOTAL INVESTMENTS - 139.2% (Cost - $188,242,194)	172,712,316

		Liabilities in Excess of Other Assets - (39.2)%	(48,634,718)

		TOTAL NET ASSETS - 100.0%	$124,077,598

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $14,074,871 and represents 11.3% of net assets.

(f)	Rating by Fitch Ratings Service.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $12,856,754 which represents 10.4% of net assets.

At November 30, 2023, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$ 188,242,194	$ 6,173,154	$ (21,713,571)	$ (15,540,417)

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DAC	—	Designated Acitivity Company
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	78.1%
Collateralized Mortgage Obligations	9.5
Mortgage-Backed Securities	7.0
Sovereign Bonds	4.0
Corporate Bonds & Notes	0.9
Short-Term Investments	0.5

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2023, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,900,000	234,525	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	10/6/25	3.150%	$105,447
5,900,000	234,525	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	10/6/25	3.150%	40,344
100,000	$5,639		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	12/20/23	4.858%	725
4,600,000	259,380		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BNP	2/13/24	4.700%	37,265
4,500,000	253,742		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BNP	12/20/23	4.868%	33,408
4,500,000	253,742		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	JPM	1/16/24	4.750%	31,982

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received - $195,402)				$249,171

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2023, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	NatWest Markets Securities Inc.:
$ 2,960,750	5.430% due 12/6/23	$2,960,750
	Nomura Securities International, Inc.:
28,420,740	5.440% due 12/7/23	28,420,740

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds - $31,381,490)	$31,381,490

For the period ended November 30, 2023, the daily average borrowing and interest rate under the reverse repurchase agreements were $35,970,381 and 5.426%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2023, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl Futures	12	3/24	$1,532,901	$1,529,047	$(3,854)
Euro-BTP Futures	9	12/23	1,110,241	1,126,407	16,166
U.S. Treasury 2-Year Note Futures	9	3/24	1,835,565	1,840,148	4,583
U.S. Treasury Long Bond Futures	11	3/24	1,270,046	1,280,813	10,767
U.S. Ultra Long Bond Futures	36	3/24	4,068,114	4,086,563	18,449

					46,111

Contracts to Sell:
Euro-Bund Futures	23	3/24	3,331,900	3,321,264	10,636
Euro-Buxl 30-Year Bond Futures	8	12/23	1,127,049	1,133,015	(5,966)
Euro-OAT Futures	7	12/23	962,126	968,603	(6,477)
Euro-Schatz Note Futures	69	12/23	7,915,689	7,915,825	(136)
Euro-Schatz Note Futures	82	3/24	9,450,115	9,442,919	7,196
Short Euro-BTP Futures	15	12/23	1,711,682	1,719,934	(8,252)
U.S. Treasury 5-Year Note Futures	20	3/24	2,128,905	2,137,031	(8,126)
U.S. Treasury 10-Year Note Futures	105	3/24	11,475,441	11,528,672	(53,231)
U.S. Treasury Ultra Long Bond Futures	32	3/24	3,890,751	3,936,000	(45,249)

					(109,605)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(63,494)

At November 30, 2023, Inflation-Linked Fixed Income Fund had deposited cash of $610,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2023, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Danish Krone	4,072,746	USD	599,489	BNP	$594,735	12/4/23	$(4,754)
Euro	7,343,000	USD	8,059,561	HSBC	7,993,590	12/4/23	(65,971)
Euro	85,000	USD	93,390	HSBC	92,531	12/4/23	(859)
Euro	60,000	USD	64,400	HSBC	65,316	12/4/23	916
Japanese Yen	109,902,859	USD	740,286	MLP	741,360	12/4/23	1,074
New Zealand Dollar	37,674	USD	21,976	BNP	23,200	12/4/23	1,224
New Zealand Dollar	37,674	USD	22,955	MLP	23,204	1/9/24	249

							(68,121)

Contracts to Sell:
British Pound	56,591	USD	68,971	BCLY	71,446	12/4/23	(2,475)
British Pound	20,034	USD	24,310	JPM	25,293	12/4/23	(983)
British Pound	22,375	USD	27,153	SCB	28,249	12/4/23	(1,096)
Canadian Dollar	622,000	USD	448,369	DUB	458,398	12/4/23	(10,029)
Danish Krone	5,393,416	USD	791,268	BCLY	789,227	1/9/24	2,041
Danish Krone	4,064,203	USD	599,489	BNP	594,721	1/9/24	4,768
Danish Krone	5,028,685	USD	713,729	MLP	734,329	12/4/23	(20,600)
Danish Krone	4,438,533	USD	633,842	MLP	648,150	12/4/23	(14,308)
Euro	7,252,000	USD	7,650,570	BCLY	7,894,528	12/4/23	(243,958)
Euro	151,000	USD	161,330	BCLY	164,378	12/4/23	(3,048)
Euro	7,343,000	USD	8,073,490	HSBC	8,007,389	1/9/24	66,101
Japanese Yen	220,086,928	USD	1,478,280	BNP	1,484,616	12/4/23	(6,336)
Japanese Yen	109,243,264	USD	740,286	MLP	741,423	1/9/24	(1,137)
New Zealand Dollar	37,674	USD	22,952	MLP	23,200	12/4/23	(248)
Peruvian Sol	188,703	USD	49,137	SCB	50,434	12/20/23	(1,297)

							(232,605)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(300,726)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	$768,774	$—	$768,774
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	100,000	(3,668)	—	(3,668)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(25,159)	—	(25,159)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(24,566)	—	(24,566)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(16,399)	—	(16,399)
Receive	6-Month EURIBOR	2.750%	3/20/54	12-Month	EUR	2,800,000	(21,667)	102,031	(123,698)
Pay	6-Month EURIBOR	2.879%	8/15/32	6-Month	EUR	1,200,000	(8,903)	—	(8,903)
Pay	6-Month EURIBOR	3.000%	3/20/34	12-Month	EUR	12,500,000	102,707	(209,763)	312,470
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	223	(1,139)	1,362
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	8,880	1,442	7,438
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	(1,984)	(1,033)	(951)
Receive	SOFR	1.840%	11/21/28	6-Month	USD	1,500,000	165,273	—	165,273
Pay	SOFR	1.888%	11/21/53	6-Month	USD	300,000	(116,540)	—	(116,540)
Receive	SOFR	2.237%	11/21/53	6-Month	USD	1,100,000	360,357	—	360,357
Pay	SOFR	2.340%	11/21/28	6-Month	USD	5,600,000	(492,099)	—	(492,099)
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	227,727	27,102	200,625
Pay	SOFR	3.085%	2/13/34	12-Month	USD	3,100,000	(214,772)	(23,830)	(190,942)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	14,300,000	64,575	15,466	49,109
Pay	SOFR	4.611%	10/31/25	12-Month	USD	7,000,000	(1,065)	—	(1,065)

							$771,694	$(89,724)	$861,418

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	3.520%	9/15/24	EUR	200,000	$(1,716)	$(516)	$(1,200)
Pay	2-Year EUR Inflation Linked	3.720%	9/15/24	EUR	300,000	(1,258)	(654)	(604)
Pay	2-Year EUR Inflation Linked	3.850%	9/15/24	EUR	400,000	(534)	—	(534)
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	1,000,000	96,907	(37,985)	134,892
Receive	5-Year EUR Inflation Linked	2.260%	3/15/28	EUR	600,000	5,326	—	5,326
Receive	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	5,158	100	5,058
Receive	8-Year EUR Inflation Linked	2.359%	8/15/30	EUR	200,000	6,942	—	6,942
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(279,876)	(9,569)	(270,307)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(135,188)	93,051	(228,239)
Pay	10-Year EUR Inflation Linked	2.356%	11/15/33	EUR	400,000	2,584	(530)	3,114
Pay	10-Year EUR Inflation Linked	2.363%	11/15/33	EUR	300,000	2,137	—	2,137
Pay	10-Year EUR Inflation Linked	2.390%	11/15/33	EUR	200,000	1,987	196	1,791
Receive	10-Year EUR Inflation Linked	2.470%	7/15/32	EUR	200,000	6,107	—	6,107
Receive	10-Year EUR Inflation Linked	2.570%	6/15/32	EUR	300,000	6,026	—	6,026
Receive	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	400,000	13,495	2,060	11,435
Receive	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	1,850	(4,228)	6,078
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	16,837	(15,114)	31,951
Pay	15-Year EUR Inflation Linked	2.488%	5/15/37	EUR	200,000	(9,611)	201	(9,812)
Pay	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(3,281)	—	(3,281)
Receive	30-Year EUR Inflation Linked	2.548%	11/15/53	EUR	100,000	832	(309)	1,141
Pay	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	(994)	—	(994)
Pay	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	(14,826)	(2,478)	(12,348)
Receive	30-Year EUR Inflation Linked	2.620%	11/15/53	EUR	100,000	(1,414)	—	(1,414)
Pay	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	7,242	1,337	5,905
Pay	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	4,932	1,308	3,624
Pay	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	300,000	17,014	1,172	15,842
Pay	1-Year USD Inflation Linked	2.510%	9/8/24	USD	300,000	(341)	—	(341)
Pay	1-Year USD Inflation Linked	2.560%	9/12/24	USD	400,000	(222)	—	(222)
Pay	1-Year USD Inflation Linked	2.565%	9/12/24	USD	400,000	(203)	—	(203)
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	39,755	81	39,674
Receive	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	37,897	—	37,897
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	22,026	—	22,026
Receive	7-Year USD Inflation Linked	1.797%	8/25/27	USD	600,000	88,114	5,868	82,246
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	98,255	1,693	96,562
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	6,155	—	6,155
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	5,394	—	5,394
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(157,082)	(50,027)	(107,055)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(181,089)	(8,764)	(172,325)
Pay	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(209,701)	9,233	(218,934)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	244,600	1,035	243,565
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(87,125)	59,292	(146,417)
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	(31,429)	24,122	(55,551)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(46,725)	36,670	(83,395)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(47,406)	37,569	(84,975)

						$(472,449)	$144,814	$(617,263)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swaps on Corporate Issue - Sell Protection (1)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.140%	USD	100,000	$247	$106	$141

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2023, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $655,000 for open centrally cleared swap contracts.

At November 30, 2023, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	11/17/23	12/4/23	5.504%	$913,757
BNP Paribas SA	11/17/23	12/4/23	5.504%	4,511,129
BNP Paribas SA	11/30/23	12/4/23	5.573%	1,046,740

				$6,471,626

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 250-252 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 33.9%
Agriculture - 1.0%
		Imperial Brands Finance PLC, Company Guaranteed Notes:
$ 2,000,000	BBB	3.125% due 7/26/24(a)	$1,962,585
700,000	BBB	3.500% due 7/26/26(a)	659,863
372,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	365,868

		Total Agriculture	2,988,316

Auto Manufacturers - 0.8%
2,600,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 6.498% (SOFR + 1.150%) due 8/4/25(a)(b)	2,600,257

Banks - 14.7%
1,000,000	BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 1.050% due 9/9/24	961,357
150,000	A+	Banco Santander SA, Senior Preferred Notes, 3.892% due 5/24/24	148,647
3,400,000	A-	Bank of America Corp., Senior Unsecured Notes, 0.976% (SOFR + 0.690%) due 4/22/25(b)	3,325,810
3,100,000	BBB+	Barclays PLC, Senior Unsecured Notes, 3.932% (3-Month USD-LIBOR + 1.610%) due 5/7/25(b)	3,069,563
		BNP Paribas SA, Senior Non-Preferred Notes:
700,000	A-	2.819% (3-Month Term SOFR + 1.373%) due 11/19/25(a)(b)	678,490
2,325,000	A-	3.375% due 1/9/25(a)	2,262,529
		Credit Suisse AG, Senior Unsecured Notes:
500,000	A+	4.750% due 8/9/24	495,421
2,500,000	A+	3.625% due 9/9/24	2,450,862
200,000	BBB+	Danske Bank AS, Senior Non-Preferred Notes, 5.375% due 1/12/24(a)	199,749
400,000	BBB-	Deutsche Bank AG, Senior Non-Preferred Notes, 3.700% due 5/30/24	394,934
1,237,000	A-	Deutsche Bank AG, (Cost - $1,221,822, acquired 3/31/22), Senior Preferred Notes, 0.898% due 5/28/24(c)	1,206,637
1,700,000	BBB-	Deutsche Bank AG, (Cost - $1,656,314, acquired 9/20/23), Senior Non-Preferred Notes, 1.447% (SOFR + 1.131%) due 4/1/25(b)(c)	1,670,513
		DNB Bank ASA:
500,000	A	Senior Non-Preferred Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(a)(b)	458,016
400,000	AA-	Senior Preferred Notes, 2.968% (SOFR + 0.810%) due 3/28/25(a)(b)	396,006
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
2,000,000	BBB+	5.700% due 11/1/24	1,998,877
900,000	BBB+	3.272% (3-Month Term SOFR + 1.463%) due 9/29/25(b)	880,231
5,900,000	A-	HSBC Holdings PLC, Senior Unsecured Notes, 6.903% (3-Month Term SOFR + 1.492%) due 3/11/25(b)	5,910,130
1,900,000	A-	ING Groep NV, Senior Unsecured Notes, 6.357% (SOFR + 1.010%) due 4/1/27(b)	1,872,920
		JPMorgan Chase & Co., Senior Unsecured Notes:
100,000	A-	4.023% (3-Month Term SOFR + 1.262%) due 12/5/24(b)	99,994
2,300,000	A-	3.220% (3-Month Term SOFR + 1.417%) due 3/1/25(b)	2,284,204
500,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(b)	484,891
2,200,000	BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.870% (1-Year CMT Index + 3.500%) due 7/9/25(b)	2,171,766
1,300,000	BBB+	NatWest Group PLC, Senior Unsecured Notes, 4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(b)	1,291,924
1,000,000	A	NatWest Markets PLC, Senior Unsecured Notes, 6.797% (SOFR + 1.450%) due 3/22/25(a)(b)	1,007,600
600,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 6.308% (SOFR + 0.960%) due 6/6/25(a)(b)	601,612
		Societe Generale SA, Senior Non-Preferred Notes:
800,000	BBB	3.875% due 3/28/24(a)	794,657
2,300,000	BBB	2.625% due 1/22/25(a)	2,209,365
		Standard Chartered PLC, Senior Unsecured Notes:
1,700,000	BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,679,025
1,400,000	BBB+	7.088% (SOFR + 1.740%) due 3/30/26(a)(b)	1,403,304
2,700,000	BBB+	Wells Fargo & Co., Senior Unsecured Notes, 2.406% (3-Month Term SOFR + 1.087%) due 10/30/25(b)	2,612,462

		Total Banks	45,021,496

Beverages - 0.7%
2,100,000	BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	2,011,187

Diversified Financial Services - 4.1%
3,000,000	BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.875% due 1/16/24	2,995,135

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 33.9% - (continued)
Diversified Financial Services - 4.1% - (continued)
$ 1,800,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 5.125% due 9/30/24	$1,783,264
2,500,000	BBB-	Cantor Fitzgerald LP, Senior Unsecured Notes, 4.875% due 5/1/24(a)	2,472,009
800,000	A-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	777,917
2,700,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.648% due 1/16/25	2,602,167
700,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.500% due 2/15/24(a)	698,140
		Synchrony Financial, Senior Unsecured Notes:
400,000	BBB-	4.375% due 3/19/24	397,702
900,000	BBB-	4.250% due 8/15/24	885,045

		Total Diversified Financial Services	12,611,379

Electric - 2.3%
		Enel Finance International NV:
		Company Guaranteed Notes:
1,000,000	BBB+	2.650% due 9/10/24(a)	974,344
1,000,000	BBB+	2.650% due 9/10/24	974,344
921,000	BBB+	Senior Unsecured Notes, 4.250% due 6/15/25(a)	900,197
1,800,000	BBB+	Israel Electric Corp., Ltd., Senior Secured Notes, 5.000% due 11/12/24(a)	1,768,261
		Pacific Gas & Electric Co., 1st Mortgage Notes:
300,000	BBB-	3.750% due 2/15/24	298,276
100,000	BBB-	3.400% due 8/15/24	97,947
2,000,000	A-	Southern California Edison Co., 1st Mortgage Notes, 1.100% due 4/1/24	1,967,862

		Total Electric	6,981,231

Electronics - 0.5%
1,500,000	BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24	1,448,827

Healthcare - Products - 0.7%
		Baxter International Inc., Senior Unsecured Notes:
1,000,000	BBB	5.606% (SOFR + 0.260%) due 12/1/23(b)	1,000,000
1,255,000	BBB	1.322% due 11/29/24	1,201,180

		Total Healthcare - Products	2,201,180

Healthcare - Services - 1.3%
4,100,000	BBB-	HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	4,088,825

Insurance - 2.3%
		Athene Global Funding:
		Secured Notes:
600,000	A+	6.398% (3-Month Term SOFR + 0.992%) due 1/8/24(a)(b)	599,815
400,000	A+	2.514% due 3/8/24(a)	396,032
		Senior Secured Notes:
1,400,000	A+	1.000% due 4/16/24(a)	1,372,979
800,000	A+	6.046% (SOFR + 0.700%) due 5/24/24(a)(b)	798,401
200,000	A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	189,773
2,400,000	A-	GA Global Funding Trust, Senior Secured Notes, 1.250% due 12/8/23(a)	2,398,514
1,400,000	A	Jackson National Life Global Funding, Secured Notes, 6.498% (SOFR + 1.150%) due 6/28/24(a)(b)	1,402,333

		Total Insurance	7,157,847

Investment Companies - 0.1%
400,000	Baa3(d)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	383,932

Media - 1.9%
5,464,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 7.289% (3-Month Term SOFR + 1.912%) due 2/1/24(b)	5,468,792
300,000	BBB	Fox Corp., Senior Unsecured Notes, 4.030% due 1/25/24	299,048

		Total Media	5,767,840

Packaging & Containers - 0.4%
1,114,000	BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	1,079,780

Pharmaceuticals - 0.7%
2,225,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 6.681% (3-Month Term SOFR + 1.272%) due 12/15/23(a)(b)	2,225,240

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 33.9% - (continued)
Pipelines - 0.6%
		Energy Transfer LP, Senior Unsecured Notes:
$ 900,000	BBB	4.250% due 4/1/24	$894,921
600,000	BBB	4.500% due 4/15/24	596,835
210,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.750% due 5/15/24	209,863

		Total Pipelines	1,701,619

Retail - 0.8%
2,500,000	A	7-Eleven Inc., Senior Unsecured Notes, 0.800% due 2/10/24(a)	2,475,583

Semiconductors - 0.8%
200,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 1.543% due 11/26/24	191,007
200,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 1.543% due 11/26/24(a)	191,007
2,100,000	BBB-	SK Hynix Inc., Senior Unsecured Notes, 1.000% due 1/19/24(a)	2,087,101

		Total Semiconductors	2,469,115

Trucking & Leasing - 0.2%
700,000	A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.550% due 4/15/24(a)	693,731

		TOTAL CORPORATE BONDS & NOTES (Cost - $104,501,816)	103,907,385

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5%
500,000	Aaa(d)	ACREC LLC, Series 2023-FL2, Class A, 7.553% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	500,980
1,336,783	Aaa(d)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 6.705% (3-Month Term SOFR + 1.312%) due 7/15/30(a)(b)	1,336,389
2,086,500	Aaa(d)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 6.507% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	2,045,515
300,000	Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.705% (3-Month Term SOFR + 1.312%) due 1/15/32(a)(b)	299,862
700,000	AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 6.570% (1-Month Term SOFR + 1.247%) due 6/15/35(a)(b)	689,541
		BAMLL Commercial Mortgage Securities Trust:
500,000	AAA	Series 2019-AHT, Class A, 6.570% (1-Month Term SOFR + 1.247%) due 3/15/34(a)(b)	494,954
400,000	Aaa(d)	Series 2019-RLJ, Class A, 6.420% (1-Month Term SOFR + 1.097%) due 4/15/36(a)(b)	397,698
270,615	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 3.597% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	262,609
1,144,429	Aaa(d)	Birch Grove CLO Ltd., Series 19A, Class AR, 6.801% (3-Month Term SOFR + 1.392%) due 6/15/31(a)(b)	1,144,405
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 6.687% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,510,530
1,235,977	Aaa(d)	BXMT Ltd., Series 2020-FL3, Class A, 6.844% (1-Month Term SOFR + 1.514%) due 11/15/37(a)(b)	1,185,013
68,989	A-1+	CCG Receivables Trust, Series 2023-1, Class A1, 5.395% due 3/14/24(a)	68,980
2,700,000	AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 6.617% (1-Month Term SOFR + 1.294%) due 10/15/36(a)(b)	2,652,272
1,519,519	Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,382,654
1,000,000	Aaa(d)	CNH Equipment Trust, Series 2023-B, Class A2, 5.900% due 2/16/27	1,002,800
1,600,000	NR	COMM Mortgage Trust, Series 2021-2400, Class A, 6.737% (1-Month Term SOFR + 1.414%) due 12/15/38(a)(b)	1,461,416
		Credit Suisse Commercial Mortgage Capital Trust:
240,683	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	219,596
719,821	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	683,097
176,901	AAA(e)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	164,157
111,272	B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 6.312% (1-Month Term SOFR + 0.969%) due 8/25/34(b)	110,956
400,000	Aaa(d)	DLLAA LLC, Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	400,700
1,970,505	Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.517% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,949,568
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
461,630	NR	Series 4344, Class FA, 5.130% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	447,639
632,060	NR	Series 4351, Class FA, 5.026% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	616,054
1,080,167	NR	Series 4906, Class WF, 4.862% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	1,055,441
841,548	NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 5.743% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	809,167
147,030	BBB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 6.282% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	136,461
120,602	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 6.192% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	116,665
596,417	Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.745% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	596,410
		GCAT Trust:
720,818	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	586,329
912,854	AAA(e)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	797,528

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5% - (continued)
		Government National Mortgage Association (GNMA):
$ 1,112,519	NR	Series 2016-H06, Class FD, 6.359% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	$1,108,547
1,064,363	NR	Series 2017-H15, Class FE, 6.525% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	1,068,444
75,245	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	64,816
53,485	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	46,012
3,284,784	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,695,040
202,963	NR	Series 2023-H11, Class FC, 6.425% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	203,548
401,309	NR	Series 2023-H24, Class FA, 6.275% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	400,640
200,000	NR	Series 2023-H27, Class FD, 6.422% (30-Day Average SOFR + 1.100%) due 11/20/73(b)(f)	201,795
169,672	Aaa(d)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 6.617% (1-Month Term SOFR + 1.294%) due 9/15/37(a)(b)	169,063
2,500,000	Aaa(d)	GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.723% (1-Month Term SOFR + 3.400%) due 8/15/39(a)(b)	2,500,135
1,299,139	AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,175,570
		GS Mortgage-Backed Securities Trust:
743,562	Aaa(d)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	676,649
249,377	Aaa(d)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	226,807
158,726	A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.820% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	129,509
		JP Morgan Mortgage Trust:
175,370	Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	150,772
317,102	Aaa(d)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	289,163
531,729	Aaa(d)	KKR CLO 11 Ltd., Series 11, Class AR, 6.835% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	532,073
2,000,000	Aaa(d)	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.400% due 2/17/26(a)	1,994,395
1,839,417	Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.707% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	1,836,487
34,754	AAA	LCM XIII LP, Series 13A, Class AR3, 6.528% (3-Month Term SOFR + 1.132%) due 7/19/27(a)(b)	34,741
		Legacy Mortgage Asset Trust:
294,431	NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	278,074
272,229	NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	254,301
17,600	NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(a)	17,415
1,500,000	Aaa(d)	M&T Equipment 2023-LEAF1 Notes, Series 2023-1A, Class A2, 6.090% due 7/15/30(a)	1,501,719
2,700,000	Aaa(d)	M360 Ltd., Series 2021-CRE3, Class A, 6.949% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	2,644,380
146,511	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 6.157% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	124,360
562,580	Aaa(d)	MF1 Ltd., Series 2020-FL4, Class A, 7.144% (1-Month Term SOFR + 1.814%) due 11/15/35(a)(b)	563,013
369,197	Aaa(d)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.294% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	366,304
		MFA Trust:
202,629	AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	187,382
218,730	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	200,363
566,653	AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 6.682% (3-Month Term SOFR + 1.292%) due 1/29/30(a)(b)	566,038
		Mill City Mortgage Loan Trust:
537,779	Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	502,520
393,035	AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	363,905
		MMAF Equipment Finance LLC:
1,255,680	Aaa(d)	Series 2022-B, Class A2, 5.570% due 9/9/25(a)	1,252,860
500,000	Aaa(d)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	501,425
389,591	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.357% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(g)	378,651
309,043	Aaa(d)	Mountain View CLO LLC, Series 2017-1A, Class AR, 6.745% (3-Month Term SOFR + 1.352%) due 10/16/29(a)(b)	309,155
1,600,000	Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 6.387% (1-Month Term SOFR + 1.064%) due 8/15/38(a)(b)	1,496,416
		New Residential Mortgage Loan Trust:
167,363	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	159,313
51,489	AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	48,464
93,763	A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 6.117% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	91,898
435,798	NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	402,695
1,800,000	AAA(e)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.532% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,645,805
2,744,306	AAA(e)	OSD CLO Ltd., Series 2021-23A, Class A, 6.534% (3-Month Term SOFR + 1.132%) due 4/17/31(a)(b)	2,736,183
1,000,000	Aaa(d)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 6.777% (3-Month Term SOFR + 1.362%) due 10/20/31(a)(b)	1,000,731
267,146	Aaa(d)	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A2, 4.840% due 2/15/28(a)	266,687

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.5% - (continued)
$ 196,214	Aaa(d)	PFP Ltd., Series 2021-8, Class A, 6.444% (1-Month Term SOFR + 1.114%) due 8/9/37(a)(b)	$192,971
1,500,000	AAA	PFS Financing Corp., Series 2023-D, Class A, 6.474% (30-Day Average SOFR + 1.150%) due 8/15/27(a)(b)	1,504,175
92,913	NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	91,363
739,679	AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 6.087% (1-Month Term SOFR + 0.764%) due 2/3/53(a)(b)	736,317
		SoFi Consumer Loan Program Trust:
416,702	Aaa(d)	Series 2022-1S, Class A, 6.210% due 4/15/31(a)	417,855
213,432	AAA	Series 2023-1S, Class A, 5.810% due 5/15/31(a)	213,532
168,234	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	154,388
1,200,000	AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 6.487% (1-Month Term SOFR + 1.164%) due 4/15/34(a)(b)	1,177,512
513,168	AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 6.610% (3-Month Term SOFR + 1.232%) due 4/25/31(a)(b)	511,986
1,215,120	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 6.486% (1-Month Term SOFR + 1.164%) due 11/11/34(a)(b)	1,209,082
		Towd Point Mortgage Trust:
124,902	Aaa(d)	Series 2017-5, Class A1, 5.512% (1-Month Term SOFR + 0.714%) due 2/25/57(a)(b)	125,705
326,552	AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	311,135
178,339	Aaa(d)	Series 2019-HY2, Class A1, 6.457% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	180,058
219,084	Aaa(d)	Series 2019-HY3, Class A1A, 6.457% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	218,869
565,553	AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	526,338
1,062,907	AAA(e)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	993,596
1,000,000	Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 6.807% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	986,912
223,206	Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.535% (3-Month Term SOFR + 1.142%) due 4/15/27(a)(b)	223,007
276,591	AAA(e)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	276,877
312,130	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 6.037% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	292,554
151,593	Aaa(d)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 6.567% (3-Month Term SOFR + 1.152%) due 7/20/29(a)(b)	151,302

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $71,580,289)	68,985,183

ASSET-BACKED SECURITIES - 15.7%
Automobiles - 10.1%
700,000	Aaa(d)	Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.760% due 11/15/26	700,588
600,000	Aaa(d)	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360% due 3/20/26(a)	576,682
700,000	Aaa(d)	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.830% due 5/15/26(a)	699,857
		BMW Vehicle Lease Trust:
492,363	AAA	Series 2023-1, Class A2, 5.270% due 2/25/25	491,773
300,000	AAA	Series 2023-2, Class A2, 5.950% due 8/25/25	300,577
300,000	AAA	Series 2023-2, Class A3, 5.990% due 9/25/26	302,455
1,207,648	AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740% due 9/15/25	1,200,699
1,206,426	AAA	Carmax Auto Owner Trust, Series 2022-4, Class A2B, 6.224% (30-Day Average SOFR + 0.900%) due 12/15/25(b)	1,207,905
		Carvana Auto Receivables Trust:
300,000	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	280,119
302,772	AAA	Series 2022-P3, Class A2, 4.420% due 12/10/25	301,882
600,000	AAA	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.800% due 11/16/26	599,771
1,700,000	AAA	Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, 5.914% (30-Day Average SOFR + 0.590%) due 2/15/26(b)	1,701,101
483,198	Aaa(d)	Ford Credit Auto Owner Trust, Series 2022-D, Class A2B, 6.084% (30-Day Average SOFR + 0.760%) due 8/15/25(b)	483,763
		GM Financial Automobile Leasing Trust:
227,297	AAA	Series 2022-3, Class A2B, 6.035% (30-Day Average SOFR + 0.710%) due 10/21/24(b)	227,306
997,435	AAA	Series 2023-1, Class A2B, 5.875% (30-Day Average SOFR + 0.550%) due 6/20/25(b)	997,213
		GM Financial Consumer Automobile Receivables Trust:
1,757,578	AAA	Series 2023-2, Class A2B, 6.074% (30-Day Average SOFR + 0.750%) due 5/18/26(b)	1,758,601
700,000	AAA	Series 2023-3, Class A2A, 5.740% due 9/16/26	701,199
1,500,000	AAA	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.900% due 4/15/26(a)	1,483,051
		Hertz Vehicle Financing III LLC:
200,000	Aaa(d)	Series 2022-3A, Class A, 3.370% due 3/25/25(a)	199,147
1,000,000	Aaa(d)	Series 2023-1A, Class A, 5.490% due 6/25/27(a)	988,994
1,000,000	AAA	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.410% due 4/15/26	998,607

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 15.7% - (continued)
Automobiles - 10.1% - (continued)
$ 700,873	AAA	Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2B, 5.964% (30-Day Average SOFR + 0.640%) due 4/15/25(a)(b)	$701,158
500,000	AAA	Hyundai Auto Receivables Trust, Series 2023-B, Class A2A, 5.770% due 5/15/26	500,332
		LAD Auto Receivables Trust:
977,237	Aaa(d)	Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	976,029
300,000	Aaa(d)	Series 2023-3A, Class A2, 6.090% due 6/15/26(a)	300,576
		Toyota Auto Receivables Owner Trust:
1,123,264	AAA	Series 2022-C, Class A2B, 5.894% (30-Day Average SOFR + 0.570%) due 8/15/25(b)	1,123,726
800,000	AAA	Series 2023-C, Class A2A, 5.600% due 8/17/26	800,022
1,300,000	Aaa(d)	Toyota Lease Owner Trust, Series 2023-B, Class A2B, 5.875% (30-Day Average SOFR + 0.550%) due 4/20/26(a)(b)	1,300,411
600,000	AAA	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.830% due 7/15/26(a)	601,532
900,000	AAA	Volkswagen Auto Lease Trust, Series 2023-A, Class A2B, 5.895% (30-Day Average SOFR + 0.570%) due 1/20/26(b)	900,217
2,100,000	AAA	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.500% due 12/21/26	2,098,875
		World Omni Auto Receivables Trust:
944,186	AAA	Series 2022-C, Class A2, 3.730% due 3/16/26	938,098
614,573	AAA	Series 2023-A, Class A2B, 5.754% (30-Day Average SOFR + 0.430%) due 7/15/26(b)	614,338
924,866	AAA	Series 2023-B, Class A2A, 5.250% due 11/16/26	922,713
3,000,000	AAA	Series 2023-D, Class A2A, 5.910% due 2/16/27	3,009,617

		Total Automobiles	30,988,934

Credit Cards - 2.9%
700,000	Aaa(d)	CARDS II Trust, Series 2023-2A, Class A, 6.177% (SOFR + 0.850%) due 7/15/28(a)(b)	701,469
3,000,000	Aaa(d)	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.069% (1-Month Term SOFR + 0.734%) due 4/22/26(b)	3,004,223
2,300,000	Aaa(d)	Master Credit Card Trust II, Series 2023-2A, Class A, 6.174% (30-Day Average SOFR + 0.850%) due 1/21/27(a)(b)	2,300,887
3,000,000	AAA	Trillium Credit Card Trust II, Series 2023-3A, Class A, 6.173% (SOFR + 0.850%) due 8/26/28(a)(b)	3,001,206

		Total Credit Cards	9,007,785

Student Loans - 2.7%
		ECMC Group Student Loan Trust:
499,389	Aaa(d)	Series 2017-2A, Class A, 6.493% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	493,945
376,914	Aaa(d)	Series 2018-1A, Class A, 6.193% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	369,872
588,379	Aaa(d)	Series 2019-1A, Class A1B, 6.443% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	581,947
18,555	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 6.446% (90-Day Average SOFR + 1.112%) due 10/25/35(a)(b)	18,565
1,757,021	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,502,485
668,858	AAA	Navient Private Education Loan Trust, Series 2015-BA, Class A3, 6.887% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	671,252
		Navient Private Education Refi Loan Trust:
184,885	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	163,366
241,600	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	213,722
		Nelnet Student Loan Trust:
655,043	AA+	Series 2017-3A, Class A, 6.293% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)(h)	646,572
246,538	AAA	Series 2018-3A, Class A2, 5.897% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	245,567
677,521	AA+	Series 2019-2A, Class A, 6.343% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	670,604
547,351	AA+	Series 2019-3A, Class A, 6.257% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	541,708
214,510	AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 5.726% (90-Day Average SOFR + 0.130%) due 10/25/36(b)	213,033
171,691	AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 5.665% (90-Day Average SOFR + 0.322%) due 5/15/29(b)	171,006
212,245	AAA	SLM Student Loan Trust, Series 2004-10, Class A7B, 6.196% (90-Day Average SOFR + 0.862%) due 10/25/29(a)(b)	212,068
		SMB Private Education Loan Trust:
256,591	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)(h)	228,123
206,106	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	183,653
572,318	Aaa(d)	Series 2023-C, Class A1B, 6.874% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	571,699
539,328	Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.146% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	527,627

		Total Student Loans	8,226,814

		TOTAL ASSET-BACKED SECURITIES (Cost - $48,579,638)	48,223,533

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 4.3%
U.S. GOVERNMENT AGENCIES - 3.7%
$ 4,100,000	AA+	Federal Home Loan Banks, 5.650% due 5/28/25	$4,096,367
		Federal Home Loan Mortgage Corp.:
3,700,000	AA+	5.680% due 4/3/25	3,700,495
3,000,000	AA+	5.800% due 7/3/25	3,000,000
700,000	AA+	5.880% due 8/8/25	698,782

		Total U.S. GOVERNMENT AGENCIES	11,495,644

U.S. GOVERNMENT OBLIGATIONS - 0.6%
1,919,440		U.S. Treasury Inflation Indexed Notes, 0.125% due 10/15/24	1,867,615

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $13,370,410)	13,363,259

MORTGAGE-BACKED SECURITIES - 0.2%
FHLMC - 0.2%
809,258		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49 (Cost - $848,962)	749,191

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $238,881,115)	235,228,551

SHORT-TERM INVESTMENTS - 37.8%
COMMERCIAL PAPERS - 16.5%
2,200,000		Amcor Flexibles North America Inc., 5.607% due 12/11/23(a)(i)	2,196,590
3,000,000		American Electric Power Co., Inc., 5.636% due 12/12/23(a)(i)	2,994,867
		Arrow Electronics Inc.:
1,600,000		5.851% due 12/1/23(a)(i)	1,600,000
3,600,000		5.845% due 12/4/23(a)(i)	3,598,252
800,000		5.819% due 12/5/23(a)(i)	799,484
		Bacardi-Martini BV:
700,000		5.975% due 12/19/23(a)(i)	697,918
2,200,000		6.022% due 12/21/23(a)(i)	2,192,667
1,600,000		6.096% due 12/29/23(a)(i)	1,592,471
3,000,000		Dominion Energy Inc., 5.639% due 12/11/23(a)(i)	2,995,333
		Energy Transfer LP:
300,000		5.805% due 12/6/23(i)	299,758
1,200,000		5.806% due 12/7/23(i)	1,198,840
3,000,000		Fidelity National Information Services Inc., 5.617% due 12/20/23(a)(i)	2,991,133
		Global Payments Inc.:
1,600,000		6.058% due 12/15/23(i)	1,596,248
3,000,000		6.069% due 1/5/24(i)	2,982,413
1,300,000		Humana Inc., 5.699% due 12/15/23(a)(i)	1,297,134
		L3Harris Technologies Inc.:
3,000,000		5.618% due 12/1/23(a)(i)	3,000,000
300,000		5.734% due 12/6/23(a)(i)	299,763
400,000		Marriott International Inc., 5.667% due 12/29/23(a)(i)	398,248
3,000,000		NextEra Energy Inc., 5.741% due 12/21/23(a)(i)	2,990,500
		Quanta Services Inc.:
1,500,000		5.922% due 12/7/23(a)(i)	1,498,525
1,800,000		5.863% due 12/14/23(a)(i)	1,796,198
1,200,000		5.899% due 12/19/23(a)(i)	1,196,472
		RTX Corp.:
3,000,000		5.614% due 12/4/23(a)(i)	2,998,603
1,500,000		5.596% due 12/20/23(a)(i)	1,495,590
3,000,000		Verizon Communications Inc., 5.597% due 12/12/23(a)(i)	2,994,903
		VF Corp.:
1,300,000		6.069% due 12/18/23(a)(i)	1,296,286

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 37.8% - (continued)
COMMERCIAL PAPERS - 16.5% - (continued)
$ 1,700,000		6.151% due 1/17/24(a)(i)	$1,686,461

		TOTAL COMMERCIAL PAPERS (Cost - $50,684,657)	50,684,657

TIME DEPOSITS - 1.4%
32,136	AUD	ANZ National Bank - Hongkong, 2.900% due 12/1/23	21,232
		BBH - Grand Cayman:
33	DKK	2.500% due 12/1/23	5
43	NZD	3.350% due 12/1/23	27
10,627	GBP	4.160% due 12/1/23	13,417
4,155,736		Citibank - New York, 4.680% due 12/1/23	4,155,736
5,189	CAD	Royal Bank of Canada - Toronto, 3.790% due 12/1/23	3,824
11,291	EUR	Skandinaviska Enskilda Banken AB - Stockholm, 2.810% due 12/1/23	12,291

		TOTAL TIME DEPOSITS (Cost - $4,206,532)	4,206,532

U.S. GOVERNMENT OBLIGATIONS - 19.9%
		U.S. Treasury Bills:
15,400,000		5.349% due 2/29/24(i)	15,196,797
1,700,000		5.436% due 3/5/24(i)	1,676,044
45,000,000		5.332% due 4/2/24(i)	44,220,550

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $61,093,391)	61,093,391

		TOTAL SHORT-TERM INVESTMENTS (Cost - $115,984,580)	115,984,580

		TOTAL INVESTMENTS - 114.4% (Cost - $354,865,695)	351,213,131

		Liabilities in Excess of Other Assets - (14.4)%	(44,285,329)

		TOTAL NET ASSETS - 100.0%	$306,927,802

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2023, amounts to $166,457,660 and represents 54.2% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2023.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2023, amounts to $2,877,150 and represents 0.9% of net assets.
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(g)	Affiliated security. As at November 30, 2023, total cost and total market value of affiliated security amounted to $388,563 and $378,651, respectively.

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Depreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of November 30, 2023
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.357% (1-Month Term SOFR + 1.014%) due 5/25/34	$ 391,211	$ —	$ (12,508)	$ 34	$ (110)	$ 24	$ 4,927	$ 378,651

(h)	Illiquid security.
(i)	Rate shown represents yield-to-maturity.

At November 30, 2023, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 354,865,695	$ 1,008,547	$ (4,995,710)	$ (3,987,163)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Acitivity Company
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions, Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	29.6%
Collateralized Mortgage Obligations	19.7
Asset-Backed Securities	13.7
U.S. Government Agencies & Obligations	3.8
Mortgage-Backed Securities	0.2
Short-Term Investments	33.0

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2023, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	43	12/23	$10,167,619	$10,174,606	$6,987
U.S. Treasury 5-Year Note Futures	36	3/24	3,832,077	3,846,656	14,579

					21,566

Contracts to Sell:
3-Month SOFR Futures	346	6/25	82,783,186	83,109,200	(326,014)
U.S. Treasury 2-Year Note Futures	86	3/24	17,541,759	17,583,641	(41,882)
U.S. Treasury 10-Year Note Futures	7	3/24	765,029	768,578	(3,549)
U.S. Treasury Ultra Long Bond Futures	7	3/24	851,102	861,000	(9,898)
U.S. Ultra Long Bond Futures	23	3/24	2,595,058	2,610,859	(15,801)

					(397,144)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(375,578)

At November 30, 2023, Ultra-Short Term Fixed Income Fund had deposited cash of $687,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2023, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Canadian Dollar	2,000,000	USD	1,463,480	HSBC	$1,475,502	2/8/24	$12,022
Canadian Dollar	2,000,000	USD	1,461,731	JPM	1,474,015	12/8/23	12,284

							24,306

Contracts to Sell:
Canadian Dollar	1,000,000	USD	746,643	DUB	737,750	2/8/24	8,893
Canadian Dollar	2,000,000	USD	1,472,787	MLP	1,474,016	12/8/23	(1,229)
Canadian Dollar	1,000,000	USD	746,760	MLP	737,751	2/8/24	9,009

							16,673

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$40,979

At November 30, 2023, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $20,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.

See pages 250-252 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 98.9%
United States - 98.9%
1,192,830	American Beacon AHL Managed Futures Strategy Fund, Class Y	$11,701,658
786,734	BlackRock Event Driven Equity Fund, Institutional Class	7,828,004
736,938	BlackRock Global Equity Market Neutral Fund, Institutional Class	9,823,389
1,561,186	BlackRock Systematic Multi-Strategy Fund, Institutional Class	15,705,534
838,609	BNY Mellon Global Real Return Fund, Class Y	12,151,444
541,074	Calamos Market Neutral Income Fund, Class I	7,986,251
62,446	Cohen & Steers Global Realty Shares Inc., Class I	3,039,857
240,281	Diamond Hill Long/Short Fund, Class I	6,533,239
637,226	Driehaus Event Driven Fund, Common Class	7,990,808
1,094,949	John Hancock Diversified Macro Fund, Class I	10,402,020
231,571	JPMorgan Hedged Equity Fund, Class I	6,488,614
588,227	LoCorr Market Trend Fund, Class I	7,058,724
551,493	Neuberger Berman Long Short Fund, Institutional Class	9,579,431
224,418	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	2,969,044
836,131	PIMCO Credit Opportunities Bond Fund, Institutional Class	7,867,993
2,034,399	PIMCO Mortgage Opportunities and Bond Fund, Class I2	18,858,875
837,920	Thornburg Strategic Income Fund, Institutional Class	9,351,188
	TOTAL INVESTMENTS - 98.9%
	(Cost - $157,099,538)	155,336,073

	Other Assets in Excess of Liabilities - 1.1%	1,784,142

	TOTAL NET ASSETS - 100.0%	$157,120,215

At November 30, 2023, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$ 157,099,538	$ 3,297,694	$ (5,061,159)	$ (1,763,465)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$164,794,096	$164,794,096	$—	$—
Consumer Discretionary	183,868,637	183,868,637	—	—
Consumer Staples	93,915,811	93,915,811	—	—
Energy	74,129,651	74,129,651	—	—
Financials	307,022,196	307,022,196	—	—
Health Care	245,949,381	245,949,381	—	—
Industrials	209,094,856	209,094,856	—	—
Information Technology	453,430,590	453,430,590	—	—
Materials	56,002,764	55,999,290	3,474	—
Real Estate	76,535,862	76,535,862	—	—
Utilities	38,298,207	38,298,207	—	—
Short-Term Investments:
Money Market Fund	1,244,343	1,244,343	—	—
Time Deposits	54,574,050	—	54,574,050	—

Total Investments, at Value	$1,958,860,444	$1,904,282,920	$54,577,524	$—

Security Lending Transactions - Liabilities	$(1,244,343)	$—	$(1,244,343)	$—

Other Financial Instruments - Assets
Futures Contract	$443,345	$443,345	$—	$—

Total Other Financial Instruments - Assets	$443,345	$443,345	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(5,302)	$(5,302)	$—	$—

Total Other Financial Instruments - Liabilities	$(5,302)	$(5,302)	$—	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$7,649,841	$7,649,841	$—	$—
Consumer Discretionary	39,457,940	39,457,940	—	—
Consumer Staples	18,192,180	18,192,180	—	—
Energy	19,542,023	19,542,023	—	—
Financials	60,800,701	60,800,701	—	—
Health Care	63,517,499	63,508,978	8,521	—
Industrials	92,401,552	92,401,552	—	—
Information Technology	67,372,009	67,372,009	—	—
Materials	24,035,012	24,027,283	7,729	—
Real Estate	23,085,353	23,085,353	—	—
Utilities	16,331,180	16,331,180	—	—
Preferred Stocks:
Financials	1,843,201	1,843,201	—	—
Open End Mutual Fund Securities:
Financials	759,989	759,989	—	—
Corporate Bonds & Notes	616,067	—	616,067	—
Short-Term Investments:
Money Market Fund	6,176,412	6,176,412	—	—
Time Deposits	20,310,039	—	20,310,039	—

Total Investments, at Value	$462,090,998	$441,148,642	$20,942,356	$—

Security Lending Transactions - Liabilities	$(6,176,412)	$—	$(6,176,412)	$—

Other Financial Instruments - Assets
Futures Contracts	$49,178	$49,178	$—	$—

Total Other Financial Instruments - Assets	$49,178	$49,178	$—	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$135,927,445	$—	$135,927,445	$—
Germany	92,571,567	—	92,571,567	—
Japan	214,979,045	—	214,979,045	—
Switzerland	104,045,715	—	104,045,715	—
United Kingdom	198,524,108	1,824,347	196,699,761	—
Other Countries*	406,779,822	52,604,420	354,175,402	—
Preferred Stocks:
Germany	2,859,005	—	2,859,005	—
Open End Mutual Fund Security:
United States	1,451,187	1,451,187	—	—
Short-Term Investments:
Money Market Fund	4,224,923	4,224,923	—	—
Time Deposits	29,512,680	—	29,512,680	—

Total Investments, at Value	$1,190,875,497	$60,104,877	$1,130,770,620	$—

Security Lending Transactions - Liabilities	$(4,224,923)	$—	$(4,224,923)	$—

Other Financial Instruments - Assets
Futures Contracts	$42,437	$42,437	$—	$—

Total Other Financial Instruments - Assets	$42,437	$42,437	$—	$—

	Total Fair Value at November 30, 2023		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$26,999,218		$26,999,218	$—	$—
China	90,547,595		9,748,320	80,799,275	—
India	63,760,898		11,736,320	52,024,578	—
South Korea	48,317,899		162,419	48,155,480	—
Taiwan	54,810,995		12,030,815	42,780,180	—
Other Countries*	111,712,830	*	29,534,599	82,137,290	40,941	*
Preferred Stocks:
Brazil	2,702,223		2,668,446	33,777	—
Chile	154,261		154,261	—	—
Colombia	64,530		64,530	—	—
Mexico	226,527		226,527	—	—
Russia	850	*	—	—	850	*
South Korea	3,614,416		—	3,614,416	—
Right:
China	1,541		—	1,541	—
Short-Term Investments:
Money Market Fund	359,430		359,430	—	—
Time Deposits	11,246,010		—	11,246,010	—

Total Investments, at Value	$414,519,223	*	$93,684,885	$320,792,547	$41,791	*

Security Lending Transactions - Liabilities	$(359,430)		$—	$(359,430)	$—

Other Financial Instruments - Assets
Futures Contract	$7,009		$7,009	$—	$—

Total Other Financial Instruments - Assets	$7,009		$7,009	$—	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$549,388,498	$—	$549,388,498	$—
Corporate Bonds & Notes	501,768,416 *	—	501,768,416	—	*
U.S. Government Agencies & Obligations	449,553,496	—	449,553,496	—
Collateralized Mortgage Obligations	229,790,344	—	229,790,344	—
Asset-Backed Securities	52,844,309	—	52,844,309	—
Sovereign Bonds	36,365,232	—	36,365,232	—
Senior Loans	23,161,686	—	23,161,686	—
Municipal Bonds	5,535,109	—	5,535,109	—
Common Stock:
Telecommunications	297,747	—	297,747	—
Right:
Luxembourg	— *	—	—	—	*
Purchased Options	659,203	567,206	91,997	—
Short-Term Investments:
Repurchase Agreement	4,300,000	—	4,300,000	—
Time Deposits	62,920,755	—	62,920,755	—
U.S. Government Obligations	26,709,879	—	26,709,879	—

Total Investments, at Value	$1,943,294,674 *	$567,206	$1,942,727,468	$—	*

Other Financial Instruments - Assets
Futures Contracts	$3,296,116	$3,296,116	$—	$—
Forward Foreign Currency Contracts	471,992	—	471,992	—
Centrally Cleared Interest Rate Swaps	5,620,908	—	5,620,908	—
Centrally Cleared Credit Default Swap	228,387	—	228,387	—

Total Other Financial Instruments - Assets	$9,617,403	$3,296,116	$6,321,287	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(424,042)	$(339,666)	$(84,376)	$—
Futures Contracts	(1,534,206)	(1,534,206)	—	—
Forward Foreign Currency Contracts	(417,697)	—	(417,697)	—
OTC Interest Rate Swap	(136,214)	—	(136,214)	—
Centrally Cleared Interest Rate Swaps	(155,131)	—	(155,131)	—
Centrally Cleared Credit Default Swap	(118,261)	—	(118,261)	—

Total Other Financial Instruments - Liabilities	$(2,785,551)	$(1,873,872)	$(911,679)	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$114,499,285	$—	$114,499,285	$—
Collateralized Mortgage Obligations	3,945,712	—	3,945,712	—
Senior Loans	2,996,974	—	2,996,974	—
Common Stocks:
Energy	321,499	321,499	—	—
Convertible Preferred Stocks:
Energy	278,558	—	278,558	—
Sovereign Bond	36,775	—	36,775	—
Short-Term Investments:
Time Deposits	4,751,294	—	4,751,294	—

Total Investments, at Value	$126,830,097	$321,499	$126,508,598	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$50,759,199	$—	$50,759,199	$—
Sovereign Bonds:
Japan	16,887,730	—	16,887,730	—
Other Countries*	24,322,605	—	24,322,605	—
Collateralized Mortgage Obligations	30,830,407	—	30,830,407	—
Corporate Bonds & Notes:
Other Countries*	17,167,458	—	17,167,458	—
U.S. Government Agencies & Obligations	8,874,088	—	8,874,088	—
Asset-Backed Securities	714,955	—	714,955	—
Purchased Options	223,064	—	223,064	—
Short-Term Investments:
Commercial Papers	1,285,479	—	1,285,479	—
Repurchase Agreement	13,000,000	—	13,000,000	—
Sovereign Bonds:
Japan	38,675,980	—	38,675,980	—
Time Deposits	3,930,414	—	3,930,414	—

Total Investments, at Value	$206,671,379	$—	$206,671,379	$—

Other Financial Instruments - Assets
Futures Contracts	$346,894	$346,894	$—	$—
Forward Foreign Currency Contracts	1,407,960	—	1,407,960	—
Centrally Cleared Interest Rate Swaps	4,126,131	—	4,126,131	—
OTC Credit Default Swap	11,319	—	11,319	—
Centrally Cleared Credit Default Swaps	186,572	—	186,572	—

Total Other Financial Instruments - Assets	$6,078,876	$346,894	$5,731,982	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(288,631)	$(19)	$(288,612)	$—
Forward Sale Commitments	(20,025,087)	—	(20,025,087)	—
Futures Contracts	(311,361)	(311,361)	—	—
Forward Foreign Currency Contracts	(1,956,094)	—	(1,956,094)	—
OTC Total Return Swaps	(233,536)	—	(233,536)	—
OTC Interest Rate Swaps	(41,708)	—	(41,708)	—
Centrally Cleared Interest Rate Swaps	(5,095,781)	—	(5,095,781)	—
OTC Credit Default Swaps	(5,098)	—	(5,098)	—
Centrally Cleared Credit Default Swaps	(131,640)	—	(131,640)	—
OTC Cross Currency Swap	(52,800)	—	(52,800)	—

Total Other Financial Instruments - Liabilities	$(28,141,736)	$(311,380)	$(27,830,356)	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$96,363,578	$—	$96,363,578	$—
Short-Term Investments:
Time Deposits	2,934,002	—	2,934,002	—

Total Investments, at Value	$99,297,580	$—	$99,297,580	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$134,894,385	$—	$134,894,385	$—
Collateralized Mortgage Obligations	16,433,324	—	16,433,324	—
Mortgage-Backed Securities	11,998,959	—	11,998,959	—
Sovereign Bonds	6,950,846	—	6,950,846	—
Corporate Bonds & Notes	1,573,971	—	1,573,971	—
Short-Term Investments:
Time Deposits	860,831	—	860,831	—

Total Investments, at Value	$172,712,316	$—	$172,712,316	$—

Other Financial Instruments - Assets
Futures Contracts	$67,797	$67,797	$—	$—
Forward Foreign Currency Contracts	76,373	—	76,373	—
Centrally Cleared Interest Rate Swaps	1,865,408	—	1,865,408	—
Centrally Cleared Inflation Rate Swaps	780,888	—	780,888	—
Centrally Cleared Credit Default Swap	141	—	141	—

Total Other Financial Instruments - Assets	$2,790,607	$67,797	$2,722,810	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(249,171)	$—	$(249,171)	$—
Reverse Repurchase Agreements	(31,381,490)	—	(31,381,490)	—
Futures Contracts	(131,291)	(131,291)	—	—
Forward Foreign Currency Contracts	(377,099)	—	(377,099)	—
Centrally Cleared Interest Rate Swaps	(1,003,990)	—	(1,003,990)	—
Centrally Cleared Inflation Rate Swaps	(1,398,151)	—	(1,398,151)	—

Total Other Financial Instruments - Liabilities	$(34,541,192)	$(131,291)	$(34,409,901)	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$103,907,385	$—	$103,907,385	$—
Collateralized Mortgage Obligations	68,985,183	—	68,985,183	—
Asset-Backed Securities	48,223,533	—	48,223,533	—
U.S. Government Agencies & Obligations	13,363,259	—	13,363,259	—
Mortgage-Backed Securities	749,191	—	749,191	—
Short-Term Investments:
Commercial Papers	50,684,657	—	50,684,657	—
Time Deposits	4,206,532	—	4,206,532	—
U.S. Government Obligations	61,093,391	—	61,093,391	—

Total Investments, at Value	$351,213,131	$—	$351,213,131	$—

Other Financial Instruments - Assets
Futures Contracts	$21,566	$21,566	$—	$—
Forward Foreign Currency Contracts	42,208	—	42,208	—

Total Other Financial Instruments - Assets	$63,774	$21,566	$42,208	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(397,144)	$(397,144)	$—	$—
Forward Foreign Currency Contracts	(1,229)	—	(1,229)	—

Total Other Financial Instruments - Liabilities	$(398,373)	$(397,144)	$(1,229)	$—

	Total Fair Value at November 30, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$155,336,073	$155,336,073	$—	$—

Total Investments, at Value	$155,336,073	$155,336,073	$—	$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2023 through November 30, 2023:

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2023	$41,806	*	$40,957	*	$—	$849	$—
Total realized gain (loss)	(170,254)		(170,254)		—	—	—
Change in unrealized appreciation (depreciation)	212,194		212,193		—	1	—
Purchases	—		—		—	—	—
(Sales)	(41,955)		(41,955)		—	—	—
Transfers in	—	**	—	**	—	—	—
(Transfers out)	—		—		—	—	—

Balance as of November 30, 2023	$41,791	*	$40,941	*	$—	$850	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2023	$2		$1		$—	$1	$—

	Total		Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights
Core Fixed Income Fund
Balance as of August 31, 2023	$—	*	$—	$—	*	$—	$—	*
Total realized gain (loss)	—		—	—		—	—
Change in unrealized appreciation (depreciation)	—		—	—		—	—
Purchases	—		—	—		—	—
(Sales)	—		—	—		—	—
Transfers in	—		—	—		—	—
(Transfers out)	—		—	—		—	—

Balance as of November 30, 2023	$—	*	$—	$—	*	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2023	$—		$—	$—		$—	$—

*	Includes securities that are valued at $0.
**

Transfers are calculated on the beginning of period value. For the period ended November 30, 2023, for Emerging Markets Equity Fund, security valued at zero was transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine its fair value. There were no other transfers in or out of Level 3 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities.

Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At November 30, 2023, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$1,178,651	$—	$(1,178,651)	$0
Small-Mid Cap Equity Fund	6,036,984	—	(6,036,984)	0
International Equity Fund	5,466,602	—	(5,466,602)	0
Emerging Markets Equity Fund	349,737	—	(349,737)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $1,244,343, $6,176,412, $4,224,923 and $359,430, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $59,041, $1,421,005 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedule of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. An investment in the Funds is based on the values of the Funds’ investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Funds’ investments, adversely affect and increase the volatility of the Funds’ share prices and exacerbate pre-existing risks to the Funds. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Funds and their investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Funds’ investments (and, in turn, the Funds’ investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2022 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan position as of November 30, 2023.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended November 30, 2023, the Inflation-Linked Fixed Income Fund participated in sale-buyback transactions.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended November 30, 2023, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at November 30, 2023 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2023 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2023.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2023 have been disclosed under respective schedules of investments.